UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-04416

                         PNC Funds

(Exact name of Registrant as specified in charter)

One East Pratt Street – 5th Floor

                                 Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                             Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end:  May 31

Date of reporting period:  May 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Annual Report to Shareholders is attached herewith.

PNC Funds

PNC Advantage Funds

May 31, 2016

Annual Report
Money Market Funds

PNC Government Money Market Fund

PNC Tax Exempt Money Market Fund

PNC Treasury Money Market Fund

PNC Advantage Institutional Treasury Money Market Fund

PNC FUNDS

PNC ADVANTAGE FUNDS

PNC MONEY MARKET FUNDS ANNUAL REPORT

MONEY MARKET FUNDS

Government Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

Advantage Institutional Treasury     Money Market Fund

OTHER PNC FUNDS

TARGET DATE FUNDS

Retirement Income Fund

Target 2020 Fund

Target 2030 Fund

Target 2040 Fund

Target 2050 Fund

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

International Growth Fund

Large Cap Core Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Fund

Mid Cap Index Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund

Small Cap Fund

Small Cap Index Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Maryland Tax Exempt Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Tax Exempt Limited Maturity Bond Fund

T A B L E   O F  C O N T E N T S

Letter to Shareholders	1

Abbreviations and Definitions for Schedules of Investments and Financial Statements	4

Summary of Portfolio Holdings/Yields	6

Expense Tables	8

Trustees and Officers of the Trust	9

Report of Independent Registered Public Accounting Firm	11

	Financial Highlights	Schedule of Investments

Government Money Market Fund	12	16
Tax Exempt Money Market Fund	13	20
Treasury Money Market Fund	14	24
Advantage Institutional Treasury Money Market Fund	15	26
Statements of Assets and Liabilities		28

Statements of Operations		32

Statements of Changes in Net Assets		34

Notes to Financial Statements		36

Notice to Shareholders		45

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Money Market Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and PNC Advantage Funds and receives fees for its services. PNC Funds and PNC Advantage Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2016 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

P N C  M o n e y   M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Dear Shareholders:

We are pleased to present this annual report for PNC Money Market Funds for the twelve months ended May 31, 2016 (the “annual period”).

Please note that on June 4, 2015, the Funds’ Boards of Trustees approved an agreement and plan of reorganization pursuant to which PNC Advantage Institutional Government Money Market Fund, a money market fund organized under a separate trust and managed by PNC Capital Advisors, LLC (the “Adviser”), would be reorganized with and into PNC Government Money Market Fund. The closing date of the reorganization was September 14, 2015.

Also, on February 25, 2016, the Funds’ Boards of Trustees approved plans of liquidation for each of PNC Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Advantage Money Market Fund. PNC Money Market Fund and PNC Advantage Money Market Fund were liquidated on May 25, 2016. PNC Tax Exempt Money Market Fund was liquidated on June 8, 2016.

Further, in connection with the July 2014 amendments to Rule 2a-7 under the Investment Company Act of 1940 (the “Amended Rule”), which is the primary rule governing the operation of money market funds, during the annual period, deadlines passed for money market fund managers to be compliant with certain requirements of the Amended Rule. PNC Money Market Funds are in compliance with these requirements which include reporting defined “material events” as applicable on a new Securities and Exchange Commission (“SEC”) form, complying with new diversification and stress-testing requirements, reporting information on a Fund’s website pertaining to fund liquidity and shareholder inflows and outflows, and incorporating new disclosure into registration statements and advertisements. On September 16, 2015, the SEC adopted additional amendments to Rule 2a-7 which remove references to credit ratings of NRSROs from the definition of “eligible security” and codify certain general factors to be considered in assessing credit risk. PNC Money Market Funds intend to be compliant with these amendments by October 14, 2016 as required. Lastly, the Adviser intends to manage PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund, so that on and after October 14, 2016, each will qualify as a “government money market fund” under the Amended Rule enabling each to continue to seek to maintain a stable net asset value (“NAV”) per share of one dollar.

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets during the annual period.

Economic Review

Volatility heightened in the capital markets during the annual period, as global economic growth struggled. For much of the annual period, global Gross Domestic Product (“GDP”) growth in the advanced economies remained uneven. Accommodative monetary policies in developed countries helped to stabilize economic and financial conditions, with growth of combined developed economies in the 1% to 2% range. But several emerging markets were under stress from weak commodity prices causing decelerating growth, current account deficits, currency depreciation and inflation. Economic weakness exacerbated political stress in both developed and emerging markets.

“Volatility heightened in the capital markets...as global economic growth struggled.” Commentary provided by PNC Capital Advisors, LLC as of May 31, 2016

P N C  M o n e y  M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“Yields in the taxable and tax-exempt money markets remained extremely low...” Commentary provided by PNC Capital Advisors, LLC as of May 31, 2016

U.S. GDP growth in 2015 was 2.0% but then rose just 1.1% during the first quarter of 2016. However, second quarter 2016 GDP was projected to be between 2.0% and 2.5% due to strong housing data and stronger consumption. The U.S. labor market was strong by most metrics for much of the annual period, but then faltered a bit from March through May 2016. The U.S. unemployment rate fell to 4.7%, although that decline was mainly attributable to a decline in labor force participation. Such softness in the U.S. labor market, including in non-farm payroll increases, tempered the Federal Reserve’s (the “Fed”) path toward interest rate normalization. At the end of the annual period, the then most-recent Fed projections showed interest rates increasing at a slower pace in 2017 and 2018 compared to its projections from March 2016. While there is a potential chance the Fed will raise short-term rates over the next few months, it appears the Fed may wait until much later in 2016 before the next incremental increase in the federal funds rate. Following the June 23, 2016 decision by U.K. voters to leave the European Union (“Brexit”), the federal funds futures market was barely pricing in an increase by December 2016, and, remarkably, a greater chance of a cut during the second half of 2016.

Money Markets

Yields in the taxable and tax-exempt money markets remained extremely low throughout the annual period. Central bank policy divergence and economic data were dominant themes affecting the money markets. As the annual period began in June 2015, data suggested that U.S. economic activity had picked up during the second quarter of 2015 after a weak first quarter. At its June 2015 meeting, the Fed hinted that U.S. interest rates were still on track to rise later in 2015, despite lowering its growth and inflation forecast slightly. Still, a shift lower in Fed officials’ predictions of interest rate levels signaled a slight delay in the timing of hikes. During the third quarter of 2015, the broad market consensus was that in determining the timing for policy tightening, the Fed was likely to focus on cumulative progress toward full employment rather than short-term data reports. The Fed signaled its inclination to begin normalizing policy even if inflationary pressures remained low. It thus came as a surprise to many that the Fed chose to keep its targeted federal funds rate unchanged at its September 2015 meeting.

Given its economic outlook, and recognizing the time it takes for policy actions to affect future economic outcomes, the Fed finally decided to raise the target range for the federal funds rate to 0.25% to 0.50% at its December 2015 meeting. The Fed indicated that its monetary policy stance remained accommodative after the increase but also suggested that, dependent on data, it might implement four additional rate hikes, in a gradual manner, during 2016.

As the new year began, the financial markets were volatile amid persistent global economic growth concerns. The Fed left interest rates unchanged during January 2016, with its subsequent policy statement slightly dovish. In the statement, the Fed downgraded its near-term inflation outlook, expressed concern about global economic conditions and noted slowing housing and inventory investment. The money markets, which already had lowered expectations for Fed monetary action, priced out the possibility of a rate hike in March 2016. During February 2016, the Fed focused primarily on the labor market, inflation expectations and financial conditions. At its March 2016 meeting, the Fed lowered its projections for GDP and inflation and moved its interest rate increase projections closer to market expectations of no more than two more rate hikes for 2016, a stance it maintained at its April 2016 meeting. In all, the Fed kept the targeted federal funds rate unchanged during the first five months of 2016.

P N C  M o n e y  M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Our View Ahead

We expect U.S. GDP growth to remain between 2.0% and 2.5% during 2016. We expect global economic activity to remain more sluggish. Many of the economic themes from 2015 are likely to persist through much of 2016, in our view, both domestically and internationally. More specifically, developed economies are essentially in a slow growth mode due to demographics, debt and fiscal policy restraints. Monetary policy has been the sole source of economic stimulus. That said, diverging monetary policies, growth in the Chinese economy, and the Brexit vote are likely to contribute to volatility in the capital markets. In addition, U.S. dollar fluctuations may drive capital flows. Meanwhile, developing economies have been hit with concerns about China’s transition from an industrial to a service-based economy and, as a result, about the country’s diminishing demand for raw materials. Vigilance remains paramount. After the close of the annual period, Fed Chair Yellen noted during Congressional testimony that investors’ risk appetite may change abruptly and added that Brexit could have “significant economic consequences”.

Meanwhile, the money market industry continues preparations to comply with the Amended Rule, with final reform requirements effective on October 14, 2016. Fund families continue to respond to regulatory reforms with changes to their product line-up, which will impact their ultimate post reform money market fund offerings, in the form of fund consolidations, repositionings, liquidations and launches. We expect no further changes to the PNC Money Market Fund offering as a result of reform requirements.

We believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors in the money markets. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios.

We thank you for being a part of the PNC Money Market Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark McGlone	Jennifer E. Spratley
President and Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Funds
PNC Advantage Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds and PNC Advantage Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds and PNC Advantage Funds’ trading intent.

P N C  M o n e y  M a r k e t  F u n d s

A B B R E V I A T I O N S  A N D  D E  F I N I T I O N S  F O R  S C H E D U L E S  O F I N V E S T M E N T S  A N D  F I N A N C I A L  S T A T E M E N T S

Schedules of Investments:

BAN — Bond Anticipation Note

DN — Discount Note. The rate shown is the effective yield at purchase date.

FRN —   Floating Rate Note. The rate shown is the rate in effect on May 31, 2016, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

PLC — Public Limited Company

RB — Revenue Bond

SBPA — Standby Bond Purchase Agreement

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on May 31, 2016, and the date shown is the next reset or put date.

Financial Statements:

— Amounts designated as “ — ” are either zero or rounded to zero.

See Notes to Financial Statements.

4

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  M o n e y  M a r k e t  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S / Y I E L D S  ( U n a u d i t e d )

The tables below present portfolio holdings as of May 31, 2016 as a percentage of total investments for each of the PNC Money Market Funds.

Government Money Market Fund
Federal Home Loan Bank	29.5%
Repurchase Agreements	22.0
Federal Farm Credit Bank	12.1
Federal Home Loan Mortgage Corpration	11.2
Federal National Mortgage Association	10.7
U.S. Treasury Notes	6.1
U.S. Treasury Bills	5.6
Money Market Funds	2.8
100.0%

Tax Exempt Money Market Fund
Refunding Bonds	44.5%
Hospital/Nursing Home Revenue Bonds	15.5
Education Revenue Bonds	13.2
General Obligations	12.7
Other Revenue Bonds	4.9
Transportation Revenue Bonds	3.8
Anticipation Notes	2.9
Industrial/Development Revenue Bonds	1.0
Water/Sewer Revenue Bonds	0.7
Public Facilities Revenue Bonds	0.6
Utility Revenue Bonds	0.2
100.0%

Treasury Money Market Fund
U.S. Treasury Notes	47.7%
U.S. Treasury Bills	46.0
Money Market Funds	6.3
100.0%

Advantage Institutional Treasury Money Market Fund
Repurchase Agreements	44.1%
U.S. Treasury Bills	32.6
U.S. Treasury Notes	19.5
Money Market Fund	3.8
100.0%

The yields in the tables below represent the annualization of the Fund’s declared dividends over the seven-day period ended May 31, 2016.

Current Yield is a measure of a Fund’s yield earned if dividends are paid in cash and are not reinvested. Effective Yield is a measure of a Fund’s yield that assumes that all dividends were reinvested in additional Fund shares instead of being paid in cash.

	7-Day Current Yields as of May 31, 2016
	Class I		Class A		Advisor Class
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Government Money Market Fund	0.08%	0.08%	0.08%	0.08%	0.07%	0.04%
Tax Exempt Money Market Fund	0.04%	(0.01)%	0.03%	(0.02)%	0.03%	(0.02)%
Treasury Money Market Fund	0.07%	0.07%	0.07%	0.07%	–	–

	7-Day Effective Yields as of May 31, 2016
	Class I		Class A		Advisor Class
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Government Money Market Fund	0.08%	0.08%	0.08%	0.08%	0.07%	0.04%
Tax Exempt Money Market Fund	0.04%	(0.01)%	0.04%	(0.01)%	0.04%	(0.01)%
Treasury Money Market Fund	0.07%	0.07%	0.07%	0.07%	–	–

	7-Day Current Yields as of May 31, 2016
	Institutional Shares		Advisor Shares		Service Shares
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Advantage Institutional Treasury Money Market Fund	0.05%	0.05%	0.00%**	0.00%**	0.00%**	0.00%**

	7-Day Effective Yields as of May 31, 2016
	Institutional Shares		Advisor Shares		Service Shares
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Advantage Institutional Treasury Money Market Fund	0.05%	0.05%	0.01%	0.01%	0.01%	0.01%

* Unsubsidized Yield reflects the yield without fee waivers and expense reimbursements in effect.

** Net assets at May 31, 2016 were comprised solely of seed capital of $10. Ratios for the seven-day period rounded to 0.00%.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate, so current performance may be higher or lower than shown here. Current performance data is available at pncfunds.com.

P N C   M o n e y   M a r k e t   F u n d s

E X P E N S E    T A B L E S    (U n a u d i t e d)

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would be higher.

The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the six-month period December 1, 2015 to May 31, 2016 and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended May 31, 2016.

(1) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 366.

(2) Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (December 1, 2015 to May 31, 2016).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	12/01/15	05/31/16	Ratio	Period(1)

Government Money Market Fund
Actual
Class I	$1,000.00	$1,000.37	0.24%	$1.21
Class A	1,000.00	1,000.36	0.24	1.18
Advisor Class	1,000.00	1,000.36	0.23	1.15
Hypothetical(2)
Class I	1,000.00	1,023.80	0.24	1.22
Class A	1,000.00	1,023.82	0.24	1.19
Advisor Class	1,000.00	1,023.85	0.23	1.16

Tax Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,000.21	0.13%	$0.63
Class A	1,000.00	1,000.21	0.12	0.61
Advisor Class	1,000.00	1,000.21	0.12	0.59
Hypothetical(2)
Class I	1,000.00	1,024.38	0.13	0.63
Class A	1,000.00	1,024.39	0.12	0.62
Advisor Class	1,000.00	1,024.41	0.12	0.60

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	12/01/15	05/31/16	Ratio	Period(1)

Treasury Money Market Fund
Actual
Class I	$1,000.00	$1,000.19	0.22%	$1.10
Class A	1,000.00	1,000.19	0.22	1.10
Hypothetical(2)
Class I	1,000.00	1,023.91	0.22	1.11
Class A	1,000.00	1,023.91	0.22	1.11

Advantage Institutional Treasury Money Market Fund
Actual
Institutional Shares	$1,000.00	$1,000.17	0.22%	$1.12
Advisor Shares	1,000.00	1,000.16	0.22	1.12
Service Shares	1,000.00	1,000.16	0.22	1.12
Hypothetical(2)
Institutional Shares	1,000.00	1,023.89	0.22	1.13
Advisor Shares	1,000.00	1,023.89	0.22	1.13
Service Shares	1,000.00	1,023.89	0.22	1.13

P N C  M o n e y  M a r k e t  F u n d s

T R U S T E E S   A N D   O F F I C E R S  OF  T H E  T R U S T

Name, Address[1] Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee[3]	Other Directorships held by Trustees During Past 5 Years[4]
Independent Trustees
Dorothy A. Berry 72	Trustee	Since April 2006	Retired; President, Talon Industries, Inc. (administrative, management and business consulting), 1986-2012; Chairman, Independent Directors Council, 2010-2011.	2 registered investment companies consisting of 34 portfolios	Chairman and Director, Professionally Managed Portfolios; Trustee, Allegiant Funds until 2010.
John G. Drosdick 72	Trustee Chairman of the Board and Nominating Committee	Since November 2010 Since June 2011	Retired; Chairman, Chief Executive Officer and President, Sunoco, Inc. (manufacturer and marketer of petroleum and petrochemical products), 1996-2008.	2 registered investment companies consisting of 34 portfolios	Director, United States Steel Corporation (steel producer); Director, H.J. Heinz Company (U.S.-based food company) until June 2013; Director, Lincoln Financial Corporation (financial services) until 2005; Director, Triumph Group Inc. (aerospace manufacturer).
Dale C. LaPorte 74	Trustee	Since April 2005	Retired; Senior Vice President and General Counsel, Invacare Corporation (manufacturer of healthcare products), 2005-2008; Partner, 1974 – 2005, and Chairman of Executive Committee, 2000 – 2004, of Calfee, Halter & Griswold LLP (law firm).	2 registered investment companies consisting of 34 portfolios	Director, Invacare Corporation; Trustee, Allegiant Funds until 2010.
L. White Matthews, III 70	Trustee Chairman of the Audit Committee	Since February 2010 From June 2011 to February 2012	Retired; Chief Financial Officer, Ecolab Inc., 1999-2001; Chief Financial Officer, Union Pacific Corporation, 1989-1998; Director and Chairman of the Board of Constar International Inc. (bottles and packaging manufacturer), 2009-2014; Retired; Chairman and Director, Ceridian Corporation (payroll and human resources services), 2003- 2007.	2 registered investment companies consisting of 34 portfolios	Director, Hyla Inc. (cellphone recycler); Director, Matrixx Initiatives, Inc.(pharma- ceuticals) until 2011; Director, PNC Funds, Inc. until 2010; Director (since 2003) and Chairman of the Board of (publicly traded) Imation Corp. (data storage) until May 2015.
Edward D. Miller, Jr. 73	Trustee	Since February 2010	Retired; Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to June 2012.	2 registered investment companies consisting of 34 portfolios	Director, Care Fusion (healthcare devices); Director, EnGenelC Ltd. (biopharma- ceuticals) since January 2016; Director, NantHealth, Inc. (healthcare solutions) since January 2016; Director, PNC Funds, Inc. until 2010.
Stephen M. Todd 68	Trustee Chairman of the Audit Committee	Since November 2011 Since February 2012	Retired; Global Vice Chairman – Assurance Professional Practice, Ernst & Young London, UK (accounting firm), 2003 - 2010.	2 registered investment companies consisting of 34 portfolios	Director, Dover Corporation (diversified multi-national manufacturing company); Trustee, Ancora Trust (registered investment company) until 2011.

P N C  M o n e y  M a r k e t  F u n d s

T R U S T E E S  A N D  O F F I C E R S  O F  T H E  T R U S T

Name, Address Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee[3]	Other Directorships held by Trustees During Past 5 Years[4]
Officers
Jennifer E. Spratley One East Pratt Street, 5th Floor Baltimore, MD 21202 47	President Vice President	Since June 2014 From March 2010 to June 2014	Managing Director and Head of Fund Administration, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.) since 2007; Treasurer, PNC Capital Advisors, Inc., September 2007 – September 2009; Unit Leader, Fund Accounting and Administration, SEI Investments Global Funds Services 2005 to 2007; Fund Accounting Director, SEI Investments Global Funds Services 1999 to 2007.	N/A	N/A
Michael Nanosky 1900 East 9th Street, 15th Floor Cleveland, OH 44114 50	Chief Compliance Officer	Since December 2014	Chief Compliance Officer, PNC Funds since 2014; Vice President, Head of Compliance Testing and Monitoring, PNC Capital Advisors, LLC 2010-2014; Chief Compliance Officer, PNC Capital Advisors, LLC and PNC Realty Investors, Inc., 2010-2011; Chief Compliance Officer, CITI Fund Services, 2008-2010.	N/A	N/A
John F. Kernan 1900 East 9th Street, 14th Floor Cleveland, OH 44114 50	Vice President Treasurer Assistant Treasurer	Since June 2016 Since May 2008 From February 2005 to May 2008	Managing Director and Director of Financial Fund Administration, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since July 2004; Senior Director of Fund Administration, State Street Bank and Trust Company, 1998 – 2004.	N/A	N/A
Thomas R. Rus One East Pratt Street, 5th Floor Baltimore, MD 21202 56	Secretary	Since February 2015	Director of Regulatory Fund Administration, PNC Capital Advisors, LLC since February 2015; Chief Compliance Officer, Institutional Shareholder Services Inc. 2014-2015; Chief Compliance Officer, Kroll Bond Rating Agency, Inc. 2010-2014; Vice President, Chief Compliance Officer and Assistant Secretary, MTB Investment Advisors, Inc. and MTB Funds, 2003-2010.	N/A	N/A

1Each Trustee can be contacted by writing to PNC Funds, c/o PNC Capital Advisors, LLC, One East Pratt Street, 5th Floor, Baltimore, MD 21202, Attention: Thomas R. Rus.

2With respect to the term of office for each Trustee of the Trust, the Trustees have adopted a retirement policy in which each will retire at the calendar year end in the year in which he/she reaches the age of 75 years old. With respect to the term of office for each officer of the Trust, pursuant to the Trust’s By-Laws any officer may be removed by the Board at any regular or special meeting of the Board or the extent permitted by the Board, by the President. In addition, any Trustee or officer may resign at any time by giving written notice to the Trust. Such resignation shall be effective upon receipt, unless specified to be effective at some later time.

3The “Fund Complex” is comprised of two registered investment companies for which PCA or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the PNC Funds (thirty-three portfolios) and the PNC Advantage Funds (one portfolio).

4Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act.

For more information regarding the trustees and officers, please refer to the Statement of Additional Information, as supplemented, which is available, without charge, upon request by calling 1-800-622-FUND (3863).

P N C   M o n e y   M a r k e t   F u n d s

R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D  P U B L I C  A C C O U N T I N G  F I R M

To the Shareholders of PNC Government Money Market Fund, PNC Tax Exempt Money Market Fund, and PNC Treasury Money Market Fund and Board of Trustees of PNC Funds and to the Shareholders of PNC Advantage Institutional Treasury Money Market Fund and Board of Trustees of PNC Advantage Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PNC Government Money Market Fund, PNC Tax Exempt Money Market Fund, and PNC Treasury Money Market Fund (the “Money Market Funds”) (three of the thirty-three funds comprising PNC Funds) as of May 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of PNC Advantage Institutional Treasury Money Market Fund (the fund comprising PNC Advantage Funds) (collectively with the Money Market Funds, the “Funds”) as of May 31, 2016, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2016, by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers and transfer agents, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 28, 2016

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Government Money Market Fund
	Class I							Class A
	2016	2015		2014	2013		2012	2016		2015		2014		2013		2012
Net Asset Value, Beginning of Year	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Net Investment Income†	– *	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	– *
Realized and Unrealized Gain (Loss) on Investments	–	–	*	–	–	*	–	–	*	–	*	–		–	*	–
Total from Investment Operations	– *	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	– *
Dividends from Net Investment Income	– *	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	– *
Distributions from Net Realized Gains	–	–		–	–		–	–		–		–		–		–
Total Distributions	– *	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	– *
Net Asset Value, End of Year	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.05%	0.03%		0.01%	0.01%		0.02%	0.05%		0.03%		0.01%		0.01%		0.02%

Ratios/Supplemental Data
Net Assets End of Year (000)	$4,776,561	$720,219		$738,100	$809,229		$960,513	$361,440		$321,524		$133,915		$79,789		$109,523
Ratio of Expenses to Average Net Assets	0.19%	0.07%		0.07%	0.15%		0.12%	0.16%		0.06%		0.02	%(1)	0.15%		0.12%
Ratio of Net Investment Income to Average Net Assets	0.06%	0.02%		0.01%	0.01%		0.01%	0.05%		0.02%		0.06	%(1)	0.01%		0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.27%	0.35%		0.36%	0.36%		0.35%	0.28%		0.35%		0.36%		0.36%		0.35%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.02)%	(0.26)%		(0.28)%	(0.20)%		(0.22)%	(0.07)%		(0.27)%		(0.28)%		(0.20)%		(0.22)%

	Government Money Market Fund
	Advisor Class
	2016(2)
Net Asset Value, Beginning of Year				$ 1.00
Net Investment Income†				–*
Realized and Unrealized Gain (Loss) on Investments				–
Total from Investment Operations				–*
Dividends from Net Investment Income				–*
Distributions from Net Realized Gains				–
Total Distributions				–*

Net Asset Value, End of Year				$ 1.00
Total Return				0.05%

Ratios/Supplemental Data
Net Assets End of Year (000)				$ 875
Ratio of Expenses to Average Net Assets				0.18%
Ratio of Net Investment Income to Average Net Assets				0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)				0.25%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)				(0.02)%

* Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1) During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.05% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(2) Advisor Class Shares commenced operations on September 14, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Tax Exempt Money Market Fund
	Class I								Class A
	2016		2015		2014	2013		2012	2016		2015		2014		2013		2012
Net Asset Value, Beginning of Year	$ 1.00		$ 1.00		$ 1.00	$ 1.00		$ 1.00	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Net Investment Income†	–	*	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*
Realized and Unrealized Gain (Loss) on Investments	–	*	–	*	–	–	*	–	–	*	–	*	–		–	*	–
Total from Investment Operations	–	*	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*
Dividends from Net Investment Income	–	*	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*
Distributions from Net Realized Gains
Total Distributions	–	*	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*
Net Asset Value, End of Year	$ 1.00		$ 1.00		$ 1.00	$ 1.00		$ 1.00	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return	0.03%		0.02%		0.02%	0.02%		0.02%	0.03%		0.02%		0.02%		0.02%		0.03%

Ratios/Supplemental Data
Net Assets End of Year (000)	$246,465		$350,855		$419,054	$509,879		$531,409	$25,411		$48,443		$39,591		$42,426		$37,249
Ratio of Expenses to Average Net Assets	0.08%		0.05%		0.06%	0.14%		0.12%	0.08%		0.05%		0.07	%(1)	0.14%		0.11	%(2)
Ratio of Net Investment Income to Average Net Assets	0.03%		0.02%		0.02%	0.02%		0.02%	0.03%		0.02%		0.02	%(1)	0.02%		0.03	%(2)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.31%		0.30%		0.31%	0.31%		0.30%	0.31%		0.30%		0.31%		0.31%		0.30%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.20)%		(0.23)%		(0.23)%	(0.15)%		(0.16)%	(0.20)%		(0.23)%		(0.22)%		(0.15)%		(0.16)%

	Tax Exempt Money Market Fund
	Advisor Class
	2016		2015		2014	2013		2012
Net Asset Value, Beginning of Year	$ 1.00		$ 1.00		$ 1.00	$ 1.00		$ 1.00
Net Investment Income†	–	*	–	*	– *	–	*	– *
Realized and Unrealized Gain (Loss) on Investments	–	*	–	*	– *	–	*	– *
Total from Investment Operations	–	*	–	*	– *	–	*	– *
Dividends from Net Investment Income	–	*	–	*	– *	–	*	– *
Distributions from Net Realized Gains	–		–		–	–		–
Total Distributions	–	*	–	*	– *	–	*	– *
Net Asset Value, End of Year	$ 1.00		$ 1.00		$ 1.00	$ 1.00		$ 1.00

Total Return	0.03%		0.02%		0.02%	0.02%		0.02%

Ratios/Supplemental Data
Net Assets End of Year (000)	$169,349		$153,640		$123,104	$120,542		$29,378
Ratio of Expenses to Average Net Assets	0.08%		0.05%		0.07%	0.13%		0.12%
Ratio of Net Investment Income to Average Net Assets	0.03%		0.02%		0.02%	0.02%		0.02%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.31%		0.30%		0.31%	0.31%		0.30%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.20)%		(0.23)%		(0.22)%	(0.16)%		(0.16)%

* Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1) During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A. This voluntary commitment had no impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders.

(2) During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which had no impact to Class A ratios.

See Notes to Financial Statements.

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Treasury Money Market Fund
	Class I										Class A
	2016		2015		2014		2013		2012		2016		2015		2014		2013		2012
Net Asset Value, Beginning of Year	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Net Investment Income†	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Realized and Unrealized Gain (Loss) on Investments	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Total from Investment Operations	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Dividends from Net Investment Income	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Distributions from Net Realized Gains	–	*	–	*	–	*	–	*	–	*	–	*							–
Total Distributions	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Net Asset Value, End of Year	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return	0.03%		0.02%		0.02%		0.01%		0.01%		0.03%		0.02%		0.02%		0.01%		0.01%

Ratios/Supplemental Data
Net Assets End of Year (000)	$1,215,072		$225,196		$214,348		$289,839		$326,694		$138,150		$144,448		$173,571		$120,798		$83,704
Ratio of Expenses to Average Net Assets	0.15%		0.02%		0.04%		0.08%		0.04%		0.13%		0.02%		0.03	%(1)	0.08%		0.04%
Ratio of Net Investment Income to Average Net Assets	0.02%		0.01%		0.01%		0.01%		0.01%		0.02%		0.01%		0.02	%(1)	0.01%		0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.31%		0.37%		0.36%		0.37%		0.36%		0.32%		0.37%		0.36%		0.37%		0.36%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.14)%		(0.34)%		(0.31)%		(0.28)%		(0.31)%		(0.17)%		(0.34)%		(0.31)%		(0.28)%		(0.31)%

*	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Advantage Institutional Treasury Money Market Fund
	Institutional Shares							Advisor Shares								Service Shares
	2016	2015		2014	2013		2012	2016		2015		2014	2013		2012	2016		2015		2014	2013		2012
Net Asset Value, Beginning of Year	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Net Investment Income†	– *	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *
Realized and Unrealized Gain (Loss) on Investments	–	–	*	–	–	*	–	–	*	–	*	–	–	*	–	–	*	–	*	–	–	*	–
Total from Investment Operations	– *	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *
Dividends from Net Investment Income	– *	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *
Distributions from Net Realized Gains	–	–		–	–		–	–		–		–	–		–	–		–		–	–		–
Total Distributions	– *	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *	–	*	–	*	– *	–	*	– *
Net Asset Value, End of Year	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Total Return	0.02%	0.01%		0.01%	0.01%		0.01%	0.02%		0.01%		0.01%	0.01%		0.01%	0.02%		0.01%		0.01%	0.01%		0.01%

Ratios/Supplemental Data
Net Assets End of Year (000)	$453,917	$112,304		$174,871	$115,062		$111,735	$–	(1)	$34,829		$10,980	$8,412		$3,619	$–	(1)	$3,401		$1,601	$2,711		$11,149
Ratio of Expenses to Average Net Assets	0.17%	0.05%		0.05%	0.12%		0.08%	0.16%		0.05%		0.05%	0.13%		0.07%	0.10%		0.05%		0.05%	0.14%		0.09%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.01%		0.01%	0.01%		0.01%	0.02%		0.01%		0.01%	0.01%		0.01%	0.02%		0.01%		0.01%	0.01%		0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.24%	0.28%		0.26%	0.28%		0.30%	0.25%		0.29%		0.27%	0.29%		0.32%	0.26%		0.29%		0.27%	0.29%		0.31%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.05)%	(0.22)%		(0.20)%	(0.15)%		(0.21)%	(0.07)%		(0.23)%		(0.21)%	(0.15)%		(0.24)%	(0.14)%		(0.23)%		(0.21)%	(0.14)%		(0.21)%

*	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)	At May 31, 2016, net assets of the Advisor and Service Shares represented seed capital.

See	Notes to Financial Statements.

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 64.7%
Federal Farm Credit Bank — 12.4%
Federal Farm Credit Bank
0.550%, 07/01/16 (FRN)	$37,500	$37,508
0.464%, 08/26/16 (FRN)	4,980	4,980
0.429%, 09/19/16 (FRN)	10,000	10,000
0.530%, 12/14/16 (FRN)	10,000	10,000
0.493%, 04/20/17 (FRN)	25,000	25,006
0.436%, 05/25/17 (FRN)	40,000	40,000
0.559%, 09/14/17 (FRN)	18,000	17,998
0.566%, 10/06/17 (FRN)	20,000	19,997
Federal Farm Credit Bank (DN)
0.275%, 06/03/16	36,790	36,789
0.260%, 06/06/16	10,000	10,000
0.238%, 06/07/16	50,000	49,998
0.270%, 06/09/16	20,000	19,999
0.227%, 06/14/16	43,500	43,496
0.391%, 06/16/16	15,000	14,998
0.270%, 06/21/16	20,000	19,997
0.391%, 06/23/16	5,000	4,999
0.260%, 06/29/16	15,000	14,997
0.250%, 06/30/16	50,000	49,990
0.401%, 07/12/16	7,000	6,997
0.290%, 08/04/16	25,000	24,987
0.320%, 08/05/16	15,000	14,991
0.401%, 09/09/16	15,000	14,983
0.451%, 09/22/16	15,000	14,979
0.401%, 09/28/16	10,000	9,987
0.447%, 10/06/16	55,000	54,913
0.501%, 10/25/16	20,000	19,959
0.572%, 12/05/16	23,470	23,401
0.522%, 12/21/16	20,000	19,941

		635,890

Federal Home Loan Bank — 30.0%
Federal Home Loan Bank
0.449%, 07/28/16 (FRN)	13,000	13,000
0.520%, 09/16/16	25,000	24,998
0.570%, 10/13/16 (FRN)	20,000	20,000
0.426%, 11/25/16 (FRN)	40,000	39,999
0.440%, 01/27/17 (FRN)	30,000	30,000
0.680%, 02/27/17	25,000	24,994
0.481%, 05/16/17 (FRN)	20,000	19,998
Federal Home Loan Bank (DN)
0.419%, 06/01/16	37,700	37,700
0.282%, 06/03/16	105,000	104,998
0.275%, 06/06/16	30,800	30,799
0.390%, 06/09/16	10,000	9,999
0.260%, 06/10/16	30,000	29,998
0.365%, 06/14/16	10,000	9,999
0.380%, 06/16/16	9,000	8,999
0.390%, 06/21/16	20,000	19,996
0.295%, 06/22/16	99,000	98,983
0.320%, 06/24/16	34,919	34,912
0.308%, 06/29/16	43,248	43,238
0.320%, 06/30/16	28,200	28,193
0.340%, 07/06/16	24,520	24,512
0.337%, 07/08/16	43,600	43,585
0.297%, 07/11/16	35,000	34,988
0.340%, 07/12/16	17,800	17,793
0.340%, 07/13/16	59,800	59,776
0.280%, 07/14/16	15,000	14,995
0.348%, 07/20/16	40,000	39,981

	Par (000)	Value (000)

0.330%, 07/22/16	$17,000	$16,992
0.333%, 07/27/16	40,000	39,979
0.339%, 07/29/16	62,000	61,966
0.300%, 08/03/16	25,000	24,987
0.338%, 08/05/16	64,275	64,236
0.400%, 08/08/16	50,000	49,962
0.420%, 08/11/16	100,000	99,917
0.420%, 08/12/16	22,345	22,326
0.429%, 08/19/16	95,700	95,610
0.430%, 08/25/16	25,000	24,975
0.440%, 08/26/16	20,600	20,578
0.411%, 08/31/16	10,500	10,489
0.491%, 09/21/16	20,000	19,970
0.501%, 10/12/16	20,000	19,963
0.476%, 10/14/16	20,000	19,964
0.431%, 11/01/16	25,000	24,954
0.541%, 11/02/16	20,000	19,954
0.541%, 11/04/16	40,000	39,906

		1,543,161

Federal Home Loan Mortgage Corporation — 11.4%
Federal Home Loan Mortgage Corporation (DN)
0.401%, 06/03/16	15,000	15,000
0.350%, 06/09/16	10,000	9,999
0.285%, 06/10/16	27,272	27,270
0.370%, 06/17/16	7,000	6,999
0.260%, 06/23/16	95,956	95,941
0.340%, 07/01/16	50,000	49,990
0.333%, 07/07/16	37,200	37,188
0.258%, 08/03/16	25,000	24,989
0.340%, 08/16/16	17,143	17,131
0.370%, 08/23/16	30,000	29,974
0.300%, 08/26/16	10,000	9,993
0.430%, 09/01/16	25,000	24,975
0.496%, 09/02/16	8,500	8,489
0.401%, 09/12/16	15,000	14,983
0.361%, 09/13/16	20,000	19,979
0.334%, 09/19/16	45,000	44,954
0.373%, 09/20/16	60,000	59,931
0.441%, 10/03/16	15,000	14,977
0.340%, 10/04/16	20,000	19,976
0.530%, 12/01/16	25,000	24,933
0.532%, 12/20/16	26,700	26,620

		584,291

Federal National Mortgage Association — 10.9%
Federal National Mortgage Association (DN)
0.200%, 06/01/16	50,000	50,000
0.330%, 06/08/16	11,720	11,719
0.370%, 06/14/16	15,000	14,998
0.280%, 06/22/16	46,200	46,193
0.240%, 07/06/16	22,500	22,495
0.340%, 07/15/16	10,000	9,996
0.401%, 07/19/16	10,000	9,995
0.451%, 07/20/16	10,000	9,994
0.397%, 08/17/16	35,000	34,970
0.380%, 08/24/16	102,300	102,209
0.360%, 09/01/16	30,000	29,972
0.366%, 09/02/16	45,000	44,957
0.381%, 09/23/16	30,000	29,964
0.330%, 10/04/16	75,000	74,914
0.381%, 10/05/16	25,000	24,967

See Notes to Financial Statements.

16

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal National Mortgage Association — continued
0.437%, 10/06/16	$30,000	$29,954
0.481%, 10/17/16	15,000	14,972

		562,269

Total U.S. Government Agency Obligations (Cost $3,325,611)		3,325,611
U.S. TREASURY OBLIGATIONS — 11.9%
U.S. Treasury Bills† — 5.7%
0.217%, 06/02/16	30,000	30,000
0.247%, 06/09/16	30,000	29,998
0.239%, 06/23/16	115,000	114,985
0.237%, 07/07/16	50,000	49,991
0.256%, 08/04/16	10,000	9,995
0.298%, 08/11/16	20,000	19,988
0.313%, 08/18/16	20,000	19,987
0.337%, 08/25/16	20,000	19,984

		294,928

U.S. Treasury Notes — 6.2%
0.500%, 06/30/16	15,000	15,001
0.420%, 07/31/16 (FRN)	75,000	75,011
0.500%, 07/31/16	78,000	78,019
0.500%, 08/31/16	20,000	20,005
1.000%, 08/31/16	10,000	10,016
0.375%, 10/31/16	10,000	9,999
0.403%, 10/31/16 (FRN)	10,380	10,379
0.625%, 11/15/16	20,000	20,021
0.500%, 11/30/16	10,000	10,003
0.625%, 12/15/16	20,000	20,016
0.424%, 04/30/17 (FRN)	30,000	30,001
0.427%, 07/31/17 (FRN)	20,000	19,999

		318,470

Total U.S. Treasury Obligations (Cost $613,398)		613,398

	Number of Shares
MONEY MARKET FUNDS — 0.0%
Invesco Government & Agency Portfolio 0.260% (A)	1,000,000	1,000

Total Money Market Funds (Cost $1,000)		1,000

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — 22.5%

Credit Suisse Securities LLC

0.290% (dated 05/31/16, due 06/01/16, repurchase price $100,000,806, collateralized by U.S. Treasury Bond and U.S. Treasury Note, 1.625% and 2.875%, due 12/31/19 and 05/15/43, total value $102,000,689)	$100,000	$100,000

Goldman Sachs & Co.

0.290% (dated 05/31/16, due 06/01/16, repurchase price $400,003,222, collateralized by Federal Home Loan Mortgage Corporation Bond, Federal National Mortgage Association Bonds and Government National Mortgage Association Bond, 3.000% to 5.500%, due 02/01/37 to 03/01/46, total value $408,000,000)	400,000	400,000

HSBC Securities USA

0.270% (dated 05/31/16, due 06/01/16, repurchase price $200,001,500, collateralized by Federal National Mortgage Association Bond, 6.500%, due 08/01/22, total value $204,004,444) (B)	200,000	200,000

0.250% (dated 05/31/16, due 06/01/16, repurchase price $100,000,694, collateralized by U.S. Treasury Notes, 1.000% and 3.750%, due 11/15/18 and 08/31/19, total value $102,003,077) (B)	100,000	100,000

Merrill Lynch Pierce Fenner & Smith

0.290% (dated 05/31/16, due 06/01/16, repurchase price $100,000,806, collateralized by Government National Mortgage Association Bond, 4.000%, due 09/20/45, total value $102,000,000)	100,000	100,000

Toronto Dominion Securities LLC

0.280% (dated 05/31/16, due 06/01/16, repurchase price $255,001,983, collateralized by Federal National Mortgage Association Bonds and U.S. Treasury Bonds, 3.000% to 3.500%, due 10/01/30 to 11/15/45, total value $260,100,077)	255,000	255,000

Total Repurchase Agreements (Cost $1,155,000)		1,155,000
TOTAL INVESTMENTS — 99.1% (Cost $5,095,009)*		5,095,009
Other Assets & Liabilities – 0.9%		43,867
TOTAL NET ASSETS — 100.0%		$5,138,876

See Notes to Financial Statements.

17

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††

As of May 31, 2016, the total value of repurchase agreements was $1,155,000 (000) and the value of collateral received, excluding excess, was $1,155,000 (000). See Note 2 in Notes to Financial Statements.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	As of May 31, 2016, the total value of HSBC Securities USA Repurchase Agreements is $300,000 (000) (collateral value of $306,008 (000)).

See Notes to Financial Statements.

18

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Funds	$1,000	$–	$–	$1,000

Repurchase Agreements	–	1,155,000	–	1,155,000

U.S. Government Agency Obligations	–	3,325,611	–	3,325,611

U.S. Treasury Obligations	–	613,398	–	613,398

Total Assets - Investments in Securities	$1,000	$5,094,009	$–	$5,095,009

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

19

P N C  T a x  E x e m p t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a r c h  3 1 ,  2 0 1 6

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.6%
Alaska — 0.9%
Valdez Alaska Marine Terminal, Exxon Pipeline Project (RB) Series C (VRDN)
0.340%, 06/01/16	$3,800	$3,800

California — 4.3%
California State (GO) Series A, Sub-Series A-2 (LOC - Royal Bank of Canada) (VRDN)
0.370%, 06/01/16	4,400	4,400
California State (GO) Series B, Sub-Series B-4 (LOC - JPMorgan Chase Bank) (VRDN)
0.380%, 06/01/16	14,600	14,600

		19,000

Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series V-2 (VRDN)
0.250%, 06/01/16	2,000	2,000

District of Columbia — 3.1%
District of Columbia, Georgetown University (RB) Series C (LOC-Bank of Tokyo-Mitsubishi UFJ) (VRDN)
0.390%, 06/02/16	13,650	13,650

Florida — 1.9%
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/16	3,535	3,535
6.000%, 06/01/16	4,645	4,645

		8,180

Indiana — 0.5%
Purdue University, Student Facilities System (RB) Series A (VRDN)
0.400%, 06/01/16	2,435	2,435

Iowa — 4.3%
Iowa City (RB) (SBPA - U.S. Bank NA) (VRDN)
0.430%, 06/01/16	13,550	13,550
Iowa Finance Authority, Drake University Project (RB) (LOC - Wells Fargo Bank) (VRDN)
0.350%, 06/01/16	5,490	5,490

		19,040

Kentucky — 1.1%
Berea Educational Facilities, Berea College Project (RB) Series A (VRDN)
0.390%, 06/01/16	2,700	2,700
Berea Educational Facilities, Berea College Project (RB) Series B (VRDN)
0.380%, 06/01/16	2,035	2,035

		4,735

Louisiana — 2.3%
Louisiana Public Facilities Authority, CHRISTUS Health (RB) Series B-3 (LOC - Bank of New York Mellon) (VRDN)
0.400%, 06/01/16	10,310	10,310

	Par (000)	Value (000)

Maryland — 2.1%
Montgomery County (BAN) (GO) Series A (SBPA - Wells Fargo Bank) (VRDN)
0.340%, 06/01/16	$3,100	$3,100
Montgomery County (BAN) (GO) Series B (SPBA - Wells Fargo Bank) (VRDN)
0.350%, 06/01/16	6,200	6,200

		9,300

Massachusetts — 8.2%
Massachusetts Bay Transportation Authority (RB) Series A-2 (SBPA - JPMorgan Chase Bank) (VRDN)
0.390%, 06/01/16	11,380	11,380
Massachusetts Development Finance Agency, Partners Healthcare System (RB) Series K-1 (SBPA - Wells Fargo Bank) (VRDN)
0.370%, 06/02/16	2,000	2,000
Massachusetts Health & Educational Facilities Authority, Harvard University (RB) Series R (VRDN)
0.250%, 06/01/16	5,400	5,400
Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts (RB) Series A2 (SBPA - Bank of America) (VRDN)
0.370%, 06/01/16	1,200	1,200
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System (RB) Series D-5 (VRDN)
0.320%, 06/01/16	200	200
Massachusetts Water Resources Authority (RB) Series F (SBPA - Bank of New York Mellon Trust) (VRDN)
0.390%, 06/02/16	16,000	16,000

		36,180

Michigan — 2.3%
University of Michigan (RB) Series B (SBPA— Northern Trust) (VRDN)
0.280%, 06/01/16	6,135	6,135
University of Michigan (RB) Series D-1 (VRDN)
0.300%, 06/01/16	3,865	3,865

		10,000

Minnesota — 1.1%
Rochester Minnesota Mayo Clinic (RB) Series A (VRDN)
0.370%, 06/01/16	5,000	5,000

Mississippi — 2.2%
Jackson County, Mississippi Polution Control, Chevron USA, Inc. Project (RB) (VRDN)
0.350%, 06/01/16	6,500	6,500
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project (RB) Series B (VRDN)
0.350%, 06/01/16	2,000	2,000

See Notes to Financial Statements.

20

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Mississippi — continued
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series D (VRDN)
0.340%, 06/01/16	$1,000	$1,000

		9,500
Missouri — 4.3%
Missouri Development Finance Board Cultural Facilities, The Nelson Gallery Foundation (RB) Series A (SBPA - Northern Trust) (VRDN)
0.350%, 06/01/16	3,000	3,000
Missouri State Health & Educational Facilities Authority, Ascension Health (RB) Series C-3 (VRDN)
0.400%, 06/01/16	10,950	10,950
Missouri State Health & Educational Facilities Authority, BJC Health System (RB) Series A (VRDN)
0.380%, 06/02/16	5,000	5,000

		18,950
New York — 10.8%
New York City (GO) Series A-4 (LOC - Bank of Tokyo-Mitsubishi UFJ) (VRDN)
0.400%, 06/07/16	17,000	17,000
New York City (GO) Sub-Series B-3 (LOC - TD Bank) (VRDN)
0.390%, 06/01/16	16,200	16,200
New York City Municipal Water Finance Authority (RB) Series DD-1 (SBPA - TD Bank) (VRDN)
0.340%, 06/01/16	3,000	3,000
New York City Municipal Water Finance Authority (RB) Sub-Series B-2 (SBPA - Royal Bank of Canada) (VRDN)
0.390%, 06/02/16	3,900	3,900
New York City Transitional Finance Authority, New York City Recovery (RB) Series 1, Sub-Series 1C (SBPA - JPMorgan Chase Bank) (VRDN)
0.370%, 06/01/16	1,000	1,000
New York City, Fiscal 2006 (GO) Series I, Sub-Series I-6 (LOC - Bank of New York Mellon Trust) (VRDN)
0.350%, 06/01/16	6,500	6,500

		47,600
North Carolina — 0.9%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System (RB) Series H (LOC - Wells Fargo Bank) (VRDN)
0.350%, 06/01/16	3,980	3,980
Ohio — 13.1%
Fairfield Township, Fire Station Improvement (BAN) (GO)
1.000%, 06/03/16	3,650	3,650

	Par (000)	Value (000)

Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series B (SBPA - Barclays Bank PLC) (VRDN)
0.400%, 06/01/16	$8,700	$8,700
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.410%, 06/02/16	6,600	6,600
Franklin County, Holy Cross Health Systems Corporation (RB) (VRDN)
0.390%, 06/02/16	4,600	4,600
Franklin County, OhioHealth Corporation (RB) Series A (SBPA - Barclays Bank PLC) (VRDN)
0.400%, 06/01/16	6,000	6,000
Ohio State (GO) Series B (VRDN)
0.400%, 06/01/16	7,935	7,935
Ohio State (GO) Series C (VRDN)
0.390%, 06/01/16	3,500	3,500
Ohio State (GO) Series D (VRDN)
0.420%, 06/01/16	3,300	3,300
Ohio State University (RB) Series B (VRDN)
0.400%, 06/01/16	1,000	1,000
Ohio State University (RB) Series B-2 (VRDN)
0.380%, 06/01/16	7,200	7,200
Ohio State University (RB) Series E (VRDN)
0.400%, 06/01/16	5,400	5,400

		57,885
Pennsylvania — 14.7%
Beaver County Industrial Development Authority, FirstEnergy Generation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.380%, 06/01/16	4,550	4,550
Bucks County Industrial Development Authority, Grand View Hospital (RB) Series A (LOC - TD Bank) (VRDN)
0.370%, 06/02/16	1,600	1,600
Delaware River Port Authority (RB) Series A (LOC - Royal Bank of Canada) (VRDN)
0.390%, 06/02/16	16,600	16,600
Geisinger Authority, Pennsylvania Health Systems (RB) Series B (SBPA - U.S. Bank NA) (VRDN)
0.330%, 06/01/16	1,900	1,900
Lower Merion Township School District, Capital Project (GO) Series B (LOC - U.S. Bank NA) (VRDN)
0.390%, 06/02/16	600	600
Northampton County General Purpose Authority, Lehigh University (RB) (SBPA - JPMorgan Chase Bank) (VRDN)
0.380%, 06/02/16	400	400
Northampton County General Purpose Authority, Lehigh University (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.380%, 06/02/16	1,560	1,560
Pennsylvania Higher Educational Facilities Authority, Drexel University (RB) Second Series (LOC - JPMorgan Chase Bank) (VRDN)
0.370%, 06/02/16	500	500

See Notes to Financial Statements.

21

P N C  T a x  E x e m p t  M o ne y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a r c h  3 1 ,  2 0 1 6

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania (RB) Series A (LOC - Bank of America) (VRDN)
0.380%, 06/01/16	$1,400	$1,400
Philadelphia Gas Works (RB) Fifth Series A-2 (LOC - JPMorgan Chase Bank) (VRDN)
0.400%, 06/02/16	950	950
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - Wells Fargo Bank) (VRDN)
0.350%, 06/01/16	1,200	1,200
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - Wells Fargo Bank) (VRDN)
0.350%, 06/01/16	9,500	9,500
Philadelphia School District (GO) Series H (LOC - Royal Bank of Canada) (VRDN)
0.400%, 06/02/16	9,200	9,200
Washington County Authority, University of Pennsylvania (RB) (VRDN)
0.380%, 06/02/16	14,920	14,920

		64,880

Texas — 15.0%
Gulf Coast Industrial Development Authority, Exxon Mobil Project (RB) (VRDN)
0.320%, 06/01/16	1,325	1,325
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-1 (VRDN)
0.360%, 06/01/16	5,000	5,000
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-2 (VRDN)
0.360%, 06/01/16	2,000	2,000
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-1 (VRDN)
0.360%, 06/01/16	4,190	4,190
Lower Neches Valley Authority Industrial Development Corporation, Exxon Mobil Project (RB) (VRDN)
0.320%, 06/01/16	8,500	8,500
Red River Education Financing Corporation, Texas Christian University Project (RB) (SBPA - Northern Trust) (VRDN)
0.410%, 06/01/16	9,000	9,000
Tarrant County Health Facilities Development Corporation, Cook Children’s Medical System (RB) Series B (VRDN)
0.380%, 06/02/16	15,000	15,000
Texas (GO) Series D (SBPA - State Street Bank & Trust) (VRDN)
0.400%, 06/01/16	6,700	6,700
University of Texas System (RB) Series B (VRDN)
0.380%, 06/02/16	2,950	2,950

	Par (000)	Value (000)

University of Texas System (RB) Series B (VRDN)
0.380%, 06/02/16	$2,900	$2,900
University of Texas System (RB) Series B (VRDN)
0.370%, 06/02/16	8,490	8,490

		66,055

Utah — 3.5%
Murray, IHC Health Services (RB) Series B (VRDN)
0.390%, 06/02/16	4,850	4,850
Utah County, IHC Health Services (RB) Series C (SBPA - U.S. Bank NA) (VRDN)
0.380%, 06/02/16	10,700	10,700

		15,550

Virginia — 2.5%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series B (VRDN)
0.390%, 06/01/16	4,000	4,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.390%, 06/01/16	7,250	7,250

		11,250

Total Municipal Securities (Cost $439,280)		439,280
TOTAL INVESTMENTS — 99.6% (Cost $439,280)*		439,280
Other Assets & Liabilities – 0.4%		1,945
TOTAL NET ASSETS — 100.0%		$441,225

*  Also cost for Federal income tax purposes.

See Notes to Financial Statements.

22

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Securities	$–	$439,280	$–	$439,280

Total Assets - Investments in Securities	$–	$439,280	$–	$439,280

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

23

P N C   T r e a s u r y   M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y 31, 2016

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 93.7%
U.S. Treasury Bills† — 46.0%
0.217%, 06/02/16	$159,000	$158,999
0.247%, 06/09/16	46,000	45,998
0.320%, 06/16/16	145,000	144,986
0.239%, 06/23/16	114,000	113,983
0.237%, 07/07/16	30,000	29,993
0.228%, 07/21/16	38,000	37,988
0.226%, 07/28/16	50,000	49,982
0.395%, 10/13/16	20,000	19,971
0.407%, 10/20/16	20,000	19,968

		621,868
U.S. Treasury Notes — 47.7%
0.500%, 06/15/16	25,000	25,002
0.500%, 06/30/16	107,000	107,017
1.500%, 06/30/16	5,000	5,004
0.625%, 07/15/16	18,000	18,006
0.420%, 07/31/16 (FRN)	60,000	60,007
0.500%, 07/31/16	90,000	90,026
0.625%, 08/15/16	53,000	53,032
0.500%, 08/31/16	73,000	73,027
1.000%, 08/31/16	15,000	15,023
0.500%, 09/30/16	40,000	40,011
0.375%, 10/31/16	18,000	17,995
0.403%, 10/31/16 (FRN)	28,000	28,000
0.500%, 11/30/16	33,000	33,003
0.625%, 12/15/16	9,000	9,009
0.434%, 01/31/17 (FRN)	22,000	22,003
0.500%, 01/31/17	4,000	4,000
0.424%, 04/30/17 (FRN)	25,000	24,997
0.427%, 07/31/17 (FRN)	20,000	19,998

		645,160

Total U.S. Treasury Obligations (Cost $1,267,028)		1,267,028

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 6.3%
BlackRock Treasury Trust Fund 0.194%†† (A)	500,000	$500
Dreyfus Treasury Prime Cash Management 0.170% (A)	85,047,916	85,048

Total Money Market Funds (Cost $85,548)		85,548

TOTAL INVESTMENTS — 100.0% (Cost $1,352,576)*		1,352,576
Other Assets & Liabilities – 0.0%		646

TOTAL NET ASSETS — 100.0%		$1,353,222

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

24

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Funds	$85,548	$–	$–	$85,548

U.S. Treasury Obligations	–	1,267,028	–	1,267,028

Total Assets - Investments in Securities	$85,548	$1,267,028	$–	$1,352,576

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

25

P N C  A d v a n t a g e  I n s t i t u t i o n a l  T r e a s u r y   M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1,  2 0 1 6

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 52.1%
U.S. Treasury Bills† — 32.6%
0.217%, 06/02/16	$75,000	$74,999
0.247%, 06/09/16	15,000	14,999
0.320%, 06/16/16	3,000	3,000
0.226%, 07/28/16	30,000	29,989
0.256%, 08/04/16	25,000	24,989

		147,976

U.S. Treasury Notes — 19.5%
0.500%, 06/30/16	3,500	3,500
1.500%, 06/30/16	5,000	5,004
0.625%, 07/15/16	2,000	2,001
0.420%, 07/31/16 (FRN)	30,000	30,005
0.500%, 08/31/16	8,000	8,002
1.000%, 08/31/16	3,000	3,004
0.625%, 10/15/16	2,000	2,002
0.375%, 10/31/16	3,000	3,000
0.403%, 10/31/16 (FRN)	3,000	3,000
0.500%, 11/30/16	8,000	8,002
0.625%, 12/15/16	4,000	4,004
0.434%, 01/31/17 (FRN)	4,000	4,001
0.500%, 01/31/17	4,000	4,000
0.424%, 04/30/17 (FRN)	4,000	3,999
0.427%, 07/31/17 (FRN)	5,000	4,999

		88,523

Total U.S. Treasury Obligations (Cost $236,499)		236,499

	Number of Shares
MONEY MARKET FUND — 1.1%
Invesco Treasury Portfolio 0.240% (A)	5,000,000	5,000

Total Money Market Fund (Cost $5,000)		5,000

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — 44.1%
Goldman Sachs & Co.
0.250% (dated 05/31/16, due 06/01/16, repurchase price $60,000,417, collateralized by U.S. Treasury Bill and U.S. Treasury Notes, 0.000% to 1.625%, due 06/23/16 to 07/31/20, total value $61,200,051)	$60,000	$60,000
HSBC Securities USA
0.250% (dated 05/31/16, due 06/01/16, repurchase price $50,000,347, collateralized by U.S. Treasury Bond and U.S. Treasury Note, 3.000% and 6.125%, due 02/28/17 and 08/15/29, total value $51,005,527)	50,000	50,000
Merrill Lynch Pierce Fenner & Smith
0.280% (dated 05/31/16, due 06/01/16, repurchase price $50,000,389, collateralized by U.S. Treasury Note, 1.625%, due 05/31/23, total value $51,000,013)	50,000	50,000
Toronto Dominion Securities LLC
0.270% (dated 05/31/16, due 06/01/16, repurchase price $40,000,300, collateralized by U.S. Treasury Bond and U.S. Treasury Notes, 1.625% to 3.375%, due 03/31/19 to 05/15/44, total value $40,800,005)	40,000	40,000

Total Repurchase Agreements (Cost $200,000)		200,000

TOTAL INVESTMENTS — 97.3% (Cost $441,499)*		441,499
Other Assets & Liabilities — 2.7%		12,418
TOTAL NET ASSETS — 100.0%		$453,917

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	As of May 31, 2016, the total value of repurchase agreements was $200,000 (000) and the value of collateral received, excluding excess, was $200,000 (000). See Note 2 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

26

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Fund	$5,000	$–	$–	$5,000

Repurchase Agreements	–	200,000	–	200,000

U.S. Treasury Obligations	–	236,499	–	236,499

Total Assets - Investments in Securities	$5,000	$436,499	$–	$441,499

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

27

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

M a y  3 1,  2 0 1 6

	Government	Tax Exempt
	Money Market	Money Market
	Fund	Fund

ASSETS

Investments in non-affiliates at value	$3,940,009	$439,280

Investments in repurchase agreements at value	1,155,000	–

Total Investments at value(1)	5,095,009	439,280

Cash	144,923	1,779

Receivable for shares of beneficial interest issued	1	–

Dividends and interest receivable	461	403

Prepaid expenses	27	–

Other assets	173	105

Total Assets	5,240,594	441,567

LIABILITIES

Payable for shares of beneficial interest redeemed	591	16

Payable for investment securities purchased	99,898	–

Dividends payable

Class I	175	16

Class A	24	3

Advisor Class	–	4

Investment advisory fees payable	423	66

Administration fees payable	157	26

Custodian fees payable	36	7

Transfer agent fees payable	14	11

Trustees’ deferred compensation payable	173	105

Trustees’ fees payable	42	13

Other liabilities	185	75

Total Liabilities	101,718	342

TOTAL NET ASSETS	$5,138,876	$441,225

Investments in non-affiliates at cost	$3,940,009	$439,280

Investments in repurchase agreements at cost	1,155,000	–

(1) Total Investments at cost	$5,095,009	$439,280

See Notes to Financial Statements.

28

	Government	Tax Exempt
	Money Market	Money Market
	Fund	Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$5,139,081	$441,263

Undistributed (Distributions in Excess of ) Net Investment Income	(145)	(1)

Accumulated Net Realized Gain (Loss) on Investments	(60)	(37)

Total Net Assets	$5,138,876	$441,225

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$4,776,561,245	$246,465,065

Class I shares outstanding	4,776,874,520	246,538,652

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Class A	$361,439,598	$25,410,419

Class A shares outstanding	361,441,169	25,410,386

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Advisor Class	$875,202	$169,349,266

Advisor Class shares outstanding	875,595	169,360,733

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

See Notes to Financial Statements.

29

P N C   M o n e y   M a r k e t  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

M a y  3 1 ,  2 0 1 6

	Treasury	Advantage
	Money Market	Institutional Treasury
	Fund	Money Market

ASSETS

Investments in non-affiliates at value	$1,352,076	$241,499

Investments in affiliates at value	500	–

Investments in repurchase agreements at value	–	200,000

Total Investments at value(1)	1,352,576	441,499

Cash	–	12,452

Receivable for shares of beneficial interest issued	34	–

Dividends and interest receivable	859	109

Prepaid expenses	15	14

Other assets	67	21

Total Assets	1,353,551	454,095

LIABILITIES

Dividends payable

Class I	33	–

Class A	7	–

Institutional Shares	–	9

Advisor Shares	–	1

Investment advisory fees payable	103	65

Administration fees payable	37	17

Custodian fees payable	9	11

Transfer agent fees payable	8	11

Trustees’ deferred compensation payable	67	21

Trustees’ fees payable	11	2

Other liabilities	54	41

Total Liabilities	329	178

TOTAL NET ASSETS	$1,353,222	$453,917

Investments in non-affiliates at cost	$1,352,076	$241,499

Investments in affiliates at cost	500	–

Investments in repurchase agreements at cost	–	200,000

(1) Total Investments at cost	$1,352,576	$441,499

See Notes to Financial Statements.

30

	Treasury	Advantage
	Money Market	Institutional Treasury
	Fund	Money Market

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$1,353,291	$453,927

Undistributed (Distributions in Excess of ) Net Investment Income	(59)	(10)

Accumulated Net Realized Gain (Loss) on Investments	(10)	–

Total Net Assets	$1,353,222	$453,917

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$1,215,071,345	N/A

Class I shares outstanding	1,215,126,846	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	N/A

Net assets applicable to Class A	$138,150,183	N/A

Class A shares outstanding	138,172,423	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	N/A

Net assets applicable to Institutional shares	N/A	$453,916,832

Institutional shares outstanding	N/A	453,931,083

Net Asset Value, Offering and Redemption	N/A	$1.00

Net assets applicable to Advisor shares(1)	N/A	$10.00

Advisor shares outstanding	N/A	10.00

Net Asset Value, Offering and Redemption Price Per Share	N/A	$1.00

Net assets applicable to Service shares(1)	N/A	$10.00

Service shares outstanding	N/A	10.00

Net Asset Value, Offering and Redemption Price Per Share	N/A	$1.00

(1) At May 31, 2016, net assets of the Advisor and Service Shares of Advantage Institutional Treasury Money Market Fund represented initial seed capital.

See Notes to Financial Statements.

31

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  Y e a r  E n d e d  M a y  3 1 ,  2 0 1 6

	Government	Tax Exempt
	Money Market	Money Market
	Fund	Fund
Investment Income:
Dividends	$ 4	$ –
Interest	3,895	621
Total Investment Income	3,899	621
Expenses:
Investment advisory fees	2,837	1,140
Administration fees	861	297
Transfer agent fees	34	30
Custodian fees	62	14
Professional fees	363	102
Pricing service fees	4	16
Printing and shareholder reports	102	17
Registration and filing fees	61	58
Trustees’ fees	95	36
Miscellaneous	106	34
Total Expenses	4,525	1,744
Less:
Waiver of investment advisory fees(1)	(1,535)	(1,140)
Expense reimbursement(1)	–	(149)
Net Expenses	2,990	455
Net Investment Income	909	166
Realized Gain (Loss) on Investments:
Net realized loss on investments sold	–	(20)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 909	$ 146

(1)  See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

32

Treasury	Advantage
Money Market	Institutional Treasury
Fund	Money Market

$12	$12
869	587
881	599

1,138	472
274	99
21	33
15	18
86	57
1	1
13	16
35	35
33	11
36	20
1,652	762

(896)	(237)
–	–
756	525
125	74

(2)	–
$123	$74

See Notes to Financial Statements.

33

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Government		Tax Exempt
	Money Market Fund		Money Market Fund
	For the Year Ended		For the Year Ended

	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
Investment Activities:
Net investment income (loss)	$909	$154	$166	$135
Net realized gain (loss) on investments sold	–	–	(20)	(15)

Net increase (decrease) in net assets resulting from
operations	909	154	146	120

Dividends from net investment income:
Class I	(766)	(191)	(99)	(94)
Class A	(190)	(48)	(68)	(10)
Advisor Class	(1)	–	–	(32)
Institutional Shares	–	–	–	–
Advisor Shares	–	–	–	–

Total dividends	(957)	(239)	(167)	(136)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	6,801,271	1,612,238	484,016	1,608,565
Class A	1,478,768	1,565,436	73,832	119,637
Advisor Class	35,533	–	312,068	264,507
Institutional Shares	–	–	–	–
Advisor Shares	–	–	–	–
Service Shares	–	–	–	–
Proceeds from Reorganization shares(1):
Class I	71,447	–	–	–
Advisor Class	14,907	–	–	–
Reinvestment of dividends:
Class I	10	2	–	–
Class A	2	1	5	3

Total proceeds from shares issued and reinvested	8,401,938	3,177,677	869,921	1,992,712

Value of shares redeemed:
Class I	(2,816,347)	(1,630,051)	(588,394)	(1,676,753)
Class A	(1,438,846)	(1,377,813)	(96,868)	(110,787)
Advisor Class	(49,564)	–	(296,351)	(233,967)
Institutional Shares	–	–	–	–
Advisor Shares	–	–	–	–
Service Shares	–	–	–	–

Total value of shares redeemed	(4,304,757)	(3,007,864)	(981,613)	(2,021,507)

Increase (decrease) in net assets from share transactions	4,097,181	169,813	(111,692)	(28,795)

Total increase (decrease) in net assets	4,097,133	169,728	(111,713)	(28,811)

Net Assets:
Beginning of year	1,041,743	872,015	552,938	581,749

End of year*	$5,138,876	$1,041,743	$441,225	$552,938

*Including undistributed (distributions in excess of) net investment income	$(145)	$(93)	$(1)	$–

(1) See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.

34

		Advantage
Treasury		Institutional Treasury
Money Market Fund		Money Market
For the Year Ended		For the Year Ended

May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015

$125	$39	$74	$17
(2)	3	–	–

123	42	74	17

(101)	(31)	–	–
(39)	(25)	–	–
–	–	–	–
–	–	(63)	(16)
–	–	(14)	(4)

(140)	(56)	(77)	(20)

1,726,844	584,590	–	–
647,504	778,134	–	–
–	–	–	–
–	–	1,023,862	508,742
–	–	116,737	70,773
–	–	9,267	5,907
–	–	–	–
–	–	–	–

1	–	–	–
1	–	–	–

2,374,350	1,362,724	1,149,866	585,422

(736,956)	(573,736)	–	–
(653,798)	(807,250)	–	–
–	–	–	–
–	–	(682,245)	(571,308)
–	–	(151,567)	(46,923)
	–	(12,668)	(4,107)

(1,390,754)	(1,380,986)	(846,480)	(622,338)

983,596	(18,262)	303,386	(36,916)

983,579	(18,276)	303,383	(36,919)

369,643	387,919	150,534	187,453

$1,353,222	$369,643	$453,917	$150,534

$(59)	$(44)	$(10)	$(7)

See Notes to Financial Statements.

35

P N C   M o n e y   M a r k e t   F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y   3 1,   2 0 1 6

1. Fund Organization

PNC Funds and PNC Advantage Funds (the “Trusts”), each a Delaware statutory trust, are registered under the Investment Company Act of 1940 (the “1940 Act”), as open-end management investment companies. As of May 31, 2016, the Trusts offered for sale shares of 34 Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the PNC Money Market Funds, as defined below, Class I, Advisor Class, Class A, Institutional, Advisor and Service Shares are sold without a sales charge.

Effective May 25, 2016, PNC Money Market Fund and PNC Advantage Institutional Money Market Fund were liquidated pursuant to plans approved by the Board of Trustees (the “Board”) on February 25, 2016.

As of May 31, 2016, the Trusts offered five categories of Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Tax Exempt Money Market Fund, PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund.

The financial statements presented herein are those of the Money Market Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Target Date Funds, Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds are not presented herein, but are presented separately.

Fund Reorganization

On June 4, 2015, the Board approved an agreement and plan of reorganization (the “Reorganization”) to which PNC Advantage Institutional Government Money Market Fund (the “Target Fund”), a money market fund organized under a separate trust and managed by PNC Capital Advisors, LLC (the “Adviser”), would be reorganized with and into PNC Government Money Market Fund (the “Acquiring Fund”). On September 14, 2015, the Target Fund was reorganized into the Acquiring Fund, each of which has substantially similar investment objectives and identical principal investment strategies. The net assets of the Target Fund were transferred at fair value in a tax-free exchange to the Acquiring Fund after the close of business on September 11, 2015. With this transfer, a shareholder of the Target Fund’s Institutional Shares automatically became a shareholder of Class I Shares of the Acquiring Fund. A shareholder of the Target Fund’s Advisor Shares became a shareholder in the newly formed Advisor Class of the Acquiring Fund.

The table below summarizes the assets transfers for the exchange.

36

			Accumulated
			Net
		Net Assets on	Realized	Share			Net Assets on
	Shares	09/11/15	Gains	Conversion		Shares	09/11/15
Target Fund	Redeemed	(000)	(000)	Ratio	Acquiring Fund	Issued	(000)*
PNC Advantage Institutional Government Money Market Fund					PNC Government Money Market Fund
Institutional Class	71,447,425	$71,447	$ –	1.00000	Institutional Class	71,447,425	$1,001,975
Advisor Class	14,906,501	14,907	–	1.00000	Advisor Class	14,906,501	14,907
PNC Advantage Institutional Government Money Market Fund Total		$86,354	$ –		PNC Government Money Market Fund Total		$1,016,882

*	Amounts reflect net assets of Acquiring Fund subsequent to merger.

The table below summarizes the operation of the Target Fund for the period from June 1, 2015 to September 11, 2015, the operations of the Acquiring Fund for the year ended May 31, 2016 as presented in the Statement of Operations, and the combined Target and Acquiring Funds’ pro-forma results of operations for the year ended May 31, 2016 assuming the acquisition had been completed on June 1, 2015.

	Target Fund’s Operations For the Period June 1, 2015 to September 11, 2015				Acquiring Fund’s Operations For the Year Ended May 31, 2016
			Net				Net	Combined
	Net	Net Realized	Increase		Net	Net Realized	Increase	Total
	Investment	Gain	from		Investment	Gain	from	From
Target	Income	on Investments	Operations	Acquiring	Income	on Investments	Operations	Operations
Fund	(000)	(000)	(000)	Fund	(000)	(000)	(000)	(000)

PNC Advantage Institutional Government Money Market Fund	$7	$–	$7	PNC Government Money Market Fund	$909	$–	$909	$916

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

Effective June 1, 2015, the Funds adopted guidance issued by the Financial Accounting Standards Board (“FASB”) that expanded secured borrowing accounting for certain repurchase agreements and also set forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The adoption of the guidance did not result in any additional disclosure for the Funds.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. No such investments held on May 31, 2016 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

37

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,  2 0 1 6

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities, Money Market Fund Investments valued at Amortized Cost and Funding and Repurchase Agreements valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of May 31, 2016 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds are allocated among the Funds on the basis of each Fund’s respective average net assets or other appropriate allocation methodologies, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

38

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

Each Fund, with the exception of Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of May 31, 2016.

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk. Details of the counterparties and the collateral as of May 31, 2016 are included in each Fund’s Schedule of Investments.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the fiscal year ended May 31, 2016.

39

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

Ma y  3 1,  2 0 1 6

During the fiscal year ended May 31, 2016, the Adviser voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.03% for Government Money Market Fund, 0.02% for Tax Exempt Money Market Fund, and 0.01% for Treasury Money Market Fund and Institutional Treasury Money Market Fund.

				Net
		Effective		Effective
	Annual	Annual	Fee	Annual	Expense
	Rate	Rate	Waiver	Rate	Reimbursement

Government Money Market Fund*	0.15%	0.17%	0.09%	0.08%	0.00%

Tax Exempt Money Market Fund	0.20%	0.20%	0.20%	0.00%	0.03%

Treasury Money Market Fund**	0.15%	0.22%	0.17%	0.05%	0.00%

Advantage Institutional Treasury Money Market Fund	0.15%	0.15%	0.08%	0.07%	0.00%

*

Upon the consummation of the Reorganization, the Board approved the reduction of the Fund’s annual investment advisory fee to 0.15%. Prior to the reduction, the annual investment advisory fee was 0.25%.

**	Effective February 26, 2016, the Board approved the reduction of the Fund’s annual investment advisory fee to 0.15%. Prior to the reduction, the annual investment advisory fee was 0.25%.

Shareholder Services Fees

The Trusts maintain Shareholder Services Plans (the “Services Plans”) with respect to the Class A and Advisor Class Shares of PNC Funds and Advisor and Service Shares of PNC Advantage Funds. Pursuant to the Services Plans, the Trusts enter into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide, for PNC Funds, shareholder administrative services to their customers who beneficially own Class A and Advisor Class Shares in consideration for payment of up to 0.25% of the average daily net assets of each Fund’s Class A Shares and up to 0.10% of the average daily net assets of each Fund’s Advisor Class Shares and for PNC Advantage Funds, shareholder administrative services to their customers who beneficially own Advisor and Service Shares in consideration for payment of up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively.

Trustees’ Fees

For his or her service as a Trustee of the Trusts, each Trustee, effective January 1, 2016, receives an annual fee of $79,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for each special Board meeting attended, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. Prior to January 1, 2016, each Trustee received an annual fee of $76,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for each special Board meeting attended, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board received an additional fee of $25,000 per year and the Chairman of the Audit Committee received an additional fee of $10,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trusts, receives any compensation from the Trusts. Fees are paid quarterly in arrears and are allocated to the Trusts based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

PNC Funds, PNC Advantage Funds, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to Co-Administration and Accounting Services Agreements, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trusts. BNY Mellon and the Adviser served as Co-Administrators to PNC Funds in exchange for fees at the annual rate of 0.05% based on average daily net assets of PNC Funds, excluding the average daily net assets of the Target Date Funds. For their services to PNC Funds as Co-Administrators during the fiscal year ended May 31, 2016, approximately 0.0215% was allocated to BNY Mellon and approximately 0.0285% was allocated to the Advisor in aggregate. For their services to PNC Advantage Funds as Co-Administrators during the fiscal year ended May 31, 2016, BNY Mellon received fees at the annual rate of 0.0125% of each Fund’s first $1 billion of average daily net assets and 0.01% of each Fund’s average daily net assets in excess of $1 billion. The Adviser received 0.01% of each Fund’s average net assets. BNY Mellon also receives other transaction-based charges from the Trusts and is reimbursed for out-of-pocket expenses by the Trusts.

40

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities to purchase shares of the money market funds offered by Advantage, an affiliate of PNC Funds, or BlackRock Funds. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a PNC money market fund with respect to its short-term reserves swept into an Advantage money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver may be terminated at any time without prior notice.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds could be deemed to be affiliates of the Adviser.

The amount invested by Treasury Money Market Fund in BlackRock Treasury Trust Fund remained unchanged during the fiscal year ended May 31, 2016.

Details of affiliated holdings at May 31, 2016 are included in the respective Fund’s Schedule of Investments.

For the fiscal year ended May 31, 2016, total income from affiliates for Government Money Market Fund was approximately $2,000 and Treasury Money Market Fund was less than $500. The amounts are included, but not separately disclosed, in the Statements of Operations.

4. Custodian, Distribution/12b-1 and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Co-Administrators of the Trusts), serves as the Custodian of the Trusts. The Custodian fees for the Trusts (excluding the Target Date Funds) are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trusts (excluding the Target Date Funds), 0.002% of the next $5 billion of the combined average daily gross assets of the Trusts (excluding the Target Date Funds) and 0.001% of the combined average daily gross assets in excess of $10 billion of the Trusts (excluding the Target Date Funds). The Custodian fees are allocated to the Trusts (excluding the Target Date Funds) based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Distribution/12b-1 Fees

For its services to the Trusts, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser. PNC Funds has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act (“Rule 12b-1”). Pursuant to the Class A Shares plan, PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Tax Exempt Money Market Fund reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of those Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than 0.00% per annum. This commitment continues through February 28, 2017, at which time the Board will consider whether to renew, revise or discontinue it.

During the fiscal year ended May 31, 2016, the 12b-1 accrual was at an annual rate of 0.00% for each of PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Tax Exempt Money Market Fund.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

41

P N C M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,  2 0 1 6

5. Federal Income Taxes

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the fiscal year ended May 31, 2016 and for each Fund’s open tax years (years ended May 31, 2013 through May 31, 2015) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The tax character of dividends and distributions paid during the fiscal years ended May 31, 2016 and May 31, 2015 were as follows:

	Tax-Exempt	Ordinary
	Income	Income	Total
	(000)	(000)	(000)
Government Money Market Fund
2016	$–	$783	$783
2015	–	221	221
Tax Exempt Money Market Fund
2016	155	–	155
2015	137	–	137
Treasury Money Market Fund
2016	–	103	103
2015	–	56	56
Advantage Institutional Treasury Money Market Fund
2016	–	68	68
2015	–	20	20

As of May 31, 2016, the components of total net assets on a tax basis were as follows:

		Undistributed	Undistributed	Capital	Late-Year	Other	Total
	Paid-in	Tax Exempt	Ordinary	Loss	Losses	Temporary	Net
	Capital	Income	Income	Carryforward	Deferred	Differences	Assets
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Government Money Market Fund	$5,139,081	$–	$25	$ (60)	$ –	$(170)	$5,138,876

Tax Exempt Money Market Fund	441,263	98	–	(17)	(19)	(100)	441,225

Treasury Money Market Fund	1,353,291	–	9	(9)	(1)	(68)	1,353,222

Advantage Institutional Treasury Money Market Fund	453,927	–	2	–*	–	(12)	453,917

    *Amount represents less than $500.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2016:

42

	Undistributed
	(Distributions in Excess of)	Accumulated
	Net Investment	Net Realized	Paid-in
	Income	Losses	Capital
	(000)	(000)	(000)

Government Money Market Fund	$(4)	$–	$4

Tax Exempt Money Market Fund	–	13	(13)

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2016, capital loss carryforwards that were utilized to offset capital gains were as follows:

(000)

Government Money Market Fund	$–*
*Amount represents less than $500.

At May 31, 2016, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2017	2018	Indefinite		Total

Government Money Market Fund	$59	$–	$1		$60

Tax Exempt Money Market Fund	–	–	17		17

Treasury Money Market Fund	–	8	1		9

Advantage Institutional Treasury Money Market Fund	–	–	–	*	–	*
*Amount represents less than $500.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards, which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

6. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund. The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

43

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  31,  2 0 1 6

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees and third-party insurance.

7. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

8. Relevant Accounting Pronouncements

In August 2014, the FASB issued guidance requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The guidance is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

9. SEC Money Market Fund Rule Amendments

In July 2014, the SEC adopted amendments to its rules governing the operation of money market funds. The new rules require, among other things, certain money market funds to cease using the amortized cost method to value their shares and to cause transactions in shares of these funds to be effected using a “floating” NAV. The SEC also adopted amendments that permit the board of trustees of a money market fund to impose a liquidity fee of up to 2% of a shareholder’s redemption request (any such fee a “temporary liquidity fee”) and/or suspend redemptions for a period of up to ten days in certain circumstances. The amendments may require the imposition of a temporary liquidity fee in some circumstances, unless the Board determines such a fee is not in the fund’s best interests. Those provisions are expected to become effective in October 2016. The Adviser intends to manage PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund (the “Government Money Market Funds”) to cause them to qualify as “government money market funds” under the revised regulations and to enable them to continue to seek to maintain stable NAVs per share of one dollar. Under the revised regulations, government money market funds are generally not subject to the default fees and gates that may apply to other money market funds, and the Board of Trustees of the Government Money Market Funds has determined not to impose fees and gates on them. The Adviser and the Board continue to evaluate the rule amendments and their potential impact on the Funds and their financial statements.

10. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

Pursuant to plans approved by the Board on February 25, 2016, PNC Tax Exempt Money Market Fund was liquidated on June 8, 2016.

44

P N C  M o n e y  M a r k e t  F u n d s

N O T I C E  T O  S H A R E H O L D E R S

(U n a u d i t e d)

The information set forth below is for each Fund’s fiscal year as required by Federal income tax laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for calendar year 2016 income tax purposes will be sent to them in early 2017. Please consult your tax adviser for proper treatment of this information.

Tax Information

For shareholders that do not have a May 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 2016 tax year end, please consult your tax adviser as to the pertinence of this notice.

Of the dividends paid by each Fund, the corresponding percentages represent the amount of such dividends which are tax exempt for regular Federal income tax purposes.

Name of Fund

Tax Exempt Money Market Fund	100.00%

Proxy Voting

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trusts voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the website of the Trusts at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the first and third fiscal quarters of the Trusts. The Forms N-Q of the Trusts are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the website of the Trusts at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the PNC Money Market Funds can be found by visiting the website of the Trusts at pncfunds.com.

45

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  M o n e y  M a r k e t  F u n d s

P N C  F U N D S  N O T I C E  O F  P R I V A C Y  P O L I C Y  &  P R A C T I C E S

(U n a u d i t e d)

The funds recognize and respect the privacy concerns and expectations of our customers(1). Federal law gives customers the right to limit some but not all sharing of customer information that we collect. Federal law also requires us to tell you how we collect, share and protect your personal information.

This notice is provided to you so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, date of birth, and information about a customer’s investment goals and risk tolerance;

•	Account History. including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information(2)

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

•	As Authorized – if you request or authorize the disclosure of the information.

•

As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

•

Under Joint Agreements – the funds may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom the funds have joint marketing agreements, such as The PNC Financial Services Group, Inc. and its affiliates.

These third parties must agree to strict confidentiality provisions to assure the protection of your information.

Sharing of Customer Information

We do not share such customer information with affiliates or non-affiliates for use in their marketing activities.

Security of Customer Information

The funds require service providers to the funds:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

•	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds. If you have any questions concerning this Notice, or about the funds in general, please call: 1-800-622-3863 for PNC Funds.

(1)	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds’ shares.
(2)	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

www.foreside.com

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795 Providence, RI 02940-9795	PRESORTED STANDARD U.S. POSTAGE PAID BNY MELLON

PNC Funds

May 31, 2016

Annual Report

PNC Target Date Funds

PNC Equity Funds

PNC Fixed Income Funds

PNC Tax Exempt Bond Funds

PNC FUNDS

TARGET DATE FUNDS

Retirement Income Fund

Target 2020 Fund

Target 2030 Fund

Target 2040 Fund

Target 2050 Fund

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

International Growth Fund

Large Cap Core Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Fund

Mid Cap Index Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund

Small Cap Fund

Small Cap Index Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Maryland Tax Exempt Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Tax Exempt Limited Maturity Bond Fund

OTHER PNC FUNDS

MONEY MARKET FUNDS

Government Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Target Date Funds, PNC Equity Funds, PNC Fixed Income Funds and PNC Tax Exempt Bond Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

N O T F D I C I N S U R E D ● N O B A N K G U A R A N T E E ● M A Y L O S E V A L U E

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services. PNC Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2016 The PNC Financial Services Group, Inc. All rights reserved.

TABLE OF CONTENTS

Letter to Shareholders			1
Trustees and Officers of the Trust			5
Report of Independent Registered Public Accounting Firm			7
Abbreviations and Definitions for Schedules of Investments and Financial Statements			8
PNC Target Date Funds

Explanation of Expense Tables			25
	Fund Overview	Financial Highlights	Schedule of Investments
Retirement Income Fund	9	26	31
Target 2020 Fund	11	27	33
Target 2030 Fund	15	28	35
Target 2040 Fund	17	29	37
Target 2050 Fund	21	30	39
Statements of Assets and Liabilities			41
Statements of Operations			43
Statements of Changes in Net Assets			45
PNC Equity Funds

Explanation of Expense Tables			79
	Fund Overview	Financial Highlights	Schedule of Investments
Balanced Allocation Fund	47	81	95
International Equity Fund	51	82	106
International Growth Fund	55	83	112
Large Cap Core Fund	57	84	116
Large Cap Growth Fund	59	85	119
Large Cap Value Fund	61	86	122
Mid Cap Fund	63	87	124
Mid Cap Index Fund	65	88	126
Multi-Factor Small Cap Core Fund	67	89	128
Multi-Factor Small Cap Growth Fund	69	90	131
Multi-Factor Small Cap Value Fund	71	91	134
S&P 500 Index Fund	73	92	137
Small Cap Fund	75	93	140
Small Cap Index Fund	77	94	142
Statements of Assets and Liabilities			145
Statements of Operations			153
Statements of Changes in Net Assets			157
PNC Fixed Income and Tax Exempt Bond Funds

Explanation of Expense Tables			185
	Fund Overview	Financial Highlights	Schedule of Investments
Bond Fund	161	187	198
Government Mortgage Fund	163	188	203
High Yield Bond Fund	165	189	205
Intermediate Bond Fund	167	190	208
Limited Maturity Bond Fund	169	191	213
Total Return Advantage Fund	171	192	217
Ultra Short Bond Fund	173	193	223
Intermediate Tax Exempt Bond Fund	175	194	226
Maryland Tax Exempt Bond Fund	177	195	229
Ohio Intermediate Tax Exempt Bond Fund	179	196	231
Tax Exempt Limited Maturity Bond Fund	181	197	233
Statements of Assets and Liabilities			237
Statements of Operations			243
Statements of Changes in Net Assets			247
Notes to Financial Statements			251
Trustees’ Review and Approval of Advisory Agreement			284
Notice to Shareholders			285
Proxy Voting and Quarterly Schedules of Investments			287

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“Volatility heightened in the capital markets...as global economic growth struggled.”

Commentary provided by PNC Capital Advisors, LLC as of May 31, 2016

* Past performance is no guarantee of future results.

References to Fund performance throughout is the performance of Class I Shares.

Dear Shareholders:

We are pleased to present this annual report for PNC Target Date Funds, PNC Equity Funds, PNC Fixed Income Funds and PNC Tax Exempt Bond Funds for the twelve months ended May 31, 2016 (the “annual period”).

Of particular note during the annual period was our launch of PNC International Growth Fund on February 29, 2016. PNC’s International Equity Team has managed the growth portion of PNC International Equity Fund for the past 18 years. However, this is the first time the International Growth strategy is available in a stand-alone mutual fund vehicle. PNC International Growth Fund leverages the combined expertise of Managing Director Martin C. Schulz, J.D. and Senior Analyst and Portfolio Manager Calvin Y. Zhang along with the other members of the team based in Cleveland, Ohio. The Fund is benchmarked against the MSCI ACWI ex USA Growth Index and is open to investors in I, A and R Share Classes.

The annual period was a challenging one for most of the PNC Funds, as volatility increased and persisted throughout the year in both the equity and fixed income markets. Additionally, commodity prices experienced a dramatic selloff and rebound during the year. Moreover, uncertainty about the pace of the Federal Reserve’s (the “Fed”) monetary policy normalization, slowing global economic growth, currency dynamics and political tensions all added to the market volatility.

The broad U.S. equity markets were mostly flat to modestly negative, and the international equity markets declined more significantly during the annual period. Unsurprisingly, Class I Shares of all but one of the PNC Equity Funds generated negative absolute returns during the annual period as did four of the five PNC Target Date Funds’ Class I Shares. The broad taxable and tax-exempt fixed income markets posted more solid positive returns. In turn, six of the seven PNC Fixed Income Funds’ Class I Shares and all four PNC Tax Exempt Bond Funds’ Class I Shares similarly generated positive absolute returns.

All that said, we are investors, not traders, and as such, we maintain a long-term perspective and remain disciplined in our investment strategies as we navigate the short-term waves of choppy and uncertain markets. We continue to believe that by offering the opportunity to diversify your investments among an array of equity, taxable fixed income and tax-exempt fixed income mutual funds, PNC Capital Advisors, LLC may help you and/or your adviser fulfill your individual asset allocation objectives.

Following a synopsis of the major factors affecting the financial markets during the annual period, you will find PNC Funds’ portfolio managers’ highlights of the key factors influencing the performance of their Funds as well as the financial statements and schedules of portfolio investments for each of the PNC Funds.

Economic Review

Volatility heightened in the capital markets during the annual period, as global economic growth struggled. For much of the annual period, global Gross Domestic Product (“GDP”) growth in the advanced economies remained uneven. Accommodative monetary policies in developed countries helped to stabilize economic and financial conditions, with growth of combined developed economies in the 1% to 2% range. But several emerging markets were under stress from weak commodity prices causing decelerating growth, current account deficits, currency depreciation and inflation. Economic weakness exacerbated political stress in both developed and emerging markets.

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

U.S. GDP growth in 2015 was 2.0% but then rose just 1.1% during the first quarter of 2016. However, second quarter 2016 GDP was projected to be between 2.0% and 2.5% due to strong housing data and stronger consumption. The U.S. labor market was strong by most metrics for much of the annual period, but then faltered a bit from March through May 2016. The U.S. unemployment rate fell to 4.7%, although that decline was mainly attributable to a decline in labor force participation. Such softness in the U.S. labor market, including in non-farm payroll increases, tempered the Fed’s path toward interest rate normalization. At the end of the annual period, the then most-recent Fed projections showed interest rates increasing at a slower pace in 2017 and 2018 compared to its projections from March 2016. While there is a small chance the Fed will raise short-term rates over the next few months, it appears the Fed may wait until much later in 2016 before the next incremental increase in the federal funds rate. Following the June 23, 2016 decision by U.K. voters to leave the European Union (“Brexit”), the federal funds futures market was barely pricing in an increase by December 2016, and, remarkably, a greater chance of a cut during the second half of 2016.

Equities

U.S. equity markets, as measured by the Russell Investments Indices, struggled, posting flat to modestly negative returns during the annual period. Large-cap stocks returned 0.78%; mid-cap stocks returned -1.97%; and small-cap stocks returned -5.97%. Internationally, equity market returns were generally modestly negative in local currency terms, but the stronger U.S. dollar for the first three fiscal quarters of the annual period negatively affected, rather substantially, not only U.S. companies with operations in international markets but also international investments when converted to U.S. dollar terms. Developed international markets, as measured by the MSCI EAFE® Index, returned -9.24%, and emerging markets, as gauged by the MSCI Emerging Markets Index, posted a return of -17.33%, each in U.S. dollar terms.

Through much of the annual period, equity market performance was volatile. Global equity markets were generally lower in 2015, as the strength in the U.S. dollar served as a headwind for investment returns outside of the U.S., though the fourth quarter of 2015 saw a rebound over the losses incurred during the third quarter. Global equity markets then experienced even more volatility during the first five months of 2016. In January and early February 2016, global recession fears spread as concerns increased about China’s economic slowdown and demand weakness, as commodity prices continued to fall. After lows seen on February 11, 2016, these concerns began to fade, driven by stabilizing commodities, a more dovish-than-expected Fed, and more surprising upside economic data. International equity markets experienced headwinds toward the latter half of the first quarter of 2016 due to weak economic data and local currency strength. In April and May 2016, there was a rebound in energy prices, boosting U.S. equities overall into positive territory. However, downward revisions in global economic growth estimated by both the International Monetary Fund and the World Bank, heightened investor risk aversion and limited capacity for further monetary policy measures maintained pressure on returns across international equities. A looming Brexit vote, the United Kingdom’s referendum on whether to remain a member of the European Union, further unsettled international equity markets toward the end of the annual period.

Within U.S. equity markets, growth stocks bested value stocks during the annual period in the large cap segment, but value stocks outpaced growth stocks among mid-cap and smaller-cap stocks. In large cap, the Russell 1000® Growth Index gained 1.61%, while the Russell 1000® Value Index fell 0.06%. For small cap, the Russell 2000® Growth Index was down 9.13%, and the Russell 2000® Value Index depreciated 2.75%.

Fixed Income

The Barclays U.S. Aggregate Bond Index returned 2.99% for the annual period, with the taxable fixed income markets experiencing similar volatility to the equity markets. Returns in the fixed income markets were mixed for 2015, as the U.S. Treasury yield curve, or spectrum of maturities, underwent a positive butterfly shift in which the short-term end and the long-term end of the yield curve rose more than the intermediate-term portion of the yield curve. Most of the increase in the short-term end occurred between October and December 2015, as the probability of December Fed action increased. Outside of U.S. Treasury debt, the structured or securitized, and the municipal fixed income markets performed well in 2015. Credit-centric fixed income markets, particularly the high yield market, experienced significant volatility, as interest rates increased and spreads, or yield differentials, versus comparable U.S. Treasury issues widened.

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“...we believe return expectations should remain tempered.” Commentary provided by PNC Capital Advisors, LLC as of May 31, 2016

Volatility in the fixed income markets continued into the first five months of 2016, as turbulent global economic conditions played a prominent role in the Fed’s decision to keep the targeted federal funds rate unchanged after its initial rate hike in December 2015. At the beginning of 2016, markets were pricing in approximately two interest rate hikes. By the end of the first quarter, the market was barely pricing in one full hike. The Fed became notably more dovish than the narrative it gave in December 2015, with projections moving from four to two projected hikes in 2016. Highly correlated with oil’s movement in the near term, investment-grade and high-yield spreads widened substantially from January to mid-February 2016 and then rebounded back to roughly flat levels by the end of the first quarter. U.S. Treasuries rallied during the first quarter of 2016 overall and again toward the end of the annual period, as heightened geopolitical tensions led to a flight to relative safety.

For the annual period overall, the Barclays U.S. Treasury Index returned 3.01%. The yield curve flattened, as shorter-term interest rates increased while intermediate and longer-term interest rates declined. Two-year Treasury yields rose 0.26% to 0.87%, while 10-year Treasury yields decreased 0.28% to 1.84%. Long-term Treasury yields fell 0.24% to 2.64%. Treasury inflation protected securities (“TIPS”), as measured by the Barclays U.S. TIPS Index, posted a return of 1.23% during the annual period, with a strong correlation to oil price movements.

To compare, the Barclays U.S. Corporate Investment Grade Index returned 3.62% during the annual period, while the Barclays U.S. Corporate High Yield Index returned -0.81%, the latter affected most by energy and other commodity-related securities. Securitized bonds generated positive returns but lagged U.S. Treasuries. The Barclays U.S. Mortgage-Backed Securities Fixed Rate Index rose 2.73%, and the Asset-Backed Securities Index gained 1.81% for the annual period as a whole.

Overall the tax-exempt bond market meaningfully outperformed the taxable fixed income market, remaining rather resilient amidst an annual period marked by both equity and fixed income market volatility. The Barclays Municipal Bond Index returned 5.87% during the annual period. Broadly speaking, new defaults proved rare and fundamentals remained strong, despite pockets of turmoil about Pennsylvania, Illinois, New Jersey and Puerto Rico that made headlines. An investor flight to the perceived safe haven of U.S. Treasuries and inflation below 2% further helped drive municipal bond returns. For investors focused on after-tax total return, the tax advantages that municipal securities offer provided a strong tailwind for investment in the sector.

Our View Ahead

We expect U.S. GDP growth to remain between 2.0% and 2.5% during 2016. We expect global economic activity to remain more sluggish. Many of the economic themes from 2015 are likely to persist through much of 2016, in our view, both domestically and internationally. More specifically, developed economies are essentially in a slow growth mode due to demographics, debt and fiscal policy restraints. Monetary policy has been the sole source of economic stimulus. That said, diverging monetary policies, growth in the Chinese economy, and the Brexit vote are likely to contribute to volatility in the capital markets. In addition, U.S. dollar fluctuations may drive capital flows. Meanwhile, developing economies have been hit with concerns about China’s transition from an industrial to a service-based economy and, as a result, about the country’s diminishing demand for raw materials.

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Against this backdrop, we believe return expectations should remain tempered. Domestic corporate profitability may continue to be challenged, in our view, in a slow growth environment with increasing wage pressures. Developed international equity markets have the potential to outperform U.S. markets on a local currency basis. We believe emerging equity markets, especially commodity-related markets, and countries with trade imbalances pose concerns. Policy makers are likely hamstrung by depreciating currencies, and growth may remain subdued even as weaker currencies boost exports and improve current account balances. A weakening U.S. dollar would serve as a stimulus to investing in international equities. All that said, the results of the Brexit vote surprised policy makers and the equity markets did experience dramatic volatility. Brexit, along with upcoming elections in Europe, and the choices on U.S. presidential leadership could potentially heighten equity market volatility on a global basis and for a somewhat extended time. There is a strong current of populism and nationalism around the world, neither of which are conducive, we believe, to fostering further economic growth via trade, capital flows or labor movement or to a sentiment of risk-taking in the markets.

The Fed’s projections for the target federal funds rate at the end of 2015 implied four more rate hikes for 2016. At the March 2016 meeting, the Fed lowered its projections for GDP and inflation and moved its interest rate increase projections closer to market expectations of no more than two more rate hikes for 2016, a stance it maintained at its April 2016 meeting. We believe the U.S. Treasury yield curve is likely to flatten, as short-term and intermediate rates rise, while longer-term U.S. Treasuries remain somewhat anchored by longer-term inflation expectations. Quantitative easing in international markets and demand from U.S. corporate pension plans de-risking are likely to keep longer-term rates from rising steeply as well. If equity market volatility surges, U.S.Treasury yields across the spectrum of maturities may decrease amidst a worldwide flight to perceived safety. As for the tax-exempt bond market, we believe it remains in a healthy position. On the other hand, modest yet unconvincing economic gains and elevated volatility in other fixed income sectors would indicate the possibility of credit turbulence ahead. After the close of the annual period, Fed Chair Yellen noted during Congressional testimony that investors’ risk appetite may change abruptly and added that Brexit could have “significant economic consequences”.

Vigilance remains paramount. In all asset classes, we believe individual security selection and careful sector allocation decisions will be key to performance going forward. As we consider the optimal risk-reward positioning for our Funds during the rest of 2016, we intend to continue to evaluate, among many other factors, the longer-term impacts and potential contagion that may result from the historic U.K. referendum to exit the European Union.

We thank you for being a part of the PNC Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark McGlone	Jennifer E. Spratley
President and Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds’ trading intent.

P N C  F u n d s

T R U S T E E S  A N D  O F F I C E R S  O F  T H E  T R U S T

Name, Address[1] Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee[3]	Other Directorships held by Trustees During Past 5 Years[4]
Independent Trustees
Dorothy A. Berry 72	Trustee	Since April 2006	Retired; President, Talon Industries, Inc. (administrative, management and business consulting), 1986-2012; Chairman, Independent Directors Council, 2010-2011.	2 registered investment companies consisting of 34 portfolios	Chairman and Director, Professionally Managed Portfolios; Trustee, Allegiant Funds until 2010.
John G. Drosdick 72	Trustee Chairman of the Board and Nominating Committee	Since November 2010 Since June 2011	Retired; Chairman, Chief Executive Officer and President, Sunoco, Inc. (manufacturer and marketer of petroleum and petrochemical products), 1996-2008.	2 registered investment companies consisting of 34 portfolios

Director, United States Steel Corporation (steel producer); Director, H.J. Heinz Company (U.S.-based food company) until June 2013; Director, Lincoln Financial Corporation (financial services) until 2005; Director, Triumph Group Inc. (aerospace manufacturer).

Dale C. LaPorte 74	Trustee	Since April 2005

Retired; Senior Vice President and General Counsel, Invacare Corporation (manufacturer of healthcare products), 2005-2008; Partner, 1974 – 2005, and Chairman of Executive Committee, 2000 – 2004, of Calfee, Halter & Griswold LLP (law firm).

				2 registered investment companies consisting of 34 portfolios	Director, Invacare Corporation; Trustee, Allegiant Funds until 2010.
L. White Matthews, III 70	Trustee Chairman of the Audit Committee	Since February 2010 From June 2011 to February 2012	Retired; Chief Financial Officer, Ecolab Inc., 1999-2001; Chief Financial Officer, Union Pacific Corporation, 1989-1998; Director and Chairman of the Board of Constar International Inc. (bottles and packaging manufacturer), 2009-2014; Retired; Chairman and Director, Ceridian Corporation (payroll and human resources services), 2003- 2007.	2 registered investment companies consisting of 34 portfolios

Director, Hyla Inc. (cellphone recycler); Director, Matrixx Initiatives, Inc. (pharmaceuticals) until 2011; Director, PNC Funds, Inc. until 2010; Director (since 2003) and Chairman of the Board of (publicly traded) Imation Corp. (data storage) until May 2015.

Edward D. Miller, Jr. 73	Trustee	Since February 2010	Retired; Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to June 2012.	2 registered investment companies consisting of 34 portfolios

Director, Care Fusion (healthcare devices); Director, EnGenelC Ltd. (biopharma- ceuticals) since January 2016; Director, NantHealth, Inc. (healthcare solutions) since January 2016; Director, PNC Funds, Inc. until 2010.

Stephen M. Todd 68	Trustee Chairman of the Audit Committee	Since November 2011 Since February 2012	Retired; Global Vice Chairman – Assurance Professional Practice, Ernst & Young London, UK (accounting firm), 2003 - 2010.	2 registered investment companies consisting of 34 portfolios	Director, Dover Corporation (diversified multi-national manufacturing company); Trustee, Ancora Trust (registered investment company) until 2011.

Name, Address Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee[3]	Other Directorships held by Trustees During Past 5 Years[4]
Officers
Jennifer E. Spratley One East Pratt Street, 5th Floor Baltimore, MD 21202 47	President Vice President	Since June 2014 From March 2010 to June 2014

Managing Director and Head of Fund Administration, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.) since 2007; Treasurer, PNC Capital Advisors, Inc., September 2007 – September 2009; Unit Leader, Fund Accounting and Administration, SEI Investments Global Funds Services 2005 to 2007; Fund Accounting Director, SEI Investments Global Funds Services 1999 to 2007.

				N/A	N/A
Michael Nanosky 1900 East 9th Street, 15th Floor Cleveland, OH 44114 50	Chief Compliance Officer	Since December 2014

Chief Compliance Officer, PNC Funds since 2014; Vice President, Head of Compliance Testing and Monitoring, PNC Capital Advisors, LLC 2010-2014; Chief Compliance Officer, PNC Capital Advisors, LLC and PNC Realty Investors, Inc., 2010-2011; Chief Compliance Officer, CITI Fund Services, 2008-2010.

				N/A	N/A
John F. Kernan 1900 East 9th Street, 14th Floor Cleveland, OH 44114 50	Vice President Treasurer Assistant Treasurer	Since June 2016 Since May 2008 From February 2005 to May 2008

Managing Director and Director of Financial Fund Administration, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since July 2004; Senior Director of Fund Administration, State Street Bank and Trust Company, 1998 – 2004.

				N/A	N/A
Thomas R. Rus One East Pratt Street, 5th Floor Baltimore, MD 21202 56	Secretary	Since February 2015

Director of Regulatory Fund Administration, PNC Capital Advisors, LLC since February 2015; Chief Compliance Officer; Institutional Shareholder Services Inc. 2014-2015; Chief Compliance Officer, Kroll Bond Rating Agency, Inc. 2010-2014; Vice President, Chief Compliance Officer and Assistant Secretary, MTB Investment Advisors, Inc. and MTB Funds, 2003-2010.

				N/A	N/A

1Each Trustee can be contacted by writing to PNC Funds, c/o PNC Capital Advisors, LLC, One East Pratt Street, 5th Floor, Baltimore, MD 21202, Attention: Thomas R. Rus.

2With respect to the term of office for each Trustee of the Trust, the Trustees have adopted a retirement policy in which each will retire at the calendar year end in the year in which he/she reaches the age of 75 years old. With respect to the term of office for each officer of the Trust, pursuant to the Trust’s By-Laws any officer may be removed by the Board at any regular or special meeting of the Board or the extent permitted by the Board, by the President. In addition, any Trustee or officer may resign at any time by giving written notice to the Trust. Such resignation shall be effective upon receipt, unless specified to be effective at some later time.

3The “Fund Complex” is comprised of two registered investment companies for which PCA or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the PNC Funds (thirty-three portfolios) and the PNC Advantage Funds (one portfolio).

4Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act.

For more information regarding the trustees and officers, please refer to the Statement of Additional Information, as supplemented, which is available, without charge, upon request by calling 1-800-622-FUND (3863).

R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D  P U B L I C  A C C O U N T I N G  F I R M

To the Board of Trustees of PNC Funds and Shareholders of the Target Date Funds, Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments (or condensed schedules of investments), of PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund, PNC Target 2050 Fund (the “Target Date Funds”), PNC Balanced Allocation Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund, PNC Small Cap Index Fund (the “Equity Funds”), PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund, PNC Ultra Short Bond Fund (the “Fixed Income Funds”), PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund, and PNC Tax Exempt Limited Maturity Bond Fund (the “Tax Exempt Bond Funds”) (collectively the “Funds”), thirty of the thirty-three funds comprising PNC Funds as of May 31, 2016, including the condensed schedules of investments, and the related statements of operations for the year then ended (as to PNC International Growth Fund, for the period from February 29, 2016 (commencement of operations) through May 31, 2016), the statements of changes in net assets for each of the two years in the period then ended (as to PNC International Growth Fund, for the period from February 29, 2016 (commencement of operations) through May 31, 2016), and the financial highlights for each of the periods presented (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the schedules of investments as of May 31, 2016 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and schedules of investments, are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements, financial highlights, and schedules of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and schedules of investments are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and schedules of investments, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2016, by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers and transfer agents, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and schedules of investments, referred to above present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2016, the results of their operations for the year then ended (as to PNC International Growth Fund, for the period from February 29, 2016 (commencement of operations) through May 31, 2016), the changes in their net assets for each of the two years in the period then ended (as to PNC International Growth Fund, for the period from February 29, 2016 (commencement of operations) through May 31, 2016), and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 28, 2016

P N C  F u n d s

ABBREVIATIONS  AND  DEFINITIONS  FOR   SCHEDULES  OF  INVESTMENTS

AND  FINANCIAL  STATEMENTS

Schedules of Investments:

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

DD — Delayed Delivery Security

DE — Developed Equity

ETF — Exchange-Traded Fund

ETM — Escrowed to Maturity

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GMTN — Global Multi-Currency Notes

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guaranty Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

SBPA — Standby Bond Purchase Agreement

STRB — Special Tax Revenue Bond

UCITS — Undertakings For Collective Investment In Transferable Securities

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on May 31, 2016, and the date shown is the next reset or put date.

Financial Statements:

— Amounts designated as “ — “ are either zero or rounded to zero.

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

R E T I R E M E N T  I N C O M E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Michael Coleman

Equity Analyst

Portfolio Manager

Since 2016

Mark McGlone

President, Chief Investment Officer

Portfolio Manager

Since 2012

Martin C. Schulz, J.D. Managing Director, International Equity

Portfolio Manager

Since 2012

Jason Weber, CFA

Fixed Income Analyst

Portfolio Manager

Since 2016

Asset allocation cannot guarantee a profit or prevent a loss. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s net asset value will decline due to rising interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities. Investments in small and mid capitalization companies present greater risk of loss than investments in large companies.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Retirement Income Fund seeks current income and some capital appreciation by investing in a diversified portfolio of equity, fixed income and other diversifying asset classes.

How did the Fund perform during the annual period?

During the annual period, PNC Retirement Income Fund returned 0.04% to Class I Shares investors. The Fund’s benchmark, the S&P Target Date® Retirement Income Index(1) (the “Index”), returned 0.79%.

During the period, REITs strongly outperformed other asset classes with the FTSE NAREIT, producing a 9.0% return. Fixed income (Barclays Aggregate) outperformed equities, returning 3.0% for the period. Domestic large-cap equities largely outperformed other major equity classes, with the S&P 500® returning 1.7%. Domestic small-cap equities (Russell 2000), international equities (MSCI ACWI ex USA), and emerging market equities (MSCI EM) produced negative returns at -6.0%, -11.0%, and -17.3%, respectively. Commodities (S&P GSCI®) fell over 25%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Selection detracted from the Fund’s relative results during the annual period, attributable in part to investments in short-duration fixed income funds. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

º	Investments in PNC Limited Maturity Bond Fund and PNC Bond Fund hampered results, underperforming the fixed income component of the Index.

º	On the positive side, an investment in PNC International Equity Fund contributed favorably to relative results.

●

Allocation contributed positively to the Fund’s relative results during the annual period due in part to lower allocations to cash and cash equivalents and to international equities and a higher allocation to real estate investment trusts (“REITs”) than the Index.

º

REIT and dividend-paying U.S. equity returns led major asset classes, returning between 9% and 12% during the annual period. However, developed international equities and emerging market equities produced significantly negative returns during the annual period.

º

Investment-grade fixed income returns were modestly positive, posting low single digits during the annual period, while high-yield fixed income sectors posted negative single-digit returns during the same time period.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments.

Retirement Income Fund

Fixed Income Funds	54.7%
Domestic Equity Funds	22.8
Money Market Fund	13.9
International Equity Funds	6.8
Real Estate Fund	1.8
100.0%

P N C  T a r g e t  D a t e  F u n d s

R E T I R E M E N T  I N C O M E  F U N D  O V E R V I E W  ( U n a u d i t e d )

		Average Annual Total Returns as of 05/31/16(2)
	Date of Inception	1 Year	3 Years	5 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (3)	Total Net Fund Operating Expenses (3)
Class I Shares	9/28/12	0.04%	3.30%	N/A	3.75%	N/A	N/A	7.34%	0.62%
S&P Target Date® Retirement Income Index		0.79%	3.63%	N/A	4.06%	N/A	N/A	N/A	N/A

(1)

The S&P Target Date® Retirement Income Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets an immediate retirement horizon. The S&P Target Date® Retirement Income Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors nearing or currently in retirement. Investors cannot invest directly in an index. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The market cap range of the benchmark frequently changes. As a result, the capitalization of companies in which the Fund invests may also change.

(2)

The graph provides the return of a hypothetical $10,000 investment in the Fund since its inception for Class I Shares only. Returns reflect reinvestment of dividends and capital gains and the deduction of operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)

Total Fund Operating Expenses shown, both gross and net of waivers and expense reimbursements and inclusive of Acquired Fund fees and expenses, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time. “Acquired Fund” means any investment company in which the Fund invests or has invested during the year. The Fund’s shareholders indirectly bear the operating expenses of the Fund’s underlying investments.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  T a r g e t  D a t e  F u n d s

T A R G E T  2 0 2 0  F U N D  O V E R V I E W  ( U n a u d i t e d )

Michael Coleman

Equity Analyst

Portfolio Manager

Since 2016

Mark McGlone

President, Chief Investment Officer

Portfolio Manager

Since 2012

Martin C. Schulz, J.D. Managing Director, International Equity

Portfolio Manager

Since 2012

Jason Weber, CFA

Fixed Income Analyst

Portfolio Manager

Since 2016

Asset allocation cannot guarantee a profit or prevent a loss. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s net asset value will decline due to rising interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities. Investments in small and mid capitalization companies present greater risk of loss than investments in large companies.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Target 2020 Fund seeks to invest in a portfolio of investments that will provide an appropriate balance between capital appreciation and capital preservation in light of the Fund’s target date, with income as an additional goal as the Fund nears its target retirement date. The Fund intends to achieve its objective by investing in a diversified portfolio of equity, fixed income and other diversifying asset classes.

How did the Fund perform during the annual period?

During the annual period, PNC Target 2020 Fund returned -0.70% to Class I Shares investors. The Fund’s benchmark, the S&P Target Date® To 2020 Index(1) (the “Index”), returned -0.03%.

During the period, REITs strongly outperformed other asset classes with the FTSE NAREIT, producing 9.0% returns. Fixed income (Barclays Aggregate) outperformed equities, returning 3.0% for the period. Domestic large-cap equities largely outperformed other major equity classes, with the S&P 500® returning 1.7%. Domestic small-cap equities (Russell 2000), international equities (MSCI ACWI ex USA), and emerging market equities (MSCI EM) produced negative returns at -6.0%, -11.0%, and -17.3%, respectively. Commodities (S&P GSCI®) fell over 25%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Selection detracted from the Fund’s relative results among both equity and fixed income funds.

º

Investment selections in dividend-focused securities outperformed the Index, however investments in several equity funds, including PNC Large Cap Growth Fund, PNC Large Cap Value Fund and PNC Small Cap Fund, hampered results, underperforming the equity component of the Index.

º	Similarly, investments in PNC Limited Maturity Bond Fund and PNC Bond Fund detracted from results, underperforming the fixed income component of the Index.

º	Conversely, investments in PNC International Equity Fund contributed favorably to results, outperforming its benchmark component of the Index.

●

Allocation contributed positively to the Fund’s relative results due in part to a lower allocation to equities and higher allocations to fixed income and real estate investment trusts (“REITs”) than the Index.

º

REIT and dividend-paying U.S. equity returns led major asset classes, returning between 9% and 12% during the annual period. However, developed international equities and emerging market equities produced significantly negative returns during the annual period.

º

Investment-grade fixed income returns were modestly positive, posting low single digits during the annual period, while high-yield fixed income sectors posted negative single-digit returns during the same time period.

P N C  T a r g e t  D a t e  F u n d s

T A R G E T  2 0 2 0  F U N D  O V E R V I E W  ( U n a u d i t e d )

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments.

Target 2020 Fund
Fixed Income Funds	47.0%
Domestic Equity Funds	28.9
International Equity Funds	9.9
Money Market Fund	7.8
Real Estate Fund	3.7
Commodity Fund	2.7
100.0%

P N C  T a r g e t  D a t e  F u n d s

T A R G E T  2 0 2 0  F U N D  O V E R V I E W  ( U n a u d i t e d )

		Average Annual Total Returns as of 05/31/16(2)
	Date of Inception	1 Year	3 Years	5 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses(5)
Class I Shares	9/28/12	-0.70%	4.24%	N/A	5.08%	N/A	N/A	6.18%	0.71%
Class T Shares(3)	4/28/15	-4.04%	2.72%	N/A	3.74%	3.50%	1.00%(4)	6.68%	1.21%
S&P Target Date® to 2020 Index		-0.03%	4.61%	N/A	5.68%	N/A	N/A	N/A	N/A

(1)

The S&P Target Date® To 2020 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets a retirement horizon on or around 2020. The S&P Target Date® To 2020 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors with an approximate 2020 target retirement horizon. Investors cannot invest directly in an index. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The market cap range of the benchmark frequently changes. As a result, the capitalization of companies in which the Fund invests may also change.

(2)

The graph provides the return of a hypothetical $10,000 investment in the Fund since the date of inception of its Class I and Cass T Shares. Returns reflect reinvestment of dividends and capital gains and the deduction of operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(3)	Performance of Class T Shares assumes the deduction of the maximum sales charge.

(4)	The maximum sales charge applies only to purchases of $1,000,000 or more of Class T Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers and expense reimbursements and inclusive of Acquired Fund fees and expenses, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time. “Acquired Fund” means any investment company in which the Fund invests or has invested during the year. The Fund’s shareholders indirectly bear the operating expenses of the Fund’s underlying investments.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  T a r g e t  D a t e  F u n d s

T A R G E T  2 0 3 0  F U N D  O V E R V I E W  ( U n a u d i t e d )

Michael Coleman

Equity Analyst

Portfolio Manager

Since 2016

Mark McGlone

President, Chief Investment Officer

Portfolio Manager

Since 2012

Martin C. Schulz, J.D. Managing Director, International Equity

Portfolio Manager

Since 2012

Jason Weber, CFA

Fixed Income Analyst

Portfolio Manager

Since 2016

Asset allocation cannot guarantee a profit or prevent a loss. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s net asset value will decline due to rising interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities. Investments in small and mid capitalization companies present greater risk of loss than investments in large companies.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Target 2030 Fund seeks to invest in a portfolio of investments that will provide an appropriate balance between capital appreciation and capital preservation in light of the Fund’s target date, with income as an additional goal as the Fund nears its target retirement date. The Fund intends to achieve its objective by investing in a diversified portfolio of equity, fixed income and other diversifying asset classes.

How did the Fund perform during the annual period?

During the annual period, PNCTarget 2030 Fund returned -1.91% to Class I Shares investors.The Fund’s benchmark, the S&P Target Date® To 2030 Index(1) (the “Index”), returned -0.79%.

During the period, REITs strongly outperformed other asset classes with the FTSE NAREIT, producing 9.0% returns. Fixed income (Barclays Aggregate) outperformed equities, returning 3.0% for the period. Domestic large-cap equities largely outperformed other major equity classes, with the S&P 500® returning 1.7%. Domestic small-cap equities (Russell 2000), international equities (MSCI ACWI ex USA), and emerging market equities (MSCI EM) produced negative returns at -6.0%, -11.0%, and -17.3%, respectively. Commodities (S&P GSCI®) fell over 25%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Selection detracted from the Fund’s relative results among both equity and fixed income funds.

º

Investment selections in dividend-focused securities outperformed the Index, however investments in several equity funds, including PNC Large Cap Growth Fund, PNC Large Cap Value Fund and PNC Small Cap Fund, hampered results, underperforming the equity component of the Index.

º	Similarly, investments in PNC Limited Maturity Bond Fund and PNC Bond Fund detracted from results, underperforming the fixed income component of the Index.

º	Conversely, investments in PNC International Equity Fund contributed favorably to results, outperforming its benchmark component of the Index.

●

Allocation contributed positively, albeit modestly, to the Fund’s relative results due in part to a lower allocation to equities and higher allocations to fixed income and real estate investment trusts (“REITs”) than the Index.

º

REIT and dividend-paying U.S. equity returns led major asset classes, returning between 9% and 12% during the annual period. However, developed international equities and emerging market equities produced significantly negative returns during the annual period.

º

Investment-grade fixed income returns were modestly positive, posting low single digits during the annual period, while high-yield fixed income sectors posted negative single-digit returns during the same time period.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments.

Target 2030 Fund

Domestic Equity Funds	42.8%
Fixed Income Funds	28.2
International Equity Funds	16.8
Money Market Fund	5.1
Real Estate Fund	3.9
Commodity Fund	3.2
100.0%

P N C  T a r g e t  D a t e  F u n d s

T A R G E T  2 0 3 0  F U N D  O V E R V I E W  ( U n a u d i t e d )

		Average Annual Total Returns as of 05/31/16(2)
	Date of Inception	1 Year	3 Years	5 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (3)	Total Net Fund Operating Expenses(3)
Class I Shares	9/28/12	-1.91%	5.53%	N/A	6.74%	N/A	N/A	5.33%	0.78%
S&P Target Date® to 2030 Index		-0.79%	5.31%	N/A	6.94%	N/A	N/A	N/A	N/A

(1)

The S&P Target Date® To 2030 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets a retirement horizon on or around 2030. The S&P Target Date® To 2030 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors with an approximate 2030 target retirement horizon. Investors cannot invest directly in an index. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The market cap range of the benchmark frequently changes. As a result, the capitalization of companies in which the Fund invests may also change.

(2)

The graph provides the return of a hypothetical $10,000 investment in the Fund since its inception for Class I Shares only. Returns reflect reinvestment of dividends and capital gains and the deduction of operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)

Total Fund Operating Expenses shown, both gross and net of waivers and expense reimbursements and inclusive of Acquired Fund fees and expenses, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time. “Acquired Fund” means any investment company in which the Fund invests or has invested during the year. The Fund’s shareholders indirectly bear the operating expenses of the Fund’s underlying investments.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  T a r g e t  D a t e  F u n d s

T A R G E T  2 0 4 0  F U N D  O V E R V I E W  ( U n a u d i t e d )

Michael Coleman

Equity Analyst

Portfolio Manager

Since 2016

Mark McGlone

President, Chief Investment Officer

Portfolio Manager

Since 2012

Martin C. Schulz, J.D. Managing Director, International Equity

Portfolio Manager

Since 2012

Jason Weber, CFA

Fixed Income Analyst

Portfolio Manager

Since 2016

Asset allocation cannot guarantee a profit or prevent a loss. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s net asset value will decline due to rising interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities. Investments in small and mid capitalization companies present greater risk of loss than investments in large companies.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Target 2040 Fund seeks to invest in a portfolio of investments that will provide an appropriate balance between capital appreciation and capital preservation in light of the Fund’s target date, with income as an additional goal as the Fund nears its target retirement date. The Fund intends to achieve its objective by investing in a diversified portfolio of equity, fixed income and other diversifying asset classes.

How did the Fund perform during the annual period?

During the annual period, PNC Target 2040 Fund returned -2.64% to Class I Shares investors. The Fund’s benchmark, the S&P Target Date® To 2040 Index(1) (the “Index”), returned -1.60%.

During the period, REITs strongly outperformed other asset classes with the FTSE NAREIT, producing 9.0% returns. Fixed income (Barclays Aggregate) outperformed equities, returning 3.0% for the period. Domestic large-cap equities largely outperformed other major equity classes, with the S&P 500® returning 1.7%. Domestic small-cap equities (Russell 2000), international equities (MSCI ACWI ex USA), and emerging market equities (MSCI EM) produced negative returns at -6.0%, -11.0%, and -17.3%, respectively. Commodities (S&P GSCI®) fell over 25%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Selection detracted most from the Fund’s relative results among both equity and fixed income funds.

º

Investment selections in dividend-focused securities outperformed the Index, however investments in several equity funds, including PNC Large Cap Growth Fund, PNC Large Cap Value Fund and PNC Small Cap Fund, hampered results, underperforming the equity component of the Index.

º	Similarly, investments in PNC Limited Maturity Bond Fund and PNC Bond Fund detracted from results, underperforming the fixed income component of the Index.

º	Conversely, investments in PNC International Equity Fund contributed favorably to results, outperforming its benchmark component of the Index.

●

Allocation also detracted, albeit more modestly, from the Fund’s relative results due in part to a higher allocation to commodities and a slightly lower allocation to fixed income than the Index. These dampeners were partially offset by the positive contributions to the Fund’s relative results of higher allocations to equities and real estate investment trusts (“REITs”) than the Index.

º

REIT and dividend-paying U.S. equity returns led major asset classes, returning between 9% and 12% during the annual period. However, developed international equities and emerging market equities produced significantly negative returns during the annual period.

º

Investment-grade fixed income returns were modestly positive, posting low single digits during the annual period, while high-yield fixed income sectors posted negative single-digit returns during the same time period.

P N C  T a r g e t  D a t e  F u n d s

T A R G E T  2 0 4 0  F U N D  O V E R V I E W  ( U n a u d i t e d )

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments.

Target 2040 Fund

Domestic Equity Funds	53.7%
International Equity Funds	21.5
Fixed Income Funds	13.0
Money Market Fund	5.2
Real Estate Fund	3.4
Commodity Fund	3.2
100.0%

P N C  T a r g e t  D a t e  F u n d s

T A R G E T  2 0 4 0  F U N D  O V E R V I E W  ( U n a u d i t e d )

		Average Annual Total Returns as of 05/31/16(2)
	Date of Inception	1 Year	3 Years	5 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses(5)
Class I Shares	9/28/12	-2.64%	6.45%	N/A	7.94%	N/A	N/A	7.17%	0.82%
Class T Shares(3)	4/28/15	-6.48%	4.81%	N/A	6.48%	3.50%	1.00%(4)	N/A	N/A
S&P Target Date® to 2040 Index		-1.60%	5.84%	N/A	7.89%	N/A	N/A	N/A	N/A

(1)

The S&P Target Date® To 2040 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets a retirement horizon on or around 2040. The S&P Target Date® To 2040 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors with an approximate 2040 target retirement horizon. Investors cannot invest directly in an index. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The market cap range of the benchmark frequently changes. As a result, the capitalization of companies in which the Fund invests may also change.

(2)

The graph provides the return of a hypothetical $10,000 investment in the Fund since the date of inception of its Class I and Class T Shares. Returns reflect reinvestment of dividends and capital gains and the deduction of operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(3)	Performance of Class T Shares assumes the deduction of the maximum sales charge.

(4)	The maximum sales charge applies only to purchases of $1,000,000 or more of Class T Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers and expense reimbursements and inclusive of Acquired Fund fees and expenses, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time. “Acquired Fund” means any investment company in which the Fund invests or has invested during the year. The Fund’s shareholders indirectly bear the operating expenses of the Fund’s underlying investments.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  T a r g e t  D a t e  F u n d s

T A R G E T  2 0 5 0  F U N D  O V E R V I E W  ( U n a u d i t e d )

Michael Coleman

Equity Analyst

Portfolio Manager

Since 2016

Mark McGlone

President, Chief Investment Officer

Portfolio Manager

Since 2012

Martin C. Schulz, J.D. Managing Director, International Equity

Portfolio Manager

Since 2012

Jason Weber, CFA

Fixed Income Analyst

Portfolio Manager

Since 2016

Asset allocation cannot guarantee a profit or prevent a loss. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s net asset value will decline due to rising interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities. Investments in small and mid capitalization companies present greater risk of loss than investments in large companies.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Target 2050 Fund seeks to invest in a portfolio of investments that will provide an appropriate balance between capital appreciation and capital preservation in light of the Fund’s target date, with income as an additional goal as the Fund nears its target retirement date. The Fund intends to achieve its objective by investing in a diversified portfolio of equity, fixed income and other diversifying asset classes.

How did the Fund perform during the annual period?

During the annual period, PNC Target 2050 Fund returned -2.56% to Class I Shares investors. The Fund’s benchmark, the S&P Target Date® To 2050 Index(1) (the “Index”), returned -2.16%.

During the period, REITs strongly outperformed other asset classes with the FTSE NAREIT, producing 9.0% returns. Fixed income (Barclays Aggregate) outperformed equities, returning 3.0% for the period. Domestic large-cap equities largely outperformed other major equity classes, with the S&P 500® returning 1.7%. Domestic small-cap equities (Russell 2000), international equities (MSCI ACWI ex USA), and emerging market equities (MSCI EM) produced negative returns at -6.0%, -11.0%, and -17.3%, respectively. Commodities (S&P GSCI®) fell over 25%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Selection detracted most from the Fund’s relative results among both equity and fixed income funds.

º

Investment selections in dividend-focused securities outperformed the Index, however investments in several equity funds, including PNC Large Cap Growth Fund, PNC Large Cap Value Fund and PNC Small Cap Fund, hampered results, underperforming the equity component of the Index.

º	Similarly, investments in PNC Limited Maturity Bond Fund and PNC Bond Fund detracted from results, underperforming the fixed income component of the Index.

º	Conversely, investments in PNC International Equity Fund contributed favorably to results, outperforming its benchmark component of the Index.

●

Allocation also detracted, albeit more modestly, from the Fund’s relative results due in part to a higher allocation to commodities and a slightly higher allocation to fixed income than the Index. These dampeners were partially offset by the positive contributions to the Fund’s relative results of a lower allocation to international equities and a higher allocation to real estate investment trusts (“REITs”) than the Index.

º

REIT and dividend-paying U.S. equity returns led major asset classes, returning between 9% and 12% during the annual period. However, developed international equities and emerging market equities produced significantly negative returns during the annual period.

º

Investment-grade fixed income returns were modestly positive, posting low single digits during the annual period, while high-yield fixed income sectors posted negative single-digit returns during the same time period.

P N C   T a r g e t   D a t e   F u n d s

T A R G E T  2 0 5 0  F U N D  O V E R V I E W  ( U n a u d i t e d )

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments.

Target 2050 Fund

Domestic Equity Funds	58.7%
International Equity Funds	23.5
Fixed Income Funds	7.9
Money Market Fund	3.6
Real Estate Fund	3.3
Commodity Fund	3.0
100.0%

P N C   T a r g e t   D a t e   F u n d s

T A R G E T  2 0 5 0  F U N D  O V E R V I E W  ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(2)
	Date of Inception	1 Year	3 Years	5 Years	Since Inception	Max Sales Charge	Max CDSC		Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	9/28/12	-2.56%	6.66%	N/A	8.25%	N/A	N/A		8.67%	0.83%
Class T Shares(3)	4/28/15	0.72%	7.49%	N/A	8.85%	3.50%	1.00	%(4)	9.17%	1.33%
S&P Target Date® to 2050 Index		-2.16%	6.24%	N/A	8.63%	N/A	N/A		N/A	N/A

(1)

The S&P Target Date® To 2050 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets a retirement horizon on or around 2050. The S&P Target Date® To 2050 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors with an approximate 2050 target retirement horizon. Investors cannot invest directly in an index. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The market cap range of the benchmark frequently changes. As a result, the capitalization of companies in which the Fund invests may also change.

(2)

The graph provides the return of a hypothetical $10,000 investment in the Fund since the date of inception of its Class I and Class T Shares. Returns reflect reinvestment of dividends and capital gains and the deduction of operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(3)	Performance of Class T Shares assumes the deduction of the maximum sales charge.

(4)	This maximum applicable contingent deferred sales charge applies only to purchases of $1,000,000 or more of Class T Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers and expense reimbursements and inclusive of Acquired Fund fees and expenses, reflect expenses for Class I Shares from the September 28, 2015 Prospectus, as amended from time to time, and from the April 28, 2015 Prospectus, as amended from time to time, for the Class T Shares and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time. “Acquired Fund” means any investment company in which the Fund invests or has invested during the year.The Fund’s shareholders indirectly bear the operating expenses of the Fund’s underlying investments.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  T a r g e t  D a t e  F u n d s

E X P L A N A T I O N  O F  E X P E N S E  T A B L E S  ( U n a u d i t e d)

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which are described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses, net of fee waivers, where applicable, for the six-month period December 1, 2015 to May 31, 2016 and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended May 31, 2016. The “Annualized Expense Ratio” does not reflect Acquired Fund Fees and Expenses. If Acquired Fund Fees and Expenses were included, expenses would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (December 1, 2015 to May 31, 2016).

The Expense Table for your Fund illustrates your Fund’s costs in two ways.

●

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

●

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 12/01/15	Ending Account Value 05/31/16	Annual- ized Expense Ratio	Expenses Paid During Period(1)

Retirement Income Fund
Actual
Class I	$1,000.00	$1,008.13	0.11%	$0.55
Hypothetical(2)
Class I	1,000.00	1,024.45	0.11	0.56

Target 2020 Fund
Actual
Class I	$1,000.00	$1,009.75	0.11%	$0.55
Class T	1,000.00	1,007.89	0.39	1.96
Hypothetical(2)
Class I	1,000.00	1,024.45	0.11	0.56
Class T	1,000.00	1,023.05	0.39	1.97

Target 2030 Fund
Actual
Class I	$1,000.00	$1,004.20	0.11%	$0.55
Hypothetical(2)
Class I	1,000.00	1,024.45	0.11	0.56

	Beginning Account Value 12/01/15	Ending Account Value 05/31/16	Annual- ized Expense Ratio	Expenses Paid During Period(1)

Target 2040 Fund
Actual
Class I	$1,000.00	$998.14	0.11%	$0.55
Class T	1,000.00	997.74	0.26	1.29
Hypothetical(2)
Class I	1,000.00	1,024.45	0.11	0.56
Class T	1,000.00	1,023.71	0.26	1.31

Target 2050 Fund
Actual
Class I	$1,000.00	$996.30	0.11%	$0.55
Hypothetical(2)
Class I	1,000.00	1,024.45	0.11	0.56

(1)

Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

(2)	Assumes annual return of 5% before expenses.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S	F o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Retirement Income Fund(1)
	Class I
	2016	2015	2014	2013 (2)
Net Asset Value, Beginning of Year	$10.52	$10.73	$10.24	$10.00

Net Investment Income(3)(4)	0.14	0.15	0.12	0.10
Capital gain distributions received from affiliated investments(3)	0.02	0.02	– *	0.04
Realized and Unrealized Gain (Loss) on Investments	(0.16)	0.18	0.56	0.24

Total from Investment Operations	–	0.35	0.68	0.38

Dividends from Net Investment Income	(0.17)	(0.22)	(0.13)	(0.14)
Distributions from Net Realized Gains	(0.31)	(0.34)	(0.06)	–

Total Distributions	(0.48)	(0.56)	(0.19)	(0.14)

Net Asset Value, End of Year	$10.04	$10.52	$10.73	$10.24

Total Return	0.04%	3.28%	6.67%	3.85%

Ratios/Supplemental Data
Net Assets End of Year (000)	$3,693	$2,617	$1,107	$1,038
Ratio of Expenses to Average Net Assets(5)	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.45%	1.11%	1.54%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(5)	5.04%	6.83%	3.39%	12.55%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(3.56)%	(5.27)%	(2.17)%	(10.90)%
Portfolio Turnover Rate	104%	194%	318%	0%

*	Amount represents less than $0.005 per share.

(1)	At May 31, 2016, net assets of the Class T Shares represented initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

(2)	Class I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Per share data calculated using average shares outstanding method.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S	F o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Target 2020 Fund
	Class I				Class T
	2016	2015	2014	2013 (1)	2016 (2)
Net Asset Value, Beginning of Year	$11.48	$11.17	$10.45	$10.00	$11.47
Net Investment Income(3)(4)	0.17	0.15	0.17	0.12	0.09
Capital gain distributions received from affiliated investments(3)	0.03	0.01	0.01	0.05	0.03
Realized and Unrealized Gain (Loss) on Investments	(0.29)	0.33	0.77	0.41	(0.19)
Total from Investment Operations	(0.09)	0.49	0.95	0.58	(0.07)
Dividends from Net Investment Income	(0.16)	(0.14)	(0.12)	(0.13)	(0.16)
Distributions from Net Realized Gains	(0.21)	(0.04)	(0.11)	–	(0.21)
Total Distributions	(0.37)	(0.18)	(0.23)	(0.13)	(0.37)
Net Asset Value, End of Year	$11.02	$11.48	$11.17	$10.45	$11.03

Total Return	(0.70)%	4.47%	9.19%	5.89%	(0.53)%
Ratios/Supplemental Data
Net Assets End of Year (000)	$8,307	$3,552	$1,156	$1,059	$3
Ratio of Expenses to Average Net Assets(5)	0.11%	0.11%	0.11%	0.11%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.35%	1.60%	1.77%	0.79%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(5)	2.67%	5.58%	9.21%	12.47%	2.40%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.99)%	(4.12)%	(7.50)%	(10.59)%	(1.22)%
Portfolio Turnover Rate	39%	124%	9%	0%	39%

(1)	Class I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)	Class T commenced operations on April 28, 2015. Prior to February 9, 2016, net assets of this share class represented seed capital; therefore, no information is presented for the prior fiscal year.
(3)	Per share data calculated using average shares outstanding method.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

	Target 2030 Fund(1)
	Class I
	2016	2015	2014	2013 (2)
Net Asset Value, Beginning of Year	$12.48	$11.89	$10.69	$10.00

Net Investment Income(3)(4)	0.20	0.17	0.18	0.11
Capital gain distributions received from affiliated investments(3)	0.03	0.02	0.01	0.03
Realized and Unrealized Gain (Loss) on Investments	(0.48)	0.55	1.16	0.66

Total from Investment Operations	(0.25)	0.74	1.35	0.80

Dividends from Net Investment Income	(0.19)	(0.15)	(0.12)	(0.11)
Distributions from Net Realized Gains	(0.30)	–	(0.03)	–

Total Distributions	(0.49)	(0.15)	(0.15)	(0.11)

Net Asset Value, End of Year	$11.74	$12.48	$11.89	$10.69

Total Return	(1.91)%	6.27%	12.74%	8.12%

Ratios/Supplemental Data
Net Assets End of Year (000)	$9,004	$4,110	$1,601	$1,205
Ratio of Expenses to Average Net Assets(5)	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.73%	1.40%	1.63%	1.55%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(5)	2.51%	4.66%	7.83%	12.32%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.67)%	(3.15)%	(6.09)%	(10.66)%
Portfolio Turnover Rate	18%	70%	5%	0%

(1)

At May 31, 2016, net assets of the Class T Shares represented initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

(2)	Class I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Per share data calculated using average shares outstanding method.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S	F o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Target 2040 Fund
	Class I				Class T
	2016	2015	2014	2013 (1)	2016 (2)
Net Asset Value, Beginning of Year	$13.05	$12.25	$10.87	$10.00	$13.09
Net Investment Income(3)(4)	0.20	0.16	0.17	0.10	0.20
Capital gain distributions received from affiliated investments(3)	0.03	0.02	0.01	0.02	0.03
Realized and Unrealized Gain (Loss) on Investments	(0.59)	0.79	1.41	0.84	(0.65)
Total from Investment Operations	(0.36)	0.97	1.59	0.96	(0.42)
Dividends from Net Investment Income	(0.19)	(0.17)	(0.13)	(0.09)	(0.18)
Distributions from Net Realized Gains	(0.79)	–	(0.08)	–	(0.79)
Total Distributions	(0.98)	(0.17)	(0.21)	(0.09)	(0.97)
Net Asset Value, End of Year	$11.71	$13.05	$12.25	$10.87	$11.70

Total Return	(2.64)%	8.00%	14.72%	9.74%	(3.12)%
Ratios/Supplemental Data
Net Assets End of Year (000)	$3,297	$2,409	$1,259	$1,097	$1
Ratio of Expenses to Average Net Assets(5)	0.11%	0.11%	0.11%	0.11%	0.21%
Ratio of Net Investment Income to Average Net Assets	1.70%	1.24%	1.52%	1.42%	1.73%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(5)	5.24%	6.46%	8.79%	12.34%	5.30%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(3.43)%	(5.11)%	(7.16)%	(10.81)%	(3.36)%
Portfolio Turnover Rate	27%	103%	7%	0%	27%

(1)	Class I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)	Class T commenced operations on April 28, 2015. Prior to September 2, 2015, net assets of this share class represented seed capital; therefore, no information is presented for the prior fiscal year.

(3)	Per share data calculated using average shares outstanding method.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

	Target 2050 Fund
	Class I				Class T
	2016	2015	2014	2013 (1)	2016	2015 (2)
Net Asset Value, Beginning of Year	$13.21	$12.41	$10.93	$10.00	$13.22	$13.31
Net Investment Income(3)(4)	0.15	0.18	0.17	0.10	0.14	– *
Capital gain distributions received from affiliated investments(3)	0.01	0.03	0.01	0.01	0.01	–
Realized and Unrealized Gain (Loss) on Investments	(0.53)	0.76	1.49	0.91	0.29	(0.09)
Total from Investment Operations	(0.37)	0.97	1.67	1.02	0.44	(0.09)
Dividends from Net Investment Income	(0.22)	(0.17)	(0.13)	(0.09)	–	–
Distributions from Net Realized Gains	(4.03)	– *	(0.06)	–	(4.03)	–
Total Distributions	(4.25)	(0.17)	(0.19)	(0.09)	(4.03)	–
Net Asset Value, End of Year	$8.59	$13.21	$12.41	$10.93	$9.63	$13.22

Total Return	(2.56)%	7.88%	15.41%	10.28%	4.38%	(0.68)%
Ratios/Supplemental Data
Net Assets End of Year (000)	$1,166	$1,729	$1,350	$1,164	$– (5)	$5
Ratio of Expenses to Average Net Assets(6)	0.11%	0.11%	0.11%	0.11%	0.59%	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.50%	1.37%	1.48%	1.38%	1.05%	(0.28)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(6)	14.71%	7.95%	9.27%	12.00%	19.44%	5.81%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(13.10)%	(6.47)%	(7.68)%	(10.51)%	(17.80)%	(5.44)%
Portfolio Turnover Rate	74%	52%	7%	0%	74%	52%

*	Amount represents less than $0.005 per share.

(1)	Class I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)	Class T commenced operations on April 28, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Per share data calculated using average shares outstanding method.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	At May 31, 2016, net assets of the Class T Shares represented seed capital.

(6)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C  R e t i r em e n t  I n c o m e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1,  2 0 1 6

	Number	Value
	of Shares	(000)
MUTUAL FUNDS — 95.4%
Domestic Equity Funds — 18.3%
PNC Large Cap Growth Fund,
Class I Shares†	7,776	$221
PNC Large Cap Value Fund,
Class I Shares†	10,417	224
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	2,941	60
PNC S&P 500 Index Fund,
Class I Shares†	6,930	113
PNC Small Cap Fund,
Class I Shares†	2,804	59

		677

Fixed Income Funds — 54.9%
Eaton Vance Floating-Rate Fund	5,693	50
PNC Bond Fund,
Class I Shares†	78,438	819
PNC High Yield Bond Fund,
Class I Shares†	12,947	95
PNC Limited Maturity Bond Fund,
Class I Shares†	79,473	808
Vanguard Inflation-Protected Securities Fund	9,694	254

		2,026

International Equity Funds — 6.4%
PNC International Equity Fund,
Class I Shares†	10,149	189
Vanguard Emerging Markets Stock Index Fund	1,708	48

		237

Money Market Fund — 13.9%
PNC Government Money Market Fund,
Class I Shares 0.080%† (A)	514,850	515

Real Estate Fund — 1.9%
Vanguard REIT Index Fund	576	68

Total Mutual Funds
(Cost $3,438)		3,523

	Number	Value
	of Shares	(000)
EXCHANGE-TRADED FUNDS — 5.0%
Domestic Equity Funds — 4.6%
iShares Select Dividend ETF†	677	$56
SPDR® S&P® Dividend ETF	697	57
WisdomTree LargeCap Dividend Fund	754	56

		169

International Equity Funds — 0.4% iShares MSCI EAFE Small-Cap ETF†	148	8
Vanguard FTSE All World ex-US Small-Cap ETF	80	7

		15

Total Exchange-Traded Funds
(Cost $152)		184

TOTAL INVESTMENTS — 100.4%
(Cost $3,590)**		3,707

Other Assets & Liabilities – (0.4)%		(14)

TOTAL NET ASSETS — 100.0%		$3,693

**	Aggregate cost for Federal income tax purposes is (000) $ 3,593.

Gross unrealized appreciation (000)	$120
Gross unrealized depreciation (000)	(6)

Net unrealized appreciation (000)	$114

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$184	$–	$–	$184

Mutual Funds	3,523	–	–	3,523

Total Assets - Investments in Securities	$3,707	$–	$–	$3,707

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S C H E D U L E  O F  I N V E S T M E N T S

M a y 3 1,  2 0 1 6

	Number	Value
	of Shares	(000)
MUTUAL FUNDS — 91.7%
Domestic Equity Funds — 23.8%
PNC Large Cap Growth Fund,
Class I Shares†	22,801	$648
PNC Large Cap Value Fund,
Class I Shares†	30,691	658
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	8,225	168
PNC S&P 500 Index Fund,
Class I Shares†	20,433	333
PNC Small Cap Fund,
Class I Shares†	7,895	167

		1,974

Fixed Income Funds — 47.1%
Eaton Vance Floating-Rate Fund	17,035	148
PNC Bond Fund,
Class I Shares†	177,411	1,852
PNC High Yield Bond Fund,
Class I Shares†	34,912	257
PNC Limited Maturity Bond Fund,
Class I Shares†	106,600	1,084
Vanguard Inflation-Protected Securities Fund	21,753	571

		3,912

International Equity Funds — 9.3%
PNC International Equity Fund,
Class I Shares†	33,647	625
Vanguard Emerging Markets Stock Index Fund	5,427	152

		777

Money Market Fund — 7.8%
PNC Government Money Market Fund,
Class I Shares 0.080%† (A)	648,195	648

Real Estate Fund — 3.7%
Vanguard REIT Index Fund	2,604	309

Total Mutual Funds
(Cost $7,416)		7,620

	Number	Value
	of Shares	(000)
EXCHANGE-TRADED FUNDS — 8.6%
Commodity Fund — 2.7%
PowerShares DB Commodity Index
Tracking Fund*	15,361	$226

Domestic Equity Funds — 5.3%
iShares Select Dividend ETF†	1,756	146
SPDR® S&P® Dividend ETF	1,788	146
WisdomTree LargeCap Dividend Fund	1,946	145

		437

International Equity Funds — 0.6%
iShares MSCI EAFE Small-Cap ETF†	492	25
Vanguard FTSE All World ex-US Small-Cap ETF	261	25

		50

Total Exchange-Traded Funds
(Cost $643)		713

TOTAL INVESTMENTS — 100.3%
(Cost $8,059)**		8,333

Other Assets & Liabilities – (0.3)%		(23)

TOTAL NET ASSETS — 100.0%		$8,310

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $8,132.

Gross unrealized appreciation (000)	$308
Gross unrealized depreciation (000)	(107)

Net unrealized appreciation (000)	$201

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$713	$–	$–	$713

Mutual Funds	7,620	–	–	7,620

Total Assets - Investments in Securities	$8,333	$–	$–	$8,333

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 3 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1,  2 0 1 6

	Number	Value
	of Shares	(000)
MUTUAL FUNDS — 87.9%
Domestic Equity Funds — 35.4%
PNC Large Cap Growth Fund,
Class I Shares†	36,838	$1,047
PNC Large Cap Value Fund,
Class I Shares†	49,618	1,064
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	13,261	271
PNC S&P 500 Index Fund,
Class I Shares†	33,028	538
PNC Small Cap Fund,
Class I Shares†	12,746	269

		3,189

Fixed Income Funds — 28.2%
Eaton Vance Floating-Rate Fund	18,884	164
PNC Bond Fund,
Class I Shares†	157,086	1,640
PNC High Yield Bond Fund,
Class I Shares†	35,032	258
PNC Limited Maturity Bond Fund,
Class I Shares†	21,676	220
Vanguard Inflation-Protected Securities Fund	9,712	255

		2,537

International Equity Funds — 15.3%
PNC International Equity Fund,
Class I Shares†	57,979	1,077
Vanguard Emerging Markets Stock Index Fund	10,756	301

		1,378

Money Market Fund — 5.1%
PNC Government Money Market Fund,
Class I Shares 0.080%† (A)	456,865	457

Real Estate Fund — 3.9%
Vanguard REIT Index Fund	2,989	355

Total Mutual Funds
(Cost $7,712)		7,916

	Number	Value
	of Shares	(000)
EXCHANGE-TRADED FUNDS — 12.2%
Commodity Fund — 3.2%
PowerShares DB Commodity Index
Tracking Fund*	19,857	$292

Domestic Equity Funds — 7.5%
iShares Select Dividend ETF†	2,701	224
SPDR® S&P® Dividend ETF	2,749	225
WisdomTree LargeCap Dividend Fund	2,992	223

		672

International Equity Funds — 1.5%
iShares MSCI EAFE Small-Cap ETF†	1,321	68
Vanguard FTSE All World ex-US Small-Cap ETF	701	67

		135

Total Exchange-Traded Funds
(Cost $1,022)		1,099

TOTAL INVESTMENTS — 100.1%
(Cost $8,734)**		9,015

Other Assets & Liabilities – (0.1)%		(11)

TOTAL NET ASSETS — 100.0%		$9,004

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $ 8,744.

Gross unrealized appreciation (000)	$368
Gross unrealized depreciation (000)	(97)

Net unrealized appreciation (000)	$271

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$1,099	$–	$–	$1,099

Mutual Funds	7,916	–	–	7,916

Total Assets - Investments in Securities	$9,015	$–	$–	$9,015

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 4 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1,  2 0 1 6

	Number	Value
	of Shares	(000)

MUTUAL FUNDS — 85.0%
Domestic Equity Funds — 44.2%
PNC Large Cap Growth Fund,
Class I Shares†	16,797	$ 478
PNC Large Cap Value Fund,
Class I Shares†	22,640	485
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	6,128	125
PNC S&P 500 Index Fund,
Class I Shares†	15,083	246
PNC Small Cap Fund,
Class I Shares†	5,888	124
		1,458

Fixed Income Funds — 13.1%
Eaton Vance Floating-Rate Fund	4,054	35
PNC Bond Fund,
Class I Shares†	30,843	322
PNC High Yield Bond Fund,
Class I Shares†	7,329	54
Vanguard Inflation-Protected Securities Fund	808	21
		432

International Equity Funds — 19.0%
PNC International Equity Fund,
Class I Shares†	25,997	483
Vanguard Emerging Markets Stock Index Fund	5,089	143
		626

Money Market Fund — 5.3%
PNC Government Money Market Fund,
Class I Shares 0.080%† (A)	173,484	173

Real Estate Fund — 3.4%
Vanguard REIT Index Fund	954	113

Total Mutual Funds
(Cost $2,706)		2,802

	Number	Value
	of Shares	(000)

EXCHANGE-TRADED FUNDS — 15.4%
Commodity Fund — 3.2%
PowerShares DB Commodity Index Tracking Fund*	7,213	$ 106

Domestic Equity Funds — 9.7%
iShares Select Dividend ETF†	1,276	106
SPDR® S&P® Dividend ETF	1,316	107
WisdomTree LargeCap Dividend Fund	1,415	106
		319

International Equity Funds — 2.5%
iShares MSCI EAFE Small-Cap ETF†	812	42
Vanguard FTSE All World ex-US Small-Cap ETF	439	42
		84

Total Exchange-Traded Funds (Cost $456)		509

TOTAL INVESTMENTS — 100.4% (Cost $3,162)**		3,311

Other Assets & Liabilities – (0.4)%		(13)

TOTAL NET ASSETS — 100.0%		$3,298

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $ 3,178.

Gross unrealized appreciation (000)	$192
Gross unrealized depreciation (000)	(59)

Net unrealized appreciation (000)	$133

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$509	$–	$–	$509

Mutual Funds	2,802	–	–	2,802

Total Assets - Investments in Securities	$3,311	$–	$–	$3,311

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 5 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1,  2 0 1 6

	Number of Shares	Value (000)

MUTUAL FUNDS — 85.0%
Domestic Equity Funds — 48.8%
PNC Large Cap Growth Fund,
Class I Shares†	6,608	$ 188
PNC Large Cap Value Fund,
Class I Shares†	8,749	188
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	2,406	49
PNC S&P 500 Index Fund,
Class I Shares†	5,779	94
PNC Small Cap Fund,
Class I Shares†	2,356	50
		569

Fixed Income Funds — 8.0%
Eaton Vance Floating-Rate Fund	834	7
PNC Bond Fund,
Class I Shares†	6,578	69
PNC High Yield Bond Fund,
Class I Shares†	1,530	11
Vanguard Inflation-Protected Securities Fund	224	6
		93

International Equity Funds — 21.2%
PNC International Equity Fund,
Class I Shares†	10,129	188
Vanguard Emerging Markets Stock Index Fund	2,109	59
		247

Money Market Fund — 3.7%
PNC Government Money Market Fund,
Class I Shares 0.080%† (A)	43,142	43

Real Estate Fund — 3.3%
Vanguard REIT Index Fund	325	39

Total Mutual Funds
(Cost $949)		991

	Number	Value
	of Shares	(000)

EXCHANGE-TRADED FUNDS — 16.3%
Commodity Fund — 3.0%
PowerShares DB Commodity Index Tracking Fund*	2,367	$ 35

Domestic Equity Funds — 10.6%
iShares Select Dividend ETF†	498	42
SPDR® S&P® Dividend ETF	504	41
WisdomTree LargeCap Dividend Fund	554	41
		124

International Equity Funds — 2.7%
iShares MSCI EAFE Small-Cap ETF†	311	15
Vanguard FTSE All World ex-US Small-Cap ETF	167	16
		31

Total Exchange-Traded Funds (Cost $165)		190

TOTAL INVESTMENTS — 101.3% (Cost $1,114)**		1,181

Other Assets & Liabilities – (1.3)%		(15)

TOTAL NET ASSETS — 100.0%		$1,166

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $1,114.

Gross unrealized appreciation (000)	$77
Gross unrealized depreciation (000)	(10)

Net unrealized appreciation (000)	$67

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$190	$–	$–	$190

Mutual Funds	991	–	–	991

Total Assets - Investments in Securities	$1,181	$–	$–	$1,181

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S ( 0 0 0 )

M a y  3 1 ,  2 0 1 6

	Retirement Income Fund	Target 2020 Fund	Target 2030 Fund

ASSETS
Investments in non-affiliates at value	$540	$1,722	$1,882
Investments in affiliates at value	3,167	6,611	7,133

Total Investments at value	3,707	8,333	9,015

Receivable for shares of beneficial interest issued	–	–	1
Dividends and interest receivable	3	7	5
Receivable from Adviser	10	12	12
Prepaid expenses	5	7	8

Total Assets	3,725	8,359	9,041

LIABILITIES
Payable for shares of beneficial interest redeemed	–	13	–
Administration fees payable	4	4	4
Custodian fees payable	8	8	8
Transfer agent fees payable	7	7	7
Trustees’ fees payable	3	6	7
Other liabilities	10	11	11

Total Liabilities	32	49	37

TOTAL NET ASSETS	$3,693	$8,310	$9,004

Investments in non-affiliates at cost	$501	$1,627	$1,818
Investments in affiliates at cost	3,089	6,432	6,916

Total Investments at cost	$3,590	$8,059	8,734

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$3,569	$8,122	$8,732
Undistributed (Distributions in Excess of) Net Investment Income	4	36	22
Accumulated Net Realized Gain (Loss) on Investments	3	(122)	(31)
Net Unrealized Appreciation/Depreciation on Investments	117	274	281

Total Net Assets	$3,693	$8,310	$9,004

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$3,692,927	$8,307,404	$9,003,785

Class I shares outstanding	367,841	753,553	766,973

Net Asset Value, Offering and Redemption Price Per Share	$10.04	$11.02	$11.74

Net assets applicable to Class T(1)	$10.18	$3,078	$9.90

Class T shares outstanding	0.990	279	0.828

Net Asset Value and Redemption Price Per Share	$10.28	$11.03	$11.96

Maximum Offering Price Per Share(2)	$10.65	$11.43	$12.39

Maximum Sales Charge Per Share	3.50%	3.50%	3.50%

(1)	At May 31, 2016, net assets of the T Shares of the Retirement Income Fund and the Target 2030 Fund represented initial seed capital. There was no other shareholder activity in this share class during the reporting period.

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

	Target 2040 Fund	Target 2050 Fund

ASSETS
Investments in non-affiliates at value	$673	$244
Investments in affiliates at value	2,638	937

Total Investments at value	3,311	1,181

Receivable for shares of beneficial interest issued	1	2
Dividends and interest receivable	1	–
Receivable from Adviser	10	8
Prepaid expenses	5	4

Total Assets	3,328	1,195

LIABILITIES
Administration fees payable	4	4
Custodian fees payable	8	8
Transfer agent fees payable	7	7
Trustees’ fees payable	3	1
Other liabilities	8	9

Total Liabilities	30	29

TOTAL NET ASSETS	$3,298	$1,166

Investments in non-affiliates at cost	$644	$227
Investments in affiliates at cost	2,518	887

Total Investments at cost	$3,162	$1,114

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$3,154	$1,084
Undistributed (Distributions in Excess of) Net Investment Income	2	1
Accumulated Net Realized Gain (Loss) on Investments	(7)	14
Net Unrealized Appreciation/Depreciation on Investments	149	67

Total Net Assets	$3,298	$1,166

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$3,296,694	$1,166,445

Class I shares outstanding	281,479	135,713

Net Asset Value, Offering and Redemption Price Per Share	$11.71	$8.59

Net assets applicable to Class T(1)	$1,521	$10.36

Class T shares outstanding	130	1.076

Net Asset Value and Redemption Price Per Share	$11.70	$9.63

Maximum Offering Price Per Share(2)	$12.12	$9.98

Maximum Sales Charge Per Share	3.50%	3.50%

(1)	At May 31, 2016, net assets of the T Shares of the Target 2050 Fund represented seed capital.

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  Y e a r  E n d e d  M a y  3 1 ,  2 0 1 6

	Retirement Income Fund	Target 2020 Fund
Investment Income:
Dividends from unaffiliated investments	$10	$31
Dividends from affiliated investments(1)	29	67
Total Investment Income	39	98
Expenses:
Administration fees	35	36
Transfer agent fees	21	21
Custodian fees	14	15
Professional fees	23	32
Pricing service fees	1	1
Printing and shareholder reports	2	2
Registration and filing fees	25	27
Trustees’ fees	8	13
Miscellaneous	4	8
Total Expenses	133	155
Less:
Adviser expense reimbursement(1)	(130)	(149)
Net Expenses	3	6
Net Investment Income (Loss)	36	92
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments sold	(3)	(52)
Net realized gain (loss) on affiliated investments sold(1)	6	(71)
Capital gain distributions received from affiliated investments	6	19
Net change in unrealized appreciation/depreciation on unaffiliated investments	19	84
Net change in unrealized appreciation/depreciation on affiliated investments	15	87
Net Gain (Loss) on Investments	43	67
Net Increase (Decrease) in Net Assets Resulting from Operations	$79	$159

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Target 2030 Fund	Target 2040 Fund	Target 2050 Fund

$41	$ 17	$ 6
77	31	8
118	48	14

36	35	35
21	21	21
15	15	15
33	26	21
1	1	1
2	2	3
29	26	24
13	8	5
11	5	1
161	139	126

(154)	(136)	(126)
7	3	–
111	45	14

(36)	(18)	3
(21)	8	98
21	7	2
41	–	(10)
21	(54)	(109)
26	(57)	(16)
$137	$ (12)	$ (2)

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Retirement Income Fund		Target 2020 Fund
	For the Year Ended		For the Year Ended

	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
Investment Activities:
Net investment income (loss)	$36	$30	$92	$27
Net realized gain (loss) on investments sold and capital gain distributions received from affiliated investments	9	59	(104)	74
Net change in unrealized appreciation/depreciation on investments	34	(6)	171	(5)
Net increase (decrease) in net assets resulting from operations	79	83	159	96
Dividends to Shareholders:
Dividends from net investment income:
Class I	(35)	(38)	(71)	(18)
Distributions from net realized gains:
Class I	(57)	(155)	(91)	(6)
Total dividends and distributions	(92)	(193)	(162)	(24)
Share Transactions:
Proceeds from shares issued:
Class I	3,587	5,941	6,631	4,042
Class T	–	–	3	–
Reinvestment of dividends and distributions:
Class I	93	194	162	24
Total proceeds from shares issued and reinvested	3,680	6,135	6,796	4,066
Value of shares redeemed:
Class I	(2,591)	(4,515)	(2,035)	(1,742)
Class T	–	–	–	–
Total value of shares redeemed	(2,591)	(4,515)	(2,035)	(1,742)
Increase (decrease) in net assets from share transactions	1,089	1,620	4,761	2,324
Total increase (decrease) in net assets	1,076	1,510	4,758	2,396
Net Assets:
Beginning of year	2,617	1,107	3,552	1,156
End of year*	$3,693	$2,617	$8,310	$3,552

*Including undistributed (distributions in excess of) net investment income	$4	$2	$36	$13

See Notes to Financial Statements.

Target 2030 Fund		Target 2040 Fund		Target 2050 Fund
For the Year Ended		For the Year Ended		For the Year Ended

May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015

$ 111	$ 36	$ 45	$ 21	$ 14	$ 20
(36)	140	(3)	154	103	162
62	3	(54)	(21)	(119)	(66)

137	179	(12)	154	(2)	116

(93)	(27)	(41)	(17)	(14)	(19)

(145)	–	(169)	–	(257)	(1)
(238)	(27)	(210)	(17)	(271)	(20)

5,422	3,254	1,614	2,167	642	511
–	–	2	–	–	5

238	27	210	18	270	19
5,660	3,281	1,826	2,185	912	535

(665)	(924)	(715)	(1,172)	(1,202)	(247)
–	–	–	–	(5)	–
(665)	(924)	(715)	(1,172)	(1,207)	(247)
4,995	2,357	1,111	1,013	(295)	288
4,894	2,509	889	1,150	(568)	384

4,110	1,601	2,409	1,259	1,734	1,350
$9,004	$4,110	$3,298	$ 2,409	$ 1,166	$1,734

$ 22	$ 15	$ 2	$ 7	$ 1	$ 3

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

B A L A N C E D  A L L O C A T I O N  F U N D  O V E R V I E W    ( U n a u d i t e d )

Michael Coleman Equity Analyst Portfolio Manager Since 2016

Mark McGlone President, Chief Investment Officer Portfolio Manager Since 2012

Martin C. Schulz, J.D. Managing Director, International Equity Portfolio Manager Since 2012

Jason Weber, CFA Fixed Income Analyst Portfolio Manager Since 2016

Asset allocation cannot guarantee a profit or prevent a loss. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s net asset value will decline due to rising interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities. Investments in small and mid capitalization companies present greater risk of loss than investments in large companies.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Balanced Allocation Fund seeks to provide long-term capital appreciation and current income by investing in a diversified portfolio of common stocks, fixed income securities and cash equivalents with varying asset allocations.

How did the Fund perform during the annual period?

During the annual period, PNC Balanced Allocation Fund returned -3.24% to Class C Shares investors(1) and -1.43% to Class I Shares investors. The Fund’s benchmark, a 60% S&P 500® Index(2) and 40% Barclays U.S. Aggregate Bond Index(3) blend(4), returned 2.46%.

During the period, fixed income (Barclays Aggregate) outperformed equities, returning 3.0%. Domestic large-cap equities largely outperformed other major equity classes, with the S&P 500® returning 1.7%. Domestic small-cap equities (Russell 2000), international equities (MSCI ACWI ex USA), and emerging market equities (MSCI EM) produced negative returns at -6.0%, -11.0%, and -17.3%, respectively. Treasury Inflation-Protected Securities (Barclays TIPS) returned 1.2%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Allocation overall detracted from the Fund’s relative results during the annual period due primarily to allocations to international developed equities and emerging market equities. Although the Fund’s overall equity allocation remained, on average, slightly below the blended benchmark weight during the annual period, the returns of international developed equities and emerging market equities — along with U.S. small-cap equities — underperformed U.S. large cap equities as represented in the equity portion of the blended benchmark, and such exposure detracted from relative performance. Additionally, a modest cash investment position underperformed the fixed income allocation.

º	Fixed income returns were modestly positive during the annual period and outperformed U.S. large-cap equities.

º	International developed equities, emerging market equities and U.S. small-cap equities produced losses during the annual period.

●	Selection overall had a neutral effect on the Fund’s relative results during the annual period

º

Within the equity portion of the Fund, the actively managed, dividend-focused investments outperformed the S&P 500® Index during the annual period. Detracting from the Fund’s relative results during the annual period were small-cap equity and international equity investments, which lagged the S&P 500® Index during the annual period given increased market volatility and slow global economic growth.

º

The fixed income portion of the Fund underperformed the Barclays U.S. Aggregate Bond Index during the annual period driven in part by duration and credit exposure positioning. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

What portfolio changes were made during the reporting period?

º

The Fund’s equity allocation remained below the blended benchmark throughout. The equity allocation was reduced to 56% in July and August 2015, as the portfolio management team became concerned about equity market valuations and heightened risks to earnings. Post the market correction in August 2015, the portfolio management team added 2% to the Fund’s equity allocation, where it remained for the rest of the annual period.

P N C  E q u i t y  F u n d s

B A L A N C E D  A L L O C A T I O N  F U N D  O V E R V I E W    ( U n a u d i t e d )

º

The Fund’s fixed income allocation rose with the reduction in the equity allocation during July and August 2015, where it remained until mid-December 2015. At that time, the portfolio management team added a 2% Fund position in Treasury inflation-protected investments given our expectation of rising future inflation. Additionally, the portfolio management team remains concerned about the low level of interest rates and possible diverging monetary policies within developed economies.

º	The Fund’s cash position fluctuated during the annual period but remained overweight throughout to deploy funds as needed to other attractive asset classes.

Portfolio Holdings

Asset Allocation

Equity Securities	60.8%
Fixed Income Securities	37.5
Cash	1.7
100.0%

The tables present portfolio holdings as of May 31, 2016 as a percentage of total investments before short-term investments purchased with collateral from securities loaned.

Balanced Allocation Fund

Common Stocks	33.3%
Exchange-Traded Funds	14.7
Foreign Common Stocks	12.6
Corporate Bonds	12.3
U.S. Treasury Obligations	11.6
U.S. Government Agency Mortgage-Backed Obligations	10.5
Asset-Backed Securities	2.9
Money Market Fund	1.7
Transportation Revenue Bond	0.2
Master Limited Partnerships	0.2
100.0%

P N C  E q u i t y  F u n d s

B A L A N C E D  A L L O C A T I O N  F U N D  O V E R V I E W    (U n a u d i t e d)

Average Annual Total Returns as of 05/31/16(5)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC		Total Gross Fund Operating Expenses (7)	Total Net Fund Operating Expenses (7)
Class I Shares	7/10/98	-1.43%		5.24%	6.14%	5.02%	4.78%	N/A	N/A		1.21%	1.01%
Class A Shares(1)	7/31/98	-6.36%		3.30%	4.82%	4.25%	4.25%	4.75%	1.00	%(6)	1.50%	1.30%
Class C Shares	4/20/00	-3.24	%(1)	4.26%	5.11%	3.99%	3.76%	N/A	1.00%		2.21%	2.01%
Class T Shares(1)	4/28/15	-4.16%		3.84%	5.08%	4.13%	N/A	3.50%	1.00	%(6)	1.71%	1.51%
60/40 Hybrid of the S&P 500® Index/Barclays U.S. Aggregate Bond Index		2.46%		7.90%	8.47%	6.74%	4.78%	N/A	N/A		N/A	N/A
Barclays U.S. Aggregate Bond Index		2.99%		2.91%	3.33%	4.97%	5.20%	N/A	N/A		N/A	N/A
S&P 500® Index		1.72%		11.06%	11.67%	7.41%	5.45%	N/A	N/A		N/A	N/A

(1)

Performance of Class A and Class T Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The S&P 500® Index, a widely used, unmanaged index of 500 common stocks, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The Barclays U.S. Aggregate Bond Index, an unmanaged market value weighted index of fixed income securities, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(4)	The 60/40 Hybrid of S&P 500® Index and Barclays U.S. Aggregate Bond Index is a blend of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index, as calculated by the Adviser.
(5)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A and Class T Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception returns for the benchmarks reflect the closest month end to the inception date of Class I Shares of the Fund.

(6)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A and Class T Shares if the shares are redeemed within 12 months of the date of purchase.
(7)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than shown here. Performance data current to the most recent month-end is available at pncfunds.com.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  E q u i t y  F u n d s

I N T E R N A T I O N A L  E Q U I T Y  F U N D  O V E R V I E W    ( U n a u d i t e d )

Martin C. Schulz, J.D. Managing Director, International Equity Portfolio Manager Since 1998

International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC International Equity Fund seeks to provide long-term capital appreciation by investing in a portfolio of equity securities that are tied economically to a number of countries throughout the world, typically three or more.

Effective February 29, 2016, the Fund changed its benchmark from the MSCI EAFE® Index to the MSCI ACWI ex USA Index to enable comparison of the Fund to its investment universe by capturing both developed and emerging markets. This change does not represent a change to the Fund’s investment process or PNC Capital Advisors’ views on investing internationally. Selection of the MSCI ACWI ex USA Index as its benchmark reflected the Fund’s typical emerging market exposure.

How did the Fund perform during the annual period?

During the annual period, PNC International Equity Fund returned -9.77% to Class C Shares investors(1) and -8.02% to Class I Shares investors. The Fund’s benchmark, the MSCI ACWI ex USA Index(2) (the “Index”), returned -11.39%. The Fund’s former benchmark, the MSCI EAFE® Index(2), returned -9.68%.

What factors most significantly affected the Fund’s performance during the annual period?

●

While absolute returns were disappointing, effective individual security selection and top-down country allocation decisions overall within the Fund contributed favorably to its relative results during the annual period. Sector allocation as a whole detracted slightly.

●

Security selection was most effective within the healthcare, information technology and consumer discretionary sectors. Having an underweighted allocation to financials, which was the second-weakest sector in the Index during the annual period, further boosted the Fund’s relative results. Having an allocation to cash during a period when the Index declined added value as well.

●

Only partially offsetting these positive factors was the detracting effect of weaker stock selection in energy. Having an underweight to consumer staples, which was the best performing sector in the Index during the annual period, and an overweight to materials, which was the weakest performing sector in the Index during the annual period, also detracted from relative performance.

●

From a country perspective, individual security selection was most effective within Germany, followed by Sweden, Spain and Japan. Having overweighted allocations to Thailand, Ireland and India, which each significantly outpaced the Index during the annual period, also contributed positively to the Fund’s performance.

●

Conversely, weaker stock selection in Hong Kong, Norway and France detracted from Fund results. Also negatively impacting Fund performance were having an underweight to Canada, which outpaced the Index during the annual period, and positioning in China.

●

Amongst individual positions, Japan-based specialty pharmaceutical company ONO Pharmaceutical, Germany-based banking machine and cash register manufacturer Wincor Nixdorf and Sweden-based international biotechnology firm Vitrolife contributed most positively to the Fund’s relative results during the annual period.

●

Conversely, holdings in China-based automotive retailer CAR, Hong Kong-based lottery machine provider REXLot Holdings and U.K.-based oil and gas exploration and production company Tullow Oil detracted most from the Fund’s relative performance during the annual period.

P N C  E q u i t y  F u n d s

I N T E R N A T I O N A L  E Q U I T Y  F U N D  O V E R V I E W    ( U n a u d i t e d )

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments before short-term investments purchased with collateral from securities loaned.

International Equity Fund
United Kingdom	15.7%
Germany	14.5
Japan	11.7
Sweden	5.7
France	5.5
Switzerland	4.1
Norway	3.5
Denmark	3.0
Twenty other countries	29.9
Money Market Fund	6.4
100.0%

P N C  E q u i t y  F u n d s

I N T E R N A T I O N A L  E Q U I T Y  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(5)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC		Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	8/1/97	-8.02%		4.46%	4.13%	4.01%	4.81%	N/A	N/A		1.10%	0.99%
Class A Shares(1)	8/1/97	-13.35%		2.20%	2.68%	3.14%	4.21%	5.50%	1.00	%(4)	1.40%	1.29%
Class C Shares	1/5/00	-9.77	%(1)	3.51%	3.16%	3.01%	3.83%	N/A	1.00%		2.10%	1.99%
MSCI ACWI ex USA Index		-11.39%		0.19%	0.12%	2.01%	N/A	N/A	N/A		N/A	N/A
MSCI EAFE® Index		-9.68%		2.00%	2.12%	1.92%	3.64%	N/A	N/A		N/A	N/A

(1)

Performance of Class A Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

Effecive February 29, 2016, the MSCI All CountryWorld ex USA Index (“MSCI ACWI ex USA Index”) replaced the MSCI Europe, Australasia, Far East Index (“MSCI EAFE® Index”), an unmanaged index comprised of more than 1,000 equity securities of foreign companies, as the Fund’s benchmark. The MSCI ACWI ex USA Index, an unmanaged index capturing larger, mid- and small-cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 23 Emerging Markets countries, more accurately reflects the Fund’s investment universe. Each index is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C   E q u i t y   F u n d s

I N T E R N A T I O N A L  G R O W T H  F U N D  O V E R V I E W    ( U n a u d i t e d )

Martin C. Schulz, J.D.

Managing Director,

International Equity

Portfolio Manager

Since 2016

International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC International Growth Fund seeks to provide long-term capital appreciation by primarily investing in a portfolio of equity securities that are tied economically to a number of countries throughout the world, typically three or more.

The PNC International Growth Fund launched on February 29, 2016.

How did the Fund perform during the period from its inception on February 29, 2016 through May 31, 2016 (the “reporting period”)?

During the reporting period, PNC International Growth Fund returned 3.12% to Class A Shares investors(1) and 9.20% to Class I Shares investors. The Fund’s benchmark, the MSCI ACWI ex USA Growth Index(2) (the “Index”), returned 8.49%.

What factors most significantly affected the Fund’s performance during the reporting period?

●

Effective individual security selection and top-down country allocation decisions overall within the Fund contributed favorably to its relative results during the reporting period. Sector allocation as a whole detracted slightly.

●	Security selection was most effective within the healthcare, information technology, consumer staples and consumer discretionary sectors.

●

Only partially offsetting these positive factors was the detracting effect of weaker stock selection in materials. Having an overweight to health care, which lagged the Index during the reporting period, also detracted from relative performance. Having a position in cash during a period when the Index rallied dampened relative results as well.

●

From a country perspective, individual security selection was most effective within Japan, followed by United Arab Emirates, India and the Netherlands. Conversely, positioning in Germany, Bermuda, South Korea and Spain detracted from Fund results.

●

Amongst individual positions, Japan-based medical equipment developer Cyberdyne, United Arab Emirates-based diversified healthcare company NMC Health and Japan-based consumer electronics giant Sony contributed most positively to the Fund’s relative results during the reporting period.

●

Conversely, holdings in China-based automotive retailer CAR, Germany-based food preparation appliance manufacturer Rational and Israel-based renewable energy equipment provider SolarEdge Technologies detracted most from the Fund’s relative performance during the reporting period.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments.

International Growth Fund
Japan	16.7%
United Kingdom	13.8
Germany	10.7
Denmark	6.0
Switzerland	6.0
France	4.3
Sweden	3.8
Netherlands	3.7
Fifteen other countries	28.0
Money Market Fund	6.3
Exchange-Traded Fund	0.7
100.0%

P N C  E q u i t y  F u n d s

I N T E R N A T I O N A L  G R O W T H  F U N D  O V E R V I E W    ( U n a u d i t e d )

Total Returns as of 05/31/16(3)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC		Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	2/29/16	N/A	N/A	N/A	N/A	9.20%	N/A	N/A		6.56%	0.86%
Class A Shares(1)	2/29/16	N/A	N/A	N/A	N/A	3.12%	5.50%	1.00	%(4)	6.82%	1.12%
MSCI ACWI ex USA Growth Index		N/A	N/A	N/A	N/A	8.49%	N/A	N/A		N/A	N/A
(1)	Performance of Class A Shares assumes the deduction of the maximum sales charge.

(2)

The MSCI All Country World Index (“ACWI”) ex USA Growth Index is designed to measure the performance of growth companies within developed and emerging equity markets, excluding the U.S. and frontier markets. The index is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of its Class I and Class A Shares. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the February 29, 2016 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

L A R G E  C A P  C O R E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Douglas J. Roman, CFA, CMT Managing Director, Large Cap Funds Portfolio Manager Since 2009 Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Large Cap Core Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of domestic large-cap companies.

How did the Fund perform during the annual period?

During the annual period, PNC Large Cap Core Fund returned -2.66% to Class C Shares investors(1) and -0.74% to Class I Shares investors. The Fund’s benchmark, the S&P 500® Index(2) (the “Index”), returned 1.72%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Stock selection detracted most from the Fund’s performance relative to the Index during the annual period. Sector allocation overall contributed positively, albeit modestly.

●	Individual security selection within the information technology, consumer discretionary and financials sectors detracted most from the Fund’s relative results.

●

Only partially offsetting these detractors was individual stock selection in the healthcare and industrials sectors, which contributed positively to the Fund’s results during the annual period. Having an underweighted allocation to energy, which was the weakest sector in the Index during the annual period, also buoyed the Fund’s relative results.

●

The biggest individual detractors from relative performance included wireless semiconductor company Skyworks Solutions, semiconductor company NXP Semiconductors and social networking website operator Facebook.

●

The biggest positive individual contributors to returns included cardiovascular medical device manufacturer Edwards Lifesciences, aerospace and defense company Northrop Grumman and alcoholic beverage producer Constellation Brands.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments before short-term investments purchased with collateral from securities loaned.

Large Cap Core Fund

Information Technology	17.1%
Consumer Discretionary	14.3
Financials	14.0
Healthcare	13.7
Industrials	12.8
Consumer Staples	10.3
Energy	5.5
Utilities	4.1
Materials	4.0
Telecommunication Services	1.8
Money Market Fund	1.3
Exchange-Traded Fund	1.1
100.0%

P N C  E q u i t y  F u n d s

L A R G E  C A P  C O R E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC		Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	8/1/97	-0.74%		11.38%	10.58%	5.89%	5.97%	N/A	N/A		1.25%	0.90%
Class A Shares(1)	8/1/97	-6.41%		9.03%	9.08%	4.94%	5.35%	5.50%	1.00	%(4)	1.53%	1.18%
Class C Shares	1/20/00	-2.66	%(1)	10.33%	9.50%	4.78%	4.92%	N/A	1.00%		2.25%	1.90%
S&P 500® Index		1.72%		11.06%	11.67%	7.41%	6.23%	N/A	N/A		N/A	N/A
(1)

Performance of Class A Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The S&P 500® Index, a widely used, unmanaged index of 500 common stocks, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

L A R G E  C A P  G R O W T H  F U N D  O V E R V I E W    ( U n a u d i t e d )

Douglas J. Roman, CFA, CMT Managing Director, Large Cap Funds Portfolio Manager Since 2009 Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Large Cap Growth Fund seeks to provide long-term capital appreciation by investing in a diversified portfolio of growth-oriented domestic large-cap equity securities.

How did the Fund perform during the annual period?

During the annual period, PNC Large Cap Growth Fund returned -4.65% to Class C Shares investors(1) and -2.89% to Class I Shares investors. The Fund’s benchmark, the Russell 1000® Growth Index(2) (the “Index”), returned 1.61%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Stock selection detracted most from the Fund’s performance relative to the Index during the annual period. Sector allocation overall also detracted, albeit more modestly.

●

Individual security selection within the information technology and consumer discretionary sectors negatively impacted the Fund’s relative results most. Having an overweighted allocation to energy, which was by far the weakest performing sector in the Index during the annual period, also detracted. To a lesser degree, stock selection in financials and telecommunication services further dampened relative results.

●	These detractors were only partially offset by the positive contribution of effective individual stock selection in the energy, industrials and healthcare sectors.

●

Among the biggest individual detractors from performance were social networking website operator Facebook, wireless semiconductor company Skyworks Solutions and real estate and investment management services provider Jones Lang LaSalle.

●

The biggest positive individual contributors to returns included cardiovascular medical device manufacturer Edwards Lifesciences, alcoholic beverage producer Constellation Brands and tobacco company Altria Group.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments before short-term investments purchased with collateral from securities loaned.

Large Cap Growth Fund

Information Technology	25.7%
Consumer Discretionary	22.6
Healthcare	14.2
Industrials	13.2
Consumer Staples	12.2
Materials	5.0
Financials	3.6
Money Market Fund	2.0
Utilities	1.0
Exchange-Traded Fund	0.5
100.0%

P N C   E q u i t y   F u n d s

L A R G E  C A P  G R O W T H  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(3)

									Total Gross	Total Net
									Fund	Fund
									Operating	Operating
	Date of					Since	Max Sales		Expenses	Expenses
	Inception	1 Year	3 Years	5 Years	10 Years	Inception	Charge	Max CDSC	(5)	(5)
Class I Shares	12/20/89	-2.89%	12.28%	11.20%	6.18%	7.61%	N/A	N/A	1.04%	0.90%
Class A Shares(1)	4/15/91	-8.47%	9.92%	9.69%	5.32%	7.11%	5.50%	1.00%(4)	1.34%	1.20%
Class C Shares	1/27/00	-4.65%(1)	11.42%	10.25%	5.21%	6.75%	N/A	1.00%	2.04%	1.90%
Russell 1000® Growth Index		1.61%	12.50%	12.11%	8.78%	8.89%	N/A	N/A	N/A	N/A
(1)

Performance of Class A Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Russell 1000® Growth Index, an unmanaged index of 1,000 of the largest U.S. companies with higher price-to-book ratios and higher forecasted growth values, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C   E q u i t y   F u n d s

L A R G E  C A P  V A L U E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Douglas J. Roman, CFA, CMT Managing Director, Large Cap Funds Portfolio Manager Since 2009 Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Large Cap Value Fund seeks to provide long-term capital appreciation by investing in a diversified portfolio of value-oriented, domestic equity securities of large-cap companies.

How did the Fund perform during the annual period?

During the annual period, PNC Large Cap Value Fund returned -2.62% to Class C Shares investors(1) and -0.80% to Class I Shares investors. The Fund’s benchmark, the Russell 1000® Value Index(2) (the “Index”), returned -0.06%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Individual security selection detracted from the Fund’s relative performance during the annual period. Sector allocation overall contributed positively, albeit modestly.

●

Detracting from the Fund’s relative results most was stock selection in the financials, healthcare and information technology sectors. Stock selection in and having an overweighted allocation to consumer discretionary, which lagged the Index during the annual period, also dampened the Fund’s performance.

●

Effective security selection in the energy, industrials and utilities sectors contributed most favorably to the Fund’s results. Having an underweighted allocation to energy, the weakest performing sector in the Index during the annual period, further buoyed the Fund’s results.

●

The biggest individual detractors included real estate and investment management services provider Jones Lang LaSalle, financial planning and services firm Ameriprise Financial and software giant Microsoft.

●

The most significant individual contributors to performance included tobacco company Reynolds American, self-storage real estate investment trust Extra Space Storage and water and wastewater utilities company American Water Works Company.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments.

Large Cap Value Fund

Financials	24.8%
Energy	11.5
Industrials	11.3
Healthcare	10.7
Information Technology	10.2
Consumer Staples	7.7
Utilities	7.6
Consumer Discretionary	7.3
Materials	4.3
Telecommunication Services	2.7
Exchange-Traded Fund	1.1
Money Market Fund	0.8
100.0%

P N C   E q u i t y   F u n d s

L A R G E  C A P  V A L U E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(3)
									Total Gross	Total Net
									Fund	Fund
									Operating	Operating
	Date of					Since	Max Sales		Expenses	Expenses
	Inception	1 Year	3 Years	5 Years	10 Years	Inception	Charge	Max CDSC	(5)	(5)
Class I Shares	7/1/94	-0.80%	9.53%	10.03%	5.27%	8.11%	N/A	N/A	1.00%	0.90%
Class A Shares(1)	8/22/94	-6.56%	7.22%	8.53%	4.40%	7.54%	5.50%	1.00%(4)	1.30%	1.20%
Class C Shares	1/27/00	-2.62%(1)	8.66%	9.07%	4.29%	7.10%	N/A	1.00%	2.00%	1.90%
Russell 1000® Value Index		-0.06%	9.23%	10.70%	6.11%	9.67%	N/A	N/A	N/A	N/A
(1)

Performance of Class A Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Russell 1000® Value Index, an unmanaged index of 1,000 of the largest U.S. companies with lower price-to-book ratios and lower forecasted growth values, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C   E q u i t y   F u n d s

M I D  C A P  F U N D  O V E R V I E W    ( U n a u d i t e d )

James E. Mineman

Managing Director and

Co-Lead Portfolio

Manager,

Select Equity

Portfolio Manager

Since 2013

Peter A. Roy

Managing Director and

Co-Lead Portfolio

Manager,

Select Equity

Portfolio Manager

Since 2013

Investments in mid-sized companies present greater risk of loss than investments in large companies.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Mid Cap Fund seeks to provide long-term capital appreciation by investing in a diversified portfolio of domestic equity securities of mid-cap companies.

How did the Fund perform during the annual period?

During the annual period, PNC Mid Cap Fund returned -11.38% to Class C Shares investors(1) and -9.65% to Class I Shares investors. The Fund’s benchmark, the Russell MidCap® Index(2) (the “Index”), returned -1.97%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Security selection overall detracted from the Fund’s results. Sector allocation decisions as a whole contributed positively, albeit modestly.

●

Detracting most from the Fund’s relative results was security selection within the financials, industrials, and consumer discretionary sectors. Hampering results most from an allocation perspective was having no exposure to utilities, which was the best performing sector in the Index during the annual period. Having an overweight to consumer discretionary, which significantly lagged the Index during the annual period, also detracted from relative performance.

●

Only partially offsetting these detractors was the positive contribution made by effective security selection in the energy sector. Having underweights to energy and healthcare, which each lagged the Index during the annual period, added favorably to relative performance as well.

●

The biggest individual detractors from returns included outsourced receivables management provider PRA Group, electrical equipment producer OSI Systems and aerospace and defense industry parts supplier Esterline Technologies, each an out-of-Index position that performed poorly during the annual period.

●

The most significant individual contributors to performance included property and casualty insurance company RLI, packaged food manufacturer TreeHouse Foods and bank Eagle Bancorp, each an out-of-Index position that performed well during the annual period.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments before short-term investments purchased with collateral from securities loaned.

Mid Cap Fund

Financials	32.0%
Consumer Discretionary	22.8
Industrials	18.0
Information Technology	16.3
Consumer Staples	5.7
Healthcare	2.1
Money Market Fund	2.1
Energy	1.0
100.0%

P N C  E q u i t y  F u n d s

M I D  C A P  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(4)

	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	7/1/02	-9.65%	4.49%	6.03%	4.30%	7.77%	N/A	N/A	1.85%	1.25%
Class A Shares(1)	7/1/02	-14.84%	2.33%	4.63%	3.48%	7.05%	5.50%	1.00%(3)	2.11%	1.51%
Class C Shares	6/2/03	-11.38%(1)	3.53%	5.03%	3.30%	6.73%	N/A	1.00%	2.85%	2.25%
Russell Midcap® Index		-1.97%	10.18%	10.33%	8.03%	10.11%	N/A	N/A	N/A	N/A
(1)

Performance of Class A Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe and is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

(3)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(4)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception returns for the benchmarks reflect the closest month end to the inception date of Class I Shares of the Fund.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

M I D  C A P  I N D E X  F U N D  O V E R V I E W    ( U n a u d i t e d )

Hitesh C. Patel, PhD Managing Director, Structured Equity
Portfolio Manager
Since 2013

Investments in mid-sized companies present greater risk of loss than investments in large companies.
Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Mid Cap Index Fund seeks to approximate, before fund expenses, the investment results of the S&P MidCap 400® Index.

How did the Fund perform during the period?

During the annual period, PNC Mid Cap Index Fund returned -0.85% to Class I Shares investors and -0.84% to Class R4 Shares investors. The Fund’s benchmark, the S&P MidCap 400® Index(1) (the “Index”), returned -0.42%.

What factors most significantly affected the Fund’s performance during the period?

●	Only three of the ten sectors within the Index generated gains during the annual period, while seven posted negative absolute returns.

●

The weakest performing sector within the Index was energy, followed at some distance by consumer discretionary and information technology. Utilities was the best performing sector within the Index, posting a double-digit gain. Financials and materials also advanced during the annual period, albeit more modestly.

●

The worst performing individual stocks within the Index on an absolute basis were semiconductor and semiconductor equipment company SunEdison, coal producer Peabody Energy and oil and gas exploration and production company California Resources, each of which experienced a double-digit decline during the annual period.

●

On an absolute basis, the best performing individual stocks within the Index were semiconductor and semiconductor equipment company Advanced Micro Devices, food products staples company Post Holdings and information technology services provider Computer Sciences, each of which generated a robust double-digit total return during the annual period.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments.

Mid Cap Index Fund

Financials	26.4%
Information Technology	16.2
Industrials	14.6
Consumer Discretionary	11.6
Healthcare	8.3
Materials	6.9
Utilities	5.9
Consumer Staples	4.2
Energy	2.8
Money Market Fund	1.7
Exchange-Traded Fund	1.2
Telecommunication Services	0.2
100.0%

P N C   E q u i t y   F u n d s

M I D  C A P  I N D E X  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(2)

									Total Gross	Total Net
									Fund	Fund
									Operating	Operating
	Date of					Since	Max Sales		Expenses	Expenses
	Inception	1 Year	3 Years	5 Years	10 Years	Inception	Charge	Max CDSC	(3)	(3)
Class I Shares	12/30/13	-0.85%	N/A	N/A	N/A	5.70%	N/A	N/A	2.67%	0.25%
Class R4 Shares	12/30/13	-0.84%	N/A	N/A	N/A	5.71%	N/A	N/A	2.82%	0.40%
S&P MidCap 400® Index		-0.42%	N/A	N/A	N/A	6.11%	N/A	N/A	N/A	N/A

(1)

The S&P MidCap 400® Index, a market-weighted index consisting of 400 mid-cap stocks, with each stock affecting the Index in proportion to its market value, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes,transaction costs, management fees, or other expenses.

(2)

The graph provides the return of a hypothetical $10,000 investment in the Fund since the date of inception of its Class I and Class R4 Shares. Returns reflect reinvestment of dividends and capital gains and the deduction of operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(3)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

M U L T I - F A C T O R  S M A L L  C A P  C O R E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Hitesh C. Patel, PhD Managing Director, Structured Equity
Portfolio Manager
Since 2005
Investments in small companies present greater risk of loss than investments in large companies.
Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Multi-Factor Small Cap Core Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of small-cap equity securities that possess both value and growth characteristics.

How did the Fund perform during the annual period?

During the annual period, PNC Multi-Factor Small Cap Core Fund returned -8.80% to Class A Shares investors(1) and -3.20% to Class I Shares investors. The Fund’s benchmark, the Russell 2000® Index(2) (the “Index”), returned -5.97%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Our multi-factor systematic approach to stock selection focuses on companies with reasonable valuations, improving fundamentals and increasing awareness of investor behavior, which helped us during the annual period, as our model carries individual factors like cash flow to price, free cash flow to enterprise value, sales growth, earnings growth, estimate revision change and earnings estimate dispersion. Risk management in portfolio construction also factored into relative results favorably.

●

While absolute returns were disappointing, individual security selection contributed most positively to the Fund’s outperformance of the Index during the annual period. Sector allocation decisions overall also boosted relative results, albeit more modestly.

●	Security selection within healthcare, industrials, energy and consumer discretionary proved particularly effective.

●	Detracting from results was security selection within the financials, information technology and utilities sectors.

●

The biggest positive individual contributors to performance included building products companies Universal Forest Products and American Woodmark of the industrials sector and healthcare equipment and supplies company Cantel Medical.

●

The greatest individual detractors from performance included biotechnology firm Sorrento Therapeutics, real estate investment trust United Development Funding IV and specialty retail company Shoe Carnival.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments before short-term investments purchased with collateral from securities loaned.

Multi-Factor Small Cap Core Fund

Financials	24.6%
Information Technology	16.2
Industrials	15.9
Healthcare	13.5
Consumer Discretionary	11.8
Materials	6.7
Consumer Staples	2.8
Utilities	2.4
Energy	2.3
Master Limited Partnerships	1.7
Money Market Fund	1.5
Telecommunication Services	0.6
100.0%

P N C  E q u i t y  F u n d s

M U L T I - F A C T O R  S M A L L  C A P  C O R E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(3)

									Total Gross	Total Net
									Fund	Fund
									Operating	Operating
	Date of					Since	Max Sales		Expenses	Expenses
	Inception	1 Year	3 Years	5 Years	10 Years	Inception	Charge	Max CDSC	(5)	(5)
Class I Shares	9/30/05	-3.20%	10.30%	12.43%	6.97%	7.63%	N/A	N/A	1.12%	0.85%
Class A Shares(1)	9/30/05	-8.80%	7.93%	10.88%	6.09%	6.78%	5.50%	1.00%(4)	1.42%	1.15%
Russell 2000® Index		-5.97%	6.93%	7.86%	6.27%	6.70%	N/A	N/A	N/A	N/A

(1)	Performance of Class A Shares assumes the deduction of the maximum sales charge.
(2)

The Russell 2000® Index, an unmanaged index of companies widely representative of small capitalization companies based on market capitalization, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for its Class I and Class A Shares. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(4)

This maximum applicable contingent deferred sales charge (“Max CDSC”) applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

M U L T I - F A C T O R  S M A L L  C A P  G R O W T H  F U N D  O V E R V I E W    ( U n a u d i t e d )

Hitesh C. Patel, PhD
Managing Director,
Structured Equity
Portfolio Manager
Since 2005
Investments in small companies present greater risk of loss than investments in large companies.
Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Multi-Factor Small Cap Growth Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of growth-oriented small cap equity securities.

How did the Fund perform during the annual period?

During the annual period, PNC Multi-Factor Small Cap Growth Fund returned -5.42% to Class C Shares investors(1) and -3.63% to Class I Shares investors. The Fund’s benchmark, the Russell 2000® Growth Index(2) (the “Index”), returned -9.13%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Our multi-factor systematic approach to stock selection focuses on companies with reasonable valuations, improving fundamentals and increasing awareness of investor behavior, which helped us during the annual period, as our model carries individual factors like cash flow to price, free cash flow to enterprise value, sales growth, earnings growth, estimate revision change and earnings estimate dispersion. Risk management in portfolio construction also factored into relative results favorably.

●

While absolute returns were disappointing, security selection decisions contributed most positively to the Fund’s outperformance of the Index during the annual period. Sector allocation decisions overall also contributed positively, albeit more modestly, to relative results.

●

Security selection within the healthcare sector was particularly strong. Security selection within industrials, consumer staples and materials also proved effective. Having overweighted allocations to financials and materials, which each outpaced the Index during the annual period, further buoyed relative results.

●

Partially offsetting these positives was weaker security selection within the consumer discretionary and information technology sectors. Detracting most from a sector allocation perspective was having an underweighted position in information technology, which outperformed the Index during the annual period.

●	Top individual contributors to performance included software provider SolarWinds, machinery company John Bean Technologies and biotechnology firm Radius Health.

●	The biggest individual detractors included specialty retail company Francesca’s Holdings, household durables company Zagg and healthcare providers and services company Molina Healthcare.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments before short-term investments purchased with collateral from securities loaned.

Multi-Factor Small Cap Growth Fund

Information Technology	22.9%
Healthcare	21.6
Consumer Discretionary	15.7
Industrials	15.3
Financials	10.2
Materials	6.9
Consumer Staples	2.9
Money Market Fund	2.5
Master Limited Partnership	1.1
Telecommunication Services	0.9
100.0%

P N C  E q u i t y  F u n d s

M U L T I - F A C T O R  S M A L L  C A P  G R O W T H  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(3)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	9/30/05	-3.63%	10.18%	10.63%	7.39%	7.47%	N/A	N/A	1.46%	0.85%
Class A Shares(1)	9/30/05	-9.17%	7.85%	9.11%	6.52%	6.64%	5.50%	1.00%(4)	1.76%	1.15%
Class C Shares	9/30/05	-5.42%(1)	9.16%	9.58%	6.75%	6.93%	N/A	1.00%	2.46%	1.85%
Russell 2000® Growth Index		-9.13%	7.68%	8.15%	7.20%	7.48%	N/A	N/A	N/A	N/A
(1)

Performance of Class A Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Russell 2000® Growth Index, an unmanaged index of 2,000 small-company stocks that have higher than average price-to-book ratios and forecasted growth values, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

M U L T I - F A C T O R  S M A L L  C A P  V A L U E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Hitesh C. Patel, PhD
Managing Director,
Structured Equity
Portfolio Manager
Since 2005
Investments in small companies present greater risk of loss than investments in large companies.
Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Multi-Factor Small Cap Value Fund seeks to provide long-term capital appreciation by investing primarily in stocks of small-cap companies that are believed to be conservatively valued.

How did the Fund perform during the annual period?

During the annual period, PNC Multi-Factor Small Cap Value Fund returned -7.22% to Class C Shares investors(1) and -5.49% to Class I Shares investors. The Fund’s benchmark, the Russell 2000® Value Index(2) (the “Index”), returned -2.75%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Our multi-factor systematic approach to stock selection focuses on companies with reasonable valuations, improving fundamentals and increasing awareness of investor behavior, and our model carries individual factors like cash flow to price, free cash flow to enterprise value, sales growth, earnings growth, estimate revision change and earnings estimate dispersion. Risk management in portfolio construction also factored into relative results. The investment team’s multi-factor strategies tend to outperform in trending markets and in down markets. Market transitions such as that experienced during the annual period tend to present challenges to the team’s process.

●	Security selection decisions detracted from the Fund’s relative results during the annual period. Sector allocation decisions overall contributed positively.

●	Detracting most from results was security selection within the financials, information technology and industrials sectors.

●

Security selection proved most effective within the consumer discretionary, materials and utilities sectors. Having an underweighted allocation to energy, by far the weakest performing sector in the Index during the annual period, also buoyed relative performance.

●

The biggest individual detractors included capital markets financials firm Carlyle Group, L.P., consumable fuels energy company BP Prudhoe Bay RoyaltyTrust and biotechnology company Anthera Pharmaceuticals.

●

Individual stocks having a positive impact on performance included gas utilities company Piedmont Natural Gas, consumer discretionary distributor Pool and electronic equipment instruments and components company Sanmina-SCI.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments before short-term investments purchased with collateral from securities loaned.

Multi-Factor Small Cap Value Fund

Financials	43.1%
Industrials	12.3
Information Technology	12.2
Consumer Discretionary	6.9
Utilities	6.9
Healthcare	3.9
Consumer Staples	3.4
Energy	3.3
Master Limited Partnerships	2.9
Materials	2.7
Money Market Fund	2.0
Telecommunication Services	0.4
100.0%

P N C  E q u i t y  F u n d s

M U L T I - F A C T O R  S M A L L  C A P  V A L U E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(3)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	7/26/94	-5.49%	8.91%	9.17%	4.03%	9.92%	N/A	N/A	1.45%	0.85%
Class A Shares(1)	8/15/94	-10.96%	6.67%	7.70%	3.19%	9.33%	5.50%	1.00%(4)	1.75%	1.15%
Class C Shares	1/27/00	-7.22%(1)	8.05%	8.20%	3.06%	8.90%	N/A	1.00%	2.45%	1.85%
Russell 2000® Value Index		-2.75%	6.10%	7.55%	5.25%	9.87%	N/A	N/A	N/A	N/A
(1)

Performance of Class A Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Russell 2000® Value Index, an unmanaged index of companies that have lower than average price-to-book ratios and forecasted growth values, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

S & P  5 0 0  I N D E X  F U N D  O V E R V I E W    (U n a u d i t e d)

Hitesh C. Patel, PhD
Managing Director,
Structured Equity
Portfolio Manager
Since 2005

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC S&P 500 Index Fund seeks to approximate, before fund expenses, the investment results of the S&P 500® Index.

How did the Fund perform during the annual period?

During the annual period, PNC S&P 500 Index Fund returned -0.83% to Class C Shares investors(1) and 1.08% to Class I Shares investors. The Fund’s benchmark, the S&P 500® Index(2) (the “Index”), returned 1.72%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Six of the ten sectors within the Index generated solid gains during the annual period, but four posted negative absolute returns.

●

The best performing sectors within the Index were utilities, telecommunication services and consumer staples, which each posted double-digit positive returns. Energy, materials, healthcare and financials were the weakest sectors, each posting a negative return.

●

On an absolute basis, the best performing individual stocks within the Index were semiconductor device company NVIDIA, e-commerce retailing giant Amazon.com and information technology services provider Computer Sciences, each of which generated a robust total return during the annual period.

●

The worst performing individual stocks within the S&P 500® Index on an absolute basis were specialty pharmaceuticals company Endo International and oil and gas exploration and production companies California Resources and Chesapeake Energy, each of which experienced double-digit declines during the annual period.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments before short-term investments purchased with collateral from securities loaned.

S&P 500 Index Fund

Information Technology	19.3%
Financials	17.0
Healthcare	14.5
Consumer Discretionary	12.6
Consumer Staples	10.0
Industrials	9.9
Energy	6.9
Utilities	3.2
Materials	2.8
Telecommunication Services	2.6
Money Market Fund	1.2
100.0%

P N C  E q u i t y  F u n d s

S & P  5 0 0  I N D E X  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	7/10/98	1.08%		10.67%	11.31%	7.13%	5.05%	N/A	N/A	0.32%	0.20%
Class A Shares(1)	10/15/98	-1.64%		9.52%	10.49%	6.58%	4.64%	2.50%	0.50%(4)	0.57%	0.45%
Class C Shares	1/17/00	-0.83	%(1)	9.60%	10.22%	6.06%	4.00%	N/A	1.00%	1.32%	1.20%
Class R4 Shares	12/30/13	0.94%		10.59%	11.26%	7.10%	5.02%	N/A	N/A	0.47%	0.35%
Class R5 Shares	12/30/13	1.04%		10.65%	11.30%	7.12%	5.05%	N/A	N/A	0.37%	0.25%
S&P 500® Index		1.72%		11.06%	11.67%	7.41%	5.45%	N/A	N/A	N/A	N/A

(1)

Performance of Class A Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The S&P 500® Index, a widely used, unmanaged index of 500 common stocks, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A, Class C, Class R4 and Class R5 Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable.Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  F u n d s

S M A L L  C A P  F U N D  O V E R V I E W    (U n a u d i t e d)

James E. Mineman
Managing Director and
Co-Lead Portfolio
Manager,
Select Equity
Portfolio Manager
Since 2004
Peter A. Roy
Managing Director and
Co-Lead Portfolio
Manager,
Select Equity
Portfolio Manager
Since 2004
Investments in small capitalization companies present greater risk of loss than investments in large companies.
Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Small Cap Fund seeks to provide long-term capital appreciation by investing primarily in stocks of U.S. small-cap companies.

How did the Fund perform during the annual period?

During the annual period, PNC Small Cap Fund returned -7.14% to Class C Shares investors(1) and -5.34% to Class I Shares investors. The Fund’s benchmark, the Russell 2000® Index(2) (the “Index”), returned -5.97%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Security selection overall detracted, albeit modestly, from the Fund’s results. Sector allocation decisions as a whole contributed positively.

●

Individual stock selection in the financials, industrials, and consumer staples sectors detracted most during the annual period. Having no exposure to utilities, the best performing sector in the Index during the annual period, also detracted from relative performance.

●

Partially offsetting these detractors was security selection in the healthcare, consumer discretionary, information technology, energy, and materials sectors, which contributed favorably during the annual period. Having underweighted allocations to healthcare and energy, which were the two worst performing sectors in the Index during the annual period, also added value.

●

The biggest individual detractors included purchaser of charged-off consumer debt PRA Group, electrical equipment producer OSI Systems and aerospace and defense industry parts supplier Esterline Technologies.

●	The most significant positive individual contributors to performance included bank Eagle Bancorp, application software provider Manhattan Associates and real estate services provider FirstService.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments before short-term investments purchased with collateral from securities loaned.

Small Cap Fund

Financials	31.9%
Consumer Discretionary	19.8
Industrials	17.9
Information Technology	11.9
Healthcare	6.9
Money Market Fund	4.2
Materials	3.6
Consumer Staples	2.1
Energy	1.7
100.0%

P N C  E q u i t y  F u n d s

S M A L L  C A P  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC		Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	4/2/04	-5.34%		7.21%	11.42%	7.13%	7.73%	N/A	N/A		1.15%	0.99%
Class A Shares(1)	4/2/04	-10.80%		4.90%	9.88%	6.24%	6.94%	5.50%	1.00	%(4)	1.45%	1.29%
Class C Shares	4/2/04	-7.14	%(1)	6.17%	10.34%	6.08%	6.71%	N/A	1.00%		2.15%	1.99%
Russell 2000® Index		-5.97%		6.93%	7.86%	6.27%	7.09%	N/A	N/A		N/A	N/A

(1)

Performance of Class A Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Russell 2000® Index, an unmanaged index of companies widely representative of small capitalization companies based on market capitalization, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

S M A L L  C A P  I N D E X  F U N D  O V E R V I E W    ( U n a u d i t e d )

Hitesh C. Patel, PhD
Managing Director,
Structured Equity
Portfolio Manager
Since 2013
Investments in small companies present greater risk of loss than investments in large companies.
Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Small Cap Index Fund seeks to approximate, before fund expenses, the investment results of the Russell 2000® Index.

How did the Fund perform during the period?

During the annual period, PNC Small Cap Index Fund returned -4.96% to Class I Shares and -5.05% to Class R4 Shares investors. The Fund’s benchmark, the Russell 2000® Index(1) (the “Index”), returned -5.97%.

What factors most significantly affected the Fund’s performance during the period?

●	Only four of the ten sectors within the Index generated gains during the annual period, while six posted negative absolute returns.

●

The weakest performing sector within the Index by some distance was energy, followed by healthcare, consumer discretionary and materials, which each generated a double-digit negative return. Utilities and telecommunication services were the best performing sectors within the Index, each posting a double-digit gain. Consumer staples and financials also advanced during the annual period, albeit more modestly.

●

The worst performing individual stocks within the Index on an absolute basis were capital markets financials company RCS Capital, oil, gas and consumable fuels company Magnum Hunter Resources and media company SFX Entertainment, each of which experienced double-digit declines during the annual period.

●

On an absolute basis, the best performing individual stocks within the Index were diversified consumer services provider Weight Watchers International, insurance company Phoenix Companies and semiconductor and semiconductor equipment company MaxLinear, each of which generated a robust triple-digit total return during the annual period.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments.

Small Cap Index Fund

Financials	25.8%
Information Technology	17.8
Healthcare	13.3
Industrials	13.0
Consumer Discretionary	12.9
Materials	4.3
Utilities	3.4
Consumer Staples	3.3
Energy	2.6
Exchange Traded Fund	2.1
Telecommunication Services	0.8
Money Market Fund	0.7
Rights	–	*
Warrants	–	*
	100.0%

*	Amount represents less than 0.1%.

P N C  E q u i t y  F u n d s

S M A L L  C A P  I N D E X  F U N D  O V E R V I E W    ( U n a u d i t e d )

Total Returns as of 05/31/16(2)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (3)	Total Net Fund Operating Expenses (3)
Class I Shares	12/30/13	-4.96%	N/A	N/A	N/A	1.82%	N/A	N/A	2.69%	0.29%
Class R4 Shares	12/30/13	-5.05%	N/A	N/A	N/A	1.79%	N/A	N/A	2.84%	0.44%
Russell 2000® Index		-5.97%	N/A	N/A	N/A	1.05%	N/A	N/A	N/A	N/A

(1)

The Russell 2000® Index, an unmanaged index of companies widely representative of small capitalization companies based on market capitalization, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(2)

The graph provides the return of a hypothetical $10,000 investment in the Fund since the date of inception of its Class I and Class R4 Shares. Returns reflect reinvestment of dividends and capital gains and the deduction of operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(3)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

E X P L A N A T I O N  O F  E X P E N S E  T A B L E S    ( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which are described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses, net of fee waivers, where applicable, for the six-month period December 1, 2015 to May 31, 2016 and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended May 31, 2016. The “Annualized Expense Ratio” does not reflect Acquired Fund Fees and Expenses. If Acquired Fund Fees and Expenses were included, expenses would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (December 1, 2015 to May 31, 2016).

The Expense Table that appears in your Fund’s overview illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 12/01/15	Ending Account Value 05/31/16	Annual- ized Expense Ratio	Expenses Paid During Period(1)

Balanced Allocation Fund
Actual
Class I	$1,000.00	$1,003.52	0.95%	$4.76
Class A	1,000.00	1,002.27	1.23	6.14
Class C	1,000.00	999.11	1.92	9.58
Class T	1,000.00	1,003.71	0.98	4.91
Hypothetical(2)
Class I	1,000.00	1,020.25	0.95	4.80
Class A	1,000.00	1,018.87	1.23	6.19
Class C	1,000.00	1,015.42	1.92	9.65
Class T	1,000.00	1,020.10	0.98	4.95

International Equity Fund
Actual
Class I	$1,000.00	$ 989.92	0.98%	$4.86
Class A	1,000.00	987.88	1.27	6.31
Class C	1,000.00	985.55	1.91	9.46
Hypothetical(2)
Class I	1,000.00	1,020.12	0.98	4.93
Class A	1,000.00	1,018.65	1.27	6.41
Class C	1,000.00	1,015.48	1.91	9.60

	Beginning Account Value 12/01/15	Ending Account Value 05/31/16	Annual- ized Expense Ratio	Expenses Paid During Period(1)

International Growth Fund(3)
Actual
Class I	$1,000.00	$1,092.00	0.85%	$2.23
Class A	1,000.00	1,091.00	1.12	2.95
Hypothetical(2)
Class I	1,000.00	1,020.75	0.85	4.29
Class A	1,000.00	1,019.38	1.12	5.67

Large Cap Core Fund
Actual
Class I	$1,000.00	$ 995.21	0.90%	$4.48
Class A	1,000.00	994.01	1.18	5.86
Class C	1,000.00	990.30	1.82	9.05
Hypothetical(2)
Class I	1,000.00	1,020.51	0.90	4.54
Class A	1,000.00	1,019.12	1.18	5.94
Class C	1,000.00	1,015.91	1.82	9.17

(1)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 366.
(2)	Assumes annual return of 5% before expenses.
(3)	Actual expense calculations for International Growth Fund are based on data since commencement of operations (February 29, 2016) and Hypothetical Expense calculations assumes the Fund has been in existence for 183 days, and are based on data since December 1, 2015.

	Beginning Account Value 12/01/15	Ending Account Value 05/31/16	Annualized Expense Ratio	Expenses Paid During Period(1)

Large Cap Growth Fund
Actual
Class I	$1,000.00	$ 966.51	0.90%	$4.42
Class A	1,000.00	965.50	1.19	5.85
Class C	1,000.00	962.39	1.79	8.77
Hypothetical(2)
Class I	1,000.00	1,020.51	0.90	4.54
Class A	1,000.00	1,019.05	1.19	6.01
Class C	1,000.00	1,016.07	1.79	9.01

Large Cap Value Fund
Actual
Class I	$1,000.00	$ 985.17	0.90%	$4.46
Class A	1,000.00	983.74	1.19	5.91
Class C	1,000.00	980.85	1.81	8.95
Hypothetical(2)
Class I	1,000.00	1,020.51	0.90	4.54
Class A	1,000.00	1,019.04	1.19	6.02
Class C	1,000.00	1,015.96	1.81	9.11

Mid Cap Fund
Actual
Class I	$1,000.00	$ 920.23	1.25%	$6.00
Class A	1,000.00	918.89	1.51	7.24
Class C	1,000.00	916.24	2.23	10.68
Hypothetical(2)
Class I	1,000.00	1,018.75	1.25	6.31
Class A	1,000.00	1,017.45	1.51	7.62
Class C	1,000.00	1,013.85	2.23	11.23

Mid Cap Index Fund
Actual
Class I	$1,000.00	$1,029.36	0.25%	$1.26
Class R4	1,000.00	1,029.53	0.40	2.03
Hypothetical(2)
Class I	1,000.00	1,023.76	0.25	1.26
Class R4	1,000.00	1,023.00	0.40	2.02

Multi-Factor Small Cap Core Fund
Actual
Class I	$1,000.00	$ 943.12	0.85%	$4.13
Class A	1,000.00	941.53	1.15	5.56
Hypothetical(2)
Class I	1,000.00	1,020.75	0.85	4.29
Class A	1,000.00	1,019.27	1.15	5.79

	Beginning Account Value 12/01/15	Ending Account Value 05/31/16	Annualized Expense Ratio	Expenses Paid During Period(1)

Multi-Factor Small Cap Growth Fund
Actual
Class I	$1,000.00	$ 935.10	0.85%	$4.12
Class A	1,000.00	933.58	1.14	5.51
Class C	1,000.00	930.69	1.77	8.52
Hypothetical(2)
Class I	1,000.00	1,020.75	0.85	4.30
Class A	1,000.00	1,019.31	1.14	5.75
Class C	1,000.00	1,016.17	1.77	8.90

Multi-Factor Small Cap Value Fund
Actual
Class I	$1,000.00	$ 980.28	0.85%	$4.21
Class A	1,000.00	978.67	1.14	5.63
Class C	1,000.00	976.11	1.77	8.73
Hypothetical(2)
Class I	1,000.00	1,020.75	0.85	4.29
Class A	1,000.00	1,019.31	1.14	5.74
Class C	1,000.00	1,016.17	1.77	8.91

S&P 500 Index Fund
Actual
Class I	$1,000.00	$1,016.92	0.20%	$1.01
Class A	1,000.00	1,016.53	0.44	2.23
Class C	1,000.00	1,012.37	1.15	5.77
Class R4	1,000.00	1,016.22	0.35	1.76
Class R5	1,000.00	1,016.68	0.25	1.26
Hypothetical(2)
Class I	1,000.00	1,024.00	0.20	1.01
Class A	1,000.00	1,022.79	0.44	2.24
Class C	1,000.00	1,019.27	1.15	5.79
Class R4	1,000.00	1,023.25	0.35	1.77
Class R5	1,000.00	1,023.75	0.25	1.26

Small Cap Fund
Actual
Class I	$1,000.00	$ 912.65	0.99%	$4.73
Class A	1,000.00	911.30	1.28	6.12
Class C	1,000.00	908.61	1.94	9.28
Hypothetical(2)
Class I	1,000.00	1,020.05	0.99	5.00
Class A	1,000.00	1,018.60	1.28	6.46
Class C	1,000.00	1,015.28	1.94	9.79

Small Cap Index Fund
Actual
Class I	$1,000.00	$ 974.13	0.25%	$1.23
Class R4	1,000.00	973.28	0.40	1.97
Hypothetical(2)
Class I	1,000.00	1,023.75	0.25	1.26
Class R4	1,000.00	1,023.00	0.40	2.02

(1)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 366.
(2)	Assumes annual return of 5% before expenses.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Balanced Allocation Fund
	Class I							Class A
	2016	2015	2014		2013	2012		2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$13.81	$13.29	$12.02		$10.47	$10.74		$13.85	$13.34	$12.04		$10.51	$10.77

Net Investment Income(1)	0.20	0.18	0.17		0.15	0.17		0.16	0.14	0.14		0.12	0.15
Realized and Unrealized Gain (Loss) on Investments	(0.41)	0.53	1.27		1.56	(0.26)		(0.41)	0.53	1.30		1.54	(0.26)

Total from Investment Operations	(0.21)	0.71	1.44		1.71	(0.09)		(0.25)	0.67	1.44		1.66	(0.11)

Payment by Affiliate(1)	–	–	–		–	–	*(2)	–	–	–		–	–	*(2)

Contributions of Capital by Affiliate(1)	–	–	–	*(3)	–	–		–	–	–	*(3)	–	–

Dividends from Net Investment Income	(0.22)	(0.19)	(0.17)		(0.16)	(0.18)		(0.18)	(0.16)	(0.14)		(0.13)	(0.15)
Distributions from Net Realized Gains	(0.60)	–	–		–	–		(0.60)	–	–		–	–

Total Distributions	(0.82)	(0.19)	(0.17)		(0.16)	(0.18)		(0.78)	(0.16)	(0.14)		(0.13)	(0.15)

Net Asset Value, End of Year	$12.78	$13.81	$13.29		$12.02	$10.47		$12.82	$13.85	$13.34		$12.04	$10.51

Total Return†	(1.43)%	5.43%	12.14%		16.43%	(0.75	)%(2)	(1.69)%	5.08%	12.04%		15.93%	(0.95	)%(2)

Ratios/Supplemental Data
Net Assets End of Year (000)	$48,965	$54,649	$57,001		$50,513	$45,922		$9,559	$10,330	$10,822		$10,513	$10,439
Ratio of Expenses to Average Net Assets	0.97%	1.00%	1.00%		1.00%	1.00%		1.24%	1.28%	1.20	%(4)	1.29%	1.20	%(5)
Ratio of Net Investment Income to Average Net Assets	1.52%	1.35%	1.32%		1.32%	1.64%		1.25%	1.07%	1.13	%(4)	1.04%	1.41	%(5)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.33%	1.15%	1.15%		1.19%	1.12%		1.60%	1.43%	1.43%		1.48%	1.42%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and
Reimbursement, as applicable)	1.16%	1.20%	1.17%		1.13%	1.52%		0.89%	0.92%	0.90%		0.85%	1.19%
Portfolio Turnover Rate	64%	43%	55%		62%	63%		64%	43%	55%		62%	63%

	Balanced Allocation Fund
	Class C							Class T
	2016	2015	2014		2013	2012		2016(6)
Net Asset Value, Beginning of Year	$13.64	$13.16	$11.91		$10.41	$10.67		$13.78

Net Investment Income(1)	0.07	0.05	0.05		0.04	0.06		0.19
Realized and Unrealized Gain (Loss) on Investments	(0.40)	0.53	1.27		1.53	(0.25)		(0.30)

Total from Investment Operations	(0.33)	0.58	1.32		1.57	(0.19)		(0.11)

Payment by Affiliate(1)	–	–	–		–	–	*(2)	–

Contributions of Capital by Affiliate(1)	–	–	–	*(3)	–	–		–

Dividends from Net Investment Income	(0.09)	(0.10)	(0.07)		(0.07)	(0.07)		(0.20)
Distributions from Net Realized Gains	(0.60)	–	–		–	–		(0.60)

Total Distributions	(0.69)	(0.10)	(0.07)		(0.07)	(0.07)		(0.80)
Net Asset Value, End of Year	$12.62	$13.64	$13.16		$11.91	$10.41		$12.87

Total Return†	(2.31)%	4.42%	11.10%		15.18%	(1.73	)%(2)	(0.69)%

Ratios/Supplemental Data
Net Assets End of Year (000)	$614	$688	$794		$839	$798		$ 1
Ratio of Expenses to Average Net Assets	1.91%	1.96%	1.95	%(4)	2.00%	2.00%		0.97%
Ratio of Net Investment Income to Average Net Assets	0.57%	0.39%	0.39	%(4)	0.32%	0.61%		1.50%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.27%	2.11%	2.12%		2.19%	2.13%		1.38%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and
Reimbursement, as applicable)	0.21%	0.24%	0.22%		0.13%	0.48%		1.09%
Portfolio Turnover Rate	64%	43%	55%		62%	63%		64%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.08% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default brokerdealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(5)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(6)

Class T Shares commenced operations on April 28, 2015. Prior to November 18, 2015, net assets of this share class represented seed capital; therefore, no information is presented for the prior fiscal year.

See Notes to Financial Statements.

	International Equity Fund
	Class I							Class A
	2016	2015	2014		2013	2012		2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$20.61	$20.45	$17.12		$12.99	$16.30		$20.45	$20.31	$17.00		$12.90	$16.15

Net Investment Income(1)	0.24	0.30	0.26		0.22	0.18		0.21	0.24	0.23		0.17	0.14
Realized and Unrealized Gain (Loss) on Investments	(1.90)	0.13	3.36		4.04	(3.31)		(1.91)	0.12	3.32		4.02	(3.26)

Total from Investment Operations	(1.66)	0.43	3.62		4.26	(3.13)		(1.70)	0.36	3.55		4.19	(3.12)

Payment by Affiliate(1)	–	–	–		–	–	*(2)	–	–	–		–	–	*(2)

Contributions of Capital by Affiliate(1)	–	–	–	*(3)	–	–	*(4)	–	–	–	*(3)	–	–	*(4)

Dividends from Net Investment Income	(0.37)	(0.27)	(0.29)		(0.13)	(0.18)		(0.33)	(0.22)	(0.24)		(0.09)	(0.13)

Total Distributions	(0.37)	(0.27)	(0.29)		(0.13)	(0.18)		(0.33)	(0.22)	(0.24)		(0.09)	(0.13)

Net Asset Value, End of Year	$18.58	$20.61	$20.45		$17.12	$12.99		$18.42	$20.45	$20.31		$17.00	$12.90

Total Return†	(8.02)%	2.25%	21.26%		32.92%	(19.18	)%(2)(4)	(8.31)%	1.85%	20.96%		32.52%	(19.30	)%(2)(4)

Ratios/Supplemental Data
Net Assets End of Year (000)	$769,692	$631,411	$591,650		$378,076	$301,919		$33,483	$18,963	$13,920		$8,867	$7,757
Ratio of Expenses to Average Net Assets	0.98%	0.98%	1.04%		1.21%	1.23%		1.27%	1.27%	1.23	%(5)	1.51%	1.42	%(6)
Ratio of Net Investment Income to Average Net Assets	1.31%	1.49%	1.33%		1.45%	1.26%		1.15%	1.23%	1.22	%(5)	1.12%	0.97	%(6)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.06%	1.09%	1.18%		1.21%	1.23%		1.35%	1.38%	1.47%		1.51%	1.53%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.23%	1.38%	1.19%		1.45%	1.26%		1.07%	1.12%	0.98%		1.12%	0.86%
Portfolio Turnover Rate	19%	29%	31%		34%	31%		19%	29%	31%		34%	31%
	International Equity Fund
	Class C
	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$19.64	$19.54	$16.40		$12.46	$15.59

Net Investment Income (Loss)(1)	0.06	0.13	0.23		0.05	0.03
Realized and Unrealized Gain (Loss) on Investments	(1.80)	0.10	3.06		3.89	(3.15)

Total from Investment Operations	(1.74)	0.23	3.29		3.94	(3.12)

Payment by Affiliate(1)	–	–	–		–	–	*(2)

Contributions of Capital by Affiliate(1)	–	–	–	*(3)	–	–	*(4)

Dividends from Net Investment Income	(0.24)	(0.13)	(0.15)		–	(0.01)

Total Distributions	(0.24)	(0.13)	(0.15)		–	(0.01)

Net Asset Value, End of Year	$17.66	$19.64	$19.54		$16.40	$12.46

Total Return†	(8.87)%	1.32%	20.17%		31.62%	(19.98	)%(2)(4)

Ratios/Supplemental Data
Net Assets End of Year (000)	$3,126	$2,566	$1,662		$350	$313
Ratio of Expenses to Average Net Assets	1.90%	1.88%	1.89	%(5)	2.21%	2.23%
Ratio of Net Investment Income to Average Net Assets	0.35%	0.66%	1.21	%(5)	0.38%	0.19%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.98%	1.99%	2.10%		2.21%	2.23%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.27%	0.55%	1.00%		0.38%	0.19%
Portfolio Turnover Rate	19%	29%	31%		34%	31%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(4)

During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.

(5)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.09% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default brokerdealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(6)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See	Notes to Financial Statements.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	International Growth Fund(1)
	Class I	Class A
	2016	2016
Net Asset Value, Beginning of Year	$10.00	$10.00

Net Investment Income(2)	0.06	0.06
Realized and Unrealized Gain (Loss) on Investments	0.86	0.85

Total from Investment Operations	0.92	0.91

Net Asset Value, End of Year	$10.92	$10.91

Total Return†	9.20%	9.10%

Ratios/Supplemental Data
Net Assets End of Year (000)	$3,273	$ 22
Ratio of Expenses to Average Net Assets	0.85%	1.12%
Ratio of Net Investment Income to Average Net Assets	2.41%	2.14%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	6.48%	6.75%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(3.22)%	(3.49)%
Portfolio Turnover Rate	8%	8%

†	Total return excludes sales charge.

(1)	International Growth Fund commenced operations on February 29, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)	Per share data calculated using average shares outstanding method.

See	Notes to Financial Statements.

	Large Cap Core Fund
	Class I						Class A
	2016	2015	2014		2013	2012	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$17.52	$15.11	$12.82		$10.79	$10.96	$17.15	$14.81	$12.56		$10.57	$10.73

Net Investment Income (Loss)(1)	0.21	0.14	0.12		0.15	0.12	0.16	0.09	0.10		0.11	0.10
Realized and Unrealized Gain (Loss) on Investments	(0.34)	2.41	2.30		2.02	(0.17)	(0.32)	2.36	2.24		1.99	(0.17)

Total from Investment Operations	(0.13)	2.55	2.42		2.17	(0.05)	(0.16)	2.45	2.34		2.10	(0.07)

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–	–	–	–	*(2)	–	–

Dividends from Net Investment Income	(0.19)	(0.14)	(0.13)		(0.14)	(0.12)	(0.16)	(0.11)	(0.09)		(0.11)	(0.09)

Total Distributions	(0.19)	(0.14)	(0.13)		(0.14)	(0.12)	(0.16)	(0.11)	(0.09)		(0.11)	(0.09)

Net Asset Value, End of Year	$17.20	$17.52	$15.11		$12.82	$10.79	$16.83	$17.15	$14.81		$12.56	$10.57

Total Return†	(0.74)%	16.96%	19.00%		20.21%	(0.46)%	(0.95)%	16.61%	18.74%		19.92%	(0.67)%

Ratios/Supplemental Data
Net Assets End of Year (000)	$24,315	$23,527	$21,865		$26,530	$17,840	$3,674	$2,860	$2,784		$2,705	$2,596
Ratio of Expenses to Average Net Assets	0.91%	0.94%	0.94%		0.94%	0.94%	1.18%	1.21%	1.11	%(3)	1.22%	1.13	%(4)
Ratio of Net Investment Income to Average Net Assets	1.26%	0.84%	0.89%		1.25%	1.13%	0.94%	0.57%	0.71	%(3)	0.95%	0.92	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.29%	1.25%	1.16%		1.18%	1.26%	1.56%	1.52%	1.43%		1.46%	1.55%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.88%	0.53%	0.67%		1.01%	0.81%	0.56%	0.26%	0.39%		0.71%	0.50%
Portfolio Turnover Rate	57%	61%	69%		80%	60%	57%	61%	69%		80%	60%

	Large Cap Core Fund
	Class C
	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$15.89	$13.76	$11.68		$9.84	$10.01

Net Investment Income (Loss)(1)	0.05	(0.02)	–		0.02	0.01
Realized and Unrealized Gain (Loss) on Investments	(0.32)	2.20	2.09		1.85	(0.16)

Total from Investment Operations	(0.27)	2.18	2.09		1.87	(0.15)

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–

Dividends from Net Investment Income	(0.09)	(0.05)	(0.01)		(0.03)	(0.02)

Total Distributions	(0.09)	(0.05)	(0.01)		(0.03)	(0.02)

Net Asset Value, End of Year	$15.53	$15.89	$13.76		$11.68	$9.84

Total Return†	(1.68)%	15.83%	17.92%		19.00%	(1.49)%

Ratios/Supplemental Data
Net Assets End of Year (000)	$261	$260	$155		$124	$128
Ratio of Expenses to Average Net Assets	1.84%	1.92%	1.85	%(3)	1.94%	1.94%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.33%	(0.14)%	(0.02	)%(3)	0.22%	0.12%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.22%	2.22%	2.13%		2.18%	2.27%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.05)%	(0.44)%	(0.30)%		(0.02)%	(0.21)%
Portfolio Turnover Rate	57%	61%	69%		80%	60%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.10% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default brokerdealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Large Cap Growth Fund
	Class I						Class A
	2016	2015	2014		2013	2012	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$29.47	$25.03	$20.42		$17.31	$17.24	$28.92	$24.58	$20.02		$16.96	$16.88

Net Investment Income (Loss)(1)	0.23	0.13	0.12		0.14	0.11	0.16	0.05	0.09		0.09	0.07
Realized and Unrealized Gain (Loss) on Investments	(1.08)	4.42	4.63		3.12	0.05	(1.07)	4.33	4.54		3.07	0.05

Total from Investment Operations	(0.85)	4.55	4.75		3.26	0.16	(0.91)	4.38	4.63		3.16	0.12

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–	–	–	–	*(2)	–	–

Dividends from Net Investment Income	(0.19)	(0.11)	(0.14)		(0.15)	(0.09)	(0.12)	(0.04)	(0.07)		(0.10)	(0.04)

Total Distributions	(0.19)	(0.11)	(0.14)		(0.15)	(0.09)	(0.12)	(0.04)	(0.07)		(0.10)	(0.04)

Net Asset Value, End of Year	$28.43	$29.47	$25.03		$20.42	$17.31	$27.89	$28.92	$24.58		$20.02	$16.96

Total Return†	(2.89)%	18.20%	23.31%		18.96%	0.98%	(3.15)%	17.84%	23.16%		18.68%	0.71%

Ratios/Supplemental Data
Net Assets End of Year (000)	$69,130	$82,360	$53,738		$56,042	$56,731	$27,037	$15,403	$12,973		$12,045	$12,159
Ratio of Expenses to Average Net Assets	0.93%	0.98%	0.98%		0.98%	0.98%	1.21%	1.26%	1.08	%(3)	1.28%	1.17	%(4)
Ratio of Net Investment Income to Average Net Assets	0.81%	0.46%	0.53%		0.77%	0.63%	0.59%	0.17%	0.43	%(3)	0.47%	0.43	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.09%	1.04%	1.11%		1.12%	1.09%	1.39%	1.33%	1.39%		1.42%	1.39%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.65%	0.40%	0.40%		0.63%	0.52%	0.41%	0.10%	0.12%		0.33%	0.21%
Portfolio Turnover Rate	81%	63%	70%		75%	61%	81%	63%	70%		75%	61%

	Large Cap Growth Fund
	Class C
	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$26.31	$22.44	$18.31		$15.54	$15.55

Net Investment Income (Loss)(1)	(0.01)	(0.10)	(0.01)		(0.04)	(0.06)
Realized and Unrealized Gain (Loss) on Investments	(0.97)	3.97	4.14		2.81	0.05

Total from Investment Operations	(0.98)	3.87	4.13		2.77	(0.01)

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–

Total Distributions	–	–	–		–	–

Net Asset Value, End of Year	$25.33	$26.31	$22.44		$18.31	$15.54

Total Return†	(3.69)%	17.20%	22.56%		17.83%	(0.06)%

Ratios/Supplemental Data
Net Assets End of Year (000)	$950	$1,311	$283		$259	$216
Ratio of Expenses to Average Net Assets	1.76%	1.85%	1.55	%(3)	1.98%	1.98%
Ratio of Net Investment Loss to Average Net Assets	(0.04)%	(0.40)%	(0.04	)%(3)	(0.23)%	(0.38)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.92%	1.88%	1.89%		2.12%	2.08%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.20)%	(0.43)%	(0.38)%		(0.37)%	(0.48)%
Portfolio Turnover Rate	81%	63%	70%		75%	61%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.18% and 0.22% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

	Large Cap Value Fund
	Class I						Class A
	2016	2015	2014		2013	2012	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$21.96	$20.29	$16.93		$13.60	$14.22	$21.92	$20.26	$16.88		$13.56	$14.16

Net Investment Income(1)	0.36	0.21	0.19		0.21	0.21	0.30	0.15	0.16		0.17	0.18
Realized and Unrealized Gain (Loss) on Investments	(0.54)	1.68	3.37		3.34	(0.62)	(0.54)	1.67	3.36		3.32	(0.62)

Total from Investment Operations	(0.18)	1.89	3.56		3.55	(0.41)	(0.24)	1.82	3.52		3.49	(0.44)

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–	–	–	–	*(2)	–	–

Dividends from Net Investment Income	(0.34)	(0.22)	(0.20)		(0.22)	(0.21)	(0.30)	(0.16)	(0.14)		(0.17)	(0.16)

Total Distributions	(0.34)	(0.22)	(0.20)		(0.22)	(0.21)	(0.30)	(0.16)	(0.14)		(0.17)	(0.16)

Net Asset Value, End of Year	$21.44	$21.96	$20.29		$16.93	$13.60	$21.38	$21.92	$20.26		$16.88	$13.56

Total Return†	(0.80)%	9.36%	21.15%		26.31%	(2.86)%	(1.10)%	9.02%	20.97%		25.94%	(3.03)%

Ratios/Supplemental Data
Net Assets End of Year (000)	$77,554	$90,375	$100,626		$91,849	$102,960	$35,716	$24,613	$24,746		$23,691	$22,020
Ratio of Expenses to Average Net Assets	0.93%	0.98%	0.99%		1.03%	0.99%	1.21%	1.27%	1.14	%(3)	1.33%	1.18	%(4)
Ratio of Net Investment Income to Average Net Assets	1.71%	1.00%	1.03%		1.40%	1.53%	1.40%	0.73%	0.88	%(3)	1.10%	1.35	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.03%	1.00%	1.02%		1.03%	0.99%	1.31%	1.30%	1.30%		1.33%	1.29%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.61%	0.98%	1.00%		1.40%	1.53%	1.30%	0.70%	0.72%		1.10%	1.24%
Portfolio Turnover Rate	77%	64%	57%		100%	23%	77%	64%	57%		100%	23%

	Large Cap Value Fund
	Class C
	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$21.56	$19.93	$16.61		$13.34	$13.95

Net Investment Income(1)	0.18	0.03	0.06		0.06	0.07
Realized and Unrealized Gain (Loss) on Investments	(0.53)	1.66	3.29		3.28	(0.61)

Total from Investment Operations	(0.35)	1.69	3.35		3.34	(0.54)

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–

Dividends from Net Investment Income	(0.21)	(0.06)	(0.03)		(0.07)	(0.07)

Total Distributions	(0.21)	(0.06)	(0.03)		(0.07)	(0.07)

Net Asset Value, End of Year	$21.00	$21.56	$19.93		16.61	13.34

Total Return†	(1.64)%	8.52%	20.21%		25.13%	(3.85)%

Ratios/Supplemental Data
Net Assets End of Year (000)	$186	$212	$173		$149	$126
Ratio of Expenses to Average Net Assets	1.78%	1.84%	1.71	%(3)	2.03%	1.99%
Ratio of Net Investment Income to Average Net Assets	0.85%	0.15%	0.30	%(3)	0.40%	0.54%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.88%	1.87%	1.86%		2.03%	1.99%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.75%	0.12%	0.15%		0.40%	0.54%
Portfolio Turnover Rate	77%	64%	57%		100%	23%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.14% and 0.12% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Mid Cap Fund
	Class I						Class A
	2016	2015	2014		2013	2012	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$19.28	$17.55	$15.27		$12.10	$13.35	$19.11	$17.44	$15.19		$12.03	$13.19

Net Investment Income (Loss)(1)	(0.06)	– *	–		0.08	0.08	(0.11)	(0.05)	(0.02)		0.06	0.07
Realized and Unrealized Gain (Loss) on Investments	(1.80)	1.73	2.26		3.32	(1.23)	(1.78)	1.72	2.25		3.29	(1.21)

Total from Investment Operations	(1.86)	1.73	2.26		3.40	(1.15)	(1.89)	1.67	2.23		3.35	(1.14)

Contributions of Capital by Affiliate(1)	–	–	0.02	(2)	–	–	–	–	0.02	(2)	–	–

Dividends from Net Investment Income	–	–	–		(0.23)	(0.10)	–	–	–		(0.19)	(0.02)

Total Distributions	–	–	–		(0.23)	(0.10)	–	–	–		(0.19)	(0.02)

Net Asset Value, End of Year	$17.42	$19.28	$17.55		$15.27	$12.10	$17.22	$19.11	$17.44		$15.19	$12.03

Total Return†	(9.65)%	9.86%	14.93%		28.51%	(8.61)%	(9.89)%	9.58%	14.81%		28.14%	(8.63)%

Ratios/Supplemental Data
Net Assets End of Year (000)	$1,718	$2,050	$2,067		$3,952	$29,129	$6,815	$8,806	$9,503		$10,290	$11,561
Ratio of Expenses to Average Net Assets	1.25%	1.25%	1.25%		1.22%	1.06%	1.52%	1.53%	1.37	%(3)	1.54%	1.14	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.36)%	(0.02)%	(0.01)%		0.61%	0.67%	(0.63)%	(0.30)%	(0.12	)%(3)	0.49%	0.58	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.24%	1.85%	1.74%		1.31%	1.06%	2.51%	2.13%	2.02%		1.79%	1.36%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.35)%	(0.62)%	(0.51)%		0.52%	0.67%	(1.62)%	(0.90)%	(0.77)%		0.24%	0.36%
Portfolio Turnover Rate	13%	16%	25%		86%	23%	13%	16%	25%		86%	23%

	Mid Cap Fund
	Class C
	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$18.21	$16.73	$14.69		$11.61	$12.83

Net Investment Income (Loss)(1)	(0.22)	(0.16)	(0.15)		(0.03)	(0.04)
Realized and Unrealized Gain (Loss) on Investments	(1.69)	1.64	2.17		3.18	(1.18)

Total from Investment Operations	(1.91)	1.48	2.02		3.15	(1.22)

Contributions of Capital by Affiliate(1)	–	–	0.02	(2)	–	–

Dividends from Net Investment Income	–	–	–		(0.07)	–

Total Distributions	–	–	–		(0.07)	–

Net Asset Value, End of Year	$16.30	$18.21	$16.73		$14.69	$11.61

Total Return†	(10.49)%	8.85%	13.89%		27.27%	(9.51)%

Ratios/Supplemental Data
Net Assets End of Year (000)	$663	$920	$1,010		$1,011	$1,509
Ratio of Expenses to Average Net Assets	2.22%	2.16%	2.17	%(3)	2.25%	2.06%
Ratio of Net Investment Loss to Average Net Assets	(1.34)%	(0.92)%	(0.91	)%(3)	(0.20)%	(0.34)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	3.21%	2.83%	2.72%		2.49%	2.06%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(2.33)%	(1.59)%	(1.46)%		(0.44)%	(0.34)%
Portfolio Turnover Rate	13%	16%	25%		86%	23%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, 0.13%, 0.13% and 0.14% of Class I, Class A, and Class C total returns, respectively, were attributable to a voluntary payment made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. Excluding this item, the total returns would have been 14.80%, 14.68%, and 13.75% for Class I, Class A, and Class C, respectively.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.15% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.22% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

	Mid Cap Index Fund
	Class I			Class R4
	2016	2015	2014(1)	2016	2015(2)
Net Asset Value, Beginning of Year	$11.14	$10.39	$10.00	$11.14	$10.39

Net Investment Income (Loss)(3)	0.14	0.13	0.05	0.12	0.15
Realized and Unrealized Gain (Loss) on Investments	(0.26)	0.99	0.34	(0.24)	0.96

Total from Investment Operations	(0.12)	1.12	0.39	(0.12)	1.11

Dividends from Net Investment Income	(0.13)	(0.14)	–	(0.12)	(0.14)
Distributions from Net Realized Gains	(0.18)	(0.23)	–	(0.18)	(0.22)

Total Distributions	(0.31)	(0.37)	–	(0.30)	(0.36)

Net Asset Value, End of Year	$10.71	$11.14	$10.39	$10.72	$11.14

Total Return	(0.85)%	11.00%	3.90%	(0.84)%	11.00%

Ratios/Supplemental Data
Net Assets End of Year (000)	$3,149	$4,747	$3,118	$2,167	$145
Ratio of Expenses to Average Net Assets	0.25%	0.25%	0.25%	0.40%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.18%	1.23%	1.21%	1.32%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.71%	2.67%	2.98%	3.03%	3.18%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.07)%	(1.24)%	(1.50)%	(1.42)%	(1.60)%
Portfolio Turnover Rate	88%	119%	16%	88%	119%

(1)	Class I Shares commenced operations on December 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)

Class R4 Shares commenced operations on December 30, 2013. Prior to April 25, 2015, net assets of this share class represented seed capital; therefore, no 2014 information is presented. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Multi-Factor Small Cap Core Fund
	Class I					Class A
	2016	2015	2014	2013	2012	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$21.20	$18.38	$15.39	$10.90	$11.62	$21.06	$18.29	$15.33		$10.87	$11.59

Net Investment Income (Loss)(1)	0.11	$0.06	$(0.01)	0.19	0.05	0.05	– *	(0.06)		0.22	0.02
Realized and Unrealized Gain (Loss) on Investments	(0.79)	2.80	3.08	4.41	(0.75)	(0.78)	2.79	3.06		4.34	(0.74)

Total from Investment Operations	(0.68)	2.86	3.07	4.60	(0.70)	(0.73)	2.79	3.00		4.56	(0.72)

Dividends from Net Investment Income	(0.04)	(0.04)	(0.08)	(0.11)	(0.02)	–	(0.02)	(0.04)		(0.10)	–
Distributions from Net Realized Gains	(0.02)	–	–	–	–	(0.02)	–	–		–	–

Total Distributions	(0.06)	(0.04)	(0.08)	(0.11)	(0.02)	(0.02)	(0.02)	(0.04)		(0.10)	–

Net Asset Value, End of Year	$20.46	21.20	18.38	$15.39	$10.90	$20.31	$21.06	$18.29		$15.33	$10.87

Total Return†	(3.20)%	15.59%	19.93%	42.43%	(6.00)%	(3.48)%	15.25%	19.57%		42.11%	(6.21)%

Ratios/Supplemental Data
Net Assets End of Year (000)	$112,055	$60,168	$32,973	$20,430	$15,298	$71,831	$56,528	$6,098		$2,662	$285
Ratio of Expenses to Average Net Assets	0.85%	0.93%	0.95%	0.95%	0.95%	1.12%	1.20%	1.23	%(2)	1.23%	1.16	%(3)
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.56%	0.32%	(0.05)%	1.49%	0.42%	0.27%	0.00%	(0.33	)%(2)	1.65%	0.21	%(3)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.19%	1.22%	1.36%	1.47%	1.42%	1.46%	1.48%	1.65%		1.83%	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.22%	0.03%	(0.46)%	0.97%	(0.05)%	(0.07)%	(0.28)%	(0.75)%		1.05%	(0.33)%
Portfolio Turnover Rate	77%	92%	102%	76%	77%	77%	92%	102%		76%	77%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment had no impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders.

(3)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

	Multi-Factor Small Cap Growth Fund
	Class I						Class A
	2016	2015	2014		2013	2012	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$20.91	$18.41	$15.67		$11.79	$12.73	$20.58	$18.17	$15.46		$11.63	$12.59

Net Investment Income (Loss)(1)	0.01	(0.04)	(0.02)		0.08	0.03	(0.05)	(0.09)	(0.06)		0.04	–	*
Realized and Unrealized Gain (Loss) on Investments	(0.75)	3.25	2.81		3.88	(0.97)	(0.74)	3.21	2.77		3.83	(0.96)

Total from Investment Operations	(0.74)	3.21	2.79		3.96	(0.94)	(0.79)	3.12	2.71		3.87	(0.96)

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–	–	–	–	*(2)	–	–

Dividends from Net Investment Income	(0.03)	–	(0.05)		(0.08)	–	–	– *	–		(0.04)	–
Distributions from Net Realized Gains	(0.50)	(0.71)	–		–	–	(0.50)	(0.71)	–		–	–

Total Distributions	(0.53)	(0.71)	(0.05)		(0.08)	–	(0.50)	(0.71)	–		(0.04)	–

Net Asset Value, End of Year	$19.64	$20.91	$18.41		$15.67	$11.79	$19.29	$20.58	$18.17		$15.46	$11.63

Total Return†	(3.63)%	17.83%	17.79%		33.76%	(7.38)%	(3.87)%	17.51%	17.54%		33.39%	(7.63)%

Ratios/Supplemental Data
Net Assets End of Year (000)	$49,112	$17,115	$11,841		$8,891	$9,674	$37,139	$23,806	$20,193		$19,605	$16,875
Ratio of Expenses to Average Net Assets	0.85%	0.93%	0.95%		0.95%	0.95%	1.12%	1.20%	1.12	%(3)	1.23%	1.17	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.06%	(0.20)%	(0.14)%		0.58%	0.26%	(0.24)%	(0.47)%	(0.32	)%(3)	0.31%	0.03	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.45%	1.56%	1.76%		1.89%	1.81%	1.72%	1.85%	2.02%		2.17%	2.09%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.54)%	(0.83)%	(0.95)%		(0.36)%	(0.60)%	(0.84)%	(1.12)%	(1.22)%		(0.63)%	(0.89)%
Portfolio Turnover Rate	66%	82%	85%		60%	108%	66%	82%	85%		60%	108%

	Multi-Factor Small Cap Growth Fund
	Class C
	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$20.22	$17.98	$15.41		$11.64	$12.69

Net Investment Income (Loss)(1)	(0.16)	(0.22)	(0.18)		(0.05)	(0.09)
Realized and Unrealized Gain (Loss) on Investments	(0.74)	3.17	2.75		3.82	(0.96)

Total from Investment Operations	(0.90)	2.95	2.57		3.77	(1.05)

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–

Dividends from Net Investment Income	–	–	–		–	–
Distributions from Net Realized Gains	(0.50)	(0.71)	–		–	–

Total Distributions	(0.50)	(0.71)	–		–	–

Net Asset Value, End of Year	$18.82	$20.22	$17.98		$15.41	$11.64

Total Return†	(4.49)%	16.74%	16.68%		32.39%	(8.27)%

Ratios/Supplemental Data
Net Assets End of Year (000)	$7,595	$1,318	$258		$159	$122
Ratio of Expenses to Average Net Assets	1.77%	1.87%	1.86	%(3)	1.95%	1.95%
Ratio of Net Investment Loss to Average Net Assets	(0.84)%	(1.16)%	(1.05	)%(3)	(0.41)%	(0.74)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.37%	2.42%	2.70%		2.89%	2.81%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.44)%	(1.71)%	(1.89)%		(1.35)%	(1.60)%
Portfolio Turnover Rate	66%	82%	85%		60%	108%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.09% and 0.03% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Multi-Factor Small Cap Value Fund
	Class I						Class A
	2016	2015	2014		2013	2012	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$21.47	$19.08	$16.09		$12.38	$13.89	$19.81	$17.62	$14.84		$11.45	$12.83

Net Investment Income (Loss)(1)	0.49	0.42	0.22		0.49	0.16	0.40	0.34	0.18		0.44	0.13
Realized and Unrealized Gain (Loss) on Investments	(1.68)	2.16	3.04		3.57	(1.54)	(1.56)	1.99	2.82		3.26	(1.42)

Total from Investment Operations	(1.19)	2.58	3.26		4.06	(1.38)	(1.16)	2.33	3.00		3.70	(1.29)

Contributions of Capital by Affiliate(1)	–	–	0.01	(2)	–	–	–	–	0.01	(2)	–	–

Dividends from Net Investment Income	(0.39)	(0.19)	(0.28)		(0.35)	(0.13)	(0.33)	(0.14)	(0.23)		(0.31)	(0.09)

Total Distributions	(0.39)	(0.19)	(0.28)		(0.35)	(0.13)	(0.33)	(0.14)	(0.23)		(0.31)	(0.09)

Net Asset Value, End of Year	$19.89	$21.47	$19.08		$16.09	$12.38	$18.32	$19.81	$17.62		$14.84	$11.45

Total Return†	(5.49)%	13.57%	20.36%		33.33%	(9.96)%	(5.79)%	13.26%	20.34%		32.82%	(10.08)%

Ratios/Supplemental Data
Net Assets End of Year (000)	$13,442	$16,038	$9,639		$8,321	$9,623	$11,351	$13,454	$13,673		$13,459	$12,704
Ratio of Expenses to Average Net Assets	0.85%	1.02%	1.25%		1.25%	1.25%	1.12%	1.30%	1.32	%(3)	1.54%	1.43	%(4)
Ratio of Net Investment Income to Average Net Assets	2.49%	2.04%	1.18%		3.54%	1.24%	2.21%	1.80%	1.09	%(3)	3.42%	1.08	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.63%	1.55%	1.68%		1.77%	1.62%	1.90%	1.84%	1.95%		2.06%	1.92%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.71%	1.51%	0.75%		3.02%	0.87%	1.43%	1.26%	0.46%		2.90%	0.59%
Portfolio Turnover Rate	105%	94%	109%		108%	91%	105%	94%	109%		108%	91%

	Multi-Factor Small Cap Value Fund
	Class C
	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$17.72	$15.76	$13.31		$10.29	$11.55

Net Investment Income (Loss)(1)	0.25	0.19	0.06		0.32	0.03
Realized and Unrealized Gain (Loss) on Investments	(1.38)	1.80	2.52		2.92	(1.29)

Total from Investment Operations	(1.13)	1.99	2.58		3.24	(1.26)

Contributions of Capital by Affiliate(1)	–	–	0.01	(2)	–	–

Dividends from Net Investment Income	(0.24)	(0.03)	(0.14)		(0.22)	– *

Total Distributions	(0.24)	(0.03)	(0.14)		(0.22)	– *

Net Asset Value, End of Year	$16.35	$17.72	$15.76		$13.31	$10.29

Total Return†	(6.30)%	12.67%	19.51%		31.91%	(10.88)%

Ratios/Supplemental Data
Net Assets End of Year (000)	$1,550	$1,511	$1,495		$1,152	$1,004
Ratio of Expenses to Average Net Assets	1.75%	1.94%	1.99	%(3)	2.25%	2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.57%	1.11%	0.42	%(3)	2.79%	0.27%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.53%	2.47%	2.57%		2.77%	2.63%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.79%	0.58%	(0.16)%		2.27%	(0.11)%
Portfolio Turnover Rate	105%	94%	109%		108%	91%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, 0.06%, 0.07% and 0.08% of Class I, Class A, and Class C total returns, respectively, were attributable to a voluntary payment made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. Excluding this item, the total returns would have been 20.30%, 20.27%, and 19.43% for Class I, Class A, and Class C, respectively.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.20% and 0.15% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

	S&P 500 Index Fund
	Class I								Class A
	2016	2015		2014	2013		2012		2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$16.68	$15.37		$13.01	$10.46		$10.71		$16.61	$15.31	$12.95		$10.41	$10.67

Net Investment Income(1)	0.32	0.29		0.25	0.22		0.19		0.28	0.25	0.22		0.19	0.16
Realized and Unrealized Gain (Loss) on Investments	(0.17)	1.46		2.36	2.55		(0.26)		(0.16)	1.45	2.35		2.54	(0.26)

Total from Investment Operations	0.15	1.75		2.61	2.77		(0.07)		0.12	1.70	2.57		2.73	(0.10)

Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	*(3)	–		–	–	–	*(2)	–	–	*(3)

Dividends from Net Investment Income	(0.31)	(0.29)		(0.25)	(0.22)		(0.18)		(0.27)	(0.25)	(0.21)		(0.19)	(0.16)
Distributions from Net Realized Gains	(0.22)	(0.15)		–	–		–		(0.22)	(0.15)	–		–	–

Total Distributions	(0.53)	(0.44)		(0.25)	(0.22)		(0.18)		(0.49)	(0.40)	(0.21)		(0.19)	(0.16)

Net Asset Value, End of Year	$16.30	$16.68		$15.37	$13.01		$10.46		$16.24	$16.61	$15.31		$12.95	$10.41

Total Return†	1.08%	11.52%		20.23%	26.78%		(0.55	)%(3)	0.91%	11.24%	20.01	%26.50%		(0.91	)%(3)

Ratios/Supplemental Data
Net Assets End of Year (000)	$138,427	$171,990		$137,732	$97,902		$88,355		$20,003	$20,721	$19,093		$23,632	$20,712
Ratio of Expenses to Average Net Assets	0.20%	0.20%		0.27%	0.36%		0.35%		0.44%	0.45%	0.49	%(4)	0.62%	0.61%
Ratio of Net Investment Income to Average Net Assets	2.01%	1.82%		1.80%	1.90%		1.82%		1.77%	1.57%	1.57	%(4)	1.65%	1.56%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.32%	0.32%		0.34%	0.36%		0.35%		0.56%	0.56%	0.58%		0.62%	0.61%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.89%	1.70%		1.73%	1.90%		1.82%		1.65%	1.46%	1.47%		1.65%	1.56%
Portfolio Turnover Rate	7%	8%		18%	12%		9%		7%	8%	18%		12%	9%

	S&P 500 Index Fund
	Class C							Class R4		Class R5
	2016	2015	2014		2013	2012		2016	2015(5)	2016	2015	2014(5)
Net Asset Value, Beginning of Year	$16.47	$15.17	$12.86		$10.34	$10.60		$16.68	$15.36	$16.68	$15.37	$14.65

Net Investment Income(1)	0.17	0.14	0.11		0.11	0.08		0.30	0.28	0.32	0.11	0.13
Realized and Unrealized Gain (Loss) on Investments	(0.17)	1.44	2.32		2.53	(0.26)		(0.17)	1.47	(0.17)	1.64	0.66

Total from Investment Operations	–	1.58	2.43		2.64	(0.18)		0.13	1.75	0.15	1.75	0.79

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–	*(3)	–	–	–	–	–

Dividends from Net Investment Income	(0.19)	(0.13)	(0.12)		(0.12)	(0.08)		(0.29)	(0.28)	(0.31)	(0.29)	(0.07)
Distributions from Net Realized Gains	(0.22)	(0.15)	–		–	–		(0.22)	(0.15)	(0.22)	(0.15)	–

Total Distributions	(0.41)	(0.28)	(0.12)		(0.12)	(0.08)		(0.51)	(0.43)	(0.53)	(0.44)	(0.07)

Net Asset Value, End of Year	$16.06	$16.47	$15.17		$12.86	$10.34		$16.30	$16.68	$16.30	$16.68	$15.37

Total Return†	0.14%	10.46%	19.01%		25.66%	(1.66	)%(3)	0.94%	11.52%	1.04%	11.51%	5.38%

Ratios/Supplemental Data
Net Assets End of Year (000)	$7,023	$8,416	$11,089		$6,496	$1,705		$4,944	$3,889	$560	$187	$6
Ratio of Expenses to Average Net Assets	1.14%	1.16%	1.26	%(4)	1.36%	1.35%		0.35%	0.36%	0.25%	0.25%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.07%	0.86%	0.81	%(4)	0.90%	0.82%		1.88%	1.69%	2.00%	1.79%	2.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.26%	1.27%	1.33%		1.36%	1.35%		0.47%	0.47%	0.37%	0.35%	0.38%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.95%	0.75%	0.73%		0.90%	0.82%		1.76%	1.58%	1.88%	1.69%	1.87%
Portfolio Turnover Rate	7%	8%	18%		12%	9%		7%	8%	7%	8%	18%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.03% and 0.01% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(5)

Class R4 and Class R5 commenced operations on December 30, 2013. Prior to September 3, 2014, net assets of the Class R4 Shares represented initial seed capital; therefore, no 2014 information is presented. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Small Cap Fund
	Class I							Class A
	2016	2015	2014		2013	2012		2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$22.53	$20.21	$17.91		$12.99	$12.85		$21.90	$19.69	$17.51		$12.74	$12.62

Net Investment Income (Loss)(1)	(0.03)	0.07	(0.01)		(0.06)	(0.06)		(0.10)	– *	(0.06)		(0.10)	(0.09)
Realized and Unrealized Gain (Loss) on Investments	(1.17)	2.68	2.59		4.98	0.19		(1.13)	2.63	2.52		4.87	0.20

Total from Investment Operations	(1.20)	2.75	2.58		4.92	0.13		(1.23)	2.63	2.46		4.77	0.11

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	0.01	(3)	–	–	–	*(2)	–	0.01	(3)

Dividends from Net Investment Income	(0.03)	(0.01)	–		–	–		–	–	–		–	–
Distributions from Net Realized Gains	(0.23)	(0.42)	(0.28)		–	–		(0.23)	(0.42)	(0.28)		–	–

Total Distributions	(0.26)	(0.43)	(0.28)		–	–		(0.23)	(0.42)	(0.28)		–	–

Net Asset Value, End of Year	$21.07	$22.53	$20.21		$17.91	$12.99		$20.44	$21.90	$19.69		$17.51	$12.74

Total Return†	(5.34)%	13.78%	14.39%		37.88%	1.09	%(3)	(5.62)%	13.50%	14.03%		37.44%	0.95	%(3)

Ratios/Supplemental Data
Net Assets End of Year (000)	$1,045,985	$565,795	$375,901		$207,230	$151,860		$65,491	$68,302	$61,134		$23,371	$2,210
Ratio of Expenses to Average Net Assets	0.99%	0.99%	0.99%		1.19%	1.24%		1.28%	1.29%	1.29	%(4)	1.46%	1.45	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.16)%	0.32%	(0.06)%		(0.39)%	(0.51)%		(0.48)%	(0.02)%	(0.30	)%(4)	(0.68)%	(0.74	)%(5)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.10%	1.15%	1.28%		1.28%	1.24%		1.39%	1.45%	1.58%		1.61%	1.54%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.27)%	0.16%	(0.35)%		(0.48)%	(0.51)%		(0.59)%	(0.18)%	(0.59)%		(0.83)%	(0.83)%
Portfolio Turnover Rate	15%	23%	24%		27%	32%		15%	23%	24%		27%	32%

	Small Cap Fund
	Class C
	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$20.17	$18.29	$16.40		$12.02	$12.00

Net Investment Income (Loss)(1)	(0.21)	(0.13)	(0.19)		(0.20)	(0.18)
Realized and Unrealized Gain (Loss) on Investments	(1.04)	2.43	2.36		4.58	0.19

Total from Investment Operations	(1.25)	2.30	2.17		4.38	0.01

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	0.01	(3)

Distributions from Net Realized Gains	(0.23)	(0.42)	(0.28)		–	–

Total Distributions	(0.23)	(0.42)	(0.28)		–	–

Net Asset Value, End of Year	$18.69	$20.17	$18.29		$16.40	$12.02

Total Return†	(6.21)%	12.72%	13.21%		36.44%	0.17	%(3)

Ratios/Supplemental Data
Net Assets End of Year (000)	$28,220	$21,015	$17,802		$5,576	$726
Ratio of Expenses to Average Net Assets	1.95%	1.95%	1.99	%(4)	2.14%	2.25%
Ratio of Net Investment Loss to Average Net Assets	(1.12)%	(0.66)%	(1.02	)%(4)	(1.37)%	(1.54)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.06%	2.11%	2.28%		2.31%	2.25%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.23)%	(0.82)%	(1.31)%		(1.54)%	(1.54)%
Portfolio Turnover Rate	15%	23%	24%		27%	32%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. Excluding this item, the total returns would have been 1.01%, 0.87%, and 0.08% for Class I, Class A, and Class C, respectively.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment had no impact to Class A ratios and Class C ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders.

(5)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

	Small Cap Index Fund
	Class I			Class R4
	2016	2015	2014(1)	2016	2015(2)
Net Asset Value, Beginning of Year	$10.66	$9.83	$10.00	$10.66	$9.83

Net Investment Income (Loss)(3)	0.12	0.11	0.04	0.10	0.08
Realized and Unrealized Gain (Loss) on Investments	(0.66)	1.04	(0.21)	(0.65)	0.75

Total from Investment Operations	(0.54)	1.15	(0.17)	(0.55)	0.83

Dividends from Net Investment Income	(0.10)	(0.12)	–	(0.09)	–
Distributions from Net Realized Gains	(0.12)	(0.20)	–	(0.12)	–

Total Distributions	(0.22)	(0.32)	–	(0.21)	–

Net Asset Value, End of Year	$9.90	$10.66	$9.83	$9.90	$10.66

Total Return	(4.96)%	11.82%	(1.70)%	(5.05)%	11.82%

Ratios/Supplemental Data
Net Assets End of Year (000)	$8,085	$5,562	$4,917	$1,308	$274
Ratio of Expenses to Average Net Assets	0.25%	0.25%	0.25%	0.40%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.05%	1.06%	1.04%	0.80%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.09%	2.65%	2.84%	2.31%	3.76%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(0.60)%	(1.35)%	(1.53)%	(0.87)%	(2.68)%
Portfolio Turnover Rate	23%	18%	4%	23%	18%

(1)	Class I Shares commenced operations on December 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)

Class R4 Shares commenced operations on December 30, 2013. Prior to April 25, 2015, net assets of this share class represented seed capital; therefore, no 2014 information is presented. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o  n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — 33.5%
Consumer Discretionary — 5.2%
American Axle & Manufacturing Holdings*	1,369	$23
Asbury Automotive Group*	244	14
Bloomin’ Brands	585	11
Bright Horizons Family Solutions*	315	20
Burlington Stores*	1,730	104
Cavco Industries*	245	24
Cheesecake Factory	150	7
Churchill Downs	182	23
Comcast, Cl A	2,530	160
D.R. Horton	5,080	155
Dorman Products*	898	50
Drew Industries	715	55
Foot Locker	3,510	196
Ford Motor	6,420	87
Gannett	1,405	22
Hasbro	1,730	151
Home Depot	2,990	395
HSN	658	34
Lithia Motors, Cl A	652	54
Madison Square Garden, Cl A*	245	41
McDonald’s	2,080	254
Monro Muffler Brake	764	48
MSG Networks, Cl A*	732	13
NACCO Industries, Cl A	256	13
Newell Rubbermaid	1,900	91
NIKE, Cl B	1,670	92
O’Reilly Automotive*	620	164
Papa John’s International	160	10
Pool	306	28
Scripps Networks Interactive, Cl A	2,160	139
Sonic	373	11
Standard Motor Products	481	19
Tractor Supply	1,410	136
Walt Disney	1,940	193
Wolverine World Wide	647	12
Wyndham Worldwide	3,490	235

		3,084

Consumer Staples — 3.5%
Altria Group	6,790	432
Boston Beer, ClA*	72	11
Casey’s General Stores	1,220	147
Constellation Brands, Cl A	800	123
CVS Health	1,190	115
Dr Pepper Snapple Group	910	83
Hershey	1,010	94
Hormel Foods	3,080	106
Ingles Markets, Cl A	334	12
Kroger	2,130	76
PepsiCo	3,551	359
Procter & Gamble	2,165	175
Reynolds American	3,490	173
SpartanNash	425	13
TreeHouse Foods*	381	36
Tyson Foods, Cl A	1,340	86

		2,041

Energy — 1.0%
Exxon Mobil	3,845	342
Occidental Petroleum	1,400	106
Par Pacific Holdings*	725	11

	Number of Shares	Value (000)

Valero Energy	2,060	$113
World Fuel Services	702	32

		604

Financials — 5.9%
Agree Realty REIT	554	24
American Assets Trust REIT	272	11
AMERISAFE	131	8
AmTrust Financial Services	2,727	72
Bank of the Ozarks	1,735	68
Banner	208	9
BNY Mellon	2,260	95
Capital Bank Financial, Cl A	802	25
Capital One Financial	1,100	81
Care Capital Properties REIT	282	7
CenterState Banks	1,230	19
Cincinnati Financial	1,510	104
Credit Acceptance*#	295	55
Diamond Hill Investment Group*	60	11
Eagle Bancorp*	1,360	70
Employers Holdings	732	22
Extra Space Storage REIT	3,450	321
FactSet Research Systems	600	95
FBL Financial Group, Cl A	239	15
Fidelity Southern	739	12
First Financial Bancorp	1,050	21
First Merchants	404	10
First Midwest Bancorp	452	8
Home BancShares	604	27
Huntington Bancshares	15,200	159
JPMorgan Chase	6,678	436
KCG Holdings, Cl A*	1,769	25
Lamar Advertising, Cl A REIT	2,030	132
LegacyTexas Financial Group	1,632	44
Mercantile Bank	715	18
MetLife	1,670	76
National General Holdings	2,518	52
Opus Bank	208	8
Post Properties REIT	161	10
PRA Group*	1,938	53
Principal Financial Group	2,460	110
PS Business Parks REIT	187	18
RLI	839	55
Ryman Hospitality Properties REIT	281	14
Simon Property Group REIT	500	99
South State	437	32
Summit Hotel Properties REIT	839	10
Sun Communities REIT	301	21
T. Rowe Price Group	1,260	97
Travelers	1,630	186
U.S. Bancorp	4,070	174
Wells Fargo	7,019	356
Welltower REIT	1,220	84
Wilshire Bancorp	1,586	18
WSFS Financial	401	14

		3,491

Healthcare — 4.4%
Amgen	2,500	395
Amsurg*	179	13
ANI Pharmaceuticals*#	405	22
Biogen*	380	110

See Notes to Financial Statements.

	Number of Shares	Value (000)

COMMON STOCKS — continued
Healthcare — continued
BioSpecifics Technologies*	506	$19
Cantel Medical	399	26
Cigna	640	82
CorVel*	391	19
Dyax* (A) (B)	677	1
Edwards Lifesciences*	1,080	106
Gilead Sciences	1,540	134
INC Research Holdings, Cl A*	186	8
Ironwood Pharmaceuticals*	929	12
Johnson & Johnson	4,407	497
Merck	3,431	193
Molina Healthcare*	267	13
Natus Medical*	341	11
Neogen*	1,136	56
Neurocrine Biosciences*	194	10
PAREXEL International*	1,019	64
Pfizer	11,381	395
Quintiles Transnational Holdings*	1,450	98
Thermo Fisher Scientific	1,140	173
U.S. Physical Therapy	345	20
Universal Health Services, Cl B	1,000	135

		2,612

Industrials — 4.5%
3M	960	162
AECOM*	464	15
Alaska Air Group	1,230	82
American Woodmark*	157	13
Astronics*	1,191	46
B/E Aerospace	409	19
Carlisle	1,060	110
Cintas	1,440	136
Colfax*	483	13
Comfort Systems USA	645	21
Curtiss-Wright	206	17
Douglas Dynamics	450	10
EnerSys	1,156	69
Ennis	884	16
Equifax	1,240	156
Federal Signal	1,164	15
General Cable	507	7
General Dynamics	1,850	262
General Electric	5,790	175
Genesee & Wyoming, Cl A*	244	15
GP Strategies*	717	17
Hawaiian Holdings*	370	15
HEICO	678	45
Honeywell International	2,010	229
KLX*	616	20
Lockheed Martin	1,230	291
Multi-Color	262	16
National Presto Industries#	220	20
Northrop Grumman	590	125
On Assignment*	1,098	41
Patrick Industries*	427	23
Raytheon	910	118
Southwest Airlines	3,060	130
Toro	325	29
United Technologies	950	96
Universal Forest Products	422	35
Wabash National*	1,462	21

	Number of Shares	Value (000)

Wesco Aircraft Holdings*	2,816	$40

		2,670

Information Technology — 5.3%
Alphabet, Cl A*	485	363
Apple	4,799	479
Arrow Electronics*	1,610	104
Aspen Technology*	536	20
CACI International, Cl A*	148	15
CDW	2,920	124
Cisco Systems	11,212	326
CoreLogic*	601	22
Euronet Worldwide*	170	14
ExlService Holdings*	339	17
Facebook, Cl A*	2,590	308
Intel	5,690	180
Lam Research	1,820	151
Manhattan Associates*	1,404	93
Microsemi*	785	26
Microsoft	3,012	160
Net 1 UEPS Technologies*	949	10
OSI Systems*	351	19
Paychex	2,650	144
Sanmina*	359	10
Silicon Laboratories*	383	19
Synaptics*	277	19
Take-Two Interactive Software*	421	16
Tech Data*	260	20
Texas Instruments	4,950	300
Tyler Technologies*	364	56
Vantiv, Cl A*	1,630	88
WEX*	394	36

		3,139

Materials — 1.6%
AEP Industries	326	20
Air Products & Chemicals	620	89
Balchem	574	34
Celanese, Series A	2,200	155
Dow Chemical	7,420	381
Graphic Packaging Holding	678	9
Innophos Holdings	762	29
International Paper	1,700	72
Minerals Technologies	207	12
Neenah Paper	650	45
PolyOne	353	13
PPG Industries	800	86
Sonoco Products	539	26

		971

Telecommunication Services — 0.6%
8x8*	907	11
AT&T	3,447	135
Verizon Communications	3,590	183

		329

Utilities — 1.5%
American Electric Power	2,020	131
American States Water	571	22
American Water Works	2,530	188
NextEra Energy	2,118	254
WEC Energy Group	1,800	108

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o  n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — continued
Utilities — continued
WGL Holdings	326	$21
Xcel Energy	3,250	135

		859

Total Common Stocks (Cost $16,286)		19,800

FOREIGN COMMON STOCKS — 12.7%
Consumer Discretionary — 1.7%
Bridgestone (Japan) (C)	600	20
Carnival (Panama)	4,230	202
Compass Group PLC (United Kingdom)	3,761	70
Dufry AG (Switzerland)*	261	35
Helen of Troy (Bermuda)*	464	48
Industria de Diseno Textil SA (Spain)	1,866	63
Just Eat PLC (United Kingdom)*	10,242	67
lululemon athletica (Canada)*	574	37
LVMH Moet Hennessy Louis Vuitton SE (France)	198	32
Pandora A/S (Denmark)	618	92
Signet Jewelers (United Kingdom)	363	36
Sony, ADR (Japan)	3,671	102
SuperGroup PLC (United Kingdom)	1,917	39
TAL Education Group, ADR (China)*	914	49
XXL ASA (Norway) 144A	2,144	26
Zalando SE (Germany)* 144A	1,691	50
zooplus AG (Germany)*	225	33

		1,001

Consumer Staples — 1.1%
Anheuser-Busch InBev NV, ADR (Belgium)	702	89
Carrefour SA (France)	2,173	59
Davide Campari-Milano SpA (Italy)	5,368	52
Fresh Del Monte Produce (Cayman Islands)	333	17
Heineken NV (Netherlands)	457	42
Kao (Japan) (C)	900	49
Koninklijke Ahold NV (Netherlands)	4,115	91
Nestle SA (Switzerland)	1,176	87
Puregold Price Club (Philippines)	43,700	39
Reckitt Benckiser Group PLC (United Kingdom)	1,220	122

		647

Energy — 0.7%
Baytex Energy (Canada)	4,670	23
DHT Holdings (Marshall Islands)	1,589	9
Schlumberger (Curacao)	2,010	153
TOTAL SA, ADR (France)	4,360	212

		397

Financials — 2.2%
AIA Group (Hong Kong)	15,159	89
Allied World Assurance Holdings AG (Switzerland)	220	8
Argo Group International Holdings (Bermuda)	459	24
Banco Macro SA, ADR (Argentina)	292	18
Cerved Information Solutions SpA (Italy)*	3,575	30
Chubb (Switzerland)	2,523	319
Colliers International Group (Canada)	717	28
Daito Trust Construction (Japan) (C)	400	58
Danske Bank A/S (Denmark)	2,553	74
Deutsche Wohnen AG (Germany)	2,402	77
Equity Group Holdings (Kenya)	98,594	39

	Number of Shares	Value (000)

Essent Group (Bermuda)*	403	$9
FinecoBank Banca Fineco SpA (Italy)	3,150	23
FirstService (Canada)	1,341	63
HDFC Bank, ADR (India)	1,416	91
IRF European Finance Investments (Bermuda)* (A) (B)	31,579	–
Mitsubishi Estate (Japan) (C)	4,000	77
Mitsui Fudosan (Japan) (C)	2,000	49
Nihon M&A Center (Japan) (C)	1,000	61
Ping An Insurance Group of China, Cl H (China)	13,886	62
VIB Vermoegen AG (Germany)	2,055	44
Virgin Money Holdings PLC (United Kingdom)	7,363	39

		1,282

Healthcare — 2.4%
Bayer AG (Germany)	874	83
Clinigen Group PLC (United Kingdom)	5,326	43
Concordia Healthcare (Canada)#	688	21
CYBERDYNE (Japan)* (C)	3,800	89
Flamel Technologies SA, ADR (France)*	2,059	22
GN Store Nord A/S (Denmark)	2,397	49
Grifols SA (Spain)	4,458	101
Horizon Pharma PLC (Ireland)*	701	12
Hoya (Japan) (C)	1,900	66
ICON PLC (Ireland)*	1,396	98
M3 (Japan) (C)	2,000	57
Meda AB, Cl A (Sweden)	3,909	69
NMC Health PLC (United Kingdom)	4,736	79
Novo Nordisk A/S, ADR (Denmark)	2,565	144
Ono Pharmaceutical (Japan) (C)	3,500	155
Roche Holding AG (Switzerland)	551	145
Sawai Pharmaceutical (Japan) (C)	600	43
Shire PLC (United Kingdom)	718	44
Teva Pharmaceutical Industries, ADR (Israel)	1,620	84
Vitrolife AB (Sweden)	842	43

		1,447

Industrials — 1.2%
Ashtead Group PLC (United Kingdom)	5,520	78
Geberit AG (Switzerland)	177	68
Hexagon AB, Cl B (Sweden)	1,497	58
Ingersoll-Rand PLC (Ireland)	2,070	138
Kingspan Group PLC (Ireland)	2,309	65
Nidec (Japan) (C)	700	54
Novanta (Canada)*	1,409	21
Rational AG (Germany)	153	72
Schneider Electric SE (France)	413	27
Siemens AG (Germany)	453	49
SMC (Japan) (C)	200	50
Tomra Systems ASA (Norway)	3,493	39

		719

Information Technology — 2.8%
Accenture PLC, Cl A (Ireland)	2,700	321
Alibaba Group Holding, ADR (China)*	747	61
Amdocs (Guernsey)	2,320	134
ARM Holdings PLC, ADR (United Kingdom)	1,415	61
Check Point Software Technologies (Israel)*#	1,820	155
Dassault Systemes SA (France)	549	44
EVERTEC (Puerto Rico)	1,590	24
Fleetmatics Group PLC (Ireland)*	1,605	65
Ingenico Group (France)	723	88

See Notes to Financial Statements.

	Number of Shares	Value (000)

FOREIGN COMMON STOCKS — continued
Information Technology — continued
Mellanox Technologies (Israel)*	542	$26
Mobileye NV (Israel)*	1,320	50
NCSoft (South Korea)	237	48
NXP Semiconductors NV (Netherlands)*	708	67
Open Text (Canada)	662	39
SAP SE, ADR (Germany)	1,094	89
SolarEdge Technologies (Israel)*	1,957	43
TE Connectivity (Switzerland)	1,640	98
Tencent Holdings (Hong Kong)	5,162	115
Wirecard AG (Germany)	2,242	100

		1,628

Materials — 0.3%
Hexpol AB (Sweden)	4,808	49
James Hardie Industries PLC (Australia)	5,087	77
Randgold Resources, ADR (United Kingdom)#	909	77

		203

Telecommunication Services — 0.2%
Magyar Telekom Telecommunications PLC (Hungary)	47,778	77
Safaricom (Kenya)	321,008	54

		131

Utilities — 0.1%
Red Electrica SA (Spain)	407	36

		36

Total Foreign Common Stocks (Cost $6,497)		7,491

EXCHANGE-TRADED FUNDS — 14.8%
iShares MSCI EAFE Value ETF†	100,238	4,592
iShares MSCI Emerging Markets ETF†	42,511	1,408
iShares TIPS Bond ETF†	5,400	616
SPDR® S&P 500® ETF Trust	7,300	1,534
Vanguard Short-Term Inflation-Protected Securities ETF	12,400	608

Total Exchange-Traded Funds (Cost $10,229)		8,758

MASTER LIMITED PARTNERSHIPS — 0.2%
Energy — 0.2%
Magellan Midstream Partners LP	1,320	92
Shell Midstream Partners LP	228	8
Valero Energy Partners LP	292	14

		114

Financials — 0.0%
Ares Management LP	732	10

Total Master Limited Partnerships (Cost $116)		124

	Par (000)	Value (000)

ASSET-BACKED SECURITIES — 2.9%
Automotive — 1.8%
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	$95	$95
Ford Credit Auto Lease Trust,
Series 2016-A, Cl A2A
1.420%, 11/15/18	90	90
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	75	75
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	25	25
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	58	58
Honda Auto Receivables Owner Trust,
Series 2016-2, Cl A3
1.390%, 04/15/20	35	35
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	25	25
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	102	102
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	161	161
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	250	250
Toyota Auto Receivables Owner Trust,
Series 2016-B, Cl A3
1.300%, 04/15/20	70	70
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	65	65

		1,051

Credit Cards — 1.0%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	115	116
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	240	241
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	110	110
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	105	105

		572

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o  n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par (000)	Value (000)

ASSET-BACKED SECURITIES — continued
Equipment — 0.1%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	$88	$88

Total Asset-Backed Securities (Cost $1,709)		1,711

CORPORATE BONDS — 12.3%
Aerospace — 0.3%
Lockheed Martin
3.800%, 03/01/45	95	93
Spirit AeroSystems
6.750%, 12/15/20	66	68

		161

Automotive — 0.4%
Ford Motor Credit LLC (MTN)
1.082%, 11/08/16 (D)	85	85
General Motors
6.600%, 04/01/36	20	23
General Motors Financial
3.200%, 07/13/20	65	65
Lear
5.375%, 03/15/24	50	53

		226

Cable — 0.8%
21st Century Fox America
8.450%, 08/01/34	60	87
Belo
7.750%, 06/01/27	50	53
Cablevision Systems
8.625%, 09/15/17	50	53
Charter Communications Operating LLC
6.384%, 10/23/35 144A	90	103
Discovery Communications LLC
3.250%, 04/01/23	75	73
4.900%, 03/11/26	25	26
Sinclair Television Group
6.375%, 11/01/21	25	26
Time Warner Cable
4.500%, 09/15/42	70	62

		483

Consumer Discretionary — 0.2%
DreamWorks Animation SKG
6.875%, 08/15/20 144A	50	53
Hasbro
6.300%, 09/15/17	70	74

		127

Consumer Services — 0.3%
Avon Products
6.750%, 03/15/23	35	26
Graham Holdings
7.250%, 02/01/19	45	49
H&E Equipment Services
7.000%, 09/01/22#	25	26
Royal Caribbean Cruises
7.500%, 10/15/27	42	49

	Par (000)	Value (000)

Sotheby’s
5.250%, 10/01/22 144A	$25	$24

		174

Energy — 1.5%
Anadarko Petroleum
4.850%, 03/15/21	15	16
Boardwalk Pipelines LP
3.375%, 02/01/23	75	66
5.950%, 06/01/26	15	15
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	60	27
ConocoPhillips
4.150%, 11/15/34	10	10
6.500%, 02/01/39	40	49
Energy Transfer Partners LP
6.125%, 12/15/45	30	28
EQT
5.150%, 03/01/18	30	30
4.875%, 11/15/21	85	86
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	45	42
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	30	33
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	80	83
McDermott International
8.000%, 05/01/21 144A	40	35
Newfield Exploration
5.375%, 01/01/26	30	29
Petroleos Mexicanos
6.000%, 03/05/20	25	26
Petroleos Mexicanos (GMTN)
4.250%, 01/15/25	25	23
PHI
5.250%, 03/15/19	30	27
Phillips 66
4.650%, 11/15/34	60	61
Rowan
4.875%, 06/01/22	100	78
4.750%, 01/15/24	10	8
Tesoro
5.375%, 10/01/22	35	36
Transocean
6.000%, 03/15/18	30	29
Williams Partners LP
4.125%, 11/15/20	60	56

		893

Financials — 3.5%
American Express
6.800%, 09/01/66 (D)	55	55
American Express Credit (GMTN)
2.250%, 08/15/19	65	66
Bank of America
6.250%, 09/29/49 (D)	60	61
Bank of America (MTN)
5.625%, 07/01/20	50	56
4.000%, 04/01/24	60	63
4.200%, 08/26/24	60	61
BankUnited
4.875%, 11/17/25	25	25

See Notes to Financial Statements.

	Par (000)	Value (000)

CORPORATE BONDS — continued
Financials — continued
Capital One Financial
3.500%, 06/15/23	$88	$90
Citigroup
2.150%, 07/30/18	30	30
2.050%, 12/07/18	10	10
4.450%, 09/29/27	110	112
6.250%, 12/29/49 (D)	40	41
Credit Suisse AG (GMTN)
5.400%, 01/14/20	60	65
Deutsche Bank AG
2.950%, 08/20/20	60	60
Deutsche Bank AG (GMTN)
2.850%, 05/10/19	30	30
Goldman Sachs Group
6.250%, 09/01/17	55	58
5.750%, 01/24/22	50	57
HSBC Holdings PLC
5.100%, 04/05/21	105	115
International Lease Finance
3.875%, 04/15/18	45	46
JPMorgan Chase
4.625%, 05/10/21	60	66
3.375%, 05/01/23	55	55
7.900%, 12/29/49 (D)	70	72
Morgan Stanley (GMTN)
2.125%, 04/25/18	110	111
4.875%, 11/01/22	65	71
Royal Bank of Canada
1.200%, 09/19/17	175	175
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	60	63
State Street
5.250%, 12/29/49 (D)	45	46
Visa
4.150%, 12/14/35	105	114
Wells Fargo
5.900%, 12/29/49 (D)	65	67
Wells Fargo (MTN)
3.300%, 09/09/24	55	57
Westpac Banking
2.250%, 07/30/18	55	56

		2,054

Food, Beverage & Tobacco — 0.3%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	75	83
Constellation Brands
6.000%, 05/01/22	50	56
Kraft Heinz Foods
5.000%, 06/04/42	30	33
5.200%, 07/15/45 144A	30	34

		206

Healthcare — 0.9%
Actavis Funding SCS
3.450%, 03/15/22	135	137
Amgen
4.400%, 05/01/45	95	95
DaVita HealthCare Partners
5.750%, 08/15/22	50	52

	Par (000)	Value (000)

HCA
4.250%, 10/15/19	$60	$62
Johnson & Johnson
3.550%, 03/01/36	95	99
Select Medical
6.375%, 06/01/21	30	29
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	60	60

		534

Industrials — 0.9%
Avnet
4.875%, 12/01/22	55	59
4.625%, 04/15/26	50	50
Ball
4.000%, 11/15/23	55	54
Bombardier
7.750%, 03/15/20 144A	30	30
CNH Industrial Capital LLC
6.250%, 11/01/16	35	35
Crown Cork & Seal
7.375%, 12/15/26	20	22
General Electric
4.125%, 10/09/42	65	69
KLX
5.875%, 12/01/22 144A	50	49
Masco
7.750%, 08/01/29	50	58
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	25	27
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	40	45

		509

Information Technology — 0.1%
Expedia
5.000%, 02/15/26 144A	60	60

		60

Insurance — 0.5%
Berkshire Hathaway Finance
4.250%, 01/15/21	90	99
MetLife
6.400%, 12/15/36	65	70
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	65	70
XLIT
4.450%, 03/31/25	40	40

		279

Materials — 0.1%
ArcelorMittal
7.250%, 02/25/22#	25	26
Freeport-McMoRan
3.550%, 03/01/22	30	25

		51

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o  n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par (000)	Value (000)

CORPORATE BONDS — continued
Real Estate Investment Trusts — 0.4%
American Campus Communities Operating Partnership LP
4.125%, 07/01/24	$95	$98
Digital Realty Trust LP
5.250%, 03/15/21	55	61
Realty Income
3.250%, 10/15/22	100	100

		259

Retail — 0.6%
Hanesbrands
6.375%, 12/15/20	70	72
4.625%, 05/15/24 144A	25	25
Levi Strauss
6.875%, 05/01/22	30	32
Priceline Group
3.600%, 06/01/26	80	81
Wal-Mart Stores
5.250%, 09/01/35	50	63
5.625%, 04/01/40	75	96

		369

Technology — 0.5%
Apple
3.850%, 05/04/43	125	122
KLA-Tencor
4.125%, 11/01/21	105	111
Oracle
4.300%, 07/08/34	65	69

		302

Telecommunications — 0.4%
AT&T
4.600%, 02/15/21	40	44
4.450%, 04/01/24	65	70
DigitalGlobe
5.250%, 02/01/21 144A	35	32
Verizon Communications
4.272%, 01/15/36	90	89

		235

Transportation — 0.3%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	60	65
ERAC USA Finance LLC
5.625%, 03/15/42 144A	50	58
FedEx
3.900%, 02/01/35	65	64

		187

Utilities — 0.3%
Berkshire Hathaway Energy
6.125%, 04/01/36	80	103
DPL
6.500%, 10/15/16	11	11
Exelon Generation LLC
2.950%, 01/15/20	20	20

	Par (000)	Value (000)

4.000%, 10/01/20#	$65	$69

		203

Total Corporate Bonds (Cost $7,193)		7,312

MUNICIPAL BOND — 0.2%
Texas — 0.2%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	85	105

Total Municipal Bond (Cost $101)		105

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 10.5%
Federal Home Loan Mortgage Corporation — 1.5%
4.500%, 06/01/41	127	140
4.000%, 01/01/41	95	101
4.000%, 10/01/43	114	122
4.000%, 10/01/44	200	214
3.500%, 06/01/42	115	121
3.500%, 12/01/42	202	211

		909

Federal National Mortgage Association — 8.2%
5.500%, 07/01/33	3	3
5.500%, 05/01/35	23	25
5.000%, 08/01/40	148	165
4.500%, 06/01/40	169	185
4.500%, 01/01/41	100	109
4.500%, 03/01/41	94	102
4.500%, 04/01/41	138	151
4.000%, 03/01/26	26	28
4.000%, 12/01/40	90	97
4.000%, 01/01/41	128	138
4.000%, 02/01/41	109	117
4.000%, 02/01/42	104	111
4.000%, 07/01/42	140	150
4.000%, 07/01/45	90	96
4.000%, 11/01/45	206	220
3.500%, 01/01/26	103	109
3.500%, 10/01/26	70	74
3.500%, 01/01/28	95	101
3.500%, 11/01/29	131	139
3.500%, 03/01/41	104	109
3.500%, 06/01/42	137	144
3.500%, 08/01/42	203	213
3.500%, 10/01/42	153	160
3.500%, 02/01/43	114	120
3.500%, 07/01/43	108	113
3.500%, 08/01/43	103	108
3.500%, 08/01/44	169	178
3.500%, 12/01/45	301	315
3.000%, 06/01/27	131	137
3.000%, 06/01/28	78	81
3.000%, 11/01/42	161	166
3.000%, 04/01/43	441	452
3.000%, 05/01/43	151	155
2.500%, 11/01/27	253	260

		4,831

See Notes to Financial Statements.

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Government National Mortgage Association — 0.8%
4.500%, 10/20/45	$186	$200
4.000%, 09/15/41	91	97
4.000%, 10/20/43	56	59
3.500%, 07/15/42	45	48
3.500%, 12/20/42	59	63

		467

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $6,067)		6,207

U.S. TREASURY OBLIGATIONS — 11.7%
U.S. Treasury Bonds — 2.1%
4.500%, 02/15/36	380	519
3.750%, 08/15/41	235	289
3.125%, 08/15/44	385	424

		1,232

U.S. Treasury Notes — 9.6%
3.000%, 08/31/16	150	151
2.625%, 08/15/20	50	53
2.375%, 08/15/24	330	345
2.250%, 11/15/24	10	10
2.250%, 11/15/25	230	238
2.125%, 08/15/21	260	269
2.125%, 05/15/25	510	523
2.000%, 02/28/21	420	432
2.000%, 02/15/23	55	56
1.750%, 10/31/20	960	977
1.625%, 04/30/19	220	224
1.625%, 12/31/19	350	356
1.625%, 08/15/22	155	156
1.500%, 06/30/16	295	295
1.500%, 08/31/18	210	213
1.500%, 12/31/18	520	527
1.000%, 03/31/17	130	130
0.750%, 01/15/17	145	145
0.625%, 07/15/16	60	60
0.625%, 11/15/16	195	195
0.625%, 12/15/16	80	80
0.500%, 07/31/16	235	235

		5,670

Total U.S. Treasury Obligations (Cost $6,785)		6,902

	Number of Shares

MONEY MARKET FUND — 1.6%
PNC Government Money Market Fund, Class I Shares 0.080%† (E)	985,164	985

Total Money Market Fund (Cost $985)		985

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.4% (Cost $55,968)		59,395

	Number of Shares	Value (000)

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.8%
Affiliated Money Market Fund — 0.7%
PNC Government Money Market Fund, Class I Shares 0.080%† (E)	393,689	$394

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.250% (E)	49,658	49

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $443)‡		443

TOTAL INVESTMENTS — 101.2% (Cost $56,411)**		59,838

Other Assets & Liabilities – (1.2)%		(699)

TOTAL NET ASSETS — 100.0%		$59,139

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $56,485.

Gross unrealized appreciation (000)	$5,787
Gross unrealized depreciation (000)	(2,434)

Net unrealized appreciation (000)	$3,353

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $437 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $1 (000) and represents less than 0.1% of net assets as of May 31, 2016.
(C)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(D)	Variable Rate Security — the rate shown is the rate in effect on May 31, 2016.
(E)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $676 (000) and represents 1.1% of net assets as of May 31, 2016.

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o  n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

Forward Currency Contracts:

Settlement Month	Type	Contracts to Deliver (000)		In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation/ Depreciation (000)

11/16	Sell*	JPY	66,718	$558	$606	$(48)

11/16	Buy*	JPY	66,718	556	606	50

						$2

*Counterparty is State Street Bank

JPY — Japanese Yen

Assets in the amount of $831,998 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Other Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$1,711	$–	$1,711

Common Stocks	19,799	–	1	19,800

Corporate Bonds	–	7,312	–	7,312

Exchange-Traded Funds	8,758	–	–	8,758

Foreign Common Stocks:

Argentina	18	–	–	18

Australia	–	77	–	77

Belgium	89	–	–	89

Bermuda	81	–	–	81

Canada	232	–	–	232

Cayman Islands	17	–	–	17

China	110	62	–	172

Curacao	153	–	–	153

Denmark	144	215	–	359

France	234	250	–	484

Germany	133	464	–	597

Guernsey	134	–	–	134

Hong Kong	–	204	–	204

Hungary	77	–	–	77

India	91	–	–	91

Ireland	699	–	–	699

Israel	358	–	–	358

Italy	–	105	–	105

Japan	102	828	–	930

Kenya	93	–	–	93

Marshall Islands	9	–	–	9

Netherlands	67	133	–	200

Norway	–	65	–	65

Panama	202	–	–	202

Philippines	39	–	–	39

Puerto Rico	24	–	–	24

South Korea	–	48	–	48

Spain	–	200	–	200

Sweden	–	219	–	219

Switzerland	426	334	–	760

United Kingdom	253	502	–	755

Master Limited Partnerships	124	–	–	124

Money Market Fund	985	–	–	985

Municipal Bond	–	105	–	105

Short-Term Investments Purchased with Collateral From Securities Loaned	443	–	–	443

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o  n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Other Significant Unobservable Inputs (000)	Total Value (000)
U.S. Government Agency

Mortgage-Backed Obligations	$–	$6,207	$–	$6,207
U.S. Treasury Obligations	–	6,902	–	6,902

Total Assets - Investments in Securities	$33,894	$25,943	$1	$59,838

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Other Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Other Financial Instruments

Forward Currency Contracts	$–	$50	$–	$50

Total Assets - Other Financial Instruments	$–	$50	$–	$50

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of May 31, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$443	$–	$443

Total Liabilities - Collateral Received for Loaned Securities	$–	$443	$–	$443

Other Financial Instruments

Forward Currency Contracts	$–	$48	$–	$48

Total Liabilities - Other Financial Instruments	$–	$48	$–	$48

There were no material transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

FOREIGN COMMON STOCKS — 92.9%
Consumer Discretionary — 16.5%
Barratt Developments PLC (United Kingdom)	1,089,765	$9,320
Bellway PLC (United Kingdom)	230,382	9,110
Bridgestone (Japan) (A)	52,102	1,783
Christian Dior SA (France)	48,700	7,948
Cie Generale des Etablissements Michelin (France)#	78,200	7,952
Compass Group PLC (United Kingdom)	267,809	4,986
Dufry AG (Switzerland)*	18,987	2,551
Duni AB (Sweden)	417,000	5,987
Industria de Diseno Textil SA (Spain)	129,799	4,385
International Game Technology PLC (United Kingdom)	487,229	9,238
IPSOS (France)	109,172	3,434
Just Eat PLC (United Kingdom)*	727,918	4,793
Kia Motors (South Korea)	205,600	8,043
lululemon athletica (Canada)*	43,074	2,801
LVMH Moet Hennessy Louis Vuitton SE (France)	14,208	2,275
Pandora A/S (Denmark)	40,789	6,062
Persimmon PLC (United Kingdom)	293,145	8,918
REXLot Holdings (Hong Kong)	29,533,868	661
Signet Jewelers (United Kingdom)	25,347	2,509
Sony, ADR (Japan)	246,516	6,868
SuperGroup PLC (United Kingdom)	140,260	2,838
TAL Education Group ADR (China)*#	66,928	3,575
Taylor Wimpey PLC (United Kingdom)	3,045,938	9,045
XXL ASA (Norway) 144A	157,014	1,894
Zalando SE (Germany)* 144A	118,745	3,483
zooplus AG (Germany)*	16,857	2,458

		132,917

Consumer Staples — 7.4%
Anheuser-Busch InBev SA/NV (Belgium)	45,416	5,740
Asahi Group Holdings (Japan)	255,500	8,659
Carrefour SA (France)#	154,238	4,180
Davide Campari-Milano SpA (Italy)	402,860	3,895
Greencore Group PLC (Ireland)	1,470,899	7,335
Heineken NV (Netherlands)	30,112	2,798
Kao (Japan) (A)	68,500	3,746
Koninklijke Ahold NV (Netherlands)	298,383	6,615
Nestle SA (Switzerland)	75,675	5,592
Puregold Price Club (Philippines)	2,764,400	2,483
Reckitt Benckiser Group PLC (United Kingdom)	88,040	8,765

		59,808

Energy — 2.8%
Sasol (South Africa)	268,250	8,114
Thai Oil PCL (Thailand)	4,708,850	8,349
WorleyParsons (Australia)#	1,244,600	5,926

		22,389

Financials — 15.7%
AIA Group (Hong Kong)	1,016,004	5,966
Cerved Information Solutions SpA (Italy)	285,709	2,379
Daito Trust Construction (Japan) (A)	26,000	3,767
Danske Bank A/S (Denmark)	167,167	4,826
Deutsche Wohnen AG (Germany)	169,711	5,454
DNB ASA (Norway)	677,544	8,667
Equity Group Holdings (Kenya)	6,511,925	2,549
FinecoBank Banca Fineco SpA (Italy)	224,910	1,643
Hannover Rueck SE (Germany)	79,000	8,905

	Number of Shares	Value (000)

HDFC Bank, ADR (India)	92,958	$5,983
Investor AB, Cl B (Sweden)	249,645	8,688
IRF European Finance Investments (Bermuda)* (B) (C)	284,500	–
Mitsubishi Estate (Japan) (A)	275,000	5,267
Mitsui Fudosan (Japan) (A)	174,000	4,238
Muenchener Rueckversicherungs AG (Germany)	39,300	7,389
Nihon M&A Center (Japan) (A)	71,000	4,315
Ping An Insurance Group of China, Cl H (China)	915,024	4,106
Sberbank of Russia, ADR (Russia)	467,600	3,919
Siam Commercial Bank PCL (Thailand)	2,337,500	8,750
SpareBank 1 SR Bank ASA (Norway)	1,267,853	6,213
Standard Chartered PLC (United Kingdom)	1,171,318	8,948
Svenska Handelsbanken AB (Sweden)	672,300	8,611
VIB Vermoegen AG (Germany)	145,242	3,087
Virgin Money Holdings PLC (United Kingdom)	535,504	2,859

		126,529

Healthcare — 13.3%
Bayer AG (Germany)	57,391	5,466
Clinigen Group PLC (United Kingdom)	415,669	3,346
CYBERDYNE (Japan)*# (A)	258,600	6,029
GN Store Nord A/S (Denmark)	165,393	3,381
Grifols SA (Spain)	299,644	6,789
Hoya (Japan) (A)	134,500	4,708
ICON PLC (Ireland)*	76,354	5,378
M3 (Japan) (A)	149,700	4,275
Meda AB, Cl A (Sweden)	261,440	4,640
NMC Health PLC (United Kingdom)	359,385	5,986
Novartis AG (Switzerland)	110,166	8,755
Novo Nordisk A/S, ADR (Denmark)	169,069	9,475
Ono Pharmaceutical (Japan) (A)	242,300	10,703
Roche Holding AG (Switzerland)	39,493	10,373
Sawai Pharmaceutical (Japan) (A)	43,300	3,071
Shire PLC (United Kingdom)	49,066	3,032
Teva Pharmaceutical Industries, ADR (Israel)	163,930	8,503
Vitrolife AB (Sweden)	62,210	3,196

		107,106

Industrials — 9.9%
Ashtead Group PLC (United Kingdom)	404,174	5,711
BBA Aviation PLC (United Kingdom)	2,307,349	6,763
Caverion (Finland)	254,238	1,742
Geberit AG (Switzerland)	13,801	5,278
Hexagon AB, Cl B (Sweden)	90,985	3,534
Kingspan Group PLC (Ireland)	163,237	4,587
Kone OYJ, Cl B (Finland)	172,200	8,142
Konecranes OYJ (Finland)#	343,382	9,500
Loomis AB, Cl B (Sweden)	278,831	7,368
Nidec (Japan) (A)	47,500	3,639
Rational AG (Germany)	10,862	5,131
Schneider Electric SE (France)	29,502	1,907
Siemens AG (Germany)	36,089	3,888
SMC (Japan) (A)	15,800	3,991
Tomra Systems ASA (Norway)	280,811	3,119
Trevi Finanziaria Industriale SpA (Italy)#	1,719,170	2,862
YIT OYJ (Finland)#	440,538	3,041

		80,203

Information Technology — 10.4%
Alibaba Group Holding, ADR (China)*	56,036	4,595
ARM Holdings PLC, ADR (United Kingdom)	98,821	4,259

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

FOREIGN COMMON STOCKS — continued
Information Technology — continued
Dassault Systemes SA (France)	35,273	$2,810
Fleetmatics Group PLC (Ireland)*	92,981	3,803
Infosys, ADR (India)	419,260	8,150
Ingenico Group (France)	48,000	5,850
Mobileye NV (Israel)*	93,981	3,568
NCSoft (South Korea)	17,420	3,513
NXP Semiconductors NV (Netherlands)*	55,030	5,200
Samsung Electronics (South Korea)	7,711	8,346
SAP SE, ADR (Germany)#	81,731	6,626
SolarEdge Technologies (Israel)*	136,477	2,982
Tencent Holdings (Hong Kong)	354,040	7,889
Wincor Nixdorf AG (Germany)*	169,758	9,068
Wirecard AG (Germany)	164,082	7,297

		83,956

Materials — 12.3%
BASF SE (Germany)	108,700	8,404
BHP Billiton PLC (United Kingdom)	33,699	397
BHP Billiton PLC, ADR (United Kingdom)#	351,800	8,422
Hexpol AB (Sweden)	352,157	3,552
Imerys SA (France)	114,552	8,077
James Hardie Industries PLC (Australia)	374,556	5,691
LANXESS AG (Germany)	168,400	8,044
Linde AG (Germany)	54,900	8,224
Methanex (Canada)#	287,200	9,448
Randgold Resources, ADR (United Kingdom)#	72,852	6,142
Showa Denko KK (Japan)	7,675,000	7,847
Solvay SA (Belgium)	79,812	8,087
Symrise AG (Germany)	130,030	8,159
Yara International ASA (Norway)	231,500	8,325

		98,819

Telecommunication Services — 4.3%
Deutsche Telekom AG (Germany)	445,761	7,924
Freenet AG (Germany)	267,519	7,379
KDDI (Japan)	361,700	10,493
Magyar Telekom Telecommunications PLC (Hungary)	3,417,128	5,481
Safaricom (Kenya)	21,561,789	3,633

		34,910

Utilities — 0.3%
Red Electrica SA (Spain)	28,251	2,515

		2,515

Total Foreign Common Stocks (Cost $708,459)		749,152

MONEY MARKET FUND — 6.4%

PNC Government Money Market Fund, Class I Shares 0.080%† (D) (E)	51,158,246	51,158

Total Money Market Fund (Cost $51,158)		51,158

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.3% (Cost $759,617)		800,310

	Number of Shares	Value (000)

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 6.2%
Affiliated Money Market Fund — 5.5%
PNC Government Money Market Fund, Class I Shares 0.080%† (D)	44,755,281	$44,756
Money Market Fund — 0.7%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio, Institutional Class 0.250% (D)	5,645,257	5,645

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $50,401)‡		50,401

TOTAL INVESTMENTS — 105.5%
(Cost $810,018)**		850,711

Other Assets & Liabilities – (5.5)%		(44,410)

TOTAL NET ASSETS — 100.0%		$806,301

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $811,440.

Gross unrealized appreciation (000)	$102,907
Gross unrealized depreciation (000)	(63,636)

Net unrealized appreciation (000)	$39,271

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $43,611 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents less than 0.1% of net assets as of May 31, 2016.
(D)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(E)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $5,377 (000) and represents 0.7% of net assets as of May 31, 2016.

See Notes to Financial Statements.

Forward Currency Contracts:

Settlement Month	Type		Contracts to Deliver (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation/ Depreciation (000)

11/16	Sell	*	JPY 3,385,850	$28,317	$30,747	$(2,430)

11/16	Buy	*	JPY 3,385,850	28,222	30,747	2,525

						$95

*Counterparty is State Street Bank

JPY — Japanese Yen

Assets in the amount of $59,872,891 have been segregated on the Fund’s books and records.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

DAX Index Future	10	$2,776	06/17/16	$74

Cash in the amount of $279,309 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $3,054,663 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Other Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Foreign Common Stocks:

Australia	$–	$11,617	$–	$11,617

Belgium	–	13,827	–	13,827

Bermuda	–	–	–	–

Canada	12,249	–	–	12,249

China	8,170	4,106	–	12,276

Denmark	9,475	14,269	–	23,744

Finland	–	22,425	–	22,425

France	–	44,433	–	44,433

Germany	18,781	97,605	–	116,386

Hong Kong	661	13,855	–	14,516

Hungary	5,481	–	–	5,481

India	14,133	–	–	14,133

Ireland	13,768	7,335	–	21,103

Israel	15,053	–	–	15,053

Italy	–	10,779	–	10,779

Japan	6,868	86,531	–	93,399

Kenya	6,182	–	–	6,182

Netherlands	5,200	9,413	–	14,613

Norway	–	28,218	–	28,218

Philippines	2,483	–	–	2,483

Russia	3,919	–	–	3,919

South Africa	–	8,114	–	8,114

South Korea	–	19,902	–	19,902

Spain	–	13,689	–	13,689

Sweden	5,987	39,589	–	45,576

Switzerland	–	32,549	–	32,549

Thailand	–	17,099	–	17,099

United Kingdom	36,556	88,831	–	125,387

Money Market Fund	51,158	–	–	51,158

Short-Term Investments Purchased with Collateral From Securities Loaned	50,401	–	–	50,401

Total Assets - Investments in Securities	$266,525	$584,186	$–	$850,711

See Notes to Financial Statements.

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Other Financial Instruments

Forward Currency Contracts	$ –	$2,525	–	$2,525

Futures Contracts	74	–	–	74

Total Assets - Other Financial Instruments	$ 74 –	$2,525	$–	$2,599

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of May 31, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$ –	$50,401	$–	$50,401

Total Liabilities - Collateral Received for Loaned Securities	$ –	$50,401	$–	$50,401

Other Financial Instruments

Forward Currency Contracts	$ –	$2,430	$–	$2,430

Total Liabilities - Other Financial Instruments	$ 74	$2,430	$–	$2,430

The Fund held securities valued at $6,808 (000) as of May 31, 2015 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the fiscal year ended May 31, 2016. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were being valued based on quoted prices as of May 31, 2015 that are now being fair value adjusted as of May 31, 2016. The value of securities that were transferred to Level 2 as of May 31, 2016 is $6,873 (000). (See Note 2 in Notes to Financial Statements).

The Fund held securities valued at $19,881 (000) as of May 31, 2015 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the fiscal year ended May 31, 2016. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of May 31, 2015 that are now being valued based on quoted prices as of May 31, 2016. The value of securities that were transferred to Level 1 as of May 31, 2016 is $13,718 (000). (See Note 2 in Notes to Financial Statements).

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

At May 31, 2016, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks

United Kingdom	15.6%	$125,387

Germany	14.4	116,386

Japan	11.6	93,399

Sweden	5.7	45,576

France	5.5	44,433

Switzerland	4.0	32,549

Norway	3.5	28,218

Denmark	2.9	23,744

Finland	2.8	22,425

Ireland	2.6	21,103

South Korea	2.5	19,902

Thailand	2.1	17,099

Israel	1.9	15,053

Netherlands	1.8	14,613

Hong Kong	1.8	14,516

India	1.8	14,133

Belgium	1.7	13,827

Spain	1.7	13,689

China	1.5	12,276

Canada	1.5	12,249

Australia	1.4	11,617

Italy	1.3	10,779

South Africa	1.0	8,114

Kenya	0.8	6,182

Hungary	0.7	5,481

Russia	0.5	3,919

Philippines	0.3	2,483

Bermuda	0.0	–	*

Total Foreign Common Stocks	92.9	749,152

Money Market Fund	6.4	51,158

Total Investments Before Collateral for Loaned Securities	99.3	800,310
Short-Term Investments Purchased with Collateral for Loaned Securities	6.2	50,401

Total Investments	105.5	850,711

Other Assets and Liabilities	(5.5)	(44,410)

Net Assets	100.0%	$806,301

* Amount represents less than 0.1%.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 93.3%
Consumer Discretionary — 13.5%
Bridgestone (Japan)	431	$15
Compass Group PLC (United Kingdom)	2,242	42
Dufry AG (Switzerland)*	158	21
Industria de Diseno Textil SA (Spain)	1,086	37
Just Eat PLC (United Kingdom)*	6,093	40
lululemon athletica (Canada)*	345	22
LVMH Moet Hennessy Louis Vuitton SE (France)	119	19
Pandora A/S (Denmark)	348	52
Signet Jewelers (United Kingdom)	211	21
Sony, ADR (Japan)	2,063	57
SuperGroup PLC (United Kingdom)	1,174	24
TAL Education Group ADR (China)*	560	30
XXL ASA (Norway) 144A	1,315	16
Zalando SE (Germany)* 144A	993	29
zooplus AG (Germany)*	126	18

		443

Consumer Staples — 11.0%
Anheuser-Busch InBev SA/NV (Belgium)	380	48
Carrefour SA (France)	1,290	35
Davide Campari-Milano SpA (Italy)	3,114	30
Heineken NV (Netherlands)	251	23
Kao (Japan)	573	31
Koninklijke Ahold NV (Netherlands)	2,497	56
Nestle SA (Switzerland)	633	47
Puregold Price Club (Philippines)	23,100	21
Reckitt Benckiser Group PLC (United Kingdom)	736	73

		364

Financials — 14.3%
AIA Group (Hong Kong)	8,504	50
Cerved Information Solutions SpA (Italy)	2,365	20
Daito Trust Construction (Japan)	217	31
Danske Bank A/S (Denmark)	1,399	40
Deutsche Wohnen AG (Germany)	1,420	46
Equity Group Holdings (Kenya)	57,221	22
FinecoBank Banca Fineco SpA (Italy)	1,882	14
HDFC Bank, ADR (India)	778	50
Mitsubishi Estate (Japan)	2,301	44
Mitsui Fudosan (Japan)	1,455	35
Nihon M&A Center (Japan)	584	36
Ping An Insurance Group of China, Cl H (China)	7,659	34
VIB Vermoegen AG (Germany)	1,215	26
Virgin Money Holdings PLC (United Kingdom)	4,471	24

		472

Healthcare — 22.6%
Bayer AG (Germany)	480	46
Clinigen Group PLC (United Kingdom)	3,010	24
CYBERDYNE (Japan)*	2,164	51
GN Store Nord A/S (Denmark)	1,384	28
Grifols SA (Spain)	2,508	57
Hoya (Japan)	1,125	39
ICON PLC (Ireland)*	638	45
M3 (Japan)	1,200	34
Meda AB, Cl A (Sweden)	2,188	39
NMC Health PLC (United Kingdom)	2,887	48
Novo Nordisk A/S, ADR (Denmark)	1,415	79
Ono Pharmaceutical (Japan)	2,026	90
Roche Holding AG (Switzerland)	330	87
Sawai Pharmaceutical (Japan)	362	26

	Number of Shares	Value (000)

Shire PLC (United Kingdom)	410	$25
Vitrolife AB (Sweden)	512	26

		744

Industrials — 10.3%
Ashtead Group PLC (United Kingdom)	3,392	48
Geberit AG (Switzerland)	113	43
Hexagon AB, Cl B (Sweden)	762	30
Kingspan Group PLC (Ireland)	1,365	38
Nidec (Japan)	396	30
Rational AG (Germany)	91	43
Schneider Electric SE (France)	246	16
Siemens AG (Germany)	301	33
SMC (Japan)	132	33
Tomra Systems ASA (Norway)	2,301	26

		340

Information Technology — 14.8%
Alibaba Group Holding, ADR (China)*	455	37
ARM Holdings PLC, ADR (United Kingdom)	827	36
Dassault Systemes SA (France)	294	23
Fleetmatics Group PLC (Ireland)*	778	32
Ingenico Group (France)	401	49
Mobileye NV (Israel)*	786	30
NCSoft (South Korea)	142	29
NXP Semiconductors NV (Netherlands)*	470	44
SAP SE, ADR (Germany)	669	54
SolarEdge Technologies (Israel)*	1,141	25
Tencent Holdings (Hong Kong)	2,963	66
Wirecard AG (Germany)	1,372	61

		486

Materials — 3.8%
Hexpol AB (Sweden)	2,947	30
James Hardie Industries PLC (Australia)	3,057	47
Randgold Resources, ADR (United Kingdom)	597	50

		127

Telecommunication Services — 2.4%
Magyar Telekom Telecommunications PLC (Hungary)	29,241	47
Safaricom (Kenya)	189,637	32

		79

Utilities — 0.6%
Red Electrica SA (Spain)	237	21

		21

Total Foreign Common Stocks (Cost $2,827)		3,076

EXCHANGE-TRADED FUND — 0.7%
iShares MSCI Germany ETF†	926	24

Total Exchange-Traded Fund (Cost $22)		24

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)
MONEY MARKET FUND — 6.4%
PNC Government Money Market Fund, Class I Shares 0.080%† (A)	209,350	$209

Total Money Market Fund (Cost $209)		209

TOTAL INVESTMENTS — 100.4% (Cost $3,058)**		3,309

Other Assets & Liabilities – (0.4)%		(14)

TOTAL NET ASSETS — 100.0%		$3,295

*  Non-income producing security.

**  Aggregate cost for Federal income tax purposes is (000) $3,058.

Gross unrealized appreciation (000)	$276
Gross unrealized depreciation (000)	(25)

Net unrealized appreciation (000)	$251

†  Affiliated Holding. See Note 3 in Notes to Financial Statements.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $45 (000) and represents 1.4% of net assets as of May 31, 2016.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Fund	$24	$–	$–	$24

Foreign Common Stocks:

Australia	–	47	–	47

Belgium	–	48	–	48

Canada	22	–	–	22

China	67	34	–	101

Denmark	79	120	–	199

France	–	142	–	142

Germany	80	276	–	356

Hong Kong	–	116	–	116

Hungary	47	–	–	47

India	50	–	–	50

Ireland	115	–	–	115

Israel	55	–	–	55

Italy	–	64	–	64

Japan	57	495	–	552

Kenya	54	–	–	54

Netherlands	44	79	–	123

Norway	–	42	–	42

Philippines	21	–	–	21

South Korea	–	29	–	29

Spain	–	115	–	115

Sweden	–	125	–	125

Switzerland	–	198	–	198

United Kingdom	155	300	–	455

Money Market Fund	209	–	–	209

Total Assets - Investments in Securities	$1,079	$2,230	$–	$3,309

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  G r o w  t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

At May 31, 2016, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks

Japan	16.8%	$ 552

United Kingdom	13.8	455

Germany	10.8	356

Denmark	6.0	199

Switzerland	6.0	198

France	4.3	142

Sweden	3.8	125

Netherlands	3.7	123

Hong Kong	3.5	116

Ireland	3.5	115

Spain	3.5	115

China	3.1	101

Italy	1.9	64

Israel	1.7	55

Kenya	1.6	54

India	1.5	50

Belgium	1.5	48

Hungary	1.4	47

Australia	1.4	47

Norway	1.3	42

South Korea	0.9	29

Canada	0.7	22

Philippines	0.6	21

Total Foreign Common Stocks	93.3	3,076

Exchange-Traded Fund	0.7	24

Money Market Fund	6.4	209

Total Investments	100.4	3,309

Other Assets and Liabilities	(0.4)	(14)

Net Assets	100.0%	$3,295

See Notes to Financial Statements.

P N C  L a r g e  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)
COMMON STOCKS — 97.4%
Consumer Discretionary — 14.2%
Comcast, Cl A	9,120	$577
D.R. Horton	9,650	295
Foot Locker	5,330	298
Ford Motor	20,770	280
Home Depot	4,410	583
NIKE, Cl B	6,710	370
O’Reilly Automotive*	1,610	426
Tractor Supply	3,640	350
Walt Disney	5,570	553
Wyndham Worldwide	4,360	294

		4,026

Consumer Staples — 10.3%
Altria Group	8,130	517
Constellation Brands, Cl A	3,780	579
CVS Health	5,440	525
Dr Pepper Snapple Group	5,970	546
Hormel Foods	6,490	223
Kroger	7,050	252
Tyson Foods, Cl A	4,000	255

		2,897

Energy — 5.5%
Exxon Mobil	5,257	468
Schlumberger (Curacao)	6,730	513
TOTAL SA, ADR (France)	11,660	566

		1,547

Financials — 14.0%
BNY Mellon	6,600	278
JPMorgan Chase	12,380	808
Northern Trust	5,770	427
Principal Financial Group	10,230	456
Public Storage REIT	1,540	391
S&P Global	3,850	430
Simon Property Group REIT	1,360	269
Visa, Cl A	4,280	338
Wells Fargo	11,082	562

		3,959

Healthcare — 13.6%
Aetna	2,800	317
Amgen	3,610	570
Cigna	2,130	273
Edwards Lifesciences*	6,640	654
Gilead Sciences	2,800	244
Johnson & Johnson	5,079	573
Pfizer	17,320	601
Thermo Fisher Scientific	2,380	361
Universal Health Services, Cl B	1,960	264

		3,857

Industrials — 12.8%
Alaska Air Group	3,780	251
Cintas	5,240	497
General Dynamics	2,860	406
General Electric	9,344	282
Honeywell International	4,780	544
Illinois Tool Works	3,240	344
Ingersoll-Rand PLC (Ireland)	4,200	281
Lockheed Martin	1,400	331

	Number of Shares	Value (000)

Northrop Grumman	1,980	$421
Raytheon	2,040	264

		3,621

Information Technology — 17.1%
Accenture PLC, Cl A (Ireland)	3,010	358
Alphabet, Cl A*	1,089	815
Apple	6,518	651
Check Point Software Technologies (Israel)*#	3,810	324
Cisco Systems	8,050	234
Facebook, Cl A*	6,030	716
Lam Research	4,750	393
Microsoft	5,500	292
TE Connectivity (Switzerland)	6,170	370
Texas Instruments	6,680	405
Vantiv, Cl A*	5,050	272

		4,830

Materials — 4.0%
Celanese, Series A	5,580	393
Dow Chemical	7,510	386
PPG Industries	3,220	347

		1,126

Telecommunication Services — 1.8%
Verizon Communications	9,960	507

Utilities — 4.1%
American Electric Power	4,760	308
American Water Works	4,360	323
WEC Energy Group	8,600	517

		1,148

Total Common Stocks
(Cost $25,032)		27,518

EXCHANGE-TRADED FUND — 1.1%
SPDR® S&P 500® ETF Trust	1,500	315

Total Exchange-Traded Fund
(Cost $315)		315

MONEY MARKET FUND — 1.4%
PNC Government Money Market Fund, Class I Shares 0.080%† (A)	375,306	375

Total Money Market Fund
(Cost $375)		375

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.9%
(Cost $25,722)		28,208

See Notes to Financial Statements.

P N C  L a r g e  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.0%
Affiliated Money Market Fund — 0.9%
PNC Government Money Market Fund, Class I Shares 0.080%† (A)	252,217	$252

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.250% (A)	31,814	32

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $284)‡		284

TOTAL INVESTMENTS — 100.9% (Cost $26,006)**		28,492

Other Assets & Liabilities – (0.9)%		(242)

TOTAL NET ASSETS — 100.0%		$28,250

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $26,020.

Gross unrealized appreciation (000)	$3,007
Gross unrealized depreciation (000)	(535)

Net unrealized appreciation (000)	$2,472

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $282 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$27,518	$–	$–	$27,518

Exchange-Traded Fund	315	–	–	315

Money Market Fund	375	–	–	375

Short-Term Investments Purchased With Collateral From Securities Loaned	284	–	–	284

Total Assets - Investments in Securities	$28,492	$–	$–	$28,492

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of May 31, 2016, such liabilities are categorized within the valuation hierarchy as follows:
	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$284	$–	$284

Total Liabilities - Collateral Received for Loaned Securities	$–	$284	$–	$284

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  L a r g e  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — 98.0%
Consumer Discretionary — 22.7%
Burlington Stores*	18,100	$1,092
Carnival (Panama)	25,850	1,234
Comcast, Cl A	26,500	1,677
D.R. Horton	52,800	1,614
Foot Locker	20,760	1,161
Hasbro	17,890	1,562
Home Depot	19,630	2,593
McDonald’s	12,480	1,523
Newell Rubbermaid	19,620	936
NIKE, Cl B	17,150	947
O’Reilly Automotive*	6,000	1,587
Scripps Networks Interactive, Cl A	22,040	1,418
Tractor Supply	13,280	1,276
Walt Disney	20,680	2,052
Wyndham Worldwide	20,430	1,377

		22,049

Consumer Staples — 12.2%
Altria Group	29,940	1,905
Casey’s General Stores	12,610	1,516
Constellation Brands, Cl A	8,050	1,233
CVS Health	12,240	1,181
Dr Pepper Snapple Group	10,110	924
Hormel Foods	31,260	1,076
Kroger	21,430	766
PepsiCo	24,080	2,436
Tyson Foods, Cl A	13,850	883

		11,920

Financials — 3.7%
BNY Mellon	23,370	983
Extra Space Storage REIT	17,300	1,608
FactSet Research Systems	6,160	980

		3,571

Healthcare — 14.3%
Amgen	13,180	2,082
Biogen*	3,910	1,133
Cigna	6,610	847
Edwards Lifesciences*	11,620	1,145
Gilead Sciences	16,670	1,451
Johnson & Johnson	18,210	2,052
Pfizer	30,140	1,046
Quintiles Transnational Holdings*	14,900	1,011
Thermo Fisher Scientific	11,860	1,800
Universal Health Services, Cl B	9,620	1,297

		13,864

Industrials — 13.3%
Alaska Air Group	13,210	877
Carlisle	11,440	1,188
Cintas	15,000	1,422
Equifax	13,240	1,665
General Dynamics	9,700	1,376
Ingersoll-Rand PLC (Ireland)	21,390	1,429
Lockheed Martin	5,040	1,191
Northrop Grumman	6,100	1,297
Raytheon	9,050	1,173
Southwest Airlines	30,900	1,313

		12,931

	Number of Shares	Value (000)

Information Technology — 25.8%
Accenture PLC, Cl A (Ireland)	13,260	$1,578
Alphabet, Cl A*	5,040	3,774
Amdocs (Guernsey)	24,400	1,415
Apple	40,536	4,048
Arrow Electronics*	17,130	1,107
CDW	31,750	1,351
Check Point Software Technologies (Israel)*#	18,760	1,594
Facebook, Cl A*	26,700	3,172
Intel	30,640	968
Lam Research	19,100	1,582
Microsoft	31,050	1,646
TE Connectivity (Switzerland)	15,680	941
Texas Instruments	16,340	990
Vantiv, Cl A*	16,840	905

		25,071

Materials — 5.0%
Celanese, Series A	23,190	1,635
Dow Chemical	45,830	2,354
PPG Industries	7,980	859

		4,848

Utilities — 1.0%
NextEra Energy	7,920	951

Total Common Stocks (Cost $87,235)		95,205

EXCHANGE-TRADED FUND — 0.5%
iShares Russell 1000 Growth ETF†	5,000	504

Total Exchange-Traded Fund (Cost $502)		504

MONEY MARKET FUND — 2.0%
PNC Government Money Market Fund, Class I Shares 0.080%† (A) (B)	1,945,606	1,946

Total Money Market Fund (Cost $1,946)		1,946

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.5% (Cost $89,683)		97,655

See Notes to Financial Statements.

	Number of Shares	Value (000)

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.6%
Affiliated Money Market Fund — 1.4%
PNC Government Money Market Fund, Class I Shares 0.080%† (A)	1,372,466	$1,373

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.250% (A)	173,118	173

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $1,546)‡		1,546

TOTAL INVESTMENTS — 102.1% (Cost $91,229)**		$99,201

Other Assets & Liabilities – (2.1)%		(2,084)

TOTAL NET ASSETS — 100.0%		$97,117

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $91,293.

Gross unrealized appreciation (000)	$9,442
Gross unrealized depreciation (000)	(1,534)

Net unrealized appreciation (000)	$7,908

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,536 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® E-Mini	10	$1,003	06/17/16	$44

 Cash in the amount of $42,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,103,406 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

P N C  L a r g e  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$95,205	$–	$–	$95,205

Exchange-Traded Fund	504	–	–	504

Money Market Fund	1,946	–	–	1,946

Short-Term Investments Purchased With Collateral From Securities Loaned	1,546	–	–	1,546

Total Assets - Investments in Securities	$99,201	$–	$–	$99,201

Other Financial Instruments

Futures Contracts	$44	$–	$–	$44

Total Assets - Other Financial Instruments	$44	$–	$–	$44

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of May 31, 2016, such liabilities are categorized within the valuation hierarchy as follows:
	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$1,546	$–	$1,546

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,546	$–	$1,546

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  L a r g e  C a p  V a l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)
COMMON STOCKS — 97.9%
Consumer Discretionary — 7.3%
Carnival (Panama)	32,480	$1,551
Comcast, Cl A	21,220	1,343
D.R. Horton	37,600	1,149
Foot Locker	17,250	965
Home Depot	8,330	1,101
Scripps Networks Interactive, Cl A	17,180	1,105
Wyndham Worldwide	15,360	1,035

		8,249

Consumer Staples — 7.7%
Constellation Brands, Cl A	8,200	1,256
CVS Health	24,810	2,393
Hormel Foods	35,380	1,217
Kroger	31,410	1,123
Reynolds American	33,120	1,646
Tyson Foods, Cl A	16,380	1,045

		8,680

Energy — 11.5%
Chevron	19,670	1,987
Exxon Mobil	63,170	5,623
Schlumberger (Curacao)	32,900	2,510
TOTAL SA, ADR (France)	59,580	2,891

		13,011

Financials — 24.7%
AmTrust Financial Services	60,630	1,608
BNY Mellon	41,050	1,727
Cincinnati Financial	23,900	1,651
Discover Financial Services	31,970	1,816
Extra Space Storage REIT	12,600	1,171
JPMorgan Chase	77,170	5,037
Marsh & McLennan	25,720	1,699
Northern Trust	25,110	1,861
Prudential Financial	15,700	1,244
Public Storage REIT	6,000	1,522
S&P Global	11,060	1,237
Simon Property Group REIT	8,600	1,700
SunTrust Banks	39,240	1,720
Wells Fargo	80,530	4,084

		28,077

Healthcare — 10.6%
Aetna	13,630	1,543
Amgen	12,870	2,033
Cigna	8,500	1,089
Johnson & Johnson	24,690	2,782
Mylan NV (Netherlands)*	20,710	898
Pfizer	83,740	2,906
Teva Pharmaceutical Industries, ADR (Israel)	16,030	831

		12,082

Industrials — 11.3%
Alaska Air Group	19,670	1,306
Carlisle	11,900	1,235
Equifax	11,100	1,396
General Dynamics	7,790	1,105
General Electric	37,900	1,146
Honeywell International	15,920	1,812
Illinois Tool Works	10,740	1,139
Northrop Grumman	9,020	1,918

	Number of Shares	Value (000)

Raytheon	13,280	$1,722

		12,779

Information Technology — 10.2%
Accenture PLC, Cl A (Ireland)	9,830	1,169
Amdocs (Guernsey)	20,220	1,173
CDW	33,490	1,425
Cisco Systems	40,470	1,176
Intel	70,430	2,225
Lam Research	15,360	1,272
Microsoft	16,830	892
TE Connectivity (Switzerland)	17,000	1,020
Texas Instruments	19,390	1,175

		11,527

Materials — 4.3%
Celanese, Series A	15,910	1,121
Dow Chemical	49,300	2,532
PPG Industries	11,770	1,268

		4,921

Telecommunication Services — 2.7%
AT&T	45,980	1,800
Verizon Communications	25,840	1,315

		3,115

Utilities — 7.6%
American Electric Power	27,190	1,760
American Water Works	36,830	2,729
WEC Energy Group	39,360	2,367
Xcel Energy	41,490	1,717

		8,573

Total Common Stocks (Cost $102,045)		111,014

EXCHANGE-TRADED FUND — 1.1%
iShares Russell 1000 Value ETF†	12,500	1,280

Total Exchange-Traded Fund (Cost $1,276)		1,280

MONEY MARKET FUND — 0.8%
PNC Government Money Market Fund, Class I Shares 0.080%† (A)	914,409	914

Total Money Market Fund (Cost $914)		914

TOTAL INVESTMENTS — 99.8%
(Cost $104,235)**		113,208

Other Assets & Liabilities – 0.2%		248

TOTAL NET ASSETS — 100.0%		$113,456

See Notes to Financial Statements.

P N C  L a r g e  C a p  V a l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $104,371.

Gross unrealized appreciation (000)	$11,246
Gross unrealized depreciation (000)	(2,409)

Net unrealized appreciation (000)	$8,837

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$111,014	$–	$–	$111,014

Exchange-Traded Fund	1,280	–	–	1,280

Money Market Fund	914	–	–	914

Total Assets - Investments in Securities	$113,208	$–	$–	$113,208

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  M i d  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)
COMMON STOCKS — 98.1%
Consumer Discretionary — 22.8%
Advance Auto Parts	1,722	$265
American Axle & Manufacturing Holdings*	9,547	159
CarMax*#	4,799	257
Dollar Tree*	4,172	378
Gildan Activewear (Canada)	8,104	242
Harman International Industries	1,087	85
HSN	3,067	161
Lithia Motors, Cl A	1,506	124
Madison Square Garden, Cl A*	1,274	213
MSG Networks, Cl A*	3,806	66
Polaris Industries#	1,743	148

		2,098

Consumer Staples — 5.7%
Boston Beer, Cl A*	641	99
Casey’s General Stores	830	100
TreeHouse Foods*	3,420	324

		523

Energy — 1.0%
World Fuel Services	2,096	97

Financials — 32.1%
Affiliated Managers Group*	1,809	314
AmTrust Financial Services	12,703	337
Bank of the Ozarks	8,753	341
CBRE Group, Cl A*	3,148	94
Credit Acceptance*#	1,156	216
Discover Financial Services	3,968	225
Eagle Bancorp*	4,738	244
FactSet Research Systems	890	142
Home BancShares	3,366	148
LegacyTexas Financial Group	6,427	173
National General Holdings	10,229	212
PRA Group*	8,046	221
RLI	4,245	281

		2,948

Healthcare — 2.1%
PAREXEL International*	3,100	195

Industrials — 18.1%
B/E Aerospace	3,187	152
Colfax*	3,324	90
EnerSys	3,197	192
Genesee & Wyoming, Cl A*	1,966	118
Graco	1,075	86
Middleby*	869	108
Norfolk Southern	2,203	185
Snap-on	969	157
TransDigm Group*	1,031	272
United Rentals*	1,098	77
Wabtec	2,913	225

		1,662

Information Technology — 16.3%
Alliance Data Systems*	860	191
Manhattan Associates*	6,157	406
Open Text (Canada)#	3,800	223
OSI Systems*	4,540	242
Trimble Navigation*	7,994	204

	Number of Shares	Value (000)

WEX*	2,546	$235

		1,501

Total Common Stocks (Cost $7,828)		9,024

MONEY MARKET FUND — 2.1%
PNC Government Money Market Fund, Class I Shares 0.080%† (A)	194,032	194

Total Money Market Fund (Cost $194)		194

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.2% (Cost $8,022)		9,218

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 9.0%
Affiliated Money Market Fund — 8.0%
PNC Government Money Market Fund, Class I Shares 0.080%† (A)	734,732	735

Money Market Fund — 1.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.250% (A)	92,676	92

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $827)‡		827

TOTAL INVESTMENTS — 109.2% (Cost $8,849)**		10,045

Other Assets & Liabilities – (9.2)%		(849)

TOTAL NET ASSETS — 100.0%		$9,196

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $8,850.

Gross unrealized appreciation (000)	$1,836
Gross unrealized depreciation (000)	(641)

Net unrealized appreciation (000)	$1,195

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $811 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

P N C  M i d  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$9,024	$–	$–	$9,024

Money Market Fund	194	–	–	194

Short-Term Investments Purchased With Collateral From Securities Loaned	827	–	–	827

Total Assets - Investments in Securities	$10,045	$–	$–	$10,045

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of May 31, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$827	$–	$827

Total Liabilities - Collateral Received for Loaned Securities	$–	$827	$–	$827

 There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  M i d  C a p  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)	Percentage of Net Assets†
COMMON STOCKS — 96.9%
Consumer Discretionary — 11.6%
Domino’s Pizza	203	$25	0.5%
NVR*	14	24	0.4%
Other Securities	20,207	568	10.7%

		617	11.6%

Consumer Staples — 4.2%
Ingredion	250	29	0.5%
WhiteWave Foods*	612	27	0.5%
Other Securities	5,273	168	3.2%

		224	4.2%

Energy — 2.8%
HollyFrontier	921	25	0.5%
Other Securities	5,995	124	2.3%

		149	2.8%

Financials — 26.3%
Alexandria Real Estate Equities REIT	261	25	0.5%
Alleghany*	56	31	0.6%
Arthur J Gallagher	608	29	0.5%
Camden Property Trust REIT	318	27	0.5%
Duke Realty REIT	1,216	29	0.5%
Everest Re Group (Bermuda)	177	32	0.6%
FactSet Research Systems	158	25	0.5%
Mid-America Apartment Communities REIT	280	29	0.5%
MSCI	324	26	0.5%
National Retail Properties REIT	545	25	0.5%
New York Community Bancorp	1,937	30	0.6%
Raymond James Financial	453	25	0.5%
Regency Centers REIT	361	28	0.5%
Reinsurance Group of America	244	24	0.4%
SEI Investments	501	26	0.5%
Signature Bank*	206	28	0.5%
Other Securities	31,960	962	18.1%

		1,401	26.3%

Healthcare — 8.3%
Cooper	173	28	0.5%
IDEXX Laboratories*	302	26	0.5%
MEDNAX*	373	26	0.5%
Mettler-Toledo International*	96	36	0.7%
ResMed	542	32	0.6%
STERIS PLC (United Kingdom)	341	24	0.4%
Other Securities	5,047	271	5.1%

		443	8.3%

Industrials — 14.6%
Carlisle	230	24	0.5%
Fortune Brands Home & Security	573	34	0.6%
Huntington Ingalls Industries	164	25	0.5%
IDEX	284	24	0.4%
JetBlue Airways*	1,469	26	0.5%
Wabtec	357	28	0.5%
Waste Connections	448	29	0.6%
Other Securities	12,078	584	11.0%

		774	14.6%

Number of Shares		Value (000)	Percentage of Net Assets†

Information Technology — 16.1%
ANSYS*	347	$31	0.6%
Broadridge Financial Solutions	413	26	0.5%
Cadence Design Systems*	1,041	26	0.5%
CDK Global	524	29	0.5%
Gartner*	277	28	0.5%
Jack Henry & Associates	299	25	0.5%
Synopsys*	545	28	0.5%
Other Securities	20,732	665	12.5%

		858	16.1%

Materials — 6.9%
Albemarle	321	25	0.5%
Ashland	228	26	0.5%
Valspar	225	25	0.4%
Other Securities	6,203	291	5.5%

		367	6.9%

Telecommunication Services — 0.2%
Other Securities	354	10	0.2%

Utilities — 5.9%
Alliant Energy	853	32	0.6%
Atmos Energy	390	28	0.6%
UGI	597	26	0.5%
Westar Energy	493	28	0.5%
Other Securities	5,380	197	3.7%

		311	5.9%

Total Common Stocks (Cost $4,690)		5,154	96.9%

EXCHANGE-TRADED FUND — 1.2%
SPDR® S&P MidCap 400® ETF Trust (USA)	226	62	1.2%

Total Exchange-Traded Fund (Cost $62)		62	1.2%

MONEY MARKET FUND — 1.7%
PNC Government Money Market Fund, Class I Shares 0.080%††(A)	91,299	91	1.7%

Total Money Market Fund (Cost $91)		91	1.7%

TOTAL INVESTMENTS — 99.8%
(Cost $4,843)**		5,307	99.8%

Other Assets & Liabilities		9	0.2%

TOTAL NET ASSETS		$5,316	100.0%

See Notes to Financial Statements.

P N C  M i d  C a p  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $5,032.

Gross unrealized appreciation (000)	$596
Gross unrealized depreciation (000)	(321)

Net unrealized appreciation (000)	$275

†

“Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund or an investment in an affiliate. Some of the individual securities within this category may include non-income producing securities.

††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s largest 50 holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Schedule of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$5,154	$–	$–	$5,154

Exchange-Traded Fund	62	–	–	62

Money Market Fund	91	–	–	91

Total Assets - Investments in Securities	$5,307	$–	$–	$5,307

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  M u l t i-F a c t o r  S m a l l  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number	Value
	of Shares	(000)

COMMON STOCKS — 96.8%
Consumer Discretionary — 11.8%
Bloomin’ Brands	58,976	$1,123
Bright Horizons Family Solutions*	31,742	2,057
Cavco Industries*	24,649	2,448
Cheesecake Factory	15,103	753
Churchill Downs	18,419	2,312
Gannett	142,180	2,221
Helen of Troy (Bermuda)*	13,756	1,415
NACCO Industries, Cl A	25,721	1,351
Papa John’s International	16,107	1,020
Pool	30,825	2,823
Sonic	37,677	1,122
Standard Motor Products	48,700	1,882
Wolverine World Wide	65,262	1,188

		21,715

Consumer Staples — 2.8%
Fresh Del Monte Produce (Cayman Islands)	33,588	1,759
Ingles Markets, Cl A	33,664	1,255
SpartanNash	42,812	1,272
TreeHouse Foods*	8,071	764

		5,050

Energy — 2.3%
Baytex Energy (Canada)	469,888	2,298
DHT Holdings (Marshall Islands)	160,306	875
Par Pacific Holdings*	73,140	1,119

		4,292

Financials — 24.6%
Agree Realty REIT	55,850	2,378
Allied World Assurance Company Holdings AG (Switzerland)	22,208	823
American Assets Trust REIT	27,465	1,099
Argo Group International Holdings (Bermuda)	46,303	2,438
Banco Macro SA, ADR (Argentina)	29,444	1,840
Banner	20,937	932
Capital Bank Financial, Cl A	80,984	2,498
Care Capital Properties REIT	28,365	737
CenterState Banks	124,039	1,962
Employers Holdings	73,957	2,208
Essent Group (Bermuda)*	40,592	887
FBL Financial Group, Cl A	24,052	1,513
Fidelity Southern	74,588	1,220
First Financial Bancorp	105,942	2,094
First Merchants	40,835	1,058
First Midwest Bancorp	45,597	853
FirstService (Canada)	39,367	1,861
KCG Holdings, Cl A*	178,529	2,512
Mercantile Bank	72,157	1,764
Opus Bank	21,027	792
Post Properties REIT	16,119	976
PS Business Parks REIT	18,904	1,866
Ryman Hospitality Properties REIT	28,363	1,392
South State	43,983	3,188
Summit Hotel Properties REIT	84,619	990
Sun Communities REIT	30,306	2,116
Wilshire Bancorp	160,431	1,834
WSFS Financial	40,404	1,433

		45,264

	Number	Value
	of Shares	(000)

Healthcare — 13.5%
Amsurg*	17,983	$1,345
ANI Pharmaceuticals*#	41,056	2,223
BioSpecifics Technologies*	51,042	1,916
Cantel Medical	40,271	2,675
Concordia Healthcare (Canada)#	69,233	2,134
Dyax* (A) (B)	51,786	58
Flamel Technologies SA, ADR (France)*	207,835	2,211
Horizon Pharma PLC (Ireland)*	70,531	1,215
ICON PLC (Ireland)*	35,641	2,511
INC Research Holdings, Cl A*	18,761	816
Ironwood Pharmaceuticals*	93,475	1,168
Molina Healthcare*	26,893	1,302
Natus Medical*	34,427	1,113
Neurocrine Biosciences*	19,656	976
PAREXEL International*	17,756	1,117
U.S. Physical Therapy	34,780	2,009

		24,789

Industrials — 15.9%
AECOM*	46,845	1,504
American Woodmark*	15,810	1,277
Comfort Systems USA	65,208	2,087
Curtiss-Wright	20,782	1,729
Douglas Dynamics	45,353	985
EnerSys	31,753	1,909
Ennis	89,192	1,629
Federal Signal	117,410	1,528
General Cable	51,036	697
Hawaiian Holdings*	37,359	1,512
Multi-Color	26,405	1,646
National Presto Industries#	22,362	1,999
Novanta (Canada)*	142,091	2,175
Toro	32,812	2,930
Universal Forest Products	42,525	3,570
Wabash National*	147,611	2,093

		29,270

Information Technology — 16.2%
Aspen Technology*	54,081	2,061
CACI International, Cl A*	15,015	1,513
CoreLogic*	60,700	2,262
Euronet Worldwide*	17,115	1,366
EVERTEC (Puerto Rico)	160,431	2,456
ExlService Holdings*	34,284	1,776
Fleetmatics Group PLC (Ireland)*	30,040	1,229
Manhattan Associates*	19,600	1,292
Mellanox Technologies (Israel)*	54,966	2,605
Microsemi*	79,250	2,681
Net 1 UEPS Technologies*	96,009	1,055
Sanmina*	36,195	970
Silicon Laboratories*	38,647	1,923
Synaptics*	27,941	1,895
Take-Two Interactive Software*	42,524	1,655
Tech Data*	26,173	1,978
Tyler Technologies*	6,554	1,005

		29,722

Materials — 6.7%
AEP Industries	32,924	1,976
Graphic Packaging Holding	68,346	916
Innophos Holdings	76,841	2,946

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Minerals Technologies	20,915	$1,205
Neenah Paper	18,351	1,273
PolyOne	35,687	1,337
Sonoco Products	54,325	2,590

		12,243

Telecommunication Services — 0.6%
8x8*	91,547	1,169

Utilities — 2.4%
American States Water	57,640	2,251
WGL Holdings	32,891	2,146

		4,397

Total Common Stocks (Cost $163,110)		177,911

MASTER LIMITED PARTNERSHIPS — 1.7%
Energy — 1.1%
Shell Midstream Partners LP	22,915	773
Valero Energy Partners LP	29,394	1,360

		2,133

Financials — 0.6%
Ares Management LP#	73,825	1,041

Total Master Limited Partnerships (Cost $3,419)		3,174

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.5%
PNC Government Money Market Fund, Class I Shares 0.080%† (C)	2,757,166	$2,757

Total Money Market Fund (Cost $2,757)		2,757

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.0% (Cost $169,286)		183,842

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.9%
Affiliated Money Market Fund — 2.6%
PNC Government Money Market Fund, Class I Shares 0.080%† (C)	4,787,921	4,788

Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.250% (C)	603,930	604

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $5,392)‡		5,392

TOTAL INVESTMENTS — 102.9% (Cost $174,678)**		189,234

Other Assets & Liabilities – (2.9)%		(5,348)

TOTAL NET ASSETS — 100.0%		$183,886

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $175,518.

Gross unrealized appreciation (000)	$18,886
Gross unrealized depreciation (000)	(5,170)

Net unrealized appreciation (000)	$13,716

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $5,233 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $58 (000) and represents less than 0.1% of net assets as of May 31, 2016.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$177,853	$–	$58	$177,911

Master Limited Partnerships	3,174	–	–	3,174

Money Market Fund	2,757	–	–	2,757

Short-Term Investments Purchased With Collateral From Securities Loaned	5,392	–	–	5,392

Total Assets - Investments in Securities	$189,176	$–	$58	$189,234

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of May 31, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$5,392	$–	$5,392

Total Liabilities - Collateral Received for Loaned Securities	$–	$5,392	$–	$5,392

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r   S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)
COMMON STOCKS — 98.1%
Consumer Discretionary — 15.9%
American Axle & Manufacturing Holdings*	54,167	$903
Bright Horizons Family Solutions*	17,388	1,126
Brinker International	8,615	387
Cato, Cl A	10,865	411
Cavco Industries*	9,614	955
Churchill Downs	6,596	828
Cooper Tire & Rubber	13,484	433
Cracker Barrel Old Country Store#	3,110	471
Denny’s*	71,535	768
Francesca’s Holdings*	48,241	503
Gentherm*	13,887	508
GNC Holdings, Cl A	30,467	794
Grand Canyon Education*	18,017	752
Helen of Troy (Bermuda)*	12,095	1,244
Iconix Brand Group*#	108,953	840
NACCO Industries, Cl A	17,013	894
Pool	12,252	1,122
Thor Industries	10,707	696
Vail Resorts	7,199	945
ZAGG*	81,361	394

		14,974

Consumer Staples — 3.0%
Fresh Del Monte Produce (Cayman Islands)	26,333	1,379
J&J Snack Foods	3,866	408
Pinnacle Foods	23,497	990

		2,777

Financials — 10.4%
BNC Bancorp	33,495	798
Capital Bank Financial, Cl A	28,696	885
Cardinal Financial	26,801	608
Employers Holdings	27,293	815
First Commonwealth Financial	46,386	435
Heritage Financial	52,880	966
Horace Mann Educators	17,205	586
Maiden Holdings (Bermuda)	96,832	1,270
MarketAxess Holdings	2,703	378
Morningstar	11,272	952
Navigators Group*	9,745	888
Old National Bancorp	49,680	654
Sovran Self Storage REIT	4,829	523

		9,758

Healthcare — 21.9%
ABIOMED*	3,903	388
Amsurg*	10,989	822
Anacor Pharmaceuticals*	4,762	473
BioSpecifics Technologies*	18,549	696
Cantel Medical	22,116	1,469
Chemed	7,000	913
Concert Pharmaceuticals*	26,854	357
Dyax* (A) (B)	28,169	31
Eagle Pharmaceutical*#	6,689	318
Flamel Technologies SA, ADR (France)*	81,982	872
Globus Medical, Cl A*	28,116	682
HealthSouth	23,222	936
ICON PLC (Ireland)*	15,575	1,097
INC Research Holdings, Cl A*	22,444	977
Intra-Cellular Therapies*	26,311	1,018
LifePoint Health*	9,094	603

	Number of Shares	Value (000)

Ligand Pharmaceuticals*	9,182	$1,098
Medidata Solutions*	12,492	574
Molina Healthcare*	21,898	1,060
Momenta Pharmaceuticals*	91,139	1,074
Neurocrine Biosciences*	22,347	1,110
Omnicell*	33,913	1,097
PAREXEL International*	9,378	590
Prestige Brands Holdings*	7,402	400
Team Health Holdings*	10,028	481
Teleflex	2,341	377
West Pharmaceutical Services	7,782	584
Xencor*	35,310	499

		20,596

Industrials — 15.6%
Actuant, Cl A	28,581	780
AZZ	9,812	579
Comfort Systems USA	42,035	1,345
Curtiss-Wright	12,296	1,023
Douglas Dynamics	22,634	492
Dycom Industries*	8,397	713
Federal Signal	63,886	831
Global Brass & Copper Holdings	28,464	777
Healthcare Services Group	24,207	944
John Bean Technologies	28,252	1,714
Matthews International, Cl A	28,504	1,564
Mueller Industries	30,684	954
Multi-Color	8,832	551
National Presto Industries#	9,539	853
Patrick Industries*	9,793	523
Teledyne Technologies*	4,280	420
Toro	6,203	554

		14,617

Information Technology — 23.3%
Aspen Technology*	25,184	960
Cardtronics*	27,865	1,095
ChipMOS TECHNOLOGIES Bermuda	57,510	1,085
Cray*	14,337	478
Euronet Worldwide*	17,471	1,394
EVERTEC (Puerto Rico)	64,839	993
ExlService Holdings*	28,155	1,458
Fair Isaac	11,775	1,312
Guidewire Software*	6,710	394
Ingram Micro, Cl A	26,718	925
Integrated Device Technology*	28,499	666
j2 Global	10,472	701
Jabil Circuit	26,711	510
LogMeIn*	5,527	339
Luxoft Holding (British Virgin Islands)*	8,922	579
Manhattan Associates*	18,160	1,197
Methode Electronics	17,095	505
Microsemi*	49,007	1,658
RingCentral, Cl A*	31,646	625
Sapiens International NV (Curacao)	62,863	764
SS&C Technologies Holdings	6,160	379
Synaptics*	9,774	663
Syntel*	18,926	872
Teradyne	55,546	1,100
Tyler Technologies*	2,461	377
Virtusa*	24,513	864

		21,893

See Notes to Financial Statements.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — 7.0%
AEP Industries	8,457	$507
AptarGroup	12,250	946
Graphic Packaging Holding	40,503	543
Innophos Holdings	30,982	1,188
Innospec	22,421	1,089
Neenah Paper	21,044	1,460
U.S. Concrete*	12,955	831

		6,564

Telecommunication Services — 1.0%
General Communication, Cl A*	58,764	916

Total Common Stocks (Cost $82,768)		92,095

MASTER LIMITED PARTNERSHIP — 1.1%
Energy — 1.1%
Shell Midstream Partners LP	30,834	1,041

Total Master Limited Partnership (Cost $1,007)		1,041

MONEY MARKET FUND — 2.6%
PNC Government Money Market Fund, Class I Shares 0.080%† (C)	2,384,976	2,385

Total Money Market Fund (Cost $2,385)		2,385

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 101.8% (Cost $86,160)		95,521

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.6%
Affiliated Money Market Fund — 2.3%
PNC Government Money Market Fund, Class I Shares 0.080%† (C)	2,183,484	$2,184
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.250% (C)	275,416	275

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $2,459)‡		2,459

TOTAL INVESTMENTS — 104.4% (Cost $88,619)**		97,980

Other Assets & Liabilities – (4.4)%		(4,134)

TOTAL NET ASSETS — 100.0%		$93,846

*  Non-income producing security.

**  Aggregate cost for Federal income tax purposes is (000) $89,036.

Gross unrealized appreciation (000)	$13,040
Gross unrealized depreciation (000)	(4,096)

Net unrealized appreciation (000)	$8,944

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,414 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $31 (000) and represents less than 0.1% of net assets as of May 31, 2016.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$92,064	$–	$31	$92,095

Master Limited Partnership	1,041	–	–	1,041

Money Market Fund	2,385	–	–	2,385

Short-Term Investments Purchased With Collateral From Securities Loaned	2,459	–	–	2,459

Total Assets - Investments in Securities	$97,949	$–	$31	$97,980

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of May 31, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$2,459	$–	$2,459

Total Liabilities - Collateral Received for Loaned Securities	$–	$2,459	$–	$2,459

 There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  V a l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — 95.3%
Consumer Discretionary — 6.9%
American Axle & Manufacturing Holdings*	27,048	$451
Cooper-Standard Holding*	1,562	134
LGI Homes*	3,943	107
Lithia Motors, Cl A	1,913	157
Monro Muffler Brake	1,992	125
Outerwall#	3,216	133
Pool	2,987	273
Smith & Wesson Holding*	4,789	117
Starz, Cl A*	6,330	171
Steven Madden*	4,666	160

		1,828

Consumer Staples — 3.4%
B&G Foods	9,167	394
SpartanNash	9,985	297
Universal	3,602	197

		888

Energy — 3.3%
Cosan, Cl A (Bermuda)	18,397	100
Hallador Energy#	41,482	177
Nordic American Tankers (Bermuda)#	38,611	593

		870

Financials — 43.2%
American Capital Mortgage Investment REIT	11,544	183
Ares Commercial Real Estate REIT	42,247	506
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	21,506	574
BankFinancial	10,543	134
BB&T	7,244	263
BBCN Bancorp	16,095	262
Brookline Bancorp	21,822	254
Camden National	2,710	117
Cardinal Financial	23,434	532
Citizens & Northern	17,334	351
CNO Financial Group	11,219	228
Community Bank System	4,309	178
CoreSite Realty REIT	8,430	639
CYS Investments REIT	48,469	396
Dime Community Bancshares	27,066	497
DuPont Fabros Technology REIT	13,819	585
Dynex Capital REIT	38,351	257
EMC Insurance Group	4,566	122
Fidelity Southern	8,748	143
First Commonwealth Financial	29,453	277
FirstMerit	8,243	187
FNB	9,504	127
Fox Chase Bancorp	9,876	200
Fulton Financial	25,193	359
Heartland Financial USA	4,962	174
Home BancShares	3,879	170
Horace Mann Educators	6,406	218
Lakeland Bancorp	10,672	123
Lakeland Financial	6,305	309
Maiden Holdings (Bermuda)	38,608	506
Monmouth Real Estate Investment REIT	21,004	250
ProAssurance	3,612	190
Prospect Capital#	70,427	529
S&T Bancorp	6,300	163
Stonegate Bank	3,621	116

	Number of Shares	Value (000)

Summit Hotel Properties REIT	46,414	$543
Territorial Bancorp	9,629	253
Umpqua Holdings	7,989	128
Waterstone Financial	13,843	200
Wintrust Financial	2,725	145

		11,388

Healthcare — 3.9%
Cambrex*	2,372	116
INC Research Holdings, Cl A*	2,800	122
Landauer	4,558	181
Meridian Bioscience	9,499	185
MiMedx Group*#	19,008	149
Supernus Pharmaceuticals*	14,131	276

		1,029

Industrials — 12.3%
AAR	21,499	525
American Railcar Industries#	12,335	489
Barrett Business Services	4,205	157
Comfort Systems USA	5,515	177
EMCOR Group	5,082	242
Ennis	13,755	251
General Cable	15,635	214
Global Brass & Copper Holdings	9,835	268
National Presto Industries#	1,528	137
Navigant Consulting*	13,314	212
Ritchie Bros. Auctioneers (Canada)#	6,065	198
RPX*	14,799	149
Viad	7,268	231

		3,250

Information Technology — 12.3%
AVG Technologies NV (Netherlands)*	5,716	110
Bel Fuse, Cl B	13,692	247
Benchmark Electronics*	8,688	180
Canadian Solar (Canada)*#	18,070	337
EVERTEC (Puerto Rico)	10,698	164
ManTech International, Cl A	4,036	145
Net 1 UEPS Technologies*	26,026	286
PC Connection	6,462	149
Plexus*	5,547	244
Polycom*	16,697	200
Sanmina*	20,448	548
Tech Data*	3,360	254
Tessera Technologies	4,853	157
Xcerra*	31,696	207

		3,228

Materials — 2.7%
Braskem SA, ADR (Brazil)#	24,541	285
Chase	2,563	150
Olympic Steel	11,764	279

		714

Telecommunication Services — 0.4%
Consolidated Communications Holdings	4,353	107

Utilities — 6.9%
El Paso Electric	4,950	221
Empresa Distribuidora Y Comercializadora Norte SA, ADR (Argentina)*	21,777	327

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  V a l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — continued
Utilities — continued
NorthWestern	6,894	$400
Otter Tail	8,504	251
Piedmont Natural Gas	4,324	260
Spire	2,968	189
Unitil	4,263	169

		1,817

Total Common Stocks (Cost $24,192)		25,119

MASTER LIMITED PARTNERSHIPS — 2.9%
Energy — 1.5%
Holly Energy Partners LP	11,702	388

Financials — 1.4%
Carlyle Group LP	23,157	371

Total Master Limited Partnerships (Cost $1,001)		759

MONEY MARKET FUND — 2.0%
PNC Government Money Market Fund, Class I Shares 0.080%† (A)	526,929	527

Total Money Market Fund (Cost $527)		527

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.2% (Cost $25,720)		26,405

	Number of Shares	Value (000)

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 10.2%
Affiliated Money Market Fund — 9.1%
PNC Government Money Market Fund, Class I Shares 0.080%† (A)	2,383,679	$2,384

Money Market Fund — 1.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.250% (A)	300,668	300

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $2,684)‡		2,684

TOTAL INVESTMENTS — 110.4%
(Cost $28,404)**		29,089

Other Assets & Liabilities – (10.4)%		(2,746)

TOTAL NET ASSETS — 100.0%		$26,343

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $28,497.

Gross unrealized appreciation (000)	$2,152
Gross unrealized depreciation (000)	(1,560)

Net unrealized appreciation (000)	$592

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,641 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$25,119	$–	$–	$25,119

Master Limited Partnerships	759	–	–	759

Money Market Fund	527	–	–	527

Short-Term Investments Purchased With Collateral From Securities Loaned	2,684	–	–	2,684

Total Assets - Investments in Securities	$29,089	$–	$–	$29,089

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of May 31, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$2,684	$–	$2,684

Total Liabilities - Collateral Received for Loaned Securities	$–	$2,684	$–	$2,684

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  S & P  5 0 0  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

Number of Shares		Value (000)	Percentage of Net Assets†
COMMON STOCKS — 98.6%
Consumer Discretionary — 12.6%
Amazon.com*	3,685	$2,663	1.6%
Comcast, Cl A	22,255	1,409	0.8%
Home Depot	11,718	1,548	0.9%
McDonald’s	8,444	1,031	0.6%
Starbucks	13,623	748	0.5%
Walt Disney	13,795	1,369	0.8%
Other Securities	248,149	12,710	7.4%

		21,478	12.6%

Consumer Staples — 10.0%
Altria Group	18,031	1,147	0.7%
Coca-Cola	35,996	1,605	0.9%
CVS Health	10,183	982	0.6%
PepsiCo	13,255	1,341	0.8%
Philip Morris International	14,248	1,406	0.8%
Procter & Gamble	24,245	1,965	1.2%
Wal-Mart Stores	14,476	1,025	0.6%
Other Securities	111,939	7,578	4.4%

		17,049	10.0%

Energy — 6.9%
Chevron	17,308	1,748	1.0%
Exxon Mobil	38,051	3,388	2.0%
Schlumberger (Curacao)	12,767	974	0.6%
Other Securities	141,106	5,728	3.3%

		11,838	6.9%

Financials — 16.9%
Bank of America	95,757	1,416	0.8%
Berkshire Hathaway, Cl B*	17,107	2,404	1.4%
BlackRock††	1,341	488	0.3%
Citigroup	27,396	1,276	0.7%
JPMorgan Chase	34,228	2,234	1.3%
PNC Financial Services Group††	5,751	516	0.3%
Visa, Cl A	17,658	1,394	0.8%
Wells Fargo	42,746	2,168	1.3%
Other Securities	320,697	17,027	10.0%

		28,923	16.9%

Healthcare — 14.5%
AbbVie	15,248	960	0.6%
Allergan PLC (Ireland)*	3,625	855	0.5%
Amgen	7,020	1,109	0.6%
Bristol-Myers Squibb	15,819	1,134	0.7%
Celgene*	7,250	765	0.4%
Gilead Sciences	12,817	1,116	0.7%
Johnson & Johnson	25,819	2,909	1.7%
Medtronic PLC (Ireland)	13,274	1,068	0.6%
Merck	26,012	1,463	0.9%
Pfizer	55,666	1,932	1.1%
UnitedHealth Group	8,766	1,172	0.7%
Other Securities	124,961	10,330	6.0%

		24,813	14.5%

Industrials — 9.9%
3M	5,596	942	0.5%
Boeing	5,763	727	0.4%
General Electric	84,550	2,556	1.5%
Honeywell International	7,038	801	0.5%

Number of Shares		Value (000)	Percentage of Net Assets†

Other Securities	159,603	$11,928	7.0%

		16,954	9.9%

Information Technology — 19.3%
Alphabet, Cl A*	2,716	2,034	1.2%
Alphabet, Cl C*	2,757	2,028	1.2%
Apple	51,641	5,157	3.0%
Cisco Systems	46,681	1,356	0.8%
Facebook, Cl A*	21,563	2,562	1.5%
Intel	43,857	1,385	0.8%
International Business Machines	8,095	1,245	0.7%
MasterCard, Cl A	9,097	872	0.5%
Microsoft	73,131	3,876	2.3%
Oracle	29,019	1,167	0.7%
QUALCOMM	13,823	759	0.4%
Other Securities	244,792	10,523	6.2%

		32,964	19.3%

Materials — 2.7%
Other Securities	86,764	4,714	2.7%

Telecommunication Services — 2.6%
AT&T	56,576	2,215	1.3%
Verizon Communications	37,419	1,905	1.1%
Other Securities	16,694	317	0.2%

		4,437	2.6%

Utilities — 3.2%
Other Securities	102,965	5,460	3.2%

Total Common Stocks
(Cost $77,530)		168,630	98.6%

MONEY MARKET FUND — 1.2%
PNC Government Money Market Fund, Class I Shares 0.080%††(A)(B)	1,963,624	1,964	1.2%

Total Money Market Fund
(Cost $1,964)		1,964	1.2%

Total Investments Before Short-Term Investments Purchased with
Collateral from Securities Loaned – 99.8%
(Cost $79,494)	170,594	99.8%

See Notes to Financial Statements.

	Number of Shares	Value (000)	Percentage of Net Assets†
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.4%
Affiliated Money Market Fund — 0.3%
PNC Government Money Market Fund, Class I Shares 0.080%††(A)	575,136	$575	0.3%

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.250% (A)	72,545	73	0.1%

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $648)‡		648	0.4%

TOTAL INVESTMENTS — 100.2%
(Cost $80,142)**		171,242	100.2%

Other Assets & Liabilities		(285)	(0.2)%

TOTAL NET ASSETS		$170,957	100.0%

*  Non-income producing security.

**   Aggregate cost for Federal income tax purposes is (000) $85,833.

Gross unrealized appreciation (000)	$92,976
Gross unrealized depreciation (000)	(7,567)
Net unrealized appreciation (000)	$85,409

†

“Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of  the Fund or an investment in an affiliate. Some of the individual securities within this category may include securities fully or partially on loan and/or non-income producing securities. Total Value of Securities on Loan is $635 (000).

††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® E-mini	10	$1,003	06/17/16	$44

 Cash in the amount of $42,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,103,434 have been segregated on the Fund’s books and records.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s largest 50 holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets and investments in affiliates. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Schedule of Investments is available (i) without charge, upon request, by calling 1-800-622-FUND (3863); and (ii) on the SEC’s website at http://www.sec.gov.

See Notes to Financial Statements.

P N C  S & P  5 0 0  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$168,630	$–	$–	$168,630

Money Market Fund	1,964	–	–	1,964

Short-Term Investments Purchased With Collateral From Securities Loaned	648	–	–	648

Total Assets - Investments in Securities	$171,242	$–	$–	$171,242

Other Financial Instruments

Futures Contracts	$44	$–	$–	$44

Total Assets - Other Financial Instruments	$44	$–	$–	$44

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of May 31, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$648	$–	$648

Total Liabilities - Collateral Received for Loaned Securities	$–	$648	$–	$648

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  S m a l l  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)
COMMON STOCKS — 96.0%
Consumer Discretionary — 19.8%
American Axle & Manufacturing Holdings*	852,103	$14,205
Asbury Automotive Group*	151,151	8,480
Dorman Products*#	556,813	30,742
Drew Industries	443,191	34,285
Helen of Troy (Bermuda)*	202,988	20,873
HSN	406,354	21,281
Lithia Motors, Cl A	402,443	33,137
Madison Square Garden, Cl A*	150,611	25,232
Monro Muffler Brake	471,729	29,695
MSG Networks, Cl A*	451,833	7,821

		225,751

Consumer Staples — 2.2%
Boston Beer, Cl A*	44,589	6,929
TreeHouse Foods*	185,904	17,605

		24,534

Energy — 1.8%
World Fuel Services	433,137	19,911

Financials — 31.9%
AMERISAFE	80,587	4,894
AmTrust Financial Services	1,688,068	44,768
Bank of the Ozarks#	1,070,989	41,672
Colliers International Group (Canada)	445,252	17,467
Credit Acceptance*#	182,102	34,115
Diamond Hill Investment Group*	37,886	6,829
Eagle Bancorp*	842,012	43,355
FirstService (Canada) (A)	589,681	27,868
Home BancShares	372,607	16,376
LegacyTexas Financial Group	1,007,331	27,118
National General Holdings	1,552,198	32,177
PRA Group*#	1,196,821	32,925
RLI	518,242	34,261

		363,825

Healthcare — 6.9%
CorVel*	244,105	11,751
Neogen*	701,613	34,639
PAREXEL International*	520,701	32,747

		79,137

Industrials — 17.9%
Astronics*	738,145	28,419
B/E Aerospace	254,616	12,130
Colfax*	301,698	8,173
EnerSys	521,429	31,348
Genesee & Wyoming, Cl A*	152,118	9,138
GP Strategies* (A)	442,386	10,617
HEICO	420,622	27,992
KLX*	380,085	12,501
On Assignment*	678,735	25,568
Patrick Industries*	262,677	14,035
Wesco Aircraft Holdings*	1,738,667	24,498

		204,419

Information Technology — 11.9%
Manhattan Associates*	747,218	49,264
Open Text (Canada)#	408,490	23,970
OSI Systems*	217,207	11,573
Tyler Technologies*	184,300	28,251

	Number of Shares	Value (000)

WEX*	243,266	$22,444

		135,502

Materials — 3.6%
Balchem	354,937	21,278
Neenah Paper	289,164	20,065

		41,343

Total Common Stocks
(Cost $932,578)		1,094,422

MONEY MARKET FUND — 4.2%
PNC Government Money Market Fund, Class I Shares 0.080%† (B)	47,628,925	47,629

Total Money Market Fund
(Cost $47,629)		47,629

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.2%
(Cost $980,207)		1,142,051

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.4%
Affiliated Money Market Fund — 4.8%
PNC Government Money Market Fund, Class I Shares 0.080%† (B)	54,108,589	54,109

Money Market Fund — 0.6%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.250% (B)	6,825,047	6,825

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $60,934)‡		60,934

TOTAL INVESTMENTS — 105.6%
(Cost $1,041,141)**		1,202,985

Other Assets & Liabilities – (5.6)%		(63,289)

TOTAL NET ASSETS — 100.0%		$1,139,696

*  Non-income producing security.

**  Aggregate cost for Federal income tax purposes is (000) $1,050,869.

Gross unrealized appreciation (000)	$187,005
Gross unrealized depreciation (000)	(34,889)

Net unrealized appreciation (000)	$152,116

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $60,030 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Illiquid Security. Total value of illiquid securities is $38,485 (000) and represents 3.4% of net assets as of May 31, 2016.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

P N C  S m a l l  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$1,094,422	$–	$–	$1,094,422

Money Market Fund	47,629	–	–	47,629

Short-Term Investments Purchased With Collateral From Securities Loaned	60,934	–	–	60,934

Total Assets - Investments in Securities	$1,202,985	$–	$–	$1,202,985

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of May 31, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$60,934	$–	$60,934

Total Liabilities - Collateral Received for Loaned Securities	$–	$60,934	$–	$60,934

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  S m a l l  C a p  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

Number of Shares		Value (000)	Percentage of Net Assets†
COMMON STOCKS — 97.2%
Consumer Discretionary — 12.9%
Burlington Stores*	408	$24	0.3%
Pool	244	22	0.2%
Vail Resorts	203	27	0.3%
Other Securities	55,281	1,143	12.1%

		1,216	12.9%

Consumer Staples — 3.3%
Casey’s General Stores	207	25	0.3%
Post Holdings*	326	25	0.2%
TreeHouse Foods*	301	28	0.3%
Other Securities	7,594	232	2.5%

		310	3.3%

Energy — 2.6%
Other Securities	35,870	248	2.6%

Financials — 25.8%
CNO Financial Group	1,051	21	0.2%
CubeSmart REIT	984	31	0.3%
CyrusOne REIT	417	21	0.2%
DCT Industrial Trust REIT	475	21	0.2%
EPR Properties REIT	322	23	0.3%
First American Financial	606	23	0.3%
FirstMerit	942	22	0.2%
Gramercy Property Trust REIT	2,382	21	0.2%
Highwoods Properties REIT	531	26	0.3%
Investors Bancorp	1,858	22	0.3%
MarketAxess Holdings	209	29	0.3%
Medical Properties Trust REIT	1,350	20	0.2%
Prosperity Bancshares	407	22	0.2%
Sovran Self Storage REIT	222	24	0.3%
Sun Communities REIT	300	21	0.2%
Webster Financial	518	20	0.2%
Other Securities	102,484	2,060	21.9%

		2,427	25.8%

Healthcare — 13.3%
ABIOMED*	234	23	0.3%
Amsurg*	301	23	0.2%
Anacor Pharmaceuticals*	233	23	0.2%
HealthSouth	521	21	0.2%
Neurocrine Biosciences*	473	23	0.3%
PAREXEL International*	309	19	0.2%
STERIS PLC (United Kingdom)	470	33	0.4%
Team Health Holdings*	409	20	0.2%
WellCare Health Plans*	249	25	0.3%
West Pharmaceutical Services	399	30	0.3%
Other Securities	68,849	1,005	10.7%

		1,245	13.3%

Industrials — 13.0%
Curtiss-Wright	253	21	0.2%
Teledyne Technologies*	201	20	0.2%
Woodward	353	20	0.2%
Other Securities	45,368	1,165	12.4%

		1,226	13.0%

Information Technology — 17.8%
EPAM System*	280	21	0.2%
Euronet Worldwide*	292	23	0.3%

Number of Shares		Value (000)	Percentage of Net Assets†

Fair Isaac	177	$20	0.2%
FEI	232	25	0.3%
Guidewire Software*	386	23	0.2%
Manhattan Associates*	413	27	0.3%
MAXIMUS	376	22	0.2%
Microsemi*	621	21	0.2%
Tyler Technologies*	187	29	0.3%
Other Securities	71,684	1,460	15.6%

		1,671	17.8%

Materials — 4.3%
Berry Plastics Group*	673	27	0.3%
Olin	928	21	0.2%
Other Securities	20,754	353	3.8%

		401	4.3%

Telecommunication Services — 0.8%
Other Securities	8,477	73	0.8%

Utilities — 3.4%
IDACORP	275	20	0.2%
Piedmont Natural Gas	421	25	0.3%
Other Securities	7,602	270	2.9%

		315	3.4%

Total Common Stocks
(Cost $9,328)		9,132	97.2%

EXCHANGE-TRADED FUND — 2.1%
iShares Russell 2000 Index Fund (USA)††	1,721	198	2.1%

Total Exchange-Traded Fund
(Cost $190)		198	2.1%

MONEY MARKET FUND — 0.8%
PNC Government Money Market Fund, Class I Shares 0.080%††(A)	69,289	69	0.8%

Total Money Market Fund
(Cost $69)		69	0.8%

RIGHTS — 0.0%
Other Securities	309	–	0.0%

Total Rights
(Cost $0)		–	0.0%

See Notes to Financial Statements.

P N C  S m a l l  C a p  I n d e x  F u n  d

C O N D E N S E D  S C H E D U L E  O F  I N  V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)	Percentage of Net Assets†
WARRANTS — 0.0%
Other Securities	64	$–	0.0%

Total Warrants
(Cost $0)		–	0.0%

TOTAL INVESTMENTS — 100.1%
(Cost $9,587)**		9,399	100.1%

Other Assets & Liabilities		(6)	(0.1)%

TOTAL NET ASSETS		$9,393	100.0%

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $9,599.

Gross unrealized appreciation (000)	$1,073
Gross unrealized depreciation (000)	(1,273)

Net unrealized depreciation (000)	$(200)

†

“Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund or an investment in an affiliate. Some of the individual securities within this category may include securities exempt from registration under Rule 144A of the Securities Act of 1933, fair valued using methods approved by the Board of Trustees and/or non-income producing securities.

†† Affiliated	Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s largest 50 holdings, and each investment of any issuer that exceeds 1% of the Fund’s net assets and investments in affiliates. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Schedule of Investments is available (i) without charge, upon request, by calling 1-800-622-FUND (3863); and (ii) on the SEC’s website at http://www.sec.gov.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$9,130	$–	$2	$9,132

Money Market Fund	69	–	–	69

Exchange-Traded Fund	198	–	–	198

Rights	–	–	–	–

Warrants	–	–	–	–

Total Assets - Investments in Securities	$9,397	$–	$2	$9,399

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D   L I A B I L I T I E S    ( 0 0 0 )

M a y  3 1 ,  2 0 1 6

	Balanced Allocation Fund	International Equity Fund	International Growth Fund	Large Cap Core Fund
ASSETS
Investments in non-affiliates at value	$51,794	$749,152	$3,076	$27,833
Investments in affiliates at value	7,601	51,158	233	375
Short-term investment in non-affiliates held as collateral for loaned securities at value	49	5,645	–	32
Short-term investment in affiliates purchased with collateral from securities loaned at value	394	44,756	–	252

Total Investments at value(1)(2)	59,838	850,711	3,309	28,492

Initial margin held by broker for open futures contracts	–	279	–	–
Receivable for investments sold	124	–	–	289
Receivable for shares of beneficial interest issued	–	4,431	–	11
Dividends and interest receivable	212	2,251	8	56
Foreign currency, at value(3)	1	66	1	–
Unrealized appreciation on forward currency contracts	50	2,525	–	–
Receivable from Adviser	–	–	12	–
Prepaid expenses	21	30	–	11
Other assets	12	74	–	8

Total Assets	60,258	860,367	3,330	28,867

LIABILITIES
Payable for collateral received for loaned securities	443	50,401	–	284
Payable for shares of beneficial interest redeemed	365	273	–	1
Payable for investment securities purchased	128	28	–	279
Variation margin payable from broker for open futures contracts	–	2	–	–
Unrealized depreciation on forward currency contracts	48	2,430	–	–
Investment advisory fees payable	14	523	–	8
12b-1 fees payable
Class A	4	8	–	1
Class C	–	2	–	–
Shareholder servicing fees payable
Class A	3	7	–	1
Class C	–	1	–	–
Administration fees payable	4	40	2	3
Custodian fees payable	13	82	5	2
Transfer agent fees payable	23	53	5	14
Trustees’ deferred compensation payable	12	74	–	8
Trustees’ fees payable	1	16	3	1
Other liabilities	61	126	20	15

Total Liabilities	1,119	54,066	35	617

TOTAL NET ASSETS	$59,139	$806,301	$3,295	$28,250

Investments in non-affiliates at cost	$46,755	$708,459	$2,827	$25,347
Investments in affiliates at cost	9,213	51,158	231	375
Short-term investment in non-affiliates held as collateral for loaned securities at cost	49	5,645	–	32
Short-term investment in affiliates purchased with collateral from securities loaned at cost	394	44,756	–	252

(1)Total Investments at cost	$56,411	$810,018	$3,058	$26,006

(2)Includes securities on loan with a value of	$437	$43,611	$–	$282

(3)Foreign currency, at cost	$1	$66	$1	$–

See Notes to Financial Statements.

	Balanced Allocation Fund	International Equity Fund	International Growth Fund	Large Cap Core Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$55,759	$805,676	$3,020	$52,260
Undistributed (Distributions in Excess of) Net Investment Income	109	6,454	19	56
Accumulated Net Realized Gain (Loss) on Investments and Futures	(157)	(46,582)	5	(26,552)
Net Unrealized Appreciation/Depreciation of Foreign Currency and Translation of Other Assets and Liabilities in Foreign Currency	1	(14)	–	–
Net Unrealized Appreciation/Depreciation on Investments and Futures	3,427	40,767	251	2,486

Total Net Assets	$59,139	$806,301	$3,295	$28,250

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$48,964,758	$769,692,211	$3,273,448	$24,314,387

Class I shares outstanding	3,830,693	41,430,894	299,857	1,413,964

Net Asset Value, Offering and Redemption Price Per Share	$12.78	$18.58	$10.92	$17.20

Net assets applicable to Class A	$9,559,086	$33,483,172	$21,818	$3,674,137

Class A shares outstanding	745,617	1,817,776	2,000	218,308

Net Asset Value and Redemption Price Per Share	$12.82	$18.42	$10.91	$16.83

Maximum Offering Price Per Share(4)	$13.46	$19.49	$11.54	$17.81

Maximum Sales Charge Per Share	4.75%	5.50%	5.50%	5.50%

Net assets applicable to Class C	$614,032	$3,125,424	NA	$261,380

Class C shares outstanding	48,666	177,008	NA	16,827

Net Asset Value and Offering Price Per Share(5)	$12.62	$17.66	NA	$15.53

Net assets applicable to Class T	$1,027.50	N/A	N/A	N/A

Class T shares outstanding	79.84	N/A	N/A	N/A

Net Asset Value and Redemption Price Per Share	$12.87	N/A	N/A	N/A

Maximum Offering Price Per Share(4)	$13.34	N/A	N/A	N/A

Maximum Sales Charge Per Share	3.50%	N/A	N/A	N/A

(4)    Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(5)    Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S    ( 0 0 0 )

M a y  3 1 ,  2 0 1 6

	Large Cap	Large Cap	Mid Cap	Mid Cap
	Growth Fund	Value Fund	Fund	Index Fund
ASSETS
Investments in non-affiliates at value	$95,205	$111,014	$9,024	$5,216
Investments in affiliates at value	2,450	2,194	194	91
Short-term investment in non-affiliates held as collateral for loaned securities at value	173	–	92	–
Short-term investment in affiliates purchased with collateral from securities loaned at value	1,373	–	735	–

Total Investments at value(1)(2)	99,201	113,208	10,045	5,307

Initial margin held by broker for open futures contracts	42	–	–	–
Receivable for investments sold	–	–	–	227
Receivable for shares of beneficial interest issued	128	131	2	1
Dividends and interest receivable	149	353	9	6
Receivable from Adviser	–	–	1	7
Prepaid expenses	15	15	11	6
Other assets	22	31	9	–

Total Assets	99,557	113,738	10,077	5,554

LIABILITIES
Payable for collateral received for loaned securities	1,546	–	827	–
Payable for shares of beneficial interest redeemed	222	92	3	–
Payable for investment securities purchased	503	–	–	209
Variation margin payable from broker for open futures contracts	1	–	–	–
Investment advisory fees payable	30	45	–	–
12b-1 fees payable
Class A	8	11	1	–
Class C	1	–	–	–
Shareholder servicing fees payable
Class A	6	8	2	–
Administration fees payable	6	7	2	2
Custodian fees payable	3	3	3	5
Transfer agent fees payable	45	37	17	7
Trustees’ deferred compensation payable	22	31	9	–
Trustees’ fees payable	2	3	–	–
Other liabilities	45	45	17	15

Total Liabilities	2,440	282	881	238

TOTAL NET ASSETS	$97,117	$113,456	$9,196	$5,316

Investments in non-affiliates at cost	$87,235	$102,045	$7,828	$4,752
Investments in affiliates at cost	2,448	2,190	194	91
Short-term investment in non-affiliates held as collateral for loaned securities at cost	173	–	92	–
Short-term investment in affiliates purchased with collateral from securities loaned at cost	1,373	–	735	–

(1)Total Investments at cost	$91,229	$104,235	$8,849	$4,843

(2)Includes securities on loan with a value of	$1,536	$–	$811	$–

See Notes to Financial Statements.

	Large Cap	Large Cap	Mid Cap	Mid Cap
	Growth Fund	Value Fund	Fund	Index Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$109,898	$179,373	$71,079	$5,026
Undistributed (Distributions in Excess of) Net Investment Income	311	299	(24)	21
Accumulated Net Realized Gain (Loss) on Investments and Futures	(21,108)	(75,189)	(63,056)	(195)
Net Unrealized Appreciation/Depreciation on Investments and Futures	8,016	8,973	1,197	464

Total Net Assets	$97,117	$113,456	$9,196	$5,316

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$69,129,790	$77,554,101	$1,717,726	$3,148,766

Class I shares outstanding	2,431,641	3,617,402	98,589	293,899

Net Asset Value, Offering and Redemption Price Per Share	$28.43	$21.44	$17.42	$10.71

Net assets applicable to Class A	$27,037,574	$35,716,590	$6,814,700	N/A

Class A shares outstanding	969,541	1,670,533	395,670	N/A

Net Asset Value and Redemption Price Per Share	$27.89	$21.38	$17.22	N/A

Maximum Offering Price Per Share(3)	$29.51	$22.62	$18.22	N/A

Maximum Sales Charge Per Share	5.50%	5.50%	5.50%	N/A

Net assets applicable to Class C	$950,029	$185,562	$663,352	N/A

Class C shares outstanding	37,509	8,836	40,704	N/A

Net Asset Value, Offering and Redemption Price Per Share(4)	$25.33	$21.00	$16.30	N/A

Net assets applicable to Class R4	N/A	N/A	N/A	$2,167,274

Class R4 shares outstanding	N/A	N/A	N/A	202,160

Net Asset Value and Offering Price Per Share	N/A	N/A	N/A	$10.72

(3)    Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)    Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S    ( 0 0 0 )

M a y  3 1 ,  2 0 1 6

	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund	Multi-Factor Small Cap Value Fund
ASSETS
Investments in non-affiliates at value	$181,085	$93,136	$25,878
Investments in affiliates at value	2,757	2,385	527
Short-term investment in non-affiliates held as collateral for loaned securities at value	604	275	300
Short-term investment in affiliates purchased with collateral from securities loaned at value	4,788	2,184	2,384

Total Investments at value(1)(2)	189,234	97,980	29,089

Receivable for shares of beneficial interest issued	300	299	25
Dividends and interest receivable	200	80	33
Prepaid expenses	20	21	12
Other assets	9	7	14

Total Assets	189,763	98,387	29,173

LIABILITIES
Payable for collateral received for loaned securities	5,392	2,459	2,684
Payable for shares of beneficial interest redeemed	256	356	70
Payable for investment securities purchased	–	1,573	–
Investment advisory fees payable	69	11	2
12b-1 fees payable
Class A	20	11	4
Class C	–	4	1
Shareholder servicing fees payable
Class A	20	9	3
Class C	–	4	1
Administration fees payable	10	6	3
Custodian fees payable	8	6	2
Transfer agent fees payable	38	55	23
Trustees’ deferred compensation payable	9	7	14
Trustees’ fees payable	3	1	1
Other liabilities	52	39	22

Total Liabilities	5,877	4,541	2,830

TOTAL NET ASSETS	$183,886	$93,846	$26,343

Investments in non-affiliates at cost	$166,529	$83,775	$25,193
Investments in affiliates at cost	2,757	2,385	527
Short-term investment in non-affiliates held as collateral for loaned securities at cost	604	275	300
Short-term investment in affiliates purchased with collateral from securities loaned at cost	4,788	2,184	2,384

(1)Total Investments at cost	$174,678	$88,619	$28,404

(2)Includes securities on loan with a value of	$5,233	$2,414	$2,641

See Notes to Financial Statements.

	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund	Multi-Factor Small Cap Value Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$175,259	$85,692	$74,830
Undistributed (Accumulated) Net Investment Income (Loss)	444	(6)	714
Accumulated Net Realized Gain (Loss) on Investments and Futures	(6,373)	(1,201)	(49,886)
Net Unrealized Appreciation/Depreciation on Investments and Futures	14,556	9,361	685

Total Net Assets	$183,886	$93,846	$26,343

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$112,054,550	$49,112,072	$13,442,145

Class I shares outstanding	5,476,714	2,500,874	675,858

Net Asset Value, Offering and Redemption Price Per Share	$20.46	$19.64	$19.89

Net assets applicable to Class A	$71,831,288	$37,139,034	$11,351,438

Class A shares outstanding	3,536,224	1,925,210	619,567

Net Asset Value and Redemption Price Per Share	$20.31	$19.29	$18.32

Maximum Offering Price Per Share(3)	$21.49	$20.41	$19.39

Maximum Sales Charge Per Share	5.50%	5.50%	5.50%

Net assets applicable to Class C	N/A	$7,594,543	$1,549,706

Class C shares outstanding	N/A	403,589	94,799

Net Asset Value and Offering Price Per Share(4)	N/A	$18.82	$16.35

(3)    Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)    Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S    ( 0 0 0 )

M a y  3 1 ,  2 0 1 6

	S&P 500 Index Fund	Small Cap Fund	Small Cap Index Fund
ASSETS
Investments in non-affiliates at value	$167,626	$1,094,422	$9,132
Investments in affiliates at value	2,968	47,629	267
Short-term investment in non-affiliates held as collateral for loaned securities at value	73	6,825	–
Short-term investment in affiliates purchased with collateral from securities loaned at value	575	54,109	–

Total Investments at value(1)(2)	171,242	1,202,985	9,399

Initial margin held by broker for open futures contracts	42	–	–
Receivable for investments sold	32	1,921	–
Receivable for shares of beneficial interest issued	56	1,926	9
Dividends and interest receivable	378	614	11
Receivable from Adviser	–	–	14
Prepaid expenses	28	54	7
Other assets	24	60	–

Total Assets	171,802	1,207,560	9,440

LIABILITIES
Payable for collateral received for loaned securities	648	60,934	–
Payable for shares of beneficial interest redeemed	57	1,953	–
Payable for investment securities purchased	–	3,689	–
Variation margin payable from broker for open futures contracts	1	–	–
Investment advisory fees payable	3	684	–
12b-1 fees payable
Class A	–	27	–
Class C	5	17	–
Shareholder servicing fees payable
Class A	4	18	–
Class C	3	10	–
Class R4	1	–	–
Administration fees payable	10	52	2
Custodian fees payable	5	15	2
Transfer agent fees payable	26	162	7
Trustees’ deferred compensation payable	24	60	–
Trustees’ fees payable	4	18	–
Other liabilities	54	225	36

Total Liabilities	845	67,864	47

TOTAL NET ASSETS	$170,957	$1,139,696	$9,393

Investments in non-affiliates at cost	$76,922	$932,578	$9,328
Investments in affiliates at cost	2,572	47,629	259
Short-term investment in non-affiliates held as collateral for loaned securities at cost	73	6,825	–
Short-term investment in affiliates purchased with collateral from securities loaned at cost	575	54,109	–

(1)Total Investments at cost	$80,142	$1,041,141	$9,587

(2)Includes securities on loan with a value of	$635	$60,030	$–

See Notes to Financial Statements.

	S&P 500 Index Fund	Small Cap Fund	Small Cap Index Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$83,076	$1,003,487	$9,744
Undistributed (Distributions in Excess of) Net Investment Income	490	(527)	33
Accumulated Net Realized Gain (Loss) on Investments and Futures	(3,753)	(25,108)	(196)
Net Unrealized Appreciation/Depreciation on Investments and Futures	91,144	161,844	(188)

Total Net Assets	$170,957	$1,139,696	$9,393

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$138,427,160	$1,045,985,690	$8,085,237

Class I shares outstanding	8,489,962	49,648,241	816,532

Net Asset Value, Offering and Redemption Price Per Share	$16.30	$21.07	$9.90

Net assets applicable to Class A	$20,002,796	$65,490,864	N/A

Class A shares outstanding	1,232,042	3,204,547	N/A

Net Asset Value and Redemption Price Per Share	$16.24	$20.44	N/A

Maximum Offering Price Per Share(3)	$16.66	$21.63	N/A

Maximum Sales Charge Per Share	2.50%	5.50%	N/A

Net assets applicable to Class C	$7,023,415	$28,219,813	N/A

Class C shares outstanding	437,301	1,509,774	N/A

Net Asset Value and Offering Price Per Share(4)	$16.06	$18.69	N/A

Net assets applicable to Class R4	$4,943,643	N/A	$1,307,743

Class R4 shares outstanding	303,219	N/A	132,154

Net Asset Value and Offering Price Per Share	$16.30	N/A	$9.90

Net assets applicable to Class R5	$559,811	N/A	N/A

Class R5 shares outstanding	34,334	N/A	N/A

Net Asset Value and Offering Price Per Share	$16.30	N/A	N/A

(3)    Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)    Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S    ( 0 0 0 )

F o r  t h e  Y e a r  E n d e d  M a y  3 1 ,  2 0 1 6

	Balanced Allocation Fund	International Equity Fund	International Growth Fund*	Large Cap Core Fund
Investment Income:

Dividends from unaffiliated investments	$626	$16,997	$30	$529

Dividends from affiliated investments(1)	196	115	–	–

Interest	643	143	–	–

Security lending income(2)	82	727	–	49

Less: foreign taxes withheld	(13)	(1,945)	(4)	(2)

Total Investment Income	1,534	16,037	26	576

Expenses:

Investment advisory fees	462	6,301	6	199

Administration fees	37	375	3	17

12b-1 fees:

Class A	4	11	–	1

Class C	5	22	–	2

Shareholder servicing fees:

Class A	23	51	–	7

Class C	1	5	–	1

Class R4	–	–	–	–

Transfer agent fees	71	135	5	45

Custodian fees	31	183	5	3

Professional fees	41	130	22	27

Pricing service fees	61	31	4	3

Printing and shareholder reports	39	73	–	5

Registration and filing fees	61	59	1	35

Trustees’ fees	8	44	5	7

Miscellaneous	8	101	1	3

Total Expenses	852	7,521	52	355

Less:

Waiver of investment advisory fees(1)	(224)	(580)	(6)	(101)

Advisor expense reimbursement(1)	–	–	(39)	–

Net Expenses	628	6,941	7	254

Net Investment Income (Loss)	906	9,096	19	322

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on unaffiliated investments sold	1,395	(22,215)	1	1,691

Net realized gain (loss) on affiliated investments sold(1)	(426)	(1,429)	4	–

Net realized gain (loss) on futures	23	(1,084)	–	–

Net realized gain (loss) on foreign currency transactions	33	1,762	–	–

Net change in unrealized appreciation/depreciation on unaffiliated investments	(2,100)	(30,821)	249	(2,270)

Net change in unrealized appreciation/depreciation on affiliated investments	(802)	(3,694)	2	–

Net change in unrealized appreciation/depreciation on futures	(14)	(328)	–	–

Net change in unrealized appreciation/depreciation on foreign currency translation	(44)	(2,262)	–	–

Net Gain (Loss) on Investments	(1,935)	(60,071)	256	(579)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,029)	$(50,975)	$275	$(257)

*  Commenced operations on February 29, 2016.

(1)  See Note 3 in Notes to Financial Statements.

(2)  See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Growth Fund	Large Cap Value Fund	Mid Cap Fund	Mid Cap Index Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund

$1,639	$2,919	$79	$71	$1,675	$553

1	34	–	–	3	2

–	–	–	–	–	–

1	–	10	–	274	35

(1)	(24)	(1)	–	(1)	–

1,640	2,929	88	71	1,951	590

702	834	75	7	1,251	592

51	60	9	4	74	37

10	13	1	–	25	13

9	1	5	–	–	34

48	61	18	–	134	71

1	–	2	–	–	8

–	–	–	2	–	–

121	103	52	21	104	154

7	4	5	19	17	14

37	38	25	23	47	33

3	3	2	17	5	5

39	34	9	1	60	38

38	43	37	22	47	46

11	11	6	6	13	9

15	17	5	–	31	19

1,092	1,222	251	122	1,808	1,073

(155)	(116)	(75)	(7)	(467)	(389)

–	–	(24)	(102)	–	–

937	1,106	152	13	1,341	684

703	1,823	(64)	58	610	(94)

6,827	5,765	255	(38)	(5,960)	(190)

–	(6)	–	–	(69)	(1)

(38)	–	–	–	(115)	(46)

–	–	–	–	–	–

(10,197)	(8,804)	(1,305)	42	1,415	(814)

2	(19)	–	–	–	–

33	–	–	–	–	–

–	–	–	–	–	–

(3,373)	(3,064)	(1,050)	4	(4,729)	(1,051)

$(2,670)	$(1,241)	$(1,114)	$62	$(4,119)	$(1,145)

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S    ( 0 0 0 )

F o r  t h e  Y e a r  E n d e d  M a y  3 1 ,  2 0 1 6

	Multi-Factor Small Cap Value Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Index Fund
Investment Income:
Dividends from unaffiliated investments	$820	$3,795	$5,030	$136
Dividends from affiliated investments(1)	3	25	26	–
Interest	–	8	4	–
Security lending income(2)	75	8	1,503	–
Less: foreign taxes withheld	(3)	–	(62)	–
Total Investment Income	895	3,836	6,501	136
Expenses:
Investment advisory fees	242	193	7,085	14
Administration fees	18	91	401	7
12b-1 fees:
Class A	5	–	33	–
Class C	11	57	181	–
Shareholder servicing fees:
Class A	28	45	164	–
Class C	3	15	52	–
Class R4	–	7	–	1
Transfer agent fees	71	82	416	21
Custodian fees	6	6	26	26
Professional fees	28	48	138	25
Pricing service fees	6	24	2	71
Printing and shareholder reports	13	14	256	1
Registration and filing fees	38	68	102	22
Trustees’ fees	7	15	49	6
Miscellaneous	9	17	185	–
Total Expenses	485	682	9,090	194
Less:
Waiver of investment advisory fees(1)	(209)	(193)	(866)	(14)
Advisor expense reimbursement(1)	–	(17)	–	(155)
Net Expenses	276	472	8,224	25
Net Investment Income (Loss)	619	3,364	(1,723)	111
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on unaffiliated investments sold	(117)	3,066	(20,227)	(92)
Net realized gain (loss) on affiliated investments sold(1)	(39)	–	–	–
Net realized gain (loss) on futures	–	–	44	–
Net change in unrealized appreciation/depreciation on unaffiliated investments	(2,049)	(5,007)	(7,555)	(513)
Net change in unrealized appreciation/depreciation on affiliated investments	–	(344)	–	8
Net change in unrealized appreciation/depreciation on futures	–	12	(42)	–
Net Gain (Loss) on Investments	(2,205)	(2,273)	(27,780)	(597)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,586)	$1,091	$(29,503)	$(486)

(1)  See Note 3 in Notes to Financial Statements.

(2)  See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Balanced Allocation Fund		International Equity Fund		International Growth Fund
	For the Year Ended		For the Year Ended		For the Period

	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	February 29, 2016**- May 31, 2016

Investment Activities:
Net investment income (loss)	$906	$876	$9,096	$9,011	$ 19
Net realized gain (loss) on investments sold, futures and foreign currency transactions	1,025	3,701	(22,966)	32,400	5
Net change in unrealized appreciation/ depreciation on investments, futures and foreign currency translation	(2,960)	(1,006)	(37,105)	(27,946)	251
Net increase (decrease) in net assets resulting from operations	(1,029)	3,571	(50,975)	13,465	275
Dividends to Shareholders
Dividends from net investment income:
Class I	(846)	(830)	(13,647)	(8,130)	–
Class A	(133)	(126)	(384)	(168)	–
Class C	(5)	(6)	(43)	(13)	–
Distributions from net realized gains:
Class I	(2,333)	–	–	–	–
Class A	(435)	–	–	–	–
Class C	(29)	–	–	–	–
Total dividends and distributions	(3,781)	(962)	(14,074)	(8,311)	–
Share Transactions:
Proceeds from shares issued:
Class I	2,199	2,930	248,290	117,509	3,000
Class A	417	713	23,823	7,948	20
Class C	9	8	1,462	1,218	–
Class T	1	–	–	–	–
Reinvestment of dividends and distributions:
Class I	3,110	807	7,876	4,703	–
Class A	543	117	335	154	–
Class C	33	6	28	8	–
Total proceeds from shares issued and reinvested	6,312	4,581	281,814	131,540	3,020
Value of shares redeemed:
Class I	(6,985)	(8,301)	(55,118)	(87,473)	–
Class A	(980)	(1,693)	(7,653)	(3,182)	–
Class C	(65)	(146)	(633)	(331)	–
Total value of shares redeemed	(8,030)	(10,140)	(63,404)	(90,986)	–
Increase (decrease) in net assets from share transactions	(1,718)	(5,559)	218,410	40,554	3,020
Total increase (decrease) in net assets	(6,528)	(2,950)	153,361	45,708	3,295
Net Assets:
Beginning of year	65,667	68,617	652,940	607,232	–
End of year*	$59,139	$65,667	$806,301	$652,940	$3,295

*Including undistributed (distributions in excess of) net investment income	$109	$109	$6,454	$9,670	$ 19

** Commencement of operations.

See Notes to Financial Statements.

Large Cap Core Fund		Large Cap Growth Fund		Large Cap Value Fund		Mid Cap Fund
For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended

May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015

$ 322	$ 197	$ 703	$ 310	$ 1,823	$ 1,039	$ (64)	$ (37)

1,691	3,035	6,789	8,335	5,759	12,093	255	641

(2,270)	593	(10,162)	3,253	(8,823)	(3,735)	(1,305)	493

(257)	3,825	(2,670)	11,898	(1,241)	9,397	(1,114)	1,097

(262)	(187)	(461)	(223)	(1,384)	(897)	–	–
(31)	(19)	(94)	(22)	(341)	(187)	–	–
(2)	(1)	–	–	(2)	(1)	–	–

–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–
(295)	(207)	(555)	(245)	(1,727)	(1,085)	–	–

3,870	4,231	6,567	29,310	8,476	15,350	273	335
3,104	143	15,204	2,217	19,752	208	140	224
168	136	314	982	12	68	2	1
–	–	–	–	–	–	–	–

163	142	264	111	677	476	–	–
30	19	83	20	314	171	–	–
1	1	–	–	1	1	–	–

7,336	4,672	22,432	32,640	29,232	16,274	415	560

(2,868)	(5,896)	(17,474)	(10,128)	(19,345)	(32,430)	(417)	(539)
(2,145)	(492)	(3,080)	(2,048)	(8,627)	(2,455)	(1,295)	(1,750)
(168)	(59)	(610)	(37)	(36)	(46)	(169)	(172)
(5,181)	(6,447)	(21,164)	(12,213)	(28,008)	(34,931)	(1,881)	(2,461)

2,155	(1,775)	1,268	20,427	1,224	(18,657)	(1,466)	(1,901)

1,603	1,843	(1,957)	32,080	(1,744)	(10,345)	(2,580)	(804)

26,647	24,804	99,074	66,994	115,200	125,545	11,776	12,580
$28,250	$26,647	$ 97,117	$ 99,074	$113,456	$115,200	$ 9,196	$11,776

$ 56	$ 29	$ 311	$ 163	$ 299	$ 203	$ (24)	$ (41)

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Mid Cap Index Fund		Multi-Factor Small Cap Core Fund		Multi-Factor Small Cap Growth Fund
	For the Year Ended		For the Year Ended		For the Year Ended
	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
Investment Activities:
Net investment income (loss)	$58	$43	$610	$137	$(94)	$ (132)
Net realized gain (loss) on investments sold and futures	(38)	(48)	(6,144)	1,711	(237)	2,127
Net change in unrealized appreciation/depreciation on investments and futures	42	350	1,415	6,963	(814)	3,717
Net increase (decrease) in net assets resulting from operations	62	345	(4,119)	8,811	(1,145)	5,712
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(38)	(43)	(183)	(89)	(40)	–
Class A	–	–	–	(22)	–	–
Class C	–	–	–	–	–	–
Class R4	(15)	–	–	–	–	–
Class R5	–	–	–	–	–	–
Distributions from net realized gains:
Class I	(49)	(68)	(74)	–	(721)	(450)
Class A	–	–	(48)	–	(756)	(780)
Class C	–	–	–	–	(125)	(12)
Class R4	(22)	–	–	–	–	–
Class R5	–	–	–	–	–	–
Total dividends and distributions	(124)	(111)	(305)	(111)	(1,642)	(1,242)
Share Transactions:
Proceeds from shares issued:
Class I	441	3,248	74,344	30,370	38,561	5,364
Class A	–	–	46,107	55,046	18,421	2,534
Class C	–	–	–	–	7,012	1,038
Class R4	2,266	146	–	–	–	–
Class R5	–	–	–	–	–	–
Reinvestment of dividends and distributions:
Class I	87	111	118	59	539	363
Class A	–	–	37	22	580	746
Class C	–	–	–	–	94	9
Class R4	37	–	–	–	–	–
Class R5	–	–	–	–	–	–
Total proceeds from shares issued and reinvested	2,831	3,505	120,606	85,497	65,207	10,054
Value of shares redeemed:
Class I	(2,007)	(1,965)	(20,412)	(8,927)	(6,195)	(2,191)
Class A	–	–	(28,580)	(7,645)	(3,992)	(2,363)
Class C	–	–	–	–	(626)	(23)
Class R4	(338)	–	–	–	–	–
Class R5	–	–	–	–	–	–
Total value of shares redeemed	(2,345)	(1,965)	(48,992)	(16,572)	(10,813)	(4,577)
Increase (decrease) in net assets from share transactions	486	1,540	71,614	68,925	54,394	5,477
Total increase (decrease) in net assets	424	1,774	67,190	77,625	51,607	9,947
Net Assets:
Beginning of year	4,892	3,118	116,696	39,071	42,239	32,292
End of year*	$5,316	$4,892	$183,886	$116,696	$93,846	$42,239

*Including undistributed (distributions in excess of) net investment income	$21	$16	$444	$(15)	$(6)	$ (3)

See Notes to Financial Statements.

Multi-Factor Small Cap Value Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Index Fund
For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015

$619	$492	$3,364	$3,246	$(1,723)	$1,291	$111	$55

(156)	2,838	3,066	2,762	(20,183)	9,367	(92)	101

(2,049)	(5)	(5,339)	13,680	(7,597)	58,843	(505)	427

(1,586)	3,325	1,091	19,688	(29,503)	69,501	(486)	583

(257)	(104)	(2,880)	(2,732)	(992)	(319)	(85)	(61)
(215)	(101)	(324)	(319)	–	–	–	–
(24)	(2)	(98)	(72)	–	–	–	–
–	–	(85)	(25)	–	–	(9)	–
–	–	(8)	–	–	–	–	–

–	–	(1,936)	(1,528)	(7,553)	(8,928)	(99)	(99)
–	–	(255)	(194)	(764)	(1,243)	–	–
–	–	(112)	(79)	(307)	(411)	–	–
–	–	(67)	(22)	–	–	(12)	–
–	–	(7)	–	–	–	–	–
(496)	(207)	(5,772)	(4,971)	(9,616)	(10,901)	(205)	(160)

3,263	7,934	14,137	35,990	690,928	232,034	7,845	61
765	1,448	3,394	3,979	31,679	24,413	–	–
722	683	1,466	3,067	11,915	5,136	–	–
–	–	1,762	4,100	–	–	1,435	282
–	–	365	195	–	–	–	–

155	69	3,805	4,053	6,107	6,510	184	160
207	96	561	490	642	1,068	–	–
17	2	203	147	191	248	–	–
–	–	152	47	–	–	21	–
–	–	15	–	–	–	–	–
5,129	10,232	25,860	52,068	741,462	269,409	9,485	503

(5,106)	(2,929)	(47,463)	(17,927)	(184,354)	(99,079)	(4,875)	–
(2,042)	(3,398)	(4,326)	(4,492)	(30,204)	(24,596)	–	–
(559)	(827)	(2,824)	(6,694)	(3,201)	(4,059)	–	–
–	–	(799)	(374)	–	–	(362)	(7)
–	–	(13)	(16)	–	–	–	–
(7,707)	(7,154)	(55,425)	(29,503)	(217,759)	(127,734)	(5,237)	(7)

(2,578)	3,078	(29,565)	22,565	523,703	141,675	4,248	496
(4,660)	6,196	(34,246)	37,282	484,584	200,275	3,557	919

31,003	24,807	205,203	167,921	655,112	454,837	5,836	4,917
$26,343	$31,003	$170,957	$205,203	$1,139,696	$655,112	$9,393	$5,836

$714	$494	$490	$589	$(527)	$954	$33	$16

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

B O N D  F U N D  O V E R V I E W  ( U n a u d i t e d )

Sean T. Rhoderick, CFA
Managing Director and
Chief Investment Officer,
Taxable Fixed Income
Portfolio Manager
Since 2009

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Bond Fund seeks to provide current income as well as preservation of capital by investing primarily in a diversified portfolio of investment-grade fixed income securities.

How did the Fund perform during the annual period?

During the annual period, PNC Bond Fund returned 0.40% to Class C Shares investors(1) and 2.27% to Class I Shares investors. The Fund’s benchmark, the Barclays U.S. Aggregate Bond Index(2) (the “Index”), returned 2.99%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Issue selection within the corporate credit sector was the primary detractor from relative results. Holdings in the energy and materials industries were particularly weak performers during the annual period.

●

While sector allocation as a whole had a positive effect on the Fund’s relative results, having an overweighted allocation to the corporate credit sector, which lagged the Index during the annual period, detracted.

●

On the positive side, having an overweighted allocation to asset-backed securities, which outperformed the Index during the annual period, and having underweighted exposure to the non-corporate credit sector, which lagged the Index during the annual period, added value.

●

The combination of duration and yield curve positioning contributed most positively to the Fund’s results. The Fund had a shorter duration than that of the Index at the short-term end of the yield curve, or spectrum of maturities, which helped as shorter-term U.S. Treasury yields increased during the annual period. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

●

At the end of the annual period, the Fund maintained overweighted allocations to the corporate credit and asset-backed securities sectors and underweighted allocations to the U.S. Treasury, agency securities and non-corporate credit sectors.The Fund also maintained its short duration relative to that of the Index.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments before short-term investments purchased with collateral from securities loaned.

Bond Fund

Corporate Bonds	30.6%
U.S. Treasury Notes	26.2
Federal National Mortgage Association	23.1
Asset-Backed Securities	8.1
U.S. Treasury Bonds	5.2
Government National Mortgage Association	2.6
Federal Home Loan Mortgage Corporation	2.0
Money Market Fund	1.7
Transportation Revenue Bond	0.5
100.0%

P N C  F i x e d  I n c o m e  F u n d s

B O N D  F U N D  O V E R V I E W  ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	10/31/88	2.27%		2.15%	2.73%	4.42%	5.76%	N/A	N/A	0.58%	0.53%
Class A Shares(1)	10/31/88	-2.57%		0.47%	1.61%	3.71%	5.36%	4.50%	0.50%(4)	0.86%	0.81%
Class C Shares	6/12/00	0.40	%(1)	1.18%	1.72%	3.40%	4.73%	N/A	1.00%	1.58%	1.53%
Barclays U.S. Aggregate Bond Index		2.99%		2.91%	3.33%	4.97%	6.50%	N/A	N/A	N/A	N/A
(1)

Performance of Class A Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Barclays U.S. Aggregate Bond Index, an unmanaged market value weighted index of fixed income securities, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  F i x e d  I n c o m e  F u n d s

G O V E R N M E N T  M O R T G A G E  F U N D  O V E R V I E W  ( U n a u d i t e d )

Sean T. Rhoderick, CFA
Managing Director and
Chief Investment Officer,
Taxable Fixed Income
Portfolio Manager
Since 2009

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Government Mortgage Fund seeks to provide current income as well as preservation of capital by investing in a diversified portfolio of mortgage-related securities.

How did the Fund perform during the annual period?

During the annual period, PNC Government Mortgage Fund returned -0.23% to Class C Shares investors(1) and 1.66% to Class I Shares investors. The Fund’s benchmark, the Barclays U.S. Mortgage-Backed Securities Fixed Rate Index(2) (the “Index”), returned 2.72%.

What factors most significantly affected the Fund’s performance during the annual period?

●

The combination of duration and yield curve positioning detracted from the Fund’s relative results. The Fund had a shorter duration than that of the Index, which detracted from relative performance as U.S. Treasury yields at the intermediate and longer-term segments of the yield curve, or spectrum of maturities, declined during the annual period. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

●	Security selection amongst conventional 15-year mortgage-backed securities further dampened the Fund’s relative results.

●

Having an overweighted allocation to U.S. Treasury securities had a modestly negative effect on the Fund’s relative performance, as U.S.Treasuries outperformed mortgage-backed securities during the annual period.

●

At the end of the annual period, the Fund maintained an underweighted allocation to Ginnie Mae securities and overweighted allocations to conventional mortgages and U.S. Treasury securities. The Fund also maintained its short duration relative to that of the Index.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments.

Government Mortgage Fund

Federal National Mortgage Association	66.2%
Government National Mortgage Association	13.5
Federal Home Loan Mortgage Corporation	10.3
U.S. Treasury Notes	8.5
Money Market Fund	1.5
Collateralized Mortgage Obligation	–*
100.0%
* Amount represents less than 0.1%.

P N C  F i x e d  I n c o m e  F u n d s

G O V E R N M E N T  M O R T G A G E  F U N D  O V E R V I E W  ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	11/12/92	1.66%		2.24%	2.07%	4.30%	5.03%	N/A	N/A	0.73%	0.65%
Class A Shares(1)	11/12/92	-3.20%		0.41%	0.88%	3.55%	4.58%	4.50%	0.50%(4)	1.01%	0.93%
Class C Shares	6/21/00	-0.23	%(1)	1.23%	1.08%	3.27%	4.07%	N/A	1.00%	1.73%	1.65%
Barclays U.S. Mortgage-Backed Securities Fixed Rate Index		2.72%		3.17%	2.88%	4.93%	5.66%	N/A	N/A	N/A	N/A
(1)

Performance of Class A Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Barclays U.S. Mortgage-Backed Securities Fixed Rate Index, a widely used, unmanaged index of mortgage-backed securities, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  F i x e d  I n c o m e  F u n d s

H I G H  Y I E L D  B O N D  F U N D  O V E R V I E W  ( U n a u d i t e d )

Sean T. Rhoderick, CFA
Managing Director and
Chief Investment Officer,
Taxable Fixed Income
Portfolio Manager
Since 2009

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC High Yield Bond Fund seeks to provide a high level of current income along with capital appreciation by investing primarily in a portfolio of high-yield debt securities (also known as “junk bonds”).

How did the Fund perform during the annual period?

During the annual period, PNC High Yield Bond Fund returned -6.96% to Class A Shares investors(1) and -2.36% to Class I Shares investors. The Fund’s benchmark, the Barclays U.S. Corporate High Yield Index(2) (the “Index”), returned -0.81%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Detracting most from the Fund’s relative performance was issue selection overall. Holdings in the energy and materials industries were particularly weak performers during the annual period.

●

Credit quality allocation also added value overall. During the annual period as a whole, higher-rated credit generally outperformed lower-rated credit. The Fund’s underweighted allocation to lower-rated credit and overweighted allocation to higher-rated credit contributed favorably to its relative results.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments before short-term investments purchased with collateral from securities loaned.

High Yield Bond Fund

Corporate Bonds	99.5%
Common Stock	0.4
Money Market Fund	0.1
100.0%

P N C  F i x e d  I n c o m e  F u n d s

H I G H  Y I E L D  B O N D  F U N D  O V E R V I E W  ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(3)
	Date of Inception	1 Year	3 Years	5 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	4/29/08	-2.36%	1.61%	4.52%	6.22%	N/A	N/A	0.93%	0.75%
Class A Shares(1)	4/29/08	-6.96%	-0.19%	3.31%	5.36%	4.50%	0.50%(4)	1.19%	1.01%
Barclays U.S. Corporate High Yield Index		-0.81%	2.95%	5.44%	7.81%	N/A	N/A	N/A	N/A

(1)	Performance of Class A Shares assumes the deduction of the maximum sales charge.

(2)

The Barclays U.S. Corporate High Yield Index, an unmanaged index representative of the U.S. corporate high-yield fixed income markets, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of its Class I and Class A Shares. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)

This maximum applicable contingent deferred sales charge (“Max CDSC”) applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  F i x e d  I n c o m e  F u n d s

I N T E R M E D I A T E  B O N D  F U N D  O V E R V I E W  ( U n a u d i t e d )

Sean T. Rhoderick, CFA
Managing Director and
Chief Investment Officer,
Taxable Fixed Income
Portfolio Manager
Since 2009

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Intermediate Bond Fund seeks to provide current income as well as preservation of capital by investing primarily in a portfolio of domestic and foreign investment-grade fixed income securities.

How did the Fund perform during the annual period?

During the annual period, PNC Intermediate Bond Fund returned -0.77% to Class C Shares investors(1) and 1.09% to Class I Shares investors. The Fund’s benchmark, the Barclays Intermediate U.S. Government/Credit Bond Index(2) (the “Index”), returned 2.24%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Issue selection within the corporate credit sector was the primary detractor from relative results. Holdings in the energy and materials industries were particularly weak performers during the annual period.

●

The combination of duration and yield curve positioning also detracted from the Fund’s results. The Fund had a shorter duration than that of the Index, which detracted from relative performance as U.S. Treasury yields at the intermediate and longer-term segments of the yield curve, or spectrum of maturities, declined during the annual period. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

●

Sector allocation overall contributed positively to the Fund’s relative results. More specifically, having an overweighted allocation to the asset-backed securities sector, which outperformed the Index during the annual period, and having underweighted allocation to the non-corporate credit sector, which lagged the Index during the annual period, added value.

●

At the end of the annual period, the Fund maintained overweighted allocations to the corporate credit, mortgage-backed securities and asset-backed securities sectors and underweighted allocations to the U.S.Treasury, agency securities and non-corporate credit sectors. The Fund also maintained its short duration relative to that of the Index.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments before short-term investments purchased with collateral from securities loaned.

Intermediate Bond Fund

U.S. Treasury Notes	42.7%
Corporate Bonds	37.6
Asset-Backed Securities	14.9
Federal National Mortgage Association	3.0
Money Market Fund	1.5
Regional Bond	0.3
100.0%

P N C  F i x e d  I n c o m e  F u n d s

I N T E R M E D I A T E  B O N D  F U N D  O V E R V I E W  ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Fund Operating Expenses
Class I Shares	12/20/89	1.09%		1.33%	2.06%	4.12%	5.39%	N/A	N/A	0.53%
Class A Shares(1)	4/15/91	-3.62%		-0.44%	0.88%	3.38%	4.93%	4.50%	0.50%(4)	0.81%
Class C Shares	5/30/00	-0.77	%(1)	0.36%	1.06%	3.09%	4.47%	N/A	1.00%	1.53%
Barclays Intermediate U.S. Government/Credit Bond Index		2.24%		2.05%	2.57%	4.35%	5.79%	N/A	N/A	N/A

(1)

Performance of Class A Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Barclays Intermediate U.S. Government/Credit Bond Index, an unmanaged index representative of intermediate term bonds, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  F i x e d  I n c o m e  F u n d s

L I M I T E D  M A T U R I T Y  B O N D  F U N D   O V E R  V I E W    ( U n a u d i t e d )

Sean T. Rhoderick, CFA

Managing Director and

Chief Investment Officer,

Taxable Fixed Income

Portfolio Manager

Since 2004

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Limited Maturity Bond Fund seeks to provide current income as well as preservation of capital by investing primarily in a diversified portfolio of investment-grade fixed income securities.

How did the Fund perform during the annual period?

During the annual period, PNC Limited Maturity Bond Fund returned -1.09% to Class C Shares investors(1) and 0.64% to Class I Shares investors. The Fund’s benchmark, the Bank of America Merrill Lynch 1-3 Year U.S. Corporate/Government Index(2) (the “Index”), returned 0.97%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Sector allocation overall made the most positive contribution to the Fund’s results during the annual period. In particular, having overweighted allocation to the corporate, which outperformed the Index during the annual period, and an underweighted exposure to the U.S. Treasury sector, which lagged the Index during the annual period, boosted relative performance.

●	Overweighted allocations to mortgage-backed securities and asset-backed securities, which each outpaced the Index, also added value.

●	Issue selection in the corporate credit sector also contributed positively.

●	Duration and yield curve positioning had a rather neutral impact on Fund results during the annual period. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

●

At the end of the annual period, the Fund maintained overweighted allocations to the corporate credit, asset-backed securities and mortgage-backed securities sectors and underweighted allocations to the U.S.Treasury, agency securities and non-corporate credit sectors.The Fund also maintained its short duration relative to that of the Index given the asymmetric risk profile of the short-term end of the yield curve, or spectrum of maturities.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments for the Fund.

Limited Maturity Bond Fund

U.S. Treasury Notes	36.7%
Corporate Bonds	33.0
Asset-Backed Securities	22.0
Collateralized Mortgage Obligations	4.6
Federal National Mortgage Association	2.3
Money Market Fund	1.0
Federal Home Loan Mortgage Corporation	0.4
100.0%

P N C  F i x e d  I n c o m e  F u n d s

L I M I T E D  M A T U R I T Y  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

		Average Annual Total Returns as of 05/31/16(3)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Fund Operating Expenses
Class I Shares	7/7/94	0.64%	0.57%	0.66%	2.53%	3.71%	N/A	N/A	0.48%
Class A Shares(1)	9/9/94	-1.62%	-0.18%	0.12%	2.12%	3.44%	2.00%	0.25%(4)	0.76%
Class C Shares	1/27/00	-1.09%(1)	-0.02%	-0.05%	1.66%	2.79%	N/A	1.00%	1.48%
BofA Merrill Lynch1-3 Year U.S. Corporate/Government Index		0.97%	0.99%	1.04%	2.76%	4.13%	N/A	N/A	N/A
(1)

Performance of Class A Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index, an unmanaged, market capitalization weighted index including U.S. Treasury and agency bonds and U.S. investment-grade corporate bonds, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  F i x e d  I n c o m e  F u n d s

T O T A L  R E T U R N  A D V A N T A G E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Sean T. Rhoderick, CFA

Managing Director and

Chief Investment Officer,

Taxable Fixed Income

Portfolio Manager

Since 2004

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Total Return Advantage Fund seeks to provide current income as well as capital appreciation by investing primarily in a diversified portfolio of investment-grade fixed income securities.

How did the Fund perform during the annual period?

During the annual period, PNC Total Return Advantage Fund returned -0.75% to Class C Shares investors(1) and 1.32% to Class I Shares investors. The Fund’s benchmark, the Barclays U.S. Aggregate Bond Index(2) (the “Index”), returned 2.99%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Issue selection within the investment-grade corporate credit sector was the primary detractor from relative results. Holdings in the energy and materials industries were particularly weak performers during the annual period.

●

Sector allocation overall also dampened the Fund’s relative results. More specifically, having an overweighted allocation to the high-yield corporate credit sector, which underperformed the Index, detracted. This more than offset the positive contribution made by having an overweighted allocation to asset-backed securities, which outpaced the Index during the annual period, and having an underweighted allocation to the non-corporate credit sector, which lagged the Index during the annual period.

●

Duration and yield curve positioning detracted from the Fund’s relative results, albeit to a more modest degree. The Fund had a shorter duration than that of the Index, which detracted from relative performance as U.S.Treasury yields at the intermediate and longer-term segments of the yield curve, or spectrum of maturities, declined during the annual period. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

●

At the end of the annual period, the Fund maintained overweighted allocations to the high-yield corporate credit and asset-backed securities sectors and underweighted allocations to the U.S. Treasury, agency securities and non-corporate credit sectors. The Fund also maintained its short duration relative to that of the Index.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments before short-term investments purchased with collateral from securities loaned.

Total Return Advantage Fund

Corporate Bonds	33.8%
Federal National Mortgage Association	23.2
U.S. Treasury Notes	22.9
Asset-Backed Securities	7.4
U.S. Treasury Bonds	5.3
Federal Home Loan Mortgage Corporation	2.6
Government National Mortgage Association	2.5
Money Market Fund	1.8
Transportation Revenue Bond	0.5
Commercial Mortgage-Backed Security	–*
100.0%
* Amount represents less than 0.1%.

P N C  F i x e d  I n c o m e  F u n d s

T O T A L  R E T U R N  A D V A N T A G E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	3/1/98	1.32%		2.00%	2.97%	5.11%	5.04%	N/A	N/A	0.56%	0.53%
Class A Shares(1)	9/30/02	-3.54%		0.19%	1.74%	4.26%	4.33%	4.50%	0.50%(4)	0.84%	0.81%
Class C Shares	9/30/02	-0.75	%(1)	0.97%	1.93%	4.09%	3.99%	N/A	1.00%	1.56%	1.53%
Barclays U.S. Aggregate Bond Index		2.99%		2.91%	3.33%	4.97%	5.25%	N/A	N/A	N/A	N/A
(1)

Performance of Class A Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Barclays U.S. Aggregate Bond Index, an unmanaged market value weighted index of fixed income securities, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  F i x e d  I n c o m e  F u n d s

U L T R A  S H O R T  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

Sean T. Rhoderick, CFA

Managing Director and

Chief Investment Officer,

Taxable Fixed Income

Portfolio Manager

Since 2009

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Ultra Short Bond Fund seeks to obtain high current income while preserving capital by investing primarily in a diversified portfolio of investment-grade fixed income securities.

How did the Fund perform during the annual period?

During the annual period, PNC Ultra Short Bond Fund returned -0.80% to Class A Shares investors(1) and 0.48% to Class I Shares investors. The Fund’s benchmark, the Bank of America Merrill Lynch 1-Year Treasury Index(2) (the “Index”), returned 0.37%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Sector allocation overall contributed most positively to the Fund’s performance during the annual period, with an overweighted allocation to the corporate credit sector helping most. Overweighted allocations to mortgage-backed securities and asset-backed securities, which each outpaced the Index, also added value.

●

Duration and yield curve positioning had a modest, yet positive, impact on the Fund’s results during the annual period. Shorter-term U.S.Treasury yields rose, and the Fund was positioned with a shorter duration than that of the Index. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

●	There were no significant detractors from the Fund’s results during the annual period.

●

At the end of the annual period, we continued to favor the corporate credit and structured product sectors for the Fund due to what we considered to be favorable fundamentals and relative value compared to the U.S.Treasury sector.The Fund also maintained its short duration relative to that of the Index given the asymmetric risk profile of the short-term end of the yield curve, or spectrum of maturities.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments.

Ultra Short Bond Fund

U.S. Treasury Notes	42.9%
Corporate Bonds	32.5
Asset-Backed Securities	20.2
Collateralized Mortgage Obligations	3.6
Money Market Fund	0.8
100.0%

P N C  F i x e d  I n c o m e  F u n d s

U L T R A  S H O R T  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(3)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Fund Operating Expenses
Class I Shares	12/2/02	0.48%	0.29%	0.30%	1.82%	1.87%	N/A	N/A	0.33%
Class A Shares(1)	1/6/03	-0.80%	-0.31%	-0.17%	1.47%	1.54%	1.00%	N/A	0.61%
BofA Merrill Lynch 1-Year Treasury Index		0.37%	0.29%	0.30%	1.69%	1.72%	N/A	N/A	N/A

(1)	Performance of Class A Shares assumes the deduction of the maximum applicable sales charge.

(2)

The BofA Merrill Lynch 1-Year Treasury Index, an unmanaged, market capitalization weighted index including U.S. Treasuries, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for its Class I and Class A Shares. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  T a x  E x e m p t  B o n d  F u n  d s

I N T E R M E D I A T E  T A X  E X E M  P T  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

Adam Mackey

Managing Director,

Municipal Fixed Income

Portfolio Manager

Since 2009

Guarantees, if any, by municipal issuers or the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in a tax-exempt fund is subject to interest rate risk, which is the possibility that the yield of the Fund will decline due to falling interest rates. For some investors, income may be subject to the federal alternative minimum tax (AMT) and/or to state or local taxes. Capital gains are subject to federal, state and local taxes. Economic or political changes may impact the ability of municipal issuers to repay principal and interest payments on securities of the Fund, which may adversely impact the shares of the Fund.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

175

PNC Intermediate Tax Exempt Bond Fund seeks to provide high current income while preserving capital that is exempt from federal income tax by investing in a variety of municipal debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities.

How did the Fund perform during the annual period?

During the annual period, PNC Intermediate Tax Exempt Bond Fund returned 3.09% to Class C Shares investors(1) and 5.03% to Class I Shares investors. The Fund’s benchmark, the S&P Municipal Bond Intermediate Index(2) (the “Index”), returned 5.40%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Detracting most from the Fund’s relative performance were underweighted allocations to bonds of California and New York, which overall outpaced the Index during the annual period.

●	From a credit quality perspective, having an underweight to AA-rated bonds dampened the Fund’s relative results most.

●	From a sector perspective, positioning in the tax-backed and IDR/PCF (Industrial Development Revenue/Pollution Control Revenue) bond sectors detracted from relative performance most.

●

Duration and yield curve position overall detracted, albeit modestly, from the Fund’s results during the annual period. We seek to match the portfolio option-adjusted duration (“OAD”) to that of the Index, though we did adjust the Fund’s duration during the annual period as market conditions shifted. Duration is a measure of the Fund’s sensitivity to changes in interest rates. As for yield curve positioning, we seek to match the Fund’s key rate duration measures (“KDURs”) to those of the Index.

●

Positions in an Indiana higher education bond, a Kansas healthcare bond, a California appropriate bond, a New Jersey toll road bond and an Illinois state general obligation bond were the biggest individual disappointments.

●	On the positive side, having overweights to A-rated and BBB-rated bonds contributed most favorably to the Fund’s relative performance during the annual period.

●	Sector allocation overall further boosted the Fund’s relative results, primarily positioning in healthcare and higher education.

●	Security selection among and overweights to Florida and Illinois bonds added value as well.

●

Amongst individual holdings, positions in an Indiana healthcare bond, a Texas public power bond, an Indiana higher education bond, a Georgia airport bond and an Illinois state general obligation performed especially well.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments.

Intermediate Tax Exempt Bond Fund

Refunding Bonds	36.9%
Education Revenue Bonds	15.0
Transportation Revenue Bonds	12.5
Industrial/Development Revenue Bonds	7.7
Prerefunded & Escrowed to Maturity	7.0
Other Revenue Bonds	6.4

Intermediate Tax Exempt Bond Fund
Hospital/Nursing Home Revenue Bonds	6.2
Refunding Notes	2.8
General Obligations	2.1
Utility Revenue Bonds	1.9
Public Facilities Revenue Bonds	1.5
100.0%

P N C  T a x  E x e m p t  B o n d  F u n d s

I N T E R M E D I A T E  T A X  E X E M P T  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

		Average Annual Total Returns as of 05/31/16(3)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Gross Fund Operating Expenses (5)
Class I Shares	3/1/98	5.03%	3.59%	4.19%	4.42%	4.20%	N/A	N/A	0.61%	0.53%
Class A Shares(1)	9/30/02	1.63%	2.41%	3.39%	3.72%	3.58%	3.00%	0.50%(4)	0.89%	0.81%
Class C Shares	9/30/02	3.09%(1)	2.62%	3.21%	3.32%	3.12%	N/A	1.00%	1.61%	1.53%
S&P Municipal Bond Intermediate Index		5.40%	3.72%	4.52%	5.04%	N/A(6)	N/A	N/A	N/A	N/A
(1)

Performance of Class A Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The S&P Municipal Bond Intermediate Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). The maturity based sub-indices classify the bonds included in each respective sub-index by minimum term maturity as of the rebalancing reference date. The state level municipal bond indices consist of bonds that have been issued by municipalities or municipal authorities within the 50 states, the District of Columbia, Puerto Rico and the U.S.Virgin Islands.These indices are not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.
(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

(6)	The benchmark was launched subsequent to the inception date of Class I Shares of the Fund.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  T a x  E x e m p t  B o n d  F u n d s

M A R Y L A N D  T A X  E X E M P T  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

Adam Mackey

Managing Director,

Municipal Fixed Income Portfolio Manager

Since 2007

Guarantees, if any, by municipal issuers or the State of Maryland, the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in a tax-exempt fund is subject to interest rate risk, which is the possibility that the yield of the Fund will decline due to falling interest rates. For some investors, income may be subject to the federal alternative minimum tax (AMT) and/or to state or local taxes. Capital gains are subject to federal, state and local taxes. Economic or political changes may impact the ability of municipal issuers to repay principal and interest payments on securities of the Fund, which may adversely impact the shares of the Fund.

The Fund’s focus on investments in securities of municipalities located in a single state makes the Fund susceptible to economic, political and regulatory events that affect that state. The Fund is non-diversified, which means that it may invest in securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more issuers.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Maryland Tax Exempt Bond Fund seeks to provide a high level of interest income that is exempt from federal and Maryland state and local income taxes by investing in investment-grade municipal bonds and other municipal obligations issued by the State of Maryland, its counties, municipalities and other taxing districts, and other issuers located outside of Maryland that are exempt from federal income taxes, federal alternative minimum tax and Maryland state and local income taxes.

How did the Fund perform during the annual period?

During the annual period, PNC Maryland Tax Exempt Bond Fund returned 2.12% to Class C Shares investors(1) and 4.19% to Class I Shares investors. The Fund’s primary benchmark, the S&P Municipal Bond Intermediate Index(2) (the“Index”), returned 5.40%. The Fund’s secondary benchmark, the S&P Maryland Municipal Bond Index(2), returned 4.69%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Duration and yield curve positioning overall detracted most from the Fund’s results during the annual period. We seek to match the portfolio option-adjusted duration (“OAD”) to that of the Index. On average, the OAD of the Fund was shorter than that of the Index, which detracted from relative performance as intermediate and longer-term interest rates declined during the annual period as a whole. Duration is a measure of the Fund’s sensitivity to changes in interest rates. As for yield curve positioning, we seek to match the Fund’s key rate duration measures (“KDURs”) to those of the Index.

●	From a sector perspective, having underweights in the transportation, utility and tax-backed sectors dampened relative results.

●	Having underweighted allocations to AA-rated bonds and BBB-rated bonds compared to the Index further detracted from the Fund’s relative performance.

●

Positions in a Maryland prerefunded/escrowed-to-maturity bond, a Washington, Maryland local general obligation bond, a Maryland dedicated tax bond and a Maryland higher education bond were the biggest individual disappointments.

●	On the positive side, sector allocation overall contributed most favorably to the Fund’s relative performance during the annual period, primarily positioning in healthcare.

●	Having overweights to AAA-rated bonds and A-rated bonds further boosted the Fund’s relative results.

●	Positions in two Maryland healthcare bonds, two Maryland land secured bonds and a Baltimore County, Maryland local general obligation bond added particular value.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments.

Maryland Tax Exempt Bond Fund

Refunding Bonds	32.3%
General Obligations	21.9
Hospital/Nursing Home Revenue Bonds	19.7
Other Revenue Bonds	6.2
Public Facilities Revenue Bonds	5.5
Education Revenue Bonds	5.4
Transportation Revenue Bonds	3.5
Prerefunded & Escrowed to Maturity	2.9
Water/Sewer Revenue Bonds	2.6
100.0%

P N C  T a x  E x e m p t  B o n d  F u n d s

M A R Y L A N D  T A X  E X E M P T  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/16(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC		Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	6/2/92	4.19%		2.52%	3.21%	3.71%	4.37%	N/A	N/A		0.61%	0.53%
Class A Shares(1)	9/30/02	0.80%		1.28%	2.34%	3.05%	3.65%	3.00%	0.50	%(4)	0.89%	0.81%
Class C Shares	9/30/02	2.12	%(1)	1.57%	2.18%	2.68%	3.19%	N/A	1.00%		1.61%	1.53%
S&P Municipal Bond Intermediate Index		5.40%		3.72%	4.52%	5.04%	N/A (6)	N/A	N/A		N/A	N/A
S&P Maryland Municipal Bond Index		4.69%		3.34%	4.20%	4.41%	N/A (6)	N/A	N/A		N/A	N/A

(1)

Performance of Class A Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The S&P Municipal Bond Intermediate Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). The maturity based sub-indices classify the bonds included in each respective sub-index by minimum term maturity as of the rebalancing reference date. The state level municipal bond indices consist of bonds that have been issued by municipalities or municipal authorities within the 50 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. These indices are not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.
(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

(6)	The benchmarks were launched subsequent to the inception date of Class I Shares of the Fund.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  T a x  E x e m p t  B o n d  F u n d s

O H I O  I N T E R M E D I A T E  T A X  E X E M P T  B O N D  F U N D  O V E R V I E W  ( U n a u d i t e d )

Adam Mackey

Managing Director,

Municipal Fixed Income

Portfolio Manager

Since 2009

Guarantees, if any, by municipal issuers or the State of Ohio, the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in a tax-exempt fund is subject to interest rate risk, which is the possibility that the yield of the Fund will decline due to falling interest rates. For some investors, income may be subject to the federal alternative minimum tax (AMT) and/or to state or local taxes. Capital gains are subject to federal, state and local taxes. Economic or political changes may impact the ability of municipal issuers to repay principal and interest payments on securities of the Fund, which may adversely impact the shares of the Fund.

The Fund’s focus on investments in securities of municipalities located in a single state makes the Fund susceptible to economic, political and regulatory events that affect that state. The Fund is non-diversified, which means that it may invest in securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more issuers.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Ohio Intermediate Tax Exempt Bond Fund seeks to provide current income exempt from regular federal income tax and, to the extent possible, from Ohio personal income tax, as is consistent with the preservation of capital, by investing in debt securities issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income taxes (including the federal alternative minimum tax) and Ohio personal income taxes.

How did the Fund perform during the annual period?

During the annual period, PNC Ohio Intermediate Municipal Bond Fund returned 2.40% to Class C Shares investors(1) and 4.42% to Class I Shares investors. The Fund’s primary benchmark, the S&P Municipal Bond Intermediate Index(2) (the “Index”), returned 5.40%. The Fund’s secondary benchmark, the S&P Ohio Municipal Bond Index(2), returned 8.00%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Duration and yield curve positioning overall detracted most from the Fund’s results during the annual period. We seek to match the portfolio option-adjusted duration (“OAD”) to that of the Index. On average, the OAD of the Fund was slightly shorter than that of the Index, which hurt as intermediate and longer-term interest rates declined during the annual period as a whole. Duration is a measure of the Fund’s sensitivity to changes in interest rates. As for yield curve positioning, we seek to match the Fund’s key rate duration measures (“KDURs”) to those of the Index.

●	Underweighted exposure to AA-rated, A-rated and BBB-rated bonds, which outpaced the Index during the annual period, further detracted from the Fund’s relative performance.

●	From a sector perspective, underweighted positioning in the tax-backed and transportation bond sectors, which outpaced the Index during the annual period, dampened relative results.

●

Positions in a Dublin, Ohio local general obligation bond, two Ohio prerefunded/escrowed-to-maturity bonds, an Ohio higher education bond and an Ohio water/sewer bond were the biggest individual disappointments.

●	On the positive side, sector allocation and security selection overall boosted the Fund’s relative results, primarily selection and overweights in the healthcare and utility sectors.

●	Having an overweight to AAA-rated bonds, which outpaced the Index during the annual period, also contributed positively to relative results.

●	Positions in two Ohio higher education bonds, two Ohio water/sewer bonds and an Ohio healthcare bond added particular value.

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments.

Ohio Intermediate Tax Exempt Bond Fund

Refunding Bonds	21.2%
Hospital/Nursing Home Revenue Bonds	17.4
Education Revenue Bonds	17.2
General Obligations	12.3
Utility Revenue Bonds	9.3
Prerefunded & Escrowed to Maturity	7.0
Water/Sewer Revenue Bonds	6.6
Industrial/Development Revenue Bonds	5.4
Other Revenue Bonds	3.6
100.0%

P N C  T a x  E x e m p t  B o n d  F u n d s

O H I O  I N T E R M E D I A T E  T A X  E X E M P T  B O N D  F U N D  O V E R V I E W  ( U n a u d i t e d )

		Average Annual Total Returns as of 05/31/16(3)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Fund Operating Expenses
Class I Shares	1/5/90	4.42%	2.66%	3.50%	4.09%	4.68%	N/A	N/A	0.61%
Class A Shares(1)	4/15/91	0.97%	1.40%	2.64%	3.51%	4.39%	3.00%	0.50%(4)	0.89%
Class C Shares	6/23/00	2.40%(1)	1.68%	2.50%	3.06%	3.65%	N/A	1.00%	1.61%
S&P Municipal Bond Intermediate Index		5.40%	3.72%	4.52%	5.04%	N/A(5)	N/A	N/A	N/A
S&P Ohio Municipal Bond Index		8.00%	4.93%	6.38%	5.04%	N/A(5)	N/A	N/A	N/A
(1)

Performance of Class A Shares assumes the deduction of the maximum sales charge. Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The S&P Municipal Bond Intermediate Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). The maturity based sub-indices classify the bonds included in each respective sub-index by minimum term maturity as of the rebalancing reference date. The state level municipal bond indices consist of bonds that have been issued by municipalities or municipal authorities within the 50 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. These indices are not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.
(5)	The benchmarks were launched subsequent to the inception date of Class I Shares of the Fund.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  T a x  E x e m p t  B o n d  F u n d s

T A X  E X E M P T  L I M I T E D  M A T U R I T Y  B O N D  F U N D  O V E R V I E W     ( U n a u d i t e d )

Adam Mackey

Managing Director,

Municipal Fixed Income

Portfolio Manager

Since 2007

Guarantees, if any, by municipal issuers or the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in a tax-exempt fund is subject to interest rate risk, which is the possibility that the yield of the Fund will decline due to falling interest rates. For some investors, income may be subject to the federal alternative minimum tax (AMT) and/or to state or local taxes. Capital gains are subject to federal, state and local taxes. Economic or political changes may impact the ability of municipal issuers to repay principal and interest payments on securities of the Fund, which may adversely impact the shares of the Fund.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Tax Exempt Limited Maturity Bond Fund seeks to provide a high level of income that is exempt from regular federal income tax, as is consistent with relative protection of capital, by investing in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax.

How did the Fund perform during the annual period?

During the annual period, PNC Tax Exempt Limited Maturity Bond Fund returned -1.04% to Class A Shares investors(1) and 2.19% to Class I Shares investors. The Fund’s benchmark, the S&P Municipal Bond Short Intermediate Index(2) (the “Index”), returned 2.95%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Duration and yield curve positioning overall detracted most from the Fund’s results during the annual period. We seek to match the portfolio option-adjusted duration (“OAD”) to that of the Index. On average, the OAD of the Fund was shorter than that of the Index, which detracted from relative performance as intermediate and longer-term interest rates declined during the annual period as a whole, even though shorter-term interest rates generally rose during the annual period. Duration is a measure of the Fund’s sensitivity to changes in interest rates. As for yield curve positioning, we seek to match the Fund’s key rate duration measures (“KDURs”) to those of the Index.

●	The Fund’s selection among and underweighted allocation to AA-rated bonds, which outpaced the Index during the annual period, also detracted from its performance relative to the Index.

●	Further detracting from the Fund’s relative performance were underweighted allocations to bonds of California and New York, which, overall, outpaced the Index during the annual period.

●	From a sector perspective, positioning in the tax-backed and utility bond sectors dampened relative results.

●	Positions in several housing bonds — three from Tennessee and two from Massachusetts — were the biggest individual disappointments.

●	On the positive side, having an overweight to A-rated bonds contributed most favorably to the Fund’s relative performance during the annual period.

●

Sector allocation overall further boosted the Fund’s relative results, primarily overweights to healthcare and higher education. Individual security selection within each of these sectors added value as well.

●	Having overweights to and effective security selection among Florida and Illinois bonds contributed positively to the Fund’s relative results.

●

Two Florida dedicated tax bonds, a Florida higher education bond, a Pennsylvania higher education bond and an Illinois state general obligation bond were amongst those individual positions that performed especially well during the annual period.

P N C  T a x  E x e m p t  B o n d  F u n d s

T A X  E X E M P T  L I M I T E D  M A T U R I T Y  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

The table below presents portfolio holdings as of May 31, 2016 as a percentage of total investments.

Tax Exempt Limited Maturity Bond Fund

Refunding Bonds	33.7%
Hospital/Nursing Home Revenue Bonds	11.8
General Obligations	10.5
Transportation Revenue Bonds	10.4
Education Revenue Bonds	8.3
Prerefunded & Escrowed to Maturity	4.8
Other Revenue Bonds	4.3
Industrial/Development Revenue Bonds	4.0
Refunding Notes	3.5
Public Facilities Revenue Bonds	2.5
Anticipation Notes	2.3
Water/Sewer Revenue Bonds	2.0
Utility Revenue Bonds	1.9
100.0%

P N C  T a x  E x e m p t  B o n d  F u n d s

T A X  E X E M P T  L I M I T E D  M A T U R I T Y  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

		Average Annual Total Returns as of 05/31/16(3)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	3/1/98	2.19%	1.37%	1.71%	2.74%	2.95%	N/A	N/A	0.55%	0.53%
Class A Shares(1)	9/30/02	-1.04%	0.07%	0.83%	2.09%	2.34%	3.00%	0.50%(4)	0.83%	0.81%
S&P Municipal Bond Short Intermediate Index		2.95%	2.12%	2.56%	3.75%	N/A(6)	N/A	N/A	N/A	N/A
(1)	Performance of Class A Shares assumes the deduction of the maximum sales charge.
(2)

The S&P Municipal Bond Short Intermediate Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). The maturity based sub-indices classify the bonds included in each respective sub-index by minimum term maturity as of the rebalancing reference date. The state level municipal bond indices consist of bonds that have been issued by municipalities or municipal authorities within the 50 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. These indices are not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for its Class I and Class A Shares. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception.

(4)

This maximum applicable contingent deferred sales charge (“Max CDSC”) applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 28, 2015 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least February 28, 2017, except that this obligation may be terminated by the Board at any time.

(6)	The benchmark was launched subsequent to the inception date of Class I Shares of the Fund.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  F i x e d  I n c o m e   F u n d s

O V E R V I E W    ( U n a u d i t e d )

At May 31, 2016, the following percentages of each Fund’s net assets were insured by bond insurers.

Bond Insurer	Intermediate Tax Exempt Bond	Maryland Tax Exempt Bond	Ohio Intermediate Tax Exempt Bond	Tax Exempt Limited Maturity Bond
AGM	6.9%	1.9%	–%	1.5%
AMBAC	2.5	–	–	2.9
GNMA/FNMA/FHLMC	1.4	–	5.3	–
NATL-RE	–	4.0	–	0.4
PSF-GTD	–	–	–	5.6
Total	10.8%	5.9%	5.3%	10.4%

P N C  F i x e d  I n c o m e  F u n d s  a n d  T a x  E x e m p t  B o n d  F u n d s

E X P L A N A T I O N  O F  E X P E N S E  T A B L E S  ( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which are described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses, net of fee waivers, where applicable, for the six-month period December 1, 2015 to May 31, 2016 and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended May 31, 2016. The “Annualized Expense Ratio” does not reflect Acquired Fund Fees and Expenses. If Acquired Fund Fees and Expenses were included, expenses would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (December 1, 2015 to May 31, 2016).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

●

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

●

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 12/01/15	Ending Account Value 05/31/16	Annualized Expense Ratio	Expenses Paid During Period(1)

Bond Fund
Actual
Class I	$1,000.00	$1,025.12	0.53%	$2.68
Class A	1,000.00	1,024.03	0.74	3.76
Class C	1,000.00	1,020.28	1.49	7.51
Hypothetical(2)
Class I	1,000.00	1,022.35	0.53	2.68
Class A	1,000.00	1,021.28	0.74	3.76
Class C	1,000.00	1,017.57	1.49	7.50

Government Mortgage Fund
Actual
Class I	$1,000.00	$1,016.03	0.65%	$3.29
Class A	1,000.00	1,014.70	0.91	4.60
Class C	1,000.00	1,012.09	1.64	8.27
Hypothetical(2)
Class I	1,000.00	1,021.74	0.65	3.30
Class A	1,000.00	1,020.44	0.91	4.61
Class C	1,000.00	1,016.78	1.64	8.29

High Yield Bond Fund
Actual
Class I	$1,000.00	$1,054.39	0.75%	$3.85
Class A	1,000.00	1,053.27	1.01	5.21
Hypothetical(2)
Class I	1,000.00	1,021.26	0.75	3.78
Class A	1,000.00	1,019.93	1.01	5.12

	Beginning Account Value 12/01/15	Ending Account Value 05/31/16	Annualized Expense Ratio	Expenses Paid During Period(1)

Intermediate Bond Fund
Actual
Class I	$1,000.00	$1,016.51	0.53%	$2.68
Class A	1,000.00	1,016.16	0.78	3.94
Class C	1,000.00	1,012.69	1.46	7.36
Hypothetical(2)
Class I	1,000.00	1,022.35	0.53	2.68
Class A	1,000.00	1,021.09	0.78	3.95
Class C	1,000.00	1,017.69	1.46	7.37

Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$1,007.02	0.50%	$2.49
Class A	1,000.00	1,006.89	0.72	3.61
Class C	1,000.00	1,003.01	1.29	6.48
Hypothetical(2)
Class I	1,000.00	1,022.52	0.50	2.51
Class A	1,000.00	1,021.41	0.72	3.63
Class C	1,000.00	1,018.53	1.29	6.53

Total Return Advantage Fund
Actual
Class I	$1,000.00	$1,027.86	0.53%	$2.68
Class A	1,000.00	1,025.57	0.80	4.05
Class C	1,000.00	1,021.94	1.50	7.56
Hypothetical(2)
Class I	1,000.00	1,022.36	0.53	2.67
Class A	1,000.00	1,021.01	0.80	4.04
Class C	1,000.00	1,017.53	1.50	7.54

(1)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 366.
(2)	Assumes annual return of 5% before expenses.

	Beginning Account Value 12/01/15	Ending Account Value 05/31/16	Annualized Expense Ratio	Expenses Paid During Period(1)

Ultra Short Bond Fund
Actual
Class I	$1,000.00	$1,004.98	0.31%	$1.53
Class A	1,000.00	1,002.57	0.59	2.94
Hypothetical(2)
Class I	1,000.00	1,023.47	0.31	1.55
Class A	1,000.00	1,022.06	0.59	2.97

Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,029.46	0.53%	$2.69
Class A	1,000.00	1,028.63	0.70	3.57
Class C	1,000.00	1,026.22	1.42	7.19
Hypothetical(2)
Class I	1,000.00	1,022.35	0.53	2.68
Class A	1,000.00	1,021.48	0.70	3.56
Class C	1,000.00	1,017.90	1.42	7.16

Maryland Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,024.40	0.53%	$2.68
Class A	1,000.00	1,023.01	0.81	4.07
Class C	1,000.00	1,019.83	1.42	7.19
Hypothetical(2)
Class I	1,000.00	1,022.35	0.53	2.68
Class A	1,000.00	1,020.98	0.81	4.07
Class C	1,000.00	1,017.89	1.42	7.18

	Beginning Account Value 12/01/15	Ending Account Value 05/31/16	Annualized Expense Ratio	Expenses Paid During Period(1)

Ohio Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,023.93	0.73%	$3.68
Class A	1,000.00	1,022.45	1.03	5.18
Class C	1,000.00	1,018.89	1.73	8.71
Hypothetical(2)
Class I	1,000.00	1,021.37	0.73	3.67
Class A	1,000.00	1,019.88	1.03	5.18
Class C	1,000.00	1,016.38	1.73	8.70

Tax Exempt Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$1,010.26	0.53%	$2.66
Class A	1,000.00	1,009.92	0.79	3.97
Hypothetical(2)
Class I	1,000.00	1,022.35	0.53	2.68
Class A	1,000.00	1,021.05	0.79	4.00

(1)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 366.
(2)	Assumes annual return of 5% before expenses.

P N C F i x e d I n c o m e F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Bond Fund
	Class I						Class A
	2016	2015	2014		2013	2012	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$10.55	$10.56	$10.55		$10.80	$10.53	$10.58	$10.61	$10.57		$10.83	$10.55

Net Investment Income(1)	0.19	0.18	0.18		0.20	0.30	0.17	0.15	0.18		0.18	0.28
Realized and Unrealized Gain (Loss) on Investments	0.04	0.04	0.04		(0.03)	0.29	0.04	0.05	0.04		(0.05)	0.30

Total from Investment Operations	0.23	0.22	0.22		0.17	0.59	0.21	0.20	0.22		0.13	0.58

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–	–	–	–	*(2)	–	–

Dividends from Net Investment Income	(0.21)	(0.20)	(0.20)		(0.23)	(0.32)	(0.19)	(0.20)	(0.17)		(0.20)	(0.30)
Distributions from Net Realized Gains	(0.13)	(0.03)	(0.01)		(0.19)	–	(0.13)	(0.03)	(0.01)		(0.19)	–

Total Distributions	(0.34)	(0.23)	(0.21)		(0.42)	(0.32)	(0.32)	(0.23)	(0.18)		(0.39)	(0.30)

Net Asset Value, End of Year	$10.44	$10.55	$10.56		$10.55	$10.80	$10.47	$10.58	$10.61		$10.57	$10.83

Total Return†	2.27%	2.11%	2.08%		1.56%	5.69%	2.04%	1.95%	2.11%		1.18%	5.56%

Ratios/Supplemental Data
Net Assets End of Year (000)	$83,084	$145,422	$173,997		$193,899	$182,239	$2,985	$3,258	$3,644		$3,937	$4,449
Ratio of Expenses to Average Net Assets	0.55%	0.58%	0.61%		0.60%	0.59%	0.79%	0.84%	0.59	%(3)	0.88%	0.81	%(4)
Ratio of Net Investment Income to Average Net Assets	1.87%	1.69%	1.73%		1.87%	2.87%	1.62%	1.43%	1.75	%(3)	1.64%	2.66	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.63%	0.58%	0.61%		0.60%	0.59%	0.88%	0.84%	0.86%		0.88%	0.87%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.79%	1.69%	1.73%		1.87%	2.87%	1.53%	1.43%	1.48%		1.64%	2.60%
Portfolio Turnover Rate	111%	66%	86%		71%	58%	111%	66%	86%		71%	58%

	Bond Fund
	Class C
	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$10.54	$10.56	$10.54		$10.80	$10.53

Net Investment Income(1)	0.09	0.07	0.07		0.10	0.20
Realized and Unrealized Gain (Loss) on Investments	0.05	0.03	0.05		(0.05)	0.28

Total from Investment Operations	0.14	0.10	0.12		0.05	0.48

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–

Dividends from Net Investment Income	(0.11)	(0.09)	(0.09)		(0.12)	(0.21)
Distributions from Net Realized Gains	(0.13)	(0.03)	(0.01)		(0.19)	–

Total Distributions	(0.24)	(0.12)	(0.10)		(0.31)	(0.21)

Net Asset Value, End of Year	$10.44	$10.54	$10.56		$10.54	$10.80

Total Return†	1.39%	1.01%	1.16%		0.46%	4.65%

Ratios/Supplemental Data
Net Assets End of Year (000)	$256	$264	$300		$286	$308
Ratio of Expenses to Average Net Assets	1.52%	1.58%	1.61	%(3)	1.60%	1.60%
Ratio of Net Investment Income to Average Net Assets	0.89%	0.70%	0.69	%(3)	0.91%	1.91%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.62%	1.58%	1.61%		1.60%	1.60%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.79%	0.70%	0.69%		0.91%	1.91%
Portfolio Turnover Rate	111%	66%	86%		71%	58%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.27% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower. The voluntary commitment had no impact to Class C ratios.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

	Government Mortgage Fund
	Class I						Class A
	2016	2015	2014		2013	2012	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$9.30	$9.29	$9.35		$9.70	$9.67	$9.29	$9.30	$9.35		$9.70	$9.66

Net Investment Income(1)	0.18	0.20	0.22		0.24	0.34	0.15	0.17	0.20		0.22	0.32
Realized and Unrealized Gain (Loss) on Investments	(0.03)	0.05	(0.01)		(0.29)	0.07	(0.02)	0.05	(0.01)		(0.30)	0.07

Total from Investment Operations	0.15	0.25	0.21		(0.05)	0.41	0.13	0.22	0.19		(0.08)	0.39

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–	–	–	–	*(2)	–	–

Dividends from Net Investment Income	(0.23)	(0.24)	(0.27)		(0.30)	(0.38)	(0.21)	(0.23)	(0.24)		(0.27)	(0.35)

Total Distributions	(0.23)	(0.24)	(0.27)		(0.30)	(0.38)	(0.21)	(0.23)	(0.24)		(0.27)	(0.35)

Net Asset Value, End of Year	$9.22	$9.30	$9.29		$9.35	$9.70	$9.21	$9.29	$9.30		$9.35	$9.70

Total Return†	1.66%	2.77%	2.30%		(0.55)%	4.27%	1.39%	2.36%	2.13%		(0.83)%	4.15%

Ratios/Supplemental Data
Net Assets End of Year (000)	$42,625	$50,345	$51,269		$87,433	$88,197	$9,239	$9,878	$10,888		$8,505	$11,882
Ratio of Expenses to Average Net Assets	0.69%	0.73%	0.71%		0.66%	0.65%	0.96%	1.01%	0.90	%(3)	0.94%	0.86	%(4)
Ratio of Net Investment Income to Average Net Assets	1.90%	2.10%	2.41%		2.45%	3.55%	1.62%	1.86%	2.14	%(3)	2.31%	3.33	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.80%	0.73%	0.71%		0.66%	0.65%	1.07%	1.01%	0.98%		0.94%	0.93%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.79%	2.10%	2.41%		2.45%	3.55%	1.51%	1.86%	2.06%		2.31%	3.26%
Portfolio Turnover Rate	13%	30%	3%		54%	29%	13%	30%	3%		54%	29%

	Government Mortgage Fund
	Class C
	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$9.28	$9.28	$9.34		$9.68	$9.65

Net Investment Income(1)	0.09	0.12	0.13		0.15	0.24
Realized and Unrealized Gain (Loss) on Investments	(0.02)	0.03	(0.01)		(0.29)	0.07

Total from Investment Operations	0.07	0.15	0.12		(0.14)	0.31

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–

Dividends from Net Investment Income	(0.14)	(0.15)	(0.18)		(0.20)	(0.28)

Total Distributions	(0.14)	(0.15)	(0.18)		(0.20)	(0.28)

Net Asset Value, End of Year	$9.21	$9.28	$9.28		$9.34	$9.68

Total Return†	0.76%	1.64%	1.29%		(1.44)%	3.23%

Ratios/Supplemental Data
Net Assets End of Year (000)	$744	$1,185	$1,638		$2,920	$3,906
Ratio of Expenses to Average Net Assets	1.69%	1.73%	1.71	%(3)	1.66%	1.65%
Ratio of Net Investment Income to Average Net Assets	1.00%	1.28%	1.46	%(3)	1.61%	2.49%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.79%	1.73%	1.71%		1.66%	1.65%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.90%	1.28%	1.46%		1.61%	2.49%
Portfolio Turnover Rate	13%	30%	3%		54%	29%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.08% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower. The voluntary commitment had no impact to Class C ratios.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	High Yield Bond Fund
	Class I					Class A
	2016	2015	2014	2013	2012	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$8.06	$8.52	$8.39	$8.04	$8.35	$8.07	$8.53	$8.40		$8.05	$8.36
Net Investment Income(1)	0.42	0.40	0.42	0.46	0.55	0.39	0.38	0.40		0.44	0.53
Realized and Unrealized Gain (Loss) on Investments	(0.63)	(0.36)	0.13	0.54	(0.13)	(0.62)	(0.36)	0.13		0.53	(0.13)
Total from Investment Operations	(0.21)	0.04	0.55	1.00	0.42	(0.23)	0.02	0.53		0.97	0.40
Dividends from Net Investment Income	(0.42)	(0.40)	(0.42)	(0.47)	(0.55)	(0.40)	(0.38)	(0.40)		(0.44)	(0.53)
Distributions from Net Realized Gains	(0.07)	(0.10)	–	(0.18)	(0.18)	(0.07)	(0.10)	–		(0.18)	(0.18)
Total Distributions	(0.49)	(0.50)	(0.42)	(0.65)	(0.73)	(0.47)	(0.48)	(0.40)		(0.62)	(0.71)
Net Asset Value, End of Year	$7.36	$8.06	$8.52	$8.39	$8.04	$7.37	$8.07	$8.53		$8.40	$8.05

Total Return†	(2.36)%	0.62%	6.79%	12.75%	5.45%	(2.58)%	0.38%	6.51%		12.44%	5.19%
Ratios/Supplemental Data
Net Assets End of Year (000)	$11,104	$19,160	$29,709	$16,700	$9,123	$2,375	$622	$628		$493	$471
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%	1.01%	1.01%	0.99	%(2)	1.01%	1.01	%(3)
Ratio of Net Investment Income to Average Net Assets	5.68%	4.88%	5.05%	5.52%	6.80%	5.29%	4.66%	4.81	%(2)	5.34%	6.57	%(3)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.22%	0.93%	0.84%	1.09%	1.19%	1.55%	1.20%	1.10%		1.34%	1.45%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	5.21%	4.70%	4.96%	5.18%	6.36%	4.75%	4.47%	4.70%		5.01%	6.13%
Portfolio Turnover Rate	46%	40%	59%	35%	32%	46%	40%	59%		35%	32%

†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.02% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(3)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which had no impact to Class A ratios.

See	Notes to Financial Statements.

	Intermediate Bond Fund
	Class I						Class A
	2016	2015	2014		2013	2012	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$11.06	$11.07	$11.26		$11.48	$11.38	$11.06	$11.09	$11.28		$11.49	$11.40
Net Investment Income(1)	0.16	0.13	0.13		0.18	0.27	0.13	0.10	0.12		0.15	0.25
Realized and Unrealized Gain (Loss) on Investments	(0.04)	0.03	0.02		0.04	0.23	(0.03)	0.03	0.01		0.05	0.22
Total from Investment Operations	0.12	0.16	0.15		0.22	0.50	0.10	0.13	0.13		0.20	0.47
Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–	–	–	–	*(2)	–	–
Dividends from Net Investment Income	(0.16)	(0.13)	(0.13)		(0.19)	(0.28)	(0.13)	(0.12)	(0.11)		(0.16)	(0.26)
Distributions from Net Realized Gains	(0.04)	(0.04)	(0.21)		(0.25)	(0.12)	(0.04)	(0.04)	(0.21)		(0.25)	(0.12)
Total Distributions	(0.20)	(0.17)	(0.34)		(0.44)	(0.40)	(0.17)	(0.16)	(0.32)		(0.41)	(0.38)
Net Asset Value, End of Year	$10.98	$11.06	$11.07		$11.26	$11.48	$10.99	$11.06	$11.09		$11.28	$11.49

Total Return†	1.09%	1.47%	1.42%		1.93%	4.43%	0.92%	1.20%	1.16%		1.73%	4.11%
Ratios/Supplemental Data
Net Assets End of Year (000)	$290,793	$331,466	$361,838		$378,963	$397,082	$3,885	$4,159	$4,991		$5,565	$6,298
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%		0.53%	0.53%	0.79%	0.79%	0.63	%(3)	0.81%	0.74	%(4)
Ratio of Net Investment Income to Average Net Assets	1.47%	1.16%	1.15%		1.56%	2.37%	1.21%	0.89%	1.06	%(3)	1.30%	2.18	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.53%	0.53%	0.53%		0.53%	0.53%	0.79%	0.79%	0.79%		0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.47%	1.16%	1.15%		1.56%	2.37%	1.21%	0.89%	0.89%		1.30%	2.11%
Portfolio Turnover Rate	87%	47%	69%		83%	48%	87%	47%	69%		83%	48%

	Intermediate Bond Fund
	Class C
	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$11.10	$11.12	$11.31		$11.53	$11.43
Net Investment Income(1)	0.06	0.02	0.02		0.06	0.16
Realized and Unrealized Gain (Loss) on Investments	(0.03)	0.03	0.03		0.04	0.23
Total from Investment Operations	0.03	0.05	0.05		0.10	0.39
Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–
Dividends from Net Investment Income	(0.06)	(0.03)	(0.03)		(0.07)	(0.17)
Distributions from Net Realized Gains	(0.04)	(0.04)	(0.21)		(0.25)	(0.12)
Total Distributions	(0.10)	(0.07)	(0.24)		(0.32)	(0.29)
Net Asset Value, End of Year	$11.03	$11.10	$11.12		$11.31	$11.53

Total Return†	0.22%	0.42%	0.43%		0.91%	3.38%
Ratios/Supplemental Data
Net Assets End of Year (000)	$422	$421	$724		$1,322	$1,083
Ratio of Expenses to Average Net Assets	1.49%	1.51%	1.50	%(3)	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets	0.52%	0.17%	0.21	%(3)	0.52%	1.40%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.49%	1.51%	1.52%		1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.52%	0.17%	0.19%		0.52%	1.40%
Portfolio Turnover Rate	87%	47%	69%		83%	48%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.17% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Limited Maturity Bond Fund
	Class I							Class A
	2016	2015	2014		2013	2012		2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$10.18	$10.20	$10.18		$10.19	$10.23		$10.22	$10.26	$10.21		$10.22	$10.26

Net Investment Income(1)	0.07	0.04	0.04		0.06	0.11		0.04	0.02	0.05		0.03	0.09
Realized and Unrealized Gain (Loss) on Investments	–	–	0.03		0.01	(0.02)		–	0.01	0.03		0.01	(0.02)

Total from Investment Operations	0.07	0.04	0.07		0.07	0.09		0.04	0.03	0.08		0.04	0.07

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–	*(3)	–	–	–	*(2)	–	–	*(3)

Dividends from Net Investment Income	(0.08)	(0.06)	(0.05)		(0.08)	(0.13)		(0.05)	(0.07)	(0.03)		(0.05)	(0.11)

Total Distributions	(0.08)	(0.06)	(0.05)		(0.08)	(0.13)		(0.05)	(0.07)	(0.03)		(0.05)	(0.11)

Net Asset Value, End of Year	$10.17	$10.18	$10.20		$10.18	$10.19		$10.21	$10.22	$10.26		$10.21	$10.22

Total Return†	0.64%	0.35%	0.71%		0.72%	0.88	%(3)	0.40%	0.30%	0.81%		0.44%	0.67	%(3)

Ratios/Supplemental Data
Net Assets End of Year (000)	$286,767	$321,337	$337,808		$323,255	$337,295		$6,158	$5,736	$3,299		$3,924	$5,116
Ratio of Expenses to Average Net Assets	0.49%	0.48%	0.49%		0.49%	0.48%		0.73%	0.71%	0.35	%(4)	0.77%	0.69	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.66%	0.44%	0.37%		0.54%	1.06%		0.41%	0.17%	0.52	%(4)	0.32%	0.93	%(5)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.49%	0.48%	0.49%		0.49%	0.48%		0.74%	0.71%	0.69%		0.77%	0.76%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.66%	0.44%	0.37%		0.54%	1.06%		0.40%	0.17%	0.18%		0.32%	0.86%
Portfolio Turnover Rate	75%	58%	68%		53%	77%		75%	58%	68%		53%	77%

	Limited Maturity Bond Fund
	Class C
	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$10.21	$10.23	$10.21		$10.22	$10.26

Net Investment Income (Loss)(1)	(0.01)	(0.01)	(0.01)		(0.02)	0.01
Realized and Unrealized Gain (Loss) on Investments	–	(0.01)	0.03		0.01	(0.02)

Total from Investment Operations	(0.01)	(0.02)	0.02		(0.01)	(0.01)

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–	*(3)

Dividends from Net Investment Income	– *	– *	–	*	– *	(0.03)

Total Distributions	– *	– *	–	*	– *	(0.03)

Net Asset Value, End of Year	$10.20	$10.21	$10.23		$10.21	$10.22

Total Return†	(0.09)%	(0.17)%	0.21%		(0.09)%	(0.12	)%(3)

Ratios/Supplemental Data
Net Assets End of Year (000)	$525	$651	$1,288		$1,709	$2,326
Ratio of Expenses to Average Net Assets	1.21%	1.09%	0.94	%(4)	1.30%	1.48%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.06)%	(0.09)%	(0.06	)%(4)	(0.21)%	0.11%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.49%	1.48%	1.44%		1.49%	1.48%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.34)%	(0.48)%	(0.56)%		(0.40)%	0.11%
Portfolio Turnover Rate	75%	58%	68%		53%	77%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.34% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(5)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

	Total Return Advantage Fund
	Class I							Class A
	2016	2015	2014		2013	2012		2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$10.91	$10.97	$10.91		$10.88	$10.64		$10.92	$10.97	$10.91		$10.89	$10.65

Net Investment Income(1)	0.25	0.23	0.25		0.27	0.37		0.21	0.20	0.23		0.24	0.35
Realized and Unrealized Gain (Loss) on Investments	(0.11)	(0.04)	0.07		0.05	0.25		(0.11)	(0.03)	0.06		0.04	0.25

Total from Investment Operations	0.14	0.19	0.32		0.32	0.62		0.10	0.17	0.29		0.28	0.60

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–	*(3)	–	–	–	*(2)	–	–	*(3)

Dividends from Net Investment Income	(0.27)	(0.25)	(0.26)		(0.29)	(0.38)		(0.24)	(0.22)	(0.23)		(0.26)	(0.36)
Distributions from Net Realized Gains	–	–	–		–	–		–	–	–		–	–

Total Distributions	(0.27)	(0.25)	(0.26)		(0.29)	(0.38)		(0.24)	(0.22)	(0.23)		(0.26)	(0.36)

Net Asset Value, End of Year	$10.78	$10.91	$10.97		$10.91	$10.88		$10.78	$10.92	$10.97		$10.91	$10.89

Total Return†	1.32%	1.71%	2.99%		2.96%	5.92	%(3)	0.96%	1.52%	2.71%		2.58%	5.70	%(3)

Ratios/Supplemental Data
Net Assets End of Year (000)	$168,676	$191,272	$249,494		$266,378	$263,356		$11,770	$4,053	$4,645		$5,439	$5,969
Ratio of Expenses to Average Net Assets	0.54%	0.56%	0.56%		0.56%	0.56%		0.81%	0.84%	0.81	%(4)	0.84%	0.76	%(5)
Ratio of Net Investment Income to Average Net Assets	2.32%	2.08%	2.37%		2.43%	3.42%		1.95%	1.80%	2.13	%(4)	2.17%	3.23	%(5)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.59%	0.56%	0.56%		0.56%	0.56%		0.87%	0.84%	0.84%		0.84%	0.84%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.27%	2.08%	2.37%		2.43%	3.42%		1.89%	1.80%	2.10%		2.17%	3.15%
Portfolio Turnover Rate	53%	51%	59%		71%	44%		53%	51%	59%		71%	44%

	Total Return Advantage Fund
	Class C
	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$10.94	$10.99	$10.94		$10.91	$10.67

Net Investment Income(1)	0.14	0.12	0.15		0.14	0.26
Realized and Unrealized Gain (Loss) on Investments	(0.12)	(0.03)	0.05		0.07	0.25

Total from Investment Operations	0.02	0.09	0.20		0.21	0.51

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–	*(3)

Dividends from Net Investment Income	(0.16)	(0.14)	(0.15)		(0.18)	(0.27)
Distributions from Net Realized Gains	–	–	–		–	–

Total Distributions	(0.16)	(0.14)	(0.15)		(0.18)	(0.27)

Net Asset Value, End of Year	$10.80	$10.94	$10.99		$10.94	$10.91

Total Return†	0.24%	0.80%	1.87%		1.94%	4.87	%(3)

Ratios/Supplemental Data
Net Assets End of Year (000)	$992	$1,077	$1,042		$965	$616
Ratio of Expenses to Average Net Assets	1.52%	1.55%	1.54	%(4)	1.56%	1.55%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.07%	1.38	%(4)	1.31%	2.41%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.57%	1.55%	1.56%		1.56%	1.55%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.28%	1.07%	1.36%		1.31%	2.41%
Portfolio Turnover Rate	53%	51%	59%		71%	44%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.03% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(5)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.08% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Ultra Short Bond Fund
	Class I					Class A
	2016	2015	2014	2013	2012	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$9.94	$9.96	$9.97	$9.98	$10.01	$9.95	$9.98	$9.98		$9.99	$10.03

Net Investment Income (Loss)(1)	0.04	0.02	0.02	0.02	0.02	0.01	– *	(0.01)		– *	0.01
Realized and Unrealized Gain (Loss) on Investments	0.01	–	–	0.02	0.01	0.01	(0.02)	0.02		0.01	(0.01)

Total from Investment Operations	0.05	0.02	0.02	0.04	0.03	0.02	(0.02)	0.01		0.01	–

Dividends from Net Investment Income	(0.05)	(0.04)	(0.03)	(0.05)	(0.06)	(0.02)	(0.01)	(0.01)		(0.02)	(0.04)

Total Distributions	(0.05)	(0.04)	(0.03)	(0.05)	(0.06)	(0.02)	(0.01)	(0.01)		(0.02)	(0.04)

Net Asset Value, End of Year	$9.94	$9.94	$9.96	$9.97	$9.98	$9.95	$9.95	$9.98		$9.98	$9.99

Total Return†	0.48%	0.16%	0.24%	0.39%	0.26%	0.20%	(0.20)%	0.06%		0.11%	(0.01)%

Ratios/Supplemental Data
Net Assets End of Year (000)	$374,899	$407,537	$433,326	$404,709	$541,798	$1,286	$1,554	$2,286		$3,735	$5,733
Ratio of Expenses to Average Net Assets	0.32%	0.33%	0.34%	0.34%	0.34%	0.60%	0.59%	0.61	%(2)	0.62%	0.50	%(3)
Ratio of Net Investment Income to Average Net Assets	0.40%	0.20%	0.17%	0.23%	0.19%	0.12%	0.00%	(0.06	)%(2)	(0.03)%	0.14	%(3)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.32%	0.33%	0.34%	0.34%	0.34%	0.60%	0.62%	0.62%		0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.40%	0.20%	0.17%	0.23%	0.19%	0.12%	(0.03)%	(0.07)%		(0.03)%	0.02%
Portfolio Turnover Rate(4)	91%	90%	94%	93%	102%	91%	90%	94%		93%	102%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment had no impact to Class A ratios.
(3)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.12% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(4)

Due to its investment strategy, the Ultra Short Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

	Intermediate Tax Exempt Bond Fund
	Class I						Class A
	2016	2015	2014		2013	2012	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$9.59	$9.89	$10.10		$10.25	$9.76	$9.55	$9.88	$10.06		$10.21	$9.72

Net Investment Income(1)	0.25	0.25	0.26		0.25	0.26	0.22	0.23	0.26		0.23	0.23
Realized and Unrealized Gain (Loss) on Investments	0.23	(0.02)	0.06		(0.07)	0.56	0.23	(0.03)	0.07		(0.07)	0.56

Total from Investment Operations	0.48	0.23	0.32		0.18	0.82	0.45	0.20	0.33		0.16	0.79

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–	–	–	–	*(2)	–	–

Dividends from Net Investment Income	(0.25)	(0.25)	(0.26)		(0.25)	(0.26)	(0.22)	(0.25)	(0.24)		(0.23)	(0.23)
Distributions from Net Realized Gains	(0.03)	(0.28)	(0.27)		(0.08)	(0.07)	(0.03)	(0.28)	(0.27)		(0.08)	(0.07)

Total Distributions	(0.28)	(0.53)	(0.53)		(0.33)	(0.33)	(0.25)	(0.53)	(0.51)		(0.31)	(0.30)

Net Asset Value, End of Year	$9.79	$9.59	$9.89		$10.10	$10.25	$9.75	$9.55	$9.88		$10.06	$10.21

Total Return†	5.03%	2.38%	3.38%		1.84%	8.49%	4.82%	2.10%	3.47%		1.55%	8.28%

Ratios/Supplemental Data
Net Assets End of Year (000)	$79,299	$75,621	$81,906		$127,046	$137,504	$2,913	$2,823	$2,858		$3,092	$4,039
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%		0.53%	0.53%	0.74%	0.78%	0.48	%(3)	0.81%	0.75	%(4)
Ratio of Net Investment Income to Average Net Assets	2.53%	2.55%	2.66%		2.48%	2.56%	2.32%	2.30%	2.71	%(3)	2.21%	2.35	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.64%	0.61%	0.58%		0.56%	0.55%	0.85%	0.86%	0.81%		0.84%	0.83%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.42%	2.47%	2.61%		2.45%	2.54%	2.21%	2.22%	2.38%		2.18%	2.27%
Portfolio Turnover Rate	22%	23%	27%		35%	19%	22%	23%	27%		35%	19%

	Intermediate Tax Exempt Bond Fund
	Class C
	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$9.46	$9.76	$9.97		$10.12	$9.63

Net Investment Income(1)	0.15	0.15	0.16		0.15	0.15
Realized and Unrealized Gain (Loss) on Investments	0.23	(0.01)	0.06		(0.07)	0.56

Total from Investment Operations	0.38	0.14	0.22		0.08	0.71

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–

Dividends from Net Investment Income	(0.15)	(0.16)	(0.16)		(0.15)	(0.15)
Distributions from Net Realized Gains	(0.03)	(0.28)	(0.27)		(0.08)	(0.07)

Total Distributions	(0.18)	(0.44)	(0.43)		(0.23)	(0.22)

Net Asset Value, End of Year	$9.66	$9.46	$9.76		$9.97	$10.12

Total Return†	4.09%	1.42%	2.37%		0.82%	7.49%

Ratios/Supplemental Data
Net Assets End of Year (000)	$314	$392	$353		$521	$495
Ratio of Expenses to Average Net Assets	1.46%	1.51%	1.52	%(3)	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.56%	1.69	%(3)	1.48%	1.55%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.57%	1.59%	1.59%		1.56%	1.54%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.49%	1.48%	1.62%		1.45%	1.54%
Portfolio Turnover Rate	22%	23%	27%		35%	19%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.28% and 0.01% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Maryland Tax Exempt Bond Fund
	Class I						Class A
	2016	2015	2014		2013	2012	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$11.06	$11.19	$11.41		$11.65	$11.27	$11.05	$11.20	$11.41		$11.65	$11.27

Net Investment Income(1)	0.27	0.29	0.31		0.31	0.32	0.24	0.26	0.30		0.28	0.29
Realized and Unrealized Gain (Loss) on Investments	0.19	(0.06)	(0.17)		(0.15)	0.48	0.19	(0.06)	(0.18)		(0.15)	0.48

Total from Investment Operations	0.46	0.23	0.14		0.16	0.80	0.43	0.20	0.12		0.13	0.77

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–	–	–	–	*(2)	–	–

Dividends from Net Investment Income	(0.27)	(0.29)	(0.31)		(0.31)	(0.32)	(0.24)	(0.28)	(0.28)		(0.28)	(0.29)
Distributions from Net Realized Gains	(0.03)	(0.07)	(0.05)		(0.09)	(0.10)	(0.03)	(0.07)	(0.05)		(0.09)	(0.10)

Total Distributions	(0.30)	(0.36)	(0.36)		(0.40)	(0.42)	(0.27)	(0.35)	(0.33)		(0.37)	(0.39)

Net Asset Value, End of Year	$11.22	$11.06	$11.19		$11.41	$11.65	$11.21	$11.05	$11.20		$11.41	$11.65

Total Return†	4.19%	2.09%	1.31%		1.35%	7.23%	3.90%	1.83%	1.18%		1.06%	6.96%

Ratios/Supplemental Data
Net Assets End of Year (000)	$46,366	$50,336	$55,118		$66,494	$73,197	$212	$306	$555		$677	$832
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%		0.53%	0.53%	0.81%	0.80%	0.63	%(3)	0.81%	0.78	%(4)
Ratio of Net Investment Income to Average Net Assets	2.44%	2.59%	2.78%		2.68%	2.79%	2.16%	2.31%	2.68	%(3)	2.39%	2.54	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.67%	0.61%	0.57%		0.56%	0.55%	0.94%	0.88%	0.80%		0.84%	0.83%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.30%	2.51%	2.74%		2.65%	2.77%	2.03%	2.23%	2.51%		2.36%	2.49%
Portfolio Turnover Rate	18%	9%	4%		14%	21%	18%	9%	4%		14%	21%

	Maryland Tax Exempt Bond Fund
	Class C
	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$11.06	$11.19	$11.40		$11.65	$11.27

Net Investment Income(1)	0.17	0.18	0.21		0.19	0.20
Realized and Unrealized Gain (Loss) on Investments	0.18	(0.05)	(0.17)		(0.16)	0.48

Total from Investment Operations	0.35	0.13	0.04		0.03	0.68

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–

Dividends from Net Investment Income	(0.17)	(0.19)	(0.20)		(0.19)	(0.20)
Distributions from Net Realized Gains	(0.03)	(0.07)	(0.05)		(0.09)	(0.10)

Total Distributions	(0.20)	(0.26)	(0.25)		(0.28)	(0.30)

Net Asset Value, End of Year	$11.21	$11.06	$11.19		$11.40	$11.65

Total Return†	3.12%	1.17%	0.44%		0.23%	6.08%

Ratios/Supplemental Data
Net Assets End of Year (000)	$23	$56	$55		$54	$1
Ratio of Expenses to Average Net Assets	1.47%	1.51%	1.42	%(3)	1.50%	1.51%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.60%	1.89	%(3)	1.65%	1.71%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.60%	1.59%	1.53%		1.54%	1.51%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.36%	1.52%	1.78%		1.61%	1.71%
Portfolio Turnover Rate	18%	9%	4%		14%	21%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.13% and 0.07% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.03% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

	Ohio Intermediate Tax Exempt Bond Fund
	Class I						Class A
	2016	2015	2014		2013	2012	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$10.88	$11.13	$11.39		$11.70	$11.34	$10.85	$11.10	$11.35		$11.66	$11.31

Net Investment Income(1)	0.25	0.28	0.32		0.34	0.35	0.21	0.25	0.29		0.31	0.33
Realized and Unrealized Gain (Loss) on Investments	0.23	(0.10)	(0.11)		(0.17)	0.57	0.23	(0.10)	(0.10)		(0.17)	0.56

Total from Investment Operations	0.48	0.18	0.21		0.17	0.92	0.44	0.15	0.19		0.14	0.89

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–	–	–	–	*(2)	–	–

Dividends from Net Investment Income	(0.25)	(0.28)	(0.32)		(0.34)	(0.35)	(0.21)	(0.25)	(0.29)		(0.31)	(0.33)
Distributions from Net Realized Gains	(0.13)	(0.15)	(0.15)		(0.14)	(0.21)	(0.13)	(0.15)	(0.15)		(0.14)	(0.21)

Total Distributions	(0.38)	(0.43)	(0.47)		(0.48)	(0.56)	(0.34)	(0.40)	(0.44)		(0.45)	(0.54)

Net Asset Value, End of Year	$10.98	$10.88	$11.13		$11.39	$11.70	$10.95	$10.85	$11.10		$11.35	$11.66

Total Return†	4.42%	1.58%	2.01%		1.47%	8.29%	4.13%	1.36%	1.82%		1.18%	7.98%

Ratios/Supplemental Data
Net Assets End of Year (000)	$39,861	$44,480	$56,863		$76,086	$82,881	$4,189	$4,515	$5,294		$6,567	$7,843
Ratio of Expenses to Average Net Assets	0.70%	0.61%	0.58%		0.56%	0.55%	0.98%	0.90%	0.80	%(3)	0.84%	0.76	%(4)
Ratio of Net Investment Income to Average Net Assets	2.25%	2.53%	2.90%		2.93%	3.03%	1.96%	2.27%	2.67	%(3)	2.65%	2.83	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.70%	0.61%	0.58%		0.56%	0.55%	0.98%	0.90%	0.85%		0.84%	0.83%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.25%	2.53%	2.90%		2.93%	3.03%	1.96%	2.27%	2.62%		2.65%	2.76%
Portfolio Turnover Rate	20%	15%	11%		15%	14%	20%	15%	11%		15%	14%

	Ohio Intermediate Tax Exempt Bond Fund
	Class C
	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$10.82	$11.06	$11.32		$11.63	$11.28

Net Investment Income(1)	0.14	0.18	0.21		0.22	0.23
Realized and Unrealized Gain (Loss) on Investments	0.23	(0.10)	(0.11)		(0.17)	0.56

Total from Investment Operations	0.37	0.08	0.10		0.05	0.79

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–

Dividends from Net Investment Income	(0.14)	(0.17)	(0.21)		(0.22)	(0.23)
Distributions from Net Realized Gains	(0.13)	(0.15)	(0.15)		(0.14)	(0.21)

Total Distributions	(0.27)	(0.32)	(0.36)		(0.36)	(0.44)

Net Asset Value, End of Year	$10.92	$10.82	$11.06		$11.32	$11.63

Total Return†	3.40%	0.66%	0.99%		0.45%	7.16%

Ratios/Supplemental Data
Net Assets End of Year (000)	$467	$458	$459		$620	$692
Ratio of Expenses to Average Net Assets	1.70%	1.63%	1.58%		1.56%	1.55%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.59%	1.90%		1.94%	2.04%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.70%	1.63%	1.58%		1.56%	1.55%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.25%	1.59%	1.90%		1.94%	2.04%
Portfolio Turnover Rate	20%	15%	11%		15%	14%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.05% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Tax Exempt Limited Maturity Bond Fund
	Class I						Class A
	2016	2015	2014		2013	2012	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Year	$10.39	$10.50	$10.52		$10.64	$10.44	$10.39	$10.50	$10.53		$10.64	$10.45

Net Investment Income(1)	0.16	0.16	0.15		0.17	0.19	0.13	0.13	0.12		0.14	0.17
Realized and Unrealized Gain (Loss) on Investments	0.07	(0.11)	–	*	(0.10)	0.20	0.08	(0.11)	(0.01)		(0.09)	0.19

Total from Investment Operations	0.23	0.05	0.15		0.07	0.39	0.21	0.02	0.11		0.05	0.36

Contributions of Capital by Affiliate(1)	–	–	–	*(2)	–	–	–	–	–	*(2)	–	–

Dividends from Net Investment Income	(0.16)	(0.16)	(0.15)		(0.17)	(0.19)	(0.13)	(0.13)	(0.12)		(0.14)	(0.17)
Distributions from Net Realized Gains	–	–	(0.02)		(0.02)	–	–	–	(0.02)		(0.02)	–

Total Distributions	(0.16)	(0.16)	(0.17)		(0.19)	(0.19)	(0.13)	(0.13)	(0.14)		(0.16)	(0.17)

Net Asset Value, End of Year	$10.46	$10.39	$10.50		$10.52	$10.64	$10.47	$10.39	$10.50		$10.53	$10.64

Total Return†	2.19%	0.46%	1.47%		0.67%	3.78%	2.01%	0.19%	1.12%		0.49%	3.45%

Ratios/Supplemental Data
Net Assets End of Year (000)	$131,767	$133,081	$144,797		$145,668	$140,442	$249	$452	$470		$541	$526
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%		0.53%	0.53%	0.80%	0.81%	0.80	%(3)	0.81%	0.76	%(4)
Ratio of Net Investment Income to Average Net Assets	1.49%	1.50%	1.42%		1.60%	1.81%	1.22%	1.23%	1.19	%(3)	1.32%	1.59	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.56%	0.55%	0.54%		0.55%	0.53%	0.83%	0.83%	0.83%		0.83%	0.82%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.46%	1.48%	1.41%		1.58%	1.81%	1.19%	1.21%	1.16%		1.30%	1.53%
Portfolio Turnover Rate	29%	36%	48%		51%	19%	29%	36%	48%		51%	19%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.05% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1,  2 0 1 6

	Par (000)	Value (000)

ASSET-BACKED SECURITIES — 8.1%
Automotive — 4.6%
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	$375	$376
Ford Credit Auto Lease Trust,
Series 2016-A, Cl A2A
1.420%, 11/15/18	345	345
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	470	470
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A2A
0.810%, 01/15/18	92	92
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	85	85
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	305	305
Honda Auto Receivables Owner Trust,
Series 2016-2, Cl A3
1.390%, 04/15/20	130	130
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	101	101
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	339	338
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	595	595
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	760	761
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	405	404

		4,002

Credit Cards — 2.8%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	500	503
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	905	907
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	365	367
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	595	595

		2,372

Equipment — 0.4%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	332	332

	Par (000)	Value (000)

Utilities — 0.3%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	$250	$254

Total Asset-Backed Securities (Cost $6,950)		6,960

CORPORATE BONDS — 30.6%
Aerospace — 0.4%
Lockheed Martin
3.800%, 03/01/45	350	341

Automotive — 1.2%
Ford Motor Credit LLC (MTN)
1.082%, 11/08/16 (A)	325	325
General Motors Financial
3.200%, 07/13/20	250	252
Toyota Motor Credit (MTN)
3.400%, 09/15/21	270	289
Volkswagen Group of America Finance LLC
1.024%, 05/23/17 (A) 144A	200	199

		1,065

Cable — 1.6%
21st Century Fox America
8.450%, 08/01/34	265	382
CBS
4.000%, 01/15/26	230	243
Discovery Communications LLC
3.250%, 04/01/23	335	324
Scripps Networks Interactive
2.800%, 06/15/20	250	252
Time Warner Cable
4.500%, 09/15/42	250	223

		1,424

Consumer Discretionary — 0.7%
Carnival
3.950%, 10/15/20	230	245
Hasbro
6.300%, 09/15/17	319	338

		583

Consumer Services — 0.3%
Automatic Data Processing
3.375%, 09/15/25	240	256

Consumer Staples — 0.3%
Procter & Gamble
5.550%, 03/05/37	200	267

Energy — 2.5%
BP Capital Markets PLC
3.245%, 05/06/22	205	211
ConocoPhillips
6.500%, 02/01/39	245	302
Energy Transfer Partners LP
6.125%, 12/15/45	110	103
4.050%, 03/15/25	210	193
EQT
5.150%, 03/01/18	125	127
4.875%, 11/15/21	245	248

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1,  2 0 1 6

	Par (000)	Value (000)

CORPORATE BONDS — continued
Energy — continued
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	$121	$131
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	237	246
Petroleos Mexicanos
6.000%, 03/05/20	155	165
Phillips 66
4.650%, 11/15/34	235	238
Williams Partners LP
4.125%, 11/15/20	225	211

		2,175

Financials — 10.2%
American Express
6.800%, 09/01/66 (A)	225	225
American Express Credit (GMTN)
2.250%, 08/15/19	335	340
Australia & New Zealand Banking Group
4.400%, 05/19/26 144A	225	228
Bank of America (MTN)
4.200%, 08/26/24	465	475
4.000%, 04/01/24	275	289
BankUnited
4.875%, 11/17/25	165	166
BB&T (MTN)
2.050%, 05/10/21	180	179
BBVA Bancomer SA
4.375%, 04/10/24 144A	250	258
Capital One Financial
4.200%, 10/29/25	100	102
2.450%, 04/24/19	475	479
Citigroup
4.450%, 09/29/27	260	264
2.050%, 12/07/18	380	382
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25	300	294
Deutsche Bank AG
2.950%, 08/20/20	315	314
Deutsche Bank AG (GMTN)
2.850%, 05/10/19	120	120
Goldman Sachs Group
6.250%, 09/01/17	235	248
5.750%, 01/24/22	200	229
HSBC Holdings PLC
5.100%, 04/05/21	385	423
JPMorgan Chase
4.625%, 05/10/21	420	461
3.375%, 05/01/23	215	216
Lloyds Banking Group PLC
4.650%, 03/24/26	250	253
Morgan Stanley (GMTN)
4.875%, 11/01/22	260	282
2.125%, 04/25/18	420	423
Royal Bank of Canada
1.200%, 09/19/17	235	235
Santander UK Group Holdings PLC
2.875%, 10/16/20	220	219
State Street
1.950%, 05/19/21	125	125
Toronto-Dominion Bank (GMTN)
2.500%, 12/14/20	215	219

	Par (000)	Value (000)

Visa
4.150%, 12/14/35	$410	$446
Wells Fargo
5.900%, 12/29/49 (A)	230	238
Wells Fargo (GMTN)
4.300%, 07/22/27	100	106
Wells Fargo (MTN)
3.300%, 09/09/24	105	108
Westpac Banking
2.250%, 07/30/18	335	340
1.650%, 05/13/19	125	125

		8,811

Food, Beverage & Tobacco — 0.6%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	260	290
Kraft Heinz Foods
5.200%, 07/15/45 144A	200	224

		514

Healthcare — 3.2%
AbbVie
2.300%, 05/14/21	145	144
1.750%, 11/06/17	420	421
Actavis Funding SCS
3.450%, 03/15/22	520	528
Amgen
4.400%, 05/01/45	370	369
Johnson & Johnson
3.550%, 03/01/36	400	417
Mylan NV
2.500%, 06/07/19 144A	175	175
Novartis Capital
3.700%, 09/21/42	260	267
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	150	149
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	260	270

		2,740

Industrials — 0.3%
General Electric
4.125%, 10/09/42	240	254

Insurance — 1.5%
Assurant
2.500%, 03/15/18	235	237
Berkshire Hathaway Finance
4.250%, 01/15/21	215	237
Chubb INA Holdings
2.875%, 11/03/22	125	129
MetLife
6.400%, 12/15/36	210	226
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	190	206
XLIT
2.300%, 12/15/18	300	301

		1,336

Materials — 0.3%
Cytec Industries
3.950%, 05/01/25	250	243

See Notes to Financial Statements.

	Par (000)	Value (000)

CORPORATE BONDS — continued
Real Estate Investment Trusts — 1.4%
American Campus Communities Operating Partnership LP
4.125%, 07/01/24	$105	$108
3.750%, 04/15/23	290	294
Digital Realty Trust LP
5.250%, 03/15/21	185	204
Host Hotels & Resorts LP
3.750%, 10/15/23	270	267
Realty Income
3.250%, 10/15/22	380	381

		1,254

Retail — 1.5%
Expedia
5.000%, 02/15/26 144A	200	200
McDonald’s Corp (MTN)
3.700%, 01/30/26	65	69
Priceline Group
3.600%, 06/01/26	330	332
Wal-Mart Stores
5.250%, 09/01/35	530	667

		1,268

Technology — 1.8%
Apple
3.850%, 05/04/43	445	434
Avnet
4.625%, 04/15/26	195	198
Intel
3.100%, 07/29/22	225	237
KLA-Tencor
4.125%, 11/01/21	400	423
Oracle
4.300%, 07/08/34	210	224

		1,516

Telecommunications — 0.9%
AT&T
4.600%, 02/15/21	350	380
4.450%, 04/01/24	35	37
Verizon Communications
4.272%, 01/15/36	345	343

		760

Transportation — 0.8%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	220	240
ERAC USA Finance LLC
5.625%, 03/15/42 144A	200	232
FedEx
3.900%, 02/01/35	250	246

		718

Utilities — 1.1%
Berkshire Hathaway Energy
6.125%, 04/01/36	182	234
Exelon Generation LLC
4.000%, 10/01/20#	227	239
Florida Power & Light
4.050%, 10/01/44	175	188

	Par (000)	Value (000)

Puget Sound Energy
5.757%, 10/01/39	$202	$259

		920

Total Corporate Bonds (Cost $25,429)		26,445

MUNICIPAL BOND — 0.4%
Texas — 0.4%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	320	396

Total Municipal Bond (Cost $328)		396

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 27.8%
Federal Home Loan Mortgage Corporation — 2.0%
9.500%, 10/01/20	3	3
8.500%, 09/01/16 (B)	–	–
8.000%, 07/01/25	21	24
7.500%, 09/01/30 (B)	–	–
6.000%, 09/01/19	5	5
5.500%, 06/01/33 (B)	–	–
4.500%, 07/01/40	591	646
3.500%, 06/01/42	687	720
3.000%, 12/01/42	348	357
2.685%, 01/01/36 (A)	5	6
2.565%, 12/01/36 (A)	6	6

		1,767

Federal National Mortgage Association — 23.1%
8.000%, 03/01/31	1	1
6.000%, 09/01/37	2	2
5.500%, 05/01/35	206	233
5.500%, 03/01/36	22	25
5.000%, 03/01/40	467	520
4.500%, 10/01/39	1,012	1,103
4.500%, 03/01/40	267	292
4.500%, 04/01/40	447	491
4.500%, 07/01/40	23	25
4.500%, 04/01/41	329	359
4.000%, 09/01/39	17	18
4.000%, 11/01/40	740	793
4.000%, 01/01/41	866	938
4.000%, 02/01/41	560	599
4.000%, 11/01/41	29	31
4.000%, 12/01/41	478	512
4.000%, 07/01/42	559	599
4.000%, 11/01/44	769	826
4.000%, 11/01/45	798	853
3.500%, 01/01/28	351	371
3.500%, 09/01/29	398	420
3.500%, 11/01/29	390	412
3.500%, 03/01/41	784	821
3.500%, 07/01/42	609	642
3.500%, 08/01/42	638	670
3.500%, 10/01/42	938	983
3.500%, 11/01/42	53	55
3.500%, 02/01/43	909	957
3.500%, 08/01/43	549	575
3.500%, 12/01/45	1,028	1,077
3.000%, 06/01/27	477	498

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1,  2 0 1 6

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.000%, 11/01/27	$597	$623
3.000%, 04/01/43	1,243	1,276
3.000%, 06/01/43	1,125	1,154
2.500%, 11/01/27	1,122	1,155
2.192%, 08/01/35 (A)	3	4

		19,913

Government National Mortgage Association — 2.7%
8.500%, 11/15/21	19	19
8.500%, 07/15/22	4	4
8.250%, 04/20/17 (B)	–	–
6.000%, 01/15/32 (B)	–	–
4.500%, 10/20/45	633	681
4.000%, 09/15/41	746	800
3.500%, 07/15/42 (B)	–	–
3.500%, 12/20/42	741	785

		2,289

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $23,300)		23,969

U.S. TREASURY OBLIGATIONS — 31.4%
U.S. Treasury Bonds — 5.2%
4.500%, 02/15/36	1,491	2,037
3.750%, 08/15/41	1,705	2,094
3.125%, 08/15/44	365	402

		4,533

U.S. Treasury Notes — 26.2%
3.000%, 09/30/16	70	71
2.500%, 08/15/23	545	576
2.375%, 08/15/24	555	581
2.250%, 11/15/24	310	321
2.250%, 11/15/25	595	616
2.125%, 05/15/25	1,755	1,800
2.000%, 02/28/21	955	983
2.000%, 02/15/23	1,055	1,080
1.750%, 10/31/20	1,705	1,735
1.625%, 04/30/19	1,805	1,836
1.625%, 07/31/19	360	366
1.625%, 12/31/19	1,450	1,473
1.625%, 08/15/22	2,740	2,748
1.500%, 06/30/16	925	926
1.250%, 01/31/19	5	5
1.250%, 10/31/19	725	728
1.000%, 03/31/17	550	551
0.750%, 01/15/17	1,350	1,351
0.750%, 03/31/18	1,085	1,083
0.625%, 07/15/16	1,460	1,461
0.625%, 11/15/16	1,315	1,315
0.500%, 07/31/16	1,020	1,020

		22,626

Total U.S. Treasury Obligations
(Cost $26,700)		27,159

	Number of Shares	Value (000)

MONEY MARKET FUND — 1.7%
PNC Government Money Market Fund,
Class I Shares 0.080%† (C)	1,448,642	$1,449

Total Money Market Fund
(Cost $1,449)		1,449
Total Investments Before Short-Term Investments Purchased with
Collateral from Securities Loaned – 100.0%
(Cost $84,156)		86,378

SHORT-TERM INVESTMENTS PURCHASED WITH
COLLATERAL FROM SECURITIES LOANED — 0.3%

Affiliated Money Market Fund — 0.3%
PNC Government Money Market Fund,
Class I Shares 0.080%† (C)	215,494	216

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 0.250% (C)	27,182	27

Total Short-Term Investments Purchased With Collateral From
Securities Loaned
(Cost $243)‡		243

TOTAL INVESTMENTS — 100.3%
(Cost $84,399)*		86,621

Other Assets & Liabilities – (0.3)%		(296)

TOTAL NET ASSETS — 100.0%		$86,325

*	Aggregate cost for Federal income tax purposes is (000) $84,469.

Gross unrealized appreciation (000)	$2,368
Gross unrealized depreciation (000)	(216)

Net unrealized appreciation (000)	$2,152

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $237 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on May 31, 2016.
(B)	Par and Value are less than $500.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1,722 (000) and represents 2.0% of net assets as of May 31, 2016.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Asset-Backed Securities	$–	$6,960	$–	$6,960

Corporate Bonds	–	26,445	–	26,445

Money Market Fund	1,449	–	–	1,449

Municipal Bond	–	396	–	396

Short-Term Investments Purchased With Collateral From Securities Loaned	243	–	–	243

U.S. Government Agency Mortgage-Backed Obligations	–	23,969	–	23,969

U.S. Treasury Obligations	–	27,159	–	27,159

Total Assets - Investments in Securities	$1,692	$84,929	$–	$86,621

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of May 31, 2016, such liabilities are categorized within the valuation hierarchy as follows:
		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Liabilities:

Payable for collateral received for loaned securities	$–	$243	$–	$243

Total Liabilities - Collateral Received for Loaned Securities	$–	$243	$–	$243

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  G o v e r n m e n t  M o r t g a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1,  2 0 1 6

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 89.9%
Federal Home Loan Mortgage Corporation — 10.3%
9.000%,06/01/16 to 09/01/20	$3	$3
8.500%,11/01/18 to 01/01/22	6	6
8.000%,02/01/17 to 03/01/22	3	3
7.000%,05/01/31	9	10
6.000%,10/01/32	105	120
5.500%,03/01/28	74	83
4.500%,03/01/40 to 07/01/40	1,154	1,268
4.000%,09/01/40 to 01/01/41	778	832
3.500%,06/01/42 to 12/01/42	2,001	2,096
3.000%,04/01/43 to 01/01/46	953	977

		5,398

Federal National Mortgage Association — 66.1%
10.000%,06/01/21	2	2
9.000%,02/01/17 to 10/01/19	2	2
8.500%,11/01/21 to 09/01/23	4	4
8.000%,02/01/23 to 03/01/23	3	4
7.500%,09/01/22 to 07/01/31	74	90
7.000%,01/01/31 to 09/01/31	36	37
6.500%,02/01/38	398	472
6.000%,01/01/37	518	597
5.500%,12/01/18 to 01/01/35	1,161	1,309
5.000%,10/01/35 to 10/01/39	1,360	1,519
4.500%,06/01/20 to 09/01/43	3,449	3,769
4.000%,07/01/25 to 12/01/42	6,350	6,798
3.500%,08/01/26 to 05/01/45	10,097	10,592
3.000%,04/01/27 to 09/01/43	7,274	7,511
2.500%,09/01/27 to 04/01/28	2,021	2,081

		34,787

Government National Mortgage Association — 13.5%
9.250%,12/15/19 to 05/15/21	15	16
9.000%,08/20/16 to 11/15/24	34	37
8.750%,12/15/16	4	4
8.500%,02/15/17 to 09/15/24	46	48
8.000%,04/15/17 to 04/15/30	109	120
7.500%,05/15/22 to 09/20/30	208	225
7.000%,03/15/23 to 07/15/31	307	344
5.000%,10/15/39	937	1,053
4.500%,03/15/39 to 10/20/45	1,437	1,575
4.000%,09/15/39 to 10/20/44	2,070	2,216
3.500%,06/20/42 to 01/20/43	1,373	1,450

		7,088

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $45,924)		47,273

	Par (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 8.5%
U.S. Treasury Notes — 8.5%
1.250%, 10/31/19	$1,380	$1,386
0.750%, 02/28/18	3,110	3,104

		4,490

Total U.S. Treasury Obligations (Cost $4,493)		4,490

COLLATERALIZED MORTGAGE OBLIGATION — 0.0%

Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	17	19

Total Collateralized Mortgage Obligation (Cost $18)		19

	Number of Shares

MONEY MARKET FUND — 1.5%
PNC Government Money Market Fund,
Class I Shares 0.080%† (A)	768,744	769

Total Money Market Fund (Cost $769)		769

TOTAL INVESTMENTS — 99.9% (Cost $51,204)*		52,551

Other Assets & Liabilities – 0.1%		57

TOTAL NET ASSETS — 100.0%		$52,608

* Aggregate cost for Federal income tax purposes is (000) $51,205.

Gross unrealized appreciation (000)	$1,453
Gross unrealized depreciation (000)	(107)

Net unrealized appreciation (000)	$1,346

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Collateralized Mortgage Obligation	$–	$19	$–	$19

Money Market Fund	769	–	–	769

U.S. Government Agency Mortgage-Backed Obligations	–	47,273	–	47,273

U.S. Treasury Obligations	–	4,490	–	4,490

Total Assets - Investments in Securities	$769	$51,782	$–	$52,551

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  H i g h  Y i e l d  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1,  2 0 1 6

	Par (000)	Value (000)

CORPORATE BONDS — 97.9%
Aerospace — 3.3%
Spirit AeroSystems
6.750%, 12/15/20	$423	$439

Automotive — 2.1%
General Motors Escrow Bond
8.375%, 07/15/33* (A) (B) (C)	405	–
Lear
5.375%, 03/15/24	125	132
Penske Automative Group
5.500%, 05/15/26	150	149

		281

Cable — 9.4%
Belo
7.750%, 06/01/27	225	237
Cable One
5.750%, 06/15/22 144A	200	205
CCO Holdings LLC
6.625%, 01/31/22	115	122
CSC Holdings LLC
8.625%, 02/15/19	325	360
Sinclair Television Group
6.375%, 11/01/21	325	343

		1,267

Consumer Services — 15.9%
Avon Products
6.750%, 03/15/23	75	56
5.750%, 03/01/18	150	148
DreamWorks Animation SKG
6.875%, 08/15/20 144A	350	371
Graham Holdings
7.250%, 02/01/19	225	245
H&E Equipment Services
7.000%, 09/01/22#	208	214
Live Nation Entertainment
7.000%, 09/01/20 144A	200	210
Royal Caribbean Cruises
7.500%, 10/15/27	400	465
Sotheby’s
5.250%, 10/01/22 144A	450	439

		2,148

Energy — 12.6%
Boardwalk Pipelines LP
5.950%, 06/01/26	150	150
Chesapeake Energy
7.250%, 12/15/18	50	43
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	170	76
Continental Resources
5.000%, 09/15/22	150	142
Denbury Resources
5.500%, 05/01/22	85	60
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	300	279
Kinder Morgan (GMTN)
7.750%, 01/15/32	200	216
Marathon Oil
5.900%, 03/15/18	119	123

	Par (000)	Value (000)

McDermott International
8.000%, 05/01/21 144A	$200	$175
Peabody Energy
10.000%, 03/15/22 (C) 144A	250	36
PHI
5.250%, 03/15/19	250	224
Transocean
6.000%, 03/15/18	110	107
Williams Partners LP
4.125%, 11/15/20	70	66

		1,697

Financials — 8.8%
Ally Financial
4.750%, 09/10/18	125	128
American Express
6.800%, 09/01/66 (D)	145	145
Bank of America
6.250%, 09/29/49 (D)	200	205
Citigroup
6.250%, 12/29/49 (D)	125	129
5.800%, 11/29/49 (D)	125	121
International Lease Finance
3.875%, 04/15/18	250	254
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	190	198

		1,180

Food, Beverage & Tobacco — 0.8%
Constellation Brands
6.000%, 05/01/22	100	113

Healthcare — 7.8%
DaVita HealthCare Partners
5.750%, 08/15/22	240	251
HCA Holdings
5.875%, 03/15/22	308	333
Select Medical
6.375%, 06/01/21	350	337
Tenet Healthcare
6.000%, 10/01/20	125	131

		1,052

Industrials — 21.4%
Ball
4.000%, 11/15/23	150	147
Bombardier
7.750%, 03/15/20 144A	225	224
CNH Industrial Capital LLC
3.375%, 07/15/19	215	212
CrownCork & Seal
7.375%, 12/15/26	215	236
Erickson
8.250%, 05/01/20	125	66
Hertz
7.500%, 10/15/18	110	112
K. Hovnanian Enterprises
7.250%, 10/15/20 144A	125	110
KLX
5.875%, 12/01/22 144A	270	264
Masco
7.750%, 08/01/29	362	420

See Notes to Financial Statements.

	Par (000)	Value (000)

CORPORATE BONDS — continued
Industrials — continued
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	$225	$240
PulteGroup
7.875%, 06/15/32	235	264
United Rentals
4.625%, 07/15/23	183	182
USG
7.875%, 03/30/20 144A	385	400

		2,877

Information Technology — 1.1%
VeriSign
4.625%, 05/01/23	150	152

Materials — 3.7%
ArcelorMittal
10.850%, 06/01/19	175	206
Eldorado Gold
6.125%, 12/15/20 144A	310	291

		497

Retail — 6.2%
Expedia
5.000%, 02/15/26 144A	210	210
Hanesbrands
6.375%, 12/15/20	175	181
4.625%, 05/15/24 144A	215	215
Levi Strauss
6.875%, 05/01/22	190	203
Sally Holdings LLC
5.500%, 11/01/23	28	29

		838

Telecommunications — 4.8%
DigitalGlobe
5.250%, 02/01/21 144A	369	339
SBA Telecommunications
5.750%, 07/15/20	300	309

		648

Total Corporate Bonds
(Cost $13,229)		13,189

	Number of Shares	Value (000)

COMMON STOCK — 0.4%
Automotive — 0.4%
General Motors	1,780	$56

Total Common Stock
(Cost $99)		56
MONEY MARKET FUND — 0.1%
PNC Government Money Market Fund,
Class I Shares 0.080%† (E)	13,399	13
Total Money Market Fund
(Cost $13)		13

Total Investments Before Short-Term Investments Purchased with
Collateral from Securities Loaned — 98.4%
(Cost $13,341)		13,258
SHORT-TERM INVESTMENTS PURCHASED WITH
COLLATERAL FROM SECURITIES LOANED — 1.6%

Affiliated Money Market Fund — 1.4%
PNC Government Money Market Fund,
Class I Shares 0.080%† (E)	194,284	194

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class 0.250% (E)	24,506	25

Total Short-Term Investments Purchased With Collateral From
Securities Loaned
(Cost $219)‡		219

TOTAL INVESTMENTS — 100.0%
(Cost $13,560)**		13,477

Other Assets & Liabilities — 0.0%		2

TOTAL NET ASSETS — 100.0%		$13,479

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $13,563.

Gross unrealized appreciation (000)	$337
Gross unrealized depreciation (000)	(423)

Net unrealized depreciation (000)	$(86)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $212 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Security fair valued using methods approved by the Board of Trustees. (B) Illiquid Security. Total value of illiquid securities is $0 (000) and represents less than 0.1% of net assets as of May 31, 2016.
(C)	Security in default.
(D)	Variable Rate Security — the rate shown is the rate in effect on May 31, 2016.
(E)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,729 (000) and represents 27.7% of net assets as of May 31, 2016.

See Notes to Financial Statements.

P N C  H i g h  Y i e l d  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stock	$56	$–	$–	$56

Corporate Bonds	–	13,189	–	13,189

Money Market Fund	13	–	–	13

Short-Term Investments Purchased With Collateral From Securities Loaned	219	–	–	219

Total Assets - Investments in Securities	$288	$13,189	$–	$13,477

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of May 31, 2016, such liabilities are categorized within the valuation hierarchy as follows:
	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$219	$–	$219

Total Liabilities - Collateral Received for Loaned Securities	$–	$219	$–	$219

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par	Value
	(000)	(000)
ASSET-BACKED SECURITIES — 14.8%
Automotive — 6.7%
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	$3,000	$3,008
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	2,985	2,985
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	1,125	1,127
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	56	57
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A3
1.050%, 10/15/18	790	790
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	640	640
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 09/15/17	8	8
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A4
1.010%, 02/15/19	2,480	2,480
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A3
1.050%, 04/15/19	1,165	1,165
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	1,900	1,899
Nissan Auto Receivables Owner Trust,
Series 2015-C Cl A3
1.370%, 05/15/20	1,175	1,177
Toyota Auto Receivables Owner Trust,
Series 2015-C, Cl A3
1.340%, 06/17/19	2,590	2,597
Toyota Auto Receivables Owner Trust,
Series 2013-B, Cl A3
0.890%, 07/17/17	3	3
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	1,654	1,649
Volkswagen Auto Loan Enhanced Trust,
Series 2013-1, Cl A3
0.560%, 08/21/17	129	129

		19,714

Credit Cards — 7.0%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	3,295	3,311
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	1,655	1,659
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	2,590	2,603
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Cl A1

	Par	Value
	(000)	(000)

1.390%, 01/15/21	$2,610	$2,614
Chase Issuance Trust,
Series 2015-A2, Cl A2
1.590%, 02/18/20	4,225	4,253
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	1,405	1,406
Citibank Credit Card Issuance Trust,
Series 2014-A2, Cl A2
1.020%, 02/22/19	2,000	2,001
Synchrony Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/22	850	861
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,825	1,826

		20,534

Equipment — 0.8%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	1,710	1,710
John Deere Owner Trust,
Series 2016-A, Cl A3
1.360%, 04/15/20	645	643

		2,353

Financials — 0.1%
GS Mortgage Securities Trust,
Series 2011-GC5, Cl A2
2.999%, 08/10/44	436	436

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	640	650

Total Asset-Backed Securities
(Cost $43,632)		43,687

CORPORATE BONDS — 37.5%
Automotive — 1.4%
Ford Motor Credit LLC
3.000%, 06/12/17	1,000	1,014
General Motors Financial
3.200%, 07/13/20	1,500	1,514
PACCAR Financial (MTN)
1.280%, 12/06/18 (A)	800	802
Volkswagen Group of America Finance LLC
1.024%, 05/23/17 (A) 144A	855	849

		4,179

Cable — 1.1%
Discovery Communications LLC
3.300%, 05/15/22	1,040	1,034
Thomson Reuters
3.850%, 09/29/24	1,300	1,351
Time Warner
3.400%, 06/15/22	750	777

		3,162

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par	Value
	(000)	(000)

CORPORATE BONDS — continued
Consumer Discretionary — 0.8%
Carnival
3.950%, 10/15/20	$845	$901
Hasbro
6.300%, 09/15/17	1,431	1,516

		2,417

Energy — 3.4%
Chevron
2.411%, 03/03/22	930	932
ConocoPhillips
2.875%, 11/15/21	1,315	1,321
Energy Transfer Partners LP
4.050%, 03/15/25	1,725	1,588
EQT
5.150%, 03/01/18	495	503
4.875%, 11/15/21	1,145	1,160
Exxon Mobil
0.674%, 03/15/17 (A)	2,150	2,149
1.453%, 03/01/19 (A)	435	440
Kinder Morgan Energy Partners LP
4.150%, 03/01/22	1,176	1,160
Petroleos Mexicanos
3.500%, 07/23/20	300	294
Petroleos Mexicanos (GMTN)
4.250%, 01/15/25	410	383

		9,930

Financials — 15.4%
American Express
3.625%, 12/05/24	875	882
American Express Credit
1.148%, 07/29/16 (A)	1,155	1,156
American Honda Finance (GMTN)
1.127%, 10/07/16 (A)	1,250	1,252
American Honda Finance (MTN)
2.250%, 08/15/19	530	543
Bank of America (MTN)
5.625%, 07/01/20	825	923
4.000%, 04/01/24	680	716
4.200%, 08/26/24	1,330	1,358
Bank of Montreal (MTN)
0.880%, 07/14/17 (A)	1,500	1,499
BankUnited
4.875%, 11/17/25	690	695
BB&T (MTN)
6.850%, 04/30/19	10	11
3.950%, 03/22/22	1,250	1,332
BBVA Bancomer SA
4.375%, 04/10/24 144A	1,270	1,308
BNP Paribas SA (MTN)
1.250%, 12/12/16	15	15
2.700%, 08/20/18	710	725
Capital One Financial
3.500%, 06/15/23	1,745	1,784
Citigroup
2.050%, 12/07/18	1,045	1,049
4.600%, 03/09/26	605	628
4.450%, 09/29/27	320	324
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25	1,090	1,067

	Par	Value
	(000)	(000)

Deutsche Bank AG
1.350%, 05/30/17	$980	$976
Deutsche Bank AG (GMTN)
2.850%, 05/10/19	465	465
GE Capital International Funding
3.373%, 11/15/25 144A	583	619
Goldman Sachs Group
6.250%, 09/01/17	725	765
5.750%, 01/24/22	780	894
HSBC Bank USA NA
4.875%, 08/24/20	1,215	1,308
HSBC Holdings PLC
4.300%, 03/08/26	420	439
John Deere Capital
1.201%, 01/08/19 (A)	1,640	1,649
John Deere Capital (MTN)
2.450%, 09/11/20	685	699
JPMorgan Chase
6.125%, 06/27/17	411	431
4.625%, 05/10/21	865	950
3.375%, 05/01/23	1,585	1,594
Lloyds Bank PLC
1.750%, 05/14/18	1,375	1,373
Morgan Stanley (GMTN)
2.125%, 04/25/18	1,000	1,008
4.875%, 11/01/22	995	1,079
MUFG Americas Holdings
3.500%, 06/18/22	1,400	1,446
Royal Bank of Canada
1.200%, 09/19/17	1,560	1,557
1.875%, 02/05/20	2,400	2,408
Santander UK Group Holdings PLC
2.875%, 10/16/20	1,205	1,199
Svenska Handelsbanken AB
3.125%, 07/12/16	660	662
Toronto-Dominion Bank (GMTN)
2.125%, 07/02/19	1,240	1,255
US Bancorp (MTN)
2.950%, 07/15/22	1,190	1,221
Visa
2.800%, 12/14/22	895	926
Wells Fargo (MTN)
3.300%, 09/09/24	870	897
4.100%, 06/03/26	850	896
Westpac Banking
2.600%, 11/23/20	1,440	1,469

		45,452

Food, Beverage & Tobacco — 0.9%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	1,090	1,165
3.650%, 02/01/26	675	701
Coca-Cola
0.737%, 11/01/16 (A)	860	860

		2,726

Healthcare — 2.5%
AbbVie
1.750%, 11/06/17	1,087	1,089
3.200%, 05/14/26	720	714
Actavis Funding SCS
3.450%, 03/15/22	1,735	1,761

See Notes to Financial Statements.

	Par	Value
	(000)	(000)
CORPORATE BONDS — continued
Healthcare — continued
Aetna
1.500%, 11/15/17	$1,658	$1,658
Mylan NV
2.500%, 06/07/19 144A	750	751
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	1,535	1,523

		7,496

Industrials — 0.3%
Avnet
4.625%, 04/15/26	760	769

Insurance — 1.5%
Assurant
2.500%, 03/15/18	800	807
Berkshire Hathaway
3.750%, 08/15/21#	1,605	1,755
MetLife
4.368%, 09/15/23	645	706
3.600%, 11/13/25	410	425
XLIT
2.300%, 12/15/18	805	809

		4,502

Materials — 0.3%
Cytec Industries
3.950%, 05/01/25	910	886

Real Estate Investment Trusts — 1.9%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	1,570	1,590
Digital Realty Trust LP
5.250%, 03/15/21	690	762
Host Hotels & Resorts LP
3.750%, 10/15/23	975	964
Realty Income
3.250%, 10/15/22	1,405	1,408
Ventas Realty LP
3.500%, 02/01/25	895	895

		5,619

Retail — 1.3%
CVS Health
3.500%, 07/20/22	1,385	1,461
Expedia
5.000%, 02/15/26 144A	655	655
Lowe’s
1.055%, 09/10/19 (A)	460	461
Priceline Group
3.650%, 03/15/25	440	448
3.600%, 06/01/26	670	673

		3,698

Technology — 2.0%
Apple
2.400%, 05/03/23	1,465	1,463
Intel
2.700%, 12/15/22	715	737
KLA-Tencor
4.125%, 11/01/21	1,750	1,850

	Par	Value
	(000)	(000)

Oracle
2.500%, 05/15/22	$1,185	$1,204
Xilinx
3.000%, 03/15/21	605	626

		5,880

Telecommunications — 2.0%
AT&T
4.600%, 02/15/21	1,980	2,150
Charter Communications Operating LLC
4.464%, 07/23/22 144A	1,400	1,475
Cisco Systems
0.961%, 03/03/17 (A)	590	591
1.254%, 02/21/18 (A)	890	896
Verizon Communications
5.150%, 09/15/23	650	746

		5,858

Utilities — 2.7%
Berkshire Hathaway Energy
3.500%, 02/01/25	1,530	1,613
Duke Energy
5.050%, 09/15/19	1,385	1,522
Exelon Generation LLC
4.000%, 10/01/20#	1,780	1,876
Metropolitan Edison
7.700%, 01/15/19	900	1,015
Xcel Energy
4.700%, 05/15/20	1,761	1,916

		7,942

Total Corporate Bonds
(Cost $108,631)		110,516

REGIONAL BOND — 0.3%
Canada — 0.3%
Province of Quebec
2.500%, 04/20/26	945	944

Total Regional Bond
(Cost $942)		944

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 3.0%
Federal National Mortgage Association — 3.0%
4.000%, 12/01/45	2,715	2,899
3.500%, 07/01/43	2,791	2,925
3.000%, 01/01/31	2,853	2,974

		8,798

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $8,829)		8,798

U.S. TREASURY OBLIGATIONS — 42.5%
U.S. Treasury Notes — 42.5%
2.625%, 08/15/20	18,355	19,344
2.625%, 11/15/20	30	32
2.500%, 08/15/23	5,510	5,822
2.375%, 08/15/24	3,060	3,203
2.250%, 11/15/24	4,165	4,317
2.250%, 11/15/25	1,890	1,957
2.125%, 08/15/21	9,584	9,912

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
2.125%, 05/15/25	$9,770	$10,020
2.000%, 02/28/21	11,620	11,955
1.750%, 10/31/20	5,910	6,013
1.625%, 07/31/19	11,535	11,735
1.625%, 12/31/19	1,215	1,234
1.625%, 08/15/22	5,260	5,275
1.250%, 01/31/19	14,030	14,125
1.250%, 10/31/19	5,730	5,756
1.000%, 03/31/17	745	747
1.000%, 12/15/17	10,935	10,961
1.000%, 02/15/18	2,650	2,656
0.875%, 08/15/17	465	465

		125,529

Total U.S. Treasury Obligations
(Cost $124,328)		125,529

	Number of Shares
MONEY MARKET FUND — 1.5%
PNC Government Money Market Fund,
Class I Shares 0.080%† (B)	4,410,674	4,411

Total Money Market Fund
(Cost $4,411)		4,411

Total Investments Before Short-Term Investments Purchased with
Collateral from Securities Loaned – 99.6%
(Cost $290,773)		293,885

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.2%

Affiliated Money Market Fund — 1.1%
PNC Government Money Market Fund,
Class I Shares 0.080%† (B)	3,271,970	3,272

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 0.250% (B)	412,714	413

Total Short-Term Investments Purchased With Collateral From
Securities Loaned
(Cost $3,685)‡		3,685

TOTAL INVESTMENTS — 100.8%
(Cost $294,458)*		297,570

Other Assets & Liabilities – (0.8)%		(2,469)

TOTAL NET ASSETS — 100.0%		$295,101

* Aggregate cost for Federal income tax purposes is (000) $294,552.

Gross unrealized appreciation (000)	$3,500
Gross unrealized depreciation (000)	(482)

Net unrealized appreciation (000)	$3,018

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $3,595 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on May 31, 2016.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $5,657 (000) and represents 1.9% of net assets as of May 31, 2016.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$43,687	$–	$43,687

Corporate Bonds	–	110,516	–	110,516

Money Market Fund	4,411	–	–	4,411

Regional Bond	–	944	–	944

Short-Term Investments Purchased With Collateral From Securities Loaned	3,685	–	–	3,685

U.S. Government Agency Mortgage- Backed Obligations	–	8,798	–	8,798

U.S. Treasury Obligations	–	125,529	–	125,529

Total Assets - Investments in Securities	$8,096	$289,474	$–	$297,570

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of May 31, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$3,685	$–	$3,685

Total Liabilities - Collateral Received for Loaned Securities	$–	$3,685	$–	$3,685

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 22.0%
Automotive — 12.0%
BMW Vehicle Owner Trust,
Series 2013-A, Cl A3
0.670%, 11/27/17	$983	$982
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	2,360	2,366
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	2,890	2,896
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	3,100	3,101
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A3
1.050%, 10/15/18	2,865	2,865
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	3,085	3,084
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A4
1.370%, 07/15/20	2,515	2,513
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A3
1.460%, 02/18/20	1,900	1,904
Nissan Auto Receivables Owner Trust,
Series 2013-B, Cl A4
1.310%, 10/15/19	4,150	4,158
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	4,130	4,137
Toyota Auto Receivables Owner Trust,
Series 2015-A, Cl A3
1.120%, 02/15/19	2,280	2,280
Toyota Auto Receivables Owner Trust,
Series 2016-A, Cl A3
1.250%, 03/16/20	2,260	2,261
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	1,305	1,301
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Cl A3
0.700%, 04/20/18	1,347	1,343

		35,191

Credit Cards — 7.4%
American Express Credit Account Master Trust,
Series 2014-4, Cl A
1.430%, 06/15/20	4,080	4,097
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	4,255	4,267
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	4,220	4,241
Chase Issuance Trust,
Series 2015-A7, Cl A7
1.620%, 07/15/20	4,860	4,898

	Par (000)	Value (000)

Citibank Credit Card Issuance Trust,
Series 2014-A8, Cl A8
1.730%, 04/09/20	$4,265	$4,303

		21,806

Equipment — 2.2%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	4,292	4,291
John Deere Owner Trust,
Series 2016-A, Cl A3
1.360%, 04/15/20	2,060	2,053

		6,344

Utilities — 0.4%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A1
0.901%, 04/15/18	1,038	1,037

Total Asset-Backed Securities
(Cost $64,320)		64,378

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6%
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	623	639
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	437	449
Fannie Mae, Series 2014-33, Cl AH
3.000%, 06/25/29	2,811	2,921
Freddie Mac, Series 2682, Cl LC
4.500%, 07/15/32	166	167
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	664	685
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	172	176
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	520	531
Freddie Mac, Series 3693, Cl BD
3.000%, 07/15/25	2,429	2,523
Freddie Mac, Series 3741, Cl PA
2.150%, 02/15/35	3,134	3,162
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	959	988
Freddie Mac, Series 4266, Cl LG
2.500%, 06/15/28	1,310	1,340
Ginnie Mae, Series 1998-GN1, Cl A
7.110%, 08/25/27 (A)	–	–

Total Collateralized Mortgage Obligations
(Cost $13,633)		13,581

CORPORATE BONDS — 32.9%
Automotive — 3.5%
American Honda Finance (MTN)
1.600%, 07/13/18	2,085	2,097
Daimler Finance North America LLC
1.650%, 03/02/18 144A	2,150	2,155
Ford Motor Credit LLC
2.375%, 01/16/18	1,500	1,512
Hyundai Capital America (MTN)
2.000%, 03/19/18 144A	1,835	1,837

See Notes to Financial Statements.

	Par	Value
	(000)	(000)
CORPORATE BONDS — continued
Automotive — continued
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 144A	$1,950	$1,943
1.650%, 05/22/18 144A	825	819

		10,363

Cable — 0.3%
Thomson Reuters
1.300%, 02/23/17	210	210
1.650%, 09/29/17	605	606

		816

Consumer Discretionary — 0.3%
Carnival
1.875%, 12/15/17	870	875

Energy — 2.1%
BP Capital Markets PLC
1.674%, 02/13/18	1,660	1,665
Enterprise Products Operating LLC
1.650%, 05/07/18	1,420	1,417
Kinder Morgan
2.000%, 12/01/17	1,695	1,676
Marathon Petroleum
2.700%, 12/14/18	600	608
TransCanada PipeLines
1.875%, 01/12/18	953	953

		6,319

Financials — 16.1%
American Express
7.000%, 03/19/18	700	765
American Express Credit (MTN)
1.550%, 09/22/17	520	521
1.800%, 07/31/18	1,625	1,633
Bank of America (MTN)
2.650%, 04/01/19	2,075	2,112
Bank of America NA
5.300%, 03/15/17	1,671	1,722
BNP Paribas SA (MTN)
1.375%, 03/17/17	1,100	1,102
2.375%, 09/14/17	1,185	1,198
Capital One NA
1.500%, 03/22/18	2,350	2,336
Citigroup
2.500%, 09/26/18	3,065	3,111
Commonwealth Bank of Australia (GMTN)
1.625%, 03/12/18	785	789
2.050%, 03/15/19	1,935	1,949
Cooperatieve Rabobank UA
3.375%, 01/19/17	2,200	2,233
Credit Suisse (GMTN)
1.375%, 05/26/17	1,450	1,450
1.750%, 01/29/18	450	451
Deutsche Bank AG
1.400%, 02/13/17	1,400	1,398
1.350%, 05/30/17	1,700	1,694
Goldman Sachs Group
2.375%, 01/22/18	2,500	2,527
HSBC USA
1.625%, 01/16/18	2,040	2,040
JPMorgan Chase
1.625%, 05/15/18	3,100	3,098

	Par	Value
	(000)	(000)

Lloyds Bank PLC
1.750%, 03/16/18	$1,225	$1,224
1.750%, 05/14/18	510	509
Morgan Stanley (GMTN)
2.125%, 04/25/18	2,390	2,409
MUFG Americas Holdings
1.625%, 02/09/18	535	533
National Australia Bank (GMTN)
2.000%, 01/14/19	1,860	1,870
Royal Bank of Canada
1.200%, 09/19/17	2,080	2,075
Santander UK PLC
2.500%, 03/14/19	3,040	3,090
Toronto-Dominion Bank (GMTN)
1.750%, 07/23/18	980	986
UBS AG (GMTN)
1.375%, 08/14/17	700	700
1.800%, 03/26/18	635	638
Wells Fargo
2.150%, 01/15/19	700	709
Westpac Banking
1.200%, 05/19/17	360	360

		47,232

Food, Beverage & Tobacco — 1.6%
Anheuser-Busch Inbev Finance
1.900%, 02/01/19	875	879
Diageo Capital PLC
5.750%, 10/23/17	1,600	1,699
Kellogg
1.750%, 05/17/17	1,180	1,186
Kraft Heinz Foods
2.000%, 07/02/18 144A	875	882

		4,646

Healthcare — 3.1%
AbbVie
1.800%, 05/14/18	1,595	1,598
Actavis Funding SCS
1.300%, 06/15/17	1,690	1,685
Cardinal Health
1.950%, 06/15/18	1,300	1,310
Celgene
2.125%, 08/15/18	1,500	1,515
Stryker
2.000%, 03/08/19	1,450	1,464
Teva Pharmaceutical Finance BV
2.400%, 11/10/16	1,450	1,458

		9,030

Insurance — 0.3%
XLIT
2.300%, 12/15/18	990	995

Materials — 0.5%
Rio Tinto Finance USA PLC
1.375%, 06/17/16	1,415	1,415

Real Estate Investment Trusts — 1.0%
Boston Properties LP
3.700%, 11/15/18	1,435	1,499

See Notes to Financial Statements.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par	Value
	(000)	(000)

CORPORATE BONDS — continued
Real Estate Investment Trusts — continued
Realty Income
2.000%, 01/31/18	$1,411	$1,416

		2,915

Retail — 0.7%
McDonald’s (MTN)
5.350%, 03/01/18	397	424
Walgreens Boots Alliance
1.750%, 11/17/17	1,505	1,512

		1,936

Technology — 1.1%
Amphenol
1.550%, 09/15/17	1,870	1,866
Xilinx
2.125%, 03/15/19	1,292	1,300

		3,166

Telecommunications — 1.5%
AT&T
5.500%, 02/01/18	2,110	2,245
Verizon Communications
1.350%, 06/09/17	2,260	2,267

		4,512

Utilities — 0.8%
Duke Energy
5.050%, 09/15/19	835	917
NextEra Energy Capital Holdings
2.300%, 04/01/19	1,470	1,485

		2,402

Total Corporate Bonds
(Cost $96,297)		96,622

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 2.7%
Federal Home Loan Mortgage Corporation — 0.4%
6.000%, 05/01/21	99	103
5.500%, 03/01/22	147	158
5.500%, 04/01/22	192	208
4.500%, 02/01/19	99	101
4.500%, 05/01/19	343	351
2.598%, 03/01/36 (B)	275	291

		1,212

Federal National Mortgage Association — 2.3%
6.000%, 09/01/16	3	3
5.500%, 09/01/17	32	32
5.500%, 10/01/17	19	19
5.500%, 11/01/18	68	70
5.000%, 06/01/18	59	61
5.000%, 12/01/21	102	105
4.500%, 06/01/21	293	301
4.000%, 08/01/21	240	251
3.500%, 01/01/24	1,930	2,038
3.500%, 06/01/26	3,023	3,192
2.575%, 01/01/36 (B)	266	279

	Par	Value
	(000)	(000)

2.505%, 09/01/36 (B)	$347	$367

		6,718

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $7,788)		7,930

U.S. TREASURY OBLIGATIONS — 36.7%
U.S. Treasury Notes — 36.7%
1.500%, 12/31/18	9,650	9,779
1.375%, 06/30/18	12,220	12,336
1.375%, 09/30/18	11,635	11,750
1.250%, 11/15/18	11,685	11,765
1.000%, 05/31/18	1,225	1,228
0.875%, 08/15/17	5,895	5,902
0.875%, 01/31/18	4,605	4,607
0.875%, 04/15/19	6,230	6,203
0.750%, 10/31/17	10,490	10,479
0.750%, 03/31/18	14,680	14,647
0.750%, 02/15/19	9,925	9,859
0.625%, 09/30/17	9,200	9,178

Total U.S. Treasury Obligations
(Cost $107,668)		107,733

	Number of Shares
MONEY MARKET FUND — 1.0%
PNC Government Money Market Fund,
Class I Shares 0.080%† (C)	2,872,059	2,872

Total Money Market Fund
(Cost $2,872)		2,872

TOTAL INVESTMENTS — 99.9%
(Cost $292,578)*		293,116

Other Assets & Liabilities – 0.1%		334

TOTAL NET ASSETS — 100.0%		$293,450

* Aggregate cost for Federal income tax purposes is (000) $292,591.

Gross unrealized appreciation (000)	$790
Gross unrealized depreciation (000)	(265)

Net unrealized appreciation (000)	$525

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Par and Value are less than $500.
(B)	Variable Rate Security — the rate shown is the rate in effect on May 31, 2016.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,636 (000) and represents 2.6% of net assets as of May 31, 2016.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$64,378	$–	$64,378

Collateralized Mortgage Obligations	–	13,581	–	13,581

Corporate Bonds	–	96,622	–	96,622

Money Market Fund	2,872	–	–	2,872

U.S. Government Agency Mortgage-Backed Obligations	–	7,930	–	7,930

U.S. Treasury Obligations	–	107,733	–	107,733

Total Assets - Investments in Securities	$2,872	$290,244	$–	$293,116

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par	Value
	(000)	(000)
ASSET-BACKED SECURITIES — 7.5%
Automotive — 3.6%
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	$755	$757
Ford Credit Auto Lease Trust,
Series 2016-A, Cl A2A
1.420%, 11/15/18	745	746
Ford Credit Auto Owner Trust,
Series 2016-A, CL A3
1.390%, 07/15/20	185	185
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	596	596
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	196	196
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	850	850
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	1,263	1,262
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	1,935	1,939

		6,531

Credit Cards — 2.8%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	1,210	1,216
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	2,005	2,011
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	1,080	1,085
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	865	865

		5,177

Equipment — 0.5%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	892	892

Utilities — 0.6%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	922	1,012

Total Asset-Backed Securities
(Cost $13,511)		13,612

	Par	Value
	(000)	(000)
COMMERCIAL MORTGAGE-BACKED SECURITY — 0.0%
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Cl A31
5.439%, 02/12/44	$51	$51

Total Commercial Mortgage-Backed Security
(Cost $40)		51

CORPORATE BONDS — 34.3%
Aerospace — 0.8%
Lockheed Martin
3.800%, 03/01/45	765	745
Spirit AeroSystems
6.750%, 12/15/20	640	664

		1,409

Automotive — 1.3%
Ford Motor Credit LLC (MTN)
1.082%, 11/08/16 (A)	700	700
General Motors
6.600%, 04/01/36	115	131
General Motors Financial
3.200%, 07/13/20	545	550
Lear
5.375%, 03/15/24	495	524
Volkswagen Group of America Finance LLC
1.024%, 05/23/17 (A) 144A	500	496

		2,401

Cable — 2.4%
21st Century Fox America
8.450%, 08/01/34	760	1,096
Belo
7.750%, 06/01/27	435	459
Charter Communications Operating LLC
6.384%, 10/23/35 144A	675	768
CSC Holdings LLC
8.625%, 02/15/19	200	221
Discovery Communications LLC
4.900%, 03/11/26	330	348
3.250%, 04/01/23	500	484
Sinclair Television Group
6.375%, 11/01/21	260	274
Time Warner Cable
4.500%, 09/15/42	515	459
Time Warner Entertainment LP
8.375%, 03/15/23	135	172

		4,281

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	535	567

Consumer Services — 1.1%
Avon Products
6.750%, 03/15/23	405	303
DreamWorks Animation SKG
6.875%, 08/15/20 144A	375	398
Graham Holdings
7.250%, 02/01/19	375	408
H&E Equipment Services
7.000%, 09/01/22#	175	180

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Consumer Services — continued
Royal Caribbean Cruises
7.500%, 10/15/27	$327	$380
Sotheby’s
5.250%, 10/01/22 144A	272	265

		1,934

Energy — 4.1%
Anadarko Petroleum
4.850%, 03/15/21	135	140
Boardwalk Pipelines LP
5.950%, 06/01/26	95	95
3.375%, 02/01/23	625	549
Burlington Resources Finance
7.200%, 08/15/31	375	453
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	595	266
ConocoPhillips
6.500%, 02/01/39	185	228
Energy Transfer Partners LP
6.125%, 12/15/45	245	230
EQT
4.875%, 11/15/21	915	927
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	375	349
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	270	293
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	525	544
McDermott International
8.000%, 05/01/21 144A	285	250
Newfield Exploration
5.375%, 01/01/26	280	273
Peabody Energy
10.000%, 03/15/22 (B) 144A	250	36
Petroleos Mexicanos
6.000%, 03/05/20	225	239
Petroleos Mexicanos (GMTN)
4.250%, 01/15/25	165	154
PHI
5.250%, 03/15/19	155	139
Phillips 66
4.650%, 11/15/34	485	490
Rowan
4.875%, 06/01/22	635	497
4.750%, 01/15/24	305	232
Tesoro
5.375%, 10/01/22	500	510
Williams Partners LP
4.125%, 11/15/20	500	469

		7,363

Financials — 10.2%
American Express
6.800%, 09/01/66 (A)	475	476
American Express Credit (GMTN)
2.250%, 08/15/19	635	644
American Express Credit (MTN)
2.375%, 05/26/20	55	56
Bank of America
6.250%, 09/29/49 (A)	460	471

	Par (000)	Value (000)

Bank of America (MTN)
5.625%, 07/01/20	$700	$783
4.200%, 08/26/24	495	505
4.000%, 04/01/24	175	184
BankUnited
4.875%, 11/17/25	375	378
BBVA Bancomer SA
4.375%, 04/10/24 144A	650	669
Citigroup
6.250%, 12/29/49 (A)	340	351
4.450%, 09/29/27	940	953
2.150%, 07/30/18	230	232
2.050%, 12/07/18	300	301
Credit Suisse AG (GMTN)
5.400%, 01/14/20	515	558
Discover Bank
3.100%, 06/04/20	250	254
Goldman Sachs Group
6.250%, 09/01/17	480	507
5.750%, 01/24/22	435	499
HSBC Bank USA NA
4.875%, 08/24/20	675	726
HSBC Holdings PLC
6.375%, 12/29/49# (A)	500	479
5.250%, 03/14/44	500	525
International Lease Finance
3.875%, 04/15/18	365	370
JPMorgan Chase
7.900%, 12/29/49 (A)	615	629
4.625%, 05/10/21	540	593
3.375%, 05/01/23	465	468
Lloyds Banking Group PLC
4.650%, 03/24/26	500	506
Morgan Stanley (GMTN)
4.875%, 11/01/22	560	608
2.125%, 04/25/18	930	937
Royal Bank of Canada
1.200%, 09/19/17	1,250	1,247
Royal Bank of Scotland Group PLC
5.125%, 05/28/24	650	642
State Street
5.250%, 12/29/49 (A)	350	357
Visa
4.150%, 12/14/35	945	1,029
Wells Fargo
7.980%, 03/29/49 (A)	125	132
5.900%, 12/29/49 (A)	545	565
Wells Fargo (MTN)
3.300%, 09/09/24	450	464
Westpac Banking
2.250%, 07/30/18	460	466

		18,564

Food, Beverage & Tobacco — 0.6%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	595	663
Kraft Heinz Foods
5.200%, 07/15/45 144A	255	286
5.000%, 06/04/42	185	202

		1,151

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par	Value
	(000)	(000)

CORPORATE BONDS — continued
Healthcare — 2.3%
Actavis Funding SCS
3.450%, 03/15/22	$1,110	$1,127
Amgen
4.400%, 05/01/45	775	772
DaVita HealthCare Partners
5.750%, 08/15/22	455	477
HCA
4.250%, 10/15/19	70	73
Johnson & Johnson
3.550%, 03/01/36	860	897
Select Medical
6.375%, 06/01/21	340	327
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	520	516

		4,189

Industrials — 2.0%
Ball
5.250%, 07/01/25	180	187
4.000%, 11/15/23	375	367
Bombardier
7.750%, 03/15/20 144A	270	269
CNH Industrial Capital LLC
6.250%, 11/01/16	835	849
Crown Cork & Seal
7.375%, 12/15/26	150	165
General Electric
4.125%, 10/09/42	520	550
KLX
5.875%, 12/01/22 144A	425	415
Masco
7.750%, 08/01/29	125	145
3.500%, 04/01/21	80	81
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	225	240
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	315	354

		3,633

Insurance — 0.8%
MetLife
6.400%, 12/15/36	460	494
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	625	678
XLIT
4.450%, 03/31/25	330	326

		1,498

Materials — 0.2%
ArcelorMittal
7.250%, 02/25/22#	190	198
Freeport-McMoRan
3.550%, 03/01/22	225	189

		387

Real Estate Investment Trusts — 1.3%
American Campus Communities Operating
Partnership LP
4.125%, 07/01/24	875	904

	Par	Value
	(000)	(000)

Digital Realty Trust LP
5.250%, 03/15/21	$425	$469
Realty Income
3.250%, 10/15/22	960	962

		2,335

Retail — 2.2%
Expedia
5.000%, 02/15/26 144A	500	500
Hanesbrands
6.375%, 12/15/20	690	712
4.625%, 05/15/24 144A	175	175
Levi Strauss
6.875%, 05/01/22	250	267
Priceline Group
3.600%, 06/01/26	650	653
Wal-Mart Stores
5.625%, 04/01/40	700	899
5.250%, 09/01/35	540	680

		3,886

Technology — 2.2%
Activision Blizzard
5.625%, 09/15/21 144A	200	210
Apple
3.850%, 05/04/43	1,035	1,010
Avnet
4.875%, 12/01/22	580	621
4.625%, 04/15/26	430	435
KLA-Tencor
4.125%, 11/01/21	995	1,052
Oracle
4.300%, 07/08/34	630	671

		3,999

Telecommunications — 1.0%
AT&T
4.600%, 02/15/21	405	440
4.450%, 04/01/24	395	423
DigitalGlobe
5.250%, 02/01/21 144A	295	271
Verizon Communications
4.272%, 01/15/36	745	739

		1,873

Transportation — 1.0%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	620	676
ERAC USA Finance LLC
5.625%, 03/15/42 144A	500	580
FedEx
3.900%, 02/01/35	540	531

		1,787

Utilities — 0.5%
DPL
6.500%, 10/15/16	105	106
Exelon Generation LLC
4.000%, 10/01/20#	705	743

See Notes to Financial Statements.

	Par	Value
	(000)	(000)

CORPORATE BONDS — continued
Utilities — continued
2.950%, 01/15/20	$100	$102

		951

Total Corporate Bonds
(Cost $61,311)		62,208

MUNICIPAL BOND — 0.5%
Texas — 0.5%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	690	854

Total Municipal Bond
(Cost $748)		854

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 28.7%
Federal Home Loan Mortgage Corporation — 2.6%
8.000%, 10/01/29	1	2
8.000%, 09/01/30 (C)	–	–
7.500%, 03/01/27	1	1
7.500%, 09/01/30	1	1
6.000%, 12/01/35	487	560
5.500%, 09/01/37	52	58
5.500%, 01/01/38	1	2
4.500%, 03/01/40	424	468
4.500%, 06/01/41	708	775
4.000%, 10/01/43	1,516	1,629
3.500%, 06/01/42	843	883
2.598%, 03/01/36 (A)	319	338

		4,717

Federal National Mortgage Association — 23.6%
8.000%, 08/01/27	16	18
8.000%, 09/01/27	3	3
7.500%, 08/01/26	2	2
7.500%, 10/01/27	9	10
7.500%, 04/01/31	3	3
7.500%, 08/01/31	3	4
7.000%, 04/01/27	2	2
7.000%, 11/01/27	5	6
7.000%, 04/01/29	2	2
7.000%, 08/01/32	1	1
5.500%, 05/01/33	2	3
5.500%, 04/01/34	246	278
5.500%, 06/01/34	11	12
5.500%, 03/01/36	9	10
5.500%, 07/01/37	10	12
5.500%, 05/01/38	15	17
5.000%, 07/01/33	18	20
5.000%, 08/01/37	254	283
5.000%, 03/01/40	296	330
5.000%, 07/01/40	44	49
5.000%, 08/01/40	488	543
4.500%, 02/01/39	303	330
4.500%, 06/01/39	269	296
4.500%, 10/01/39	44	47
4.500%, 05/01/40	1,791	1,961
4.500%, 07/01/40	6	7
4.500%, 11/01/40	986	1,075
4.500%, 02/01/41	133	145
4.500%, 08/01/41	18	20
4.000%, 10/01/25	389	413

	Par	Value
	(000)	(000)

4.000%, 11/01/40	$1,099	$1,177
4.000%, 01/01/41	64	69
4.000%, 02/01/41	1,348	1,443
4.000%, 11/01/41	21	22
4.000%, 12/01/41	45	48
4.000%, 01/01/42	55	60
4.000%, 02/01/42	1,388	1,483
4.000%, 07/01/42	1,398	1,498
4.000%, 08/01/42	787	842
4.000%, 07/01/45	1,288	1,375
4.000%, 11/01/45	1,702	1,818
3.500%, 02/01/26	269	284
3.500%, 09/01/26	22	23
3.500%, 11/01/26	296	312
3.500%, 01/01/28	1,506	1,590
3.500%, 11/01/29	1,098	1,159
3.500%, 03/01/41	1,676	1,756
3.500%, 01/01/42	34	35
3.500%, 06/01/42	1,351	1,420
3.500%, 08/01/42	2,345	2,462
3.500%, 09/01/42	41	43
3.500%, 10/01/42	1,390	1,456
3.500%, 11/01/42	39	41
3.500%, 06/01/43	1,321	1,385
3.500%, 07/01/43	1,665	1,744
3.500%, 12/01/45	2,814	2,945
3.000%, 06/01/27	868	906
3.000%, 10/01/27	687	717
3.000%, 11/01/29	487	507
3.000%, 11/01/42	2,113	2,169
3.000%, 04/01/43	2,725	2,796
3.000%, 05/01/43	1,221	1,253
2.500%, 11/01/27	1,999	2,058

		42,798

Government National Mortgage Association — 2.5%
10.000%, 05/15/19	1	1
9.500%, 03/15/20 (C)	–	–
9.000%, 11/15/16 (C)	–	–
9.000%, 11/15/19	1	1
9.000%, 05/15/21 (C)	–	–
9.000%, 06/15/21	5	5
9.000%, 08/15/21	5	5
9.000%, 09/15/21	9	9
8.500%, 08/15/27	13	13
8.000%, 09/15/27	6	6
7.500%, 08/15/29 (C)	–	–
7.500%, 10/15/29	21	22
7.500%, 12/15/29	1	2
7.000%, 02/15/17	5	5
7.000%, 05/20/24	1	1
7.000%, 04/15/26	1	1
7.000%, 10/15/27	21	22
7.000%, 12/15/27	2	2
7.000%, 04/15/28 (C)	–	–
7.000%, 04/15/29	2	2
4.500%, 06/15/41	–	1
4.500%, 10/20/45	1,486	1,597
4.000%, 09/15/41	1,364	1,463
3.500%, 07/15/42	1,280	1,352

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Government National Mortgage Association — continued
3.500%, 12/20/42	$30	$31

		4,541

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $51,204)		52,056

U.S. TREASURY OBLIGATIONS — 28.6%
U.S. Treasury Bonds — 5.3%
4.500%, 02/15/36	2,375	3,246
3.750%, 08/15/41	3,110	3,820
3.125%, 08/15/44	2,380	2,621

		9,687

U.S. Treasury Notes — 23.3%
3.000%, 08/31/16	2,390	2,405
3.000%, 09/30/16	185	187
2.625%, 08/15/20	3,505	3,694
2.500%, 08/15/23	295	312
2.375%, 08/15/24	635	665
2.250%, 11/15/24	470	487
2.250%, 11/15/25	1,520	1,574
2.125%, 05/15/25	3,780	3,877
2.000%, 02/28/21	2,980	3,066
2.000%, 02/15/23	1,760	1,801
1.750%, 10/31/20	7,390	7,519
1.625%, 04/30/19	1,890	1,922
1.625%, 12/31/19	795	808
1.625%, 08/15/22	1,820	1,825
1.500%, 06/30/16	1,060	1,061
1.500%, 08/31/18	150	152
1.500%, 12/31/18	4,430	4,489
1.000%, 03/31/17	1,450	1,453
0.750%, 01/15/17	1,280	1,281
0.625%, 07/15/16	160	160
0.625%, 12/15/16	1,285	1,285
0.500%, 07/31/16	2,200	2,201

		42,224

Total U.S. Treasury Obligations
(Cost $51,291)		51,911

	Number of Shares
MONEY MARKET FUND — 1.8%
PNC Government Money Market Fund,
Class I Shares 0.080%† (D)	3,268,399	3,268

Total Money Market Fund
(Cost $3,268)		3,268

Total Investments Before Short-Term Investments Purchased with
Collateral from Securities Loaned – 101.4%
(Cost $181,373)		183,960

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.9%
Affiliated Money Market Fund — 0.8%
PNC Government Money Market Fund,
Class I Shares 0.080%† (D)	1,447,966	$1,448

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio,
Institutional Class 0.250% (D)	182,641	183

Total Short-Term Investments Purchased With Collateral From
Securities Loaned
(Cost $1,631)‡		1,631

TOTAL INVESTMENTS — 102.3%
(Cost $183,004)*		185,591

Other Assets & Liabilities – (2.3)%		(4,153)

TOTAL NET ASSETS — 100.0%		$181,438

* Aggregate cost for Federal income tax purposes is (000) $183,027.

Gross unrealized appreciation (000)	$3,978
Gross unrealized depreciation (000)	(1,414)

Net unrealized appreciation (000)	$2,564

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,585 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on May 31, 2016.
(B)	Security in default.
(C)	Par and Value are less than $500.
(D)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $6,506 (000) and represents 3.6% of net assets as of May 31, 2016.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$13,612	$–	$13,612

Commercial Mortgage-Backed Security	–	51	–	51

Corporate Bonds	–	62,208	–	62,208

Money Market Fund	3,268	–	–	3,268

Municipal Bond	–	854	–	854

Short-Term Investments Purchased With Collateral From Securities Loaned	1,631	–	–	1,631

U.S. Government Agency Mortgage- Backed Obligations	–	52,056	–	52,056

U.S. Treasury Obligations	–	51,911	–	51,911

Total Assets - Investments in Securities	$4,899	$180,692	$–	$185,591

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of May 31, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$1,631	$–	$1,631

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,631	$–	$1,631

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  U l t r a  S h o r t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par (000)	Value (000)

ASSET-BACKED SECURITIES — 20.2%
Automotive — 12.1%
Fifth Third Auto Trust,
Series 2014-3, Cl A3
0.960%, 03/15/19	$3,417	$3,416
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	2,218	2,216
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	4,060	4,069
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	3,006	3,005
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A2
0.700%, 06/15/17	551	551
Honda Auto Receivables Owner Trust,
Series 2016-2, Cl A2
1.130%, 09/15/18	2,680	2,680
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 09/15/17	18	18
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A4
1.010%, 02/15/19	4,005	4,005
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A3
1.050%, 04/15/19	4,445	4,445
Mercedes Benz Auto Lease Trust,
Series 2015-A, Cl A2A
0.780%, 02/15/17	133	133
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	3,309	3,307
Nissan Auto Lease Trust,
Series 2014-B, Cl A2A
0.730%, 04/17/17	1,477	1,476
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A2A
0.830%, 07/16/18	4,048	4,046
Toyota Auto Receivables Owner Trust,
Series 2015-A, Cl A2
0.710%, 07/17/17	857	857
Toyota Auto Receivables Owner Trust,
Series 2015-C, Cl A2A
0.920%, 02/15/18	1,740	1,739
USAA Auto Owner Trust,
Series 2015-1, Cl A3
1.200%, 06/17/19	5,425	5,432
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Cl A3
0.910%, 10/22/18	4,238	4,223

		45,618

Credit Cards — 6.6%
American Express Credit Account Master Trust,
Series 2014-4, Cl A
1.430%, 06/15/20	6,150	6,176

	Par (000)	Value (000)

Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	$5,980	$6,009
Chase Issuance Trust,
Series 2015-A2, Cl A2
1.590%, 02/18/20	5,820	5,859
Citibank Credit Card Issuance Trust,
Series 2013-A6, Cl A6
1.320%, 09/07/18	6,745	6,754

		24,798

Equipment — 1.2%
John Deere Owner Trust,
Series 2015-A, Cl A2A
0.870%, 02/15/18	1,832	1,831
John Deere Owner Trust,
Series 2016-A, Cl A2
1.150%, 10/15/18	2,475	2,475

		4,306

Utilities — 0.3%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A1
0.901%, 04/15/18	1,113	1,112

Total Asset-Backed Securities
(Cost $75,852)		75,834

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
Banc of America Mortgage Trust,
Series 2003-A, Cl 1A1
2.747%, 02/25/33 (A)	7	7
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	25	25
Fannie Mae, Series 2002-55, Cl GC
5.500%, 09/25/17	57	58
Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18	981	1,003
Fannie Mae, Series 2003-24, Cl BC
5.000%, 04/25/18	137	141
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	821	843
Fannie Mae, Series 2003-120, Cl BY
4.000%, 12/25/18	916	936
Fannie Mae, Series 2008-18, Cl ND
4.000%, 05/25/20	416	423
Fannie Mae, Series 2011-6, Cl BA
2.750%, 06/25/20	2,123	2,148
Freddie Mac, Series 2677, Cl LE
4.500%, 09/15/18	1,045	1,079
Freddie Mac, Series 2748, Cl LG
4.500%, 02/15/19	774	795
Freddie Mac, Series 2892, Cl DB
4.500%, 11/15/19	1,745	1,800
Freddie Mac, Series 3825, Cl AB
3.000%, 08/15/20	1,829	1,860
Freddie Mac, Series 3826, Cl MC
1.750%, 07/15/18	753	755

See Notes to Financial Statements.

	Par	Value
	(000)	(000)

COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 3977, Cl GA
1.500%, 07/15/19	$1,707	$1,712

Total Collateralized Mortgage Obligations
(Cost $13,558)		13,585

CORPORATE BONDS — 32.5%
Automotive — 0.7%
American Honda Finance (MTN)
0.950%, 05/05/17	2,465	2,466

Cable — 1.0%
21st Century Fox America
8.000%, 10/17/16	1,503	1,541
Thomson Reuters
1.300%, 02/23/17	2,065	2,067

		3,608

Energy — 0.6%
Enterprise Products Operating LLC
6.300%, 09/15/17	2,300	2,432

Financials — 17.6%
Abbey National Treasury Services PLC
1.375%, 03/13/17	4,015	4,019
American Express
5.500%, 09/12/16	2,930	2,967
7.000%, 03/19/18	750	820
Bank of America
2.000%, 01/11/18	5,070	5,089
Bank of Nova Scotia
1.375%, 12/18/17	4,200	4,200
BNP Paribas SA (MTN)
1.375%, 03/17/17	3,090	3,095
Capital One Bank USA NA
1.200%, 02/13/17	3,000	2,997
Citigroup
1.800%, 02/05/18	4,940	4,945
Cooperatieve Rabobank UA
3.375%, 01/19/17	3,965	4,024
Deutsche Bank AG
6.000%, 09/01/17	2,765	2,895
Goldman Sachs Group
6.250%, 09/01/17	3,000	3,167
HSBC USA
1.625%, 01/16/18	4,000	3,999
JPMorgan Chase
1.625%, 05/15/18	3,830	3,828
Morgan Stanley (GMTN)
2.125%, 04/25/18	3,100	3,124
Royal Bank of Canada
1.200%, 09/19/17	4,000	3,991
Toronto Dominion Bank (MTN)
1.400%, 04/30/18	3,830	3,830
UBS AG (GMTN)
1.130%, 09/26/16 (A)	1,100	1,101
Wells Fargo (MTN)
2.100%, 05/08/17	4,000	4,035
Westpac Banking
2.250%, 07/30/18	4,000	4,056

		66,182

	Par	Value
	(000)	(000)

Food, Beverage & Tobacco — 1.7%
Anheuser-Busch InBev Finance
1.125%, 01/27/17	$3,000	$3,004
PepsiCo
1.125%, 07/17/17	3,470	3,479

		6,483

Healthcare — 2.3%
AbbVie
1.750%, 11/06/17	3,070	3,077
Amgen
2.300%, 06/15/16	2,035	2,036
Teva Pharmaceutical Finance BV
2.400%, 11/10/16	2,000	2,011
UnitedHealth Group
1.450%, 07/17/17	1,380	1,386

		8,510

Materials — 1.0%
Caterpillar Financial Services (GMTN)
1.500%, 02/23/18	2,030	2,039
Rio Tinto Finance USA PLC
1.375%, 06/17/16	1,675	1,676

		3,715

Real Estate Investment Trusts — 0.6%
Realty Income
5.950%, 09/15/16	2,415	2,447

Retail — 1.3%
eBay
1.350%, 07/15/17	940	939
McDonald’s (MTN)
5.300%, 03/15/17	2,800	2,896
Walgreens Boots Alliance
1.750%, 11/17/17	1,229	1,234

		5,069

Technology — 0.6%
Amphenol
1.550%, 09/15/17	2,130	2,125

Telecommunications — 2.6%
AT&T
5.500%, 02/01/18	2,850	3,033
Cisco Systems
1.400%, 02/28/18	3,840	3,860
Verizon Communications
1.350%, 06/09/17	3,000	3,009

		9,902

Utilities — 2.5%
National Rural Utilities Cooperative Finance (MTN)
0.950%, 04/24/17	1,980	1,980
NextEra Energy Capital Holdings
1.586%, 06/01/17	1,740	1,742
Southern
1.550%, 07/01/18	850	851
Southern Power
1.850%, 12/01/17	2,000	2,011

See Notes to Financial Statements.

P N C  U l t r a  S h o r t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par	Value
	(000)	(000)

CORPORATE BONDS — continued
Utilities — continued
Xcel Energy
1.200%, 06/01/17	$2,800	$2,797

		9,381

Total Corporate Bonds
(Cost $122,106)		122,320

U.S. TREASURY OBLIGATIONS — 42.8%
U.S. Treasury Notes — 42.8%
1.000%, 10/31/16	12,055	12,078
0.875%, 02/28/17	21,490	21,519
0.875%, 05/15/17	16,835	16,857
0.875%, 08/15/17	11,080	11,093
0.750%, 01/15/17	24,260	24,279
0.750%, 03/15/17	22,275	22,283
0.750%, 10/31/17	5,050	5,045
0.625%, 11/15/16	23,485	23,492
0.500%, 03/31/17	24,565	24,523

Total U.S. Treasury Obligations
(Cost $161,173)		161,169

	Number of Shares	Value (000)

MONEY MARKET FUND — 0.8%
PNC Government Money Market Fund,
Class I Shares 0.080%† (B)	2,897,196	$2,897

Total Money Market Fund
(Cost $2,897)		2,897

TOTAL INVESTMENTS — 99.9%
(Cost $375,586)*		375,805

Other Assets & Liabilities – 0.1%		380

TOTAL NET ASSETS — 100.0%		$376,185

* Aggregate cost for Federal income tax purposes is (000) $375,594.

Gross unrealized appreciation (000)	$327
Gross unrealized depreciation (000)	(116)

Net unrealized appreciation (000)	$211

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on May 31, 2016.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$75,834	$–	$75,834

Collateralized Mortgage Obligations	–	13,585	–	13,585

Corporate Bonds	–	122,320	–	122,320

Money Market Fund	2,897	–	–	2,897

U.S. Treasury Obligations	–	161,169	–	161,169

Total Assets - Investments in Securities	$2,897	$372,908	$–	$375,805

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par (000)	Value (000)

MUNICIPAL BONDS — 97.3%
Alaska — 4.8%
Alaska Housing Finance Corporation, State
Capital Project (RB) Series C
5.000%, 06/01/29	$1,165	$1,417
Alaska International Airports System (RB)
Series A
5.000%, 10/01/30	1,190	1,444
Municipality of Anchorage, Electric Utility (RB)
Series A
4.000%, 12/01/20	1,000	1,110

		3,971

Arizona — 2.5%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	1,000	1,003
5.000%, 07/01/17	1,000	1,042

		2,045

California — 3.3%
California Public Works Board, Various Capital
Project (RB) Series A
5.000%, 04/01/23	1,000	1,206
California State Department of Water Resources,
Power Supply (RB)
5.000%, 05/01/20	1,405	1,517

		2,723

Connecticut — 2.9%
Connecticut State Health & Educational Facility
Authority, Quinnipiac University (RB) Series L
5.000%, 07/01/30	2,000	2,386

Florida — 13.7%
Broward County, Florida Port Facilities
(RB) Series A (AGM)
5.000%, 09/01/24	1,000	1,158
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/21	1,400	1,638
5.000%, 06/01/22	1,500	1,770
Florida State Department of
Transportation (RB)
5.000%, 07/01/18	1,850	1,954
University of North Florida Financing
Corporation, Housing Project
(RB) (NATL-RE)
5.000%, 11/01/18	1,720	1,820
Volusia County Educational Facility
Authority (RB)
5.000%, 06/01/26	1,500	1,818
Volusia County Educational Facility
Authority (RB) Series B
5.000%, 10/15/29	1,000	1,179

		11,337

Georgia — 2.3%
Atlanta Department of Aviation (RB) Series A
5.000%, 01/01/24	1,500	1,860

Illinois — 5.7%
Chicago Midway Airport (RB) Series B
5.000%, 01/01/23	2,500	3,018

	Par (000)	Value (000)
Illinois State (GO)
5.250%, 07/01/28	$1,535	$1,701

		4,719

Indiana — 9.6%
Ball State University, Housing and
Dining System (RB)
5.000%, 07/01/26	1,250	1,503
Ball State University, Student Fee (RB) Series P
5.000%, 07/01/26	1,000	1,145
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series A
5.000%, 08/15/25	2,000	2,417
Purdue University Student Fee (RB) Series CC
5.000%, 07/01/25	1,245	1,582
5.000%, 07/01/32	1,000	1,246

		7,893

Kansas — 1.7%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,379

Louisiana — 5.3%
Louisiana Public Facilities Authority, Ochsner
Clinic Foundation Project, Prerefunded
05/15/2015 @ 100 (RB)
5.250%, 05/15/15	2,655	3,171
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/25	1,000	1,225

		4,396

Massachusetts — 9.1%
Commonwealth of Massachusetts (GO)
Series B (AGM)
5.250%, 08/01/28	1,000	1,331
Massachusetts Development Finance Agency,
Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,173
Massachusetts Housing Finance Agency (RB)
Series 171
4.000%, 12/01/44	1,685	1,822
Massachusetts Water Resources Authority (RB)
Series B (AGM)
5.250%, 08/01/23	1,125	1,415
Massachusetts Water Resources Authority (RB)
Series J (AGM)
5.500%, 08/01/21	1,455	1,765

		7,506

Michigan — 3.1%
Michigan Finance Authority, Unemployment
Obligation Assessment (RB) Series B
5.000%, 07/01/20	2,000	2,239
Michigan State Hospital Finance Authority,
Sparrow Health Obligated Group (RB)
5.000%, 11/15/18	290	307

		2,546

See Notes to Financial Statements.

P N C   I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S CH E D U LE  O F  I N V E ST M E N T S

M a y  3 1 ,  2 0 1 6

	Par (000)	Value (000)

MUNICIPAL BONDS — continued
Missouri — 4.0%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/26	$1,705	$1,979
5.000%, 06/01/27	1,145	1,323

		3,302

New Jersey — 1.3%
South Jersey Transportation Authority (RB)
Series A
5.000%, 11/01/29	1,000	1,112

New York — 4.1%
New York Local Government Assistance
Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,346

North Carolina — 2.9%
North Carolina Eastern Municipal Power Agency,
Prerefunded 07/01/22 @ 100 (RB) Series A
5.000%, 07/01/22	2,000	2,425

Ohio — 3.0%
Ohio State Higher Education (GO) Series C
5.000%, 08/01/20	1,000	1,161
Ohio State University (RB) Series D
5.000%, 12/01/29	1,000	1,321

		2,482

Oklahoma — 1.4%
Oklahoma Housing Finance Agency (RB)
Series A (GNMA)
5.000%, 09/01/27	1,000	1,157

Pennsylvania — 5.9%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,152
Monroeville Finance Authority (RB)
5.000%, 02/15/26	775	963
5.000%, 02/15/27	1,275	1,592
Philadelphia Authority for Industrial
Development, Temple University
(RB) Second Series of 2016
5.000%, 04/01/31	1,000	1,197

		4,904

Texas — 8.6%
Brownsville Utilities System (RB) Series A
5.000%, 09/01/25	2,220	2,660
Dallas-Fort Worth International Airport (RB)
Series G
5.000%, 11/01/26	1,125	1,299
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB) Sub-Series C-1 (VRDN)
0.300%, 12/01/24	1,000	1,000
Lower Neches Valley Authority Industrial
Development Corporation, Exxon Mobil
Project (RB) (VRDN)
0.280%, 05/01/46	1,000	1,000

	Par (000)	Value (000)

Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	$1,000	$1,107

		7,066

Guam — 2.1%
Guam (RB) Series A
5.000%, 01/01/25	1,500	1,722

Total Municipal Bonds
(Cost $75,556)		80,277

TOTAL INVESTMENTS — 97.3%
(Cost $75,556)*		80,277

Other Assets & Liabilities – 2.7%		2,249

TOTAL NET ASSETS — 100.0%		$82,526

* Aggregate cost for Federal income tax purposes is (000) $75,557.

Gross unrealized appreciation (000)	$4,743
Gross unrealized depreciation (000)	(23)

Net unrealized appreciation (000)	$4,720

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$80,277	$–	$80,277

Total Assets - Investments in Securities	$–	$80,277	$–	$80,277

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  M a r y l a n d  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E ST M E N T S

M a y  3 1 ,  2 0 1 6

	Par	Value
	(000)	(000)

MUNICIPAL BONDS — 98.9%
Maryland — 92.8%
Annapolis, Public Improvement (GO)
5.000%, 08/01/23	$775	$914
Annapolis, Public Improvement,
Prerefunded 08/01/21@100 (GO)
5.000%, 08/01/21	225	266
Anne Arundel County Consolidated General
Improvement (GO)
5.000%, 04/01/31	1,000	1,233
Baltimore County Consolidated Public
Improvement (GO) Series B
5.000%, 08/01/29	1,500	1,854
Baltimore, Wastewater Projects
(RB) Series A (NATL-RE)
5.000%, 07/01/22	1,000	1,113
Baltimore, Water Project (RB) Series B
5.000%, 07/01/28	1,010	1,220
Cecil County Consolidated Public
Improvement (GO)
4.000%, 02/01/30	1,000	1,146
Charles County Consolidated Public
Improvement (GO)
5.000%, 07/15/19	1,335	1,501
Frederick County, Urbana Community
Development Authority (STRB) Series A
5.000%, 07/01/24	2,020	2,302
Howard County (GO) Series B
5.000%, 08/15/22	1,500	1,786
Maryland Community Development
Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	20	20
5.125%, 06/01/17	10	10
Maryland Department of Transportation,
Prerefunded 09/01/18 @100 (RB) Second Issue
5.000%, 09/01/18	1,000	1,092
Maryland Economic Development Corporation,
Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,698
Maryland Health & Higher Educational Facilities
Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,363
Maryland Health & Higher Educational Facilities
Authority, Johns Hopkins Health System (RB)
5.000%, 05/15/26	1,500	1,732
5.000%, 07/01/27	2,200	2,579
Maryland Health & Higher Educational Facilities
Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	850	890
Maryland Health & Higher Educational Facilities
Authority, MedStar Health (RB) Series A
5.000%, 08/15/26	3,000	3,563
Maryland Health & Higher Educational Facilities
Authority, Peninsula Medical Center (RB)
5.000%, 07/01/30	1,000	1,183
Maryland Stadium Authority (RB)
5.000%, 06/15/21	1,280	1,502
Maryland Stadium Authority, Baltimore City
Public Schools (RB)
5.000%, 05/01/32	1,000	1,232

	Par	Value
	(000)	(000)

Maryland Transportation Authority,
Transportation Facilities Project (RB)
5.000%, 07/01/19	$1,500	$1,625
Maryland Water Quality Financing
Administration (RB) Series A
5.000%, 03/01/24	1,175	1,261
Montgomery County (GO) Series A
5.000%, 11/01/29	1,000	1,246
Montgomery County Revenue Authority,
Department of Liquor Control (RB) Series A
5.000%, 04/01/21	1,075	1,264
Prince George’s County Consolidated Public
Improvement (GO) Series B
5.000%, 07/15/20	900	943
5.000%, 07/15/23	1,550	1,624
Prince George’s County Industrial Development
Authority, Upper Marlboro Justice Center
Project (RB) Series A (NATL-RE)
5.000%, 06/30/19	710	712
University System of Maryland (RB) Series A
5.000%, 04/01/28	1,000	1,265
Washington Suburban Sanitary Commission
Consolidated Public Improvement (GO)
5.000%, 06/01/27	1,000	1,293
Worcester County Consolidated Public
Improvement (GO)
5.000%, 03/01/22	1,500	1,806

		43,238

Guam — 6.1%
Guam (RB) Series A
5.000%, 01/01/27	2,500	2,833

Total Municipal Bonds
(Cost $43,992)		46,071

TOTAL INVESTMENTS — 98.9%
(Cost $43,992)*		46,071

Other Assets & Liabilities – 1.1%		530

TOTAL NET ASSETS — 100.0%		$46,601

* Aggregate cost for Federal income tax purposes is (000) $43,990.

Gross unrealized appreciation (000)	$2,098
Gross unrealized depreciation (000)	(17)

Net unrealized appreciation (000)	$2,081

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$46,071	$–	$46,071

Total Assets - Investments in Securities	$–	$46,071	$–	$46,071

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  O h i o  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par	Value
	(000)	(000)

MUNICIPAL BONDS — 96.6%
Ohio — 93.2%
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series B
5.000%, 09/01/21	$1,680	$1,934
American Municipal Power, AMP Fremont
Energy Center Project (RB) Series B
5.000%, 02/15/25	1,500	1,764
American Municipal Power, Hydroelectric
Projects (RB) Series C
5.000%, 02/15/22	2,000	2,247
Columbus, Prerefunded 07/01/21 @ 100
(GO) Series A
5.000%, 07/01/21	1,500	1,786
Cuyahoga County, Prerefunded 12/01/19 @ 100
(GO) Series A
5.000%, 12/01/19	1,000	1,137
Dublin City School District (GO)
5.000%, 12/01/21	1,145	1,370
Franklin County (GO)
5.000%, 12/01/16	805	805
Franklin County Hospital Facilities, OhioHealth
Corporation (RB)
5.000%, 05/15/28	1,150	1,387
Hamilton County Hospital Facilities,
UC Health (RB)
5.000%, 02/01/28	830	959
5.000%, 02/01/29	850	974
Kent State University (RB)
5.000%, 05/01/30	1,000	1,239
Lucas County, ProMedica Healthcare Obligated
Group (RB) Series D
5.000%, 11/15/21	2,005	2,377
Northeast Ohio Regional Sewer District (RB)
5.000%, 11/15/29	500	619
5.000%, 11/15/30	450	555
Ohio Housing Finance Agency (RB)
Series 2 (GNMA, FNMA, FHLMC)
5.000%, 11/01/19	2,095	2,342
Ohio State Higher Educational Facility
Commission, University of Dayton (RB)
Series A
5.000%, 12/01/24	525	640
5.000%, 12/01/26	725	877
5.000%, 12/01/27	160	192
Ohio State Highway Capital Improvements (GO)
Series Q
5.000%, 05/01/23	1,000	1,206
5.000%, 05/01/24	2,025	2,436
Ohio State Hospital Facility, Cleveland Clinic
Health System (RB) Series B
5.000%, 01/01/23	2,000	2,212
Ohio State Public Facilities Commission, Coal
Development (GO) Series M
5.000%, 02/01/24	1,310	1,639
Ohio State University (RB) Series A
5.000%, 12/01/29	1,100	1,349
Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	85	110

	Par	Value
	(000)	(000)

Ohio State Water Development Authority, Fresh
Water Project (RB) Series B
5.250%, 12/01/23	$1,000	$1,267
5.000%, 12/01/20	2,015	2,325
Ohio State Water Development Authority, Water
Pollution Control Project (RB)
5.000%, 06/01/23	1,265	1,566
Ohio State Water Development Authority, Water
Pollution Control Project (RB) Series B
5.000%, 06/01/30	1,000	1,255
Toledo Water System (RB)
5.000%, 11/15/31	1,000	1,187
Westlake City School District (GO)
5.000%, 12/01/27	1,395	1,726

		41,482

Guam — 3.4%
Guam (RB) Series A
5.000%, 01/01/26	1,350	1,543

Total Municipal Bonds
(Cost $40,486)		43,025

TOTAL INVESTMENTS — 96.6%
(Cost $40,486)*		43,025

Other Assets & Liabilities – 3.4%		1,492

TOTAL NET ASSETS — 100.0%		$44,517

* Aggregate cost for Federal income tax purposes is (000) $40,487.

Gross unrealized appreciation (000)	$2,552
Gross unrealized depreciation (000)	(14)

Net unrealized appreciation (000)	$2,538

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$43,025	$–	$43,025

Total Assets - Investments in Securities	$–	$43,025	$–	$43,025

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par (000)	Value (000)
MUNICIPAL BONDS — 99.5%
Alaska — 2.3%
Alaska Housing Finance Corporation, State
Capital Project II (RB) Series A
5.000%, 12/01/22	$1,010	$1,206
Municipality of Anchorage, Electric Utility (RB)
Series A
5.000%, 12/01/22	1,550	1,860

		3,066

Arizona — 3.3%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,879
Arizona Transportation Board, Maricopa
County Regional Area (RB)
5.000%, 07/01/19	2,250	2,524

		4,403

California — 4.9%
California Public Works Board, Various Capital
Projects (RB) Series A
5.000%, 04/01/18	1,000	1,077
5.000%, 04/01/20	1,000	1,145
California State (GO)
5.000%, 11/01/18	2,000	2,198
California State, Economic Recovery, Prerefunded
07/01/19 @ 100 (GO) Series A
5.000%, 07/01/19	1,825	2,054

		6,474

District of Columbia — 1.3%
District of Columbia, The Catholic
University of America (RB)
5.000%, 10/01/16	1,760	1,785

Florida — 10.1%
Broward County, Florida Port Facilities
(RB) Series A (AGM)
5.000%, 09/01/24	1,730	2,004
Central Florida Expressway Authority
(BAN) (RB)
1.625%, 01/01/19	1,925	1,941
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/19	1,000	1,114
5.000%, 06/01/21	1,500	1,755
5.000%, 06/01/22	1,500	1,770
Palm Beach County Health Facilities
Authority (RB)
4.000%, 12/01/19	1,000	1,076
Tampa Bay Water Regional Water Supply
Authority Utility System (RB) Series B (ETM)
5.000%, 10/01/18	945	1,036
5.000%, 10/01/18	930	1,018
Volusia County Educational Facility
Authority (RB)
5.000%, 06/01/24	1,345	1,632

		13,346

Illinois — 11.2%
Chicago Midway Airport (RB) Series B
5.000%, 01/01/22	1,000	1,187

	Par (000)	Value (000)

Chicago O’Hare International Airport (RB)
Series B
5.000%, 01/01/23	$1,000	$1,203
Illinois (GO)
5.000%, 07/01/22	750	836
Illinois (GO) Series A
4.000%, 01/01/17	860	874
4.000%, 01/01/21	2,000	2,103
Illinois (RB)
5.000%, 06/15/17	3,000	3,130
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,723
Illinois Finance Authority, The Art Institute of
Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,098
Metropolitan Water Reclamation District of
Greater Chicago (GO) Series B
5.000%, 12/01/18	1,430	1,567
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,074

		14,795

Indiana — 5.7%
Ball State University, Housing and Dining
System (RB)
5.000%, 07/01/21	725	854
5.000%, 07/01/22	500	599
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series SE
5.000%, 08/15/20	1,000	1,151
5.000%, 08/15/21	1,000	1,179
Indiana Municipal Power Agency, Power Supply
System (RB) Series C
5.000%, 01/01/24	1,000	1,225
Purdue University, Student Fee (RB) Series CC
5.000%, 07/01/24	2,000	2,524

		7,532

Iowa — 1.0%
Ames, Mary Greeley Medical Center (RB) (DD)
5.000%, 06/15/23	1,040	1,263

Kansas — 1.8%
Kansas State Department of Transportation (RB)
Series B
5.000%, 09/01/19	1,000	1,130
Wyandatte County, Kansas City Unified
Government Utility System (RB) Series A
5.000%, 09/01/24	1,000	1,238

		2,368

Kentucky — 3.3%
Kentucky Bond Development Corporation,
St. Elizabeth Medical Center (RB)
5.000%, 05/01/24	2,640	3,260
Kentucky Public Transportation Infrastructure
Authority, Downtown Crossing Project (BAN)
(RB) Series A
5.000%, 07/01/17	1,000	1,040

		4,300

See Notes to Financial Statements.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Louisiana — 2.6%
Louisiana Public Facilities Authority, Ochsner
Clinic (RB)
5.000%, 05/15/22	$1,705	$1,765
Louisiana Public Facilities Authority, Ochsner
Clinic, Prerefunded 05/15/17 @ 100 (RB)
5.000%, 05/15/17	640	665
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/24	790	958

		3,388

Maryland — 2.2%
Maryland Economic Development Corporation,
Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,698
Maryland State (GO) Series A
5.000%, 03/01/22	1,000	1,176

		2,874

Massachusetts — 1.9%
Massachusetts Development Finance Agency,
Partners Health Care (RB) Series K-6
5.000%, 07/01/17	1,500	1,570
Massachusetts Housing Finance Agency (RB)
Series 172
4.000%, 06/01/45	935	1,010

		2,580

Michigan — 3.6%
Michigan Finance Authority, Unemployment
Obligation Assessment (RB)
5.000%, 07/01/20	1,000	1,120
Michigan Municipal Bond Authority, Clean Water
Pooled Project (RB)
5.000%, 10/01/17	1,025	1,084
Michigan State Hospital Finance Authority,
Ascension Health Senior Credit Group (RB)
Series F-3 (VRDN)
1.400%, 11/15/47	1,500	1,513
Michigan State, Environmental
Program (GO) Series A
5.000%, 05/01/17	1,000	1,040

		4,757

Mississippi — 0.8%
Mississippi Business Finance Corporation, Gulf
Opportunity Zone Industrial Development,
Chevron USA, Inc. Project (RB) Series A
(VRDN)
0.270%, 11/01/35	1,000	1,000

Missouri — 4.4%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/20	1,000	1,129
5.000%, 06/01/22	1,570	1,843

	Par (000)	Value (000)

Missouri Highway & Transportation
Commission (RB) Series A
5.000%, 05/01/22	$2,360	$2,866

		5,838

Nevada — 1.8%
Clark County, Motor Vehicle
Fuel Tax (RB) (AMBAC)
5.000%, 07/01/17	1,805	1,888
Nevada, University System (GO)
Series G (NATL-RE)
5.000%, 08/01/16	500	504

		2,392

New Jersey — 1.2%
New Jersey Economic
Development Authority (RB)
5.000%, 06/15/18	1,500	1,589

New York — 4.5%
Long Island Power Authority
(RB) Series A (ETM)
5.000%, 04/01/19	1,385	1,543
New York State Thruway Authority (RB) Series A
5.000%, 05/01/19	3,000	3,339
Tobacco Settlement Financing Corporation
(RB) Series B
5.000%, 06/01/22	1,000	1,042

		5,924

North Carolina — 2.7%
Forsyth County (GO) Series B
5.000%, 04/01/19	1,000	1,115
North Carolina Medical Care Commission, North
Carolina Baptist Hospital (RB)
5.000%, 06/01/20	2,115	2,417

		3,532

Ohio — 1.6%
Franklin County, OhioHealth Corporation (RB)
Series B (VRDN)
5.000%, 11/15/33	1,500	1,571
Hamilton County Hospital Facilities
UC Health (RB)
5.000%, 02/01/23	500	583

		2,154

Pennsylvania — 6.1%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/17	1,010	1,058
5.000%, 09/01/19	610	670
Commonwealth of Pennsylvania (GO)
Third Series A
5.000%, 07/15/18	1,695	1,837
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,113
Pennsylvania Economic Development Financing
Authority (RB) Series B
5.000%, 07/01/22	1,000	1,005

See Notes to Financial Statements.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Pennsylvania — continued
Pennsylvania Higher Educational Facilities
Authority, University of Sciences in
Philadelphia (RB) Series A
5.000%, 11/01/23	$1,500	$1,808
Pennsylvania Housing Finance Agency (RB)
Series 105B
4.250%, 04/01/24	500	525

		8,016

Tennessee — 0.7%
Tennessee Housing Development Agency,
Residential Finance Program (RB) Series 2C
4.000%, 01/01/45	850	923

Texas — 8.0%
Dallas Independent School
District (GO) (PSF-GTD)
5.000%, 02/15/18	2,500	2,679
Houston Texas Hotel Occupancy (RB) Series B
5.000%, 09/01/21	140	142
Katy Independent School District, School
Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,343
Lewisville Independent School
District (GO) Series A (PSF-GTD)
5.000%, 08/15/21	2,000	2,372
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,667
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,310

		10,513

Utah — 4.6%
Murray, IHC Heath Services (RB) Series D
(SBPA - Wells Fargo Bank) (VRDN)
0.260%, 05/15/37##	1,400	1,400
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,122
Utah State (GO) Series A
4.000%, 07/01/17	3,485	3,612

		6,134

Virginia — 0.8%
York County Economic Development Authority,
Virginia Electric and Power Company Project
(RB) Series A (VRDN)
1.875%, 05/01/33	1,050	1,068

Washington — 5.2%
Energy Northwest, Project 3 (RB) Series A
5.000%, 07/01/18	1,985	2,154
Port of Seattle (RB) Series B
5.000%, 03/01/21	2,200	2,577
Washington (GO)
Series 2011-A
5.000%, 01/01/18	2,000	2,134

		6,865

	Par (000)	Value (000)

Guam — 1.9%
Guam (RB) Series C
5.000%, 11/15/18	$2,265	$2,466

Total Municipal Bonds
(Cost $128,951)		131,345

TOTAL INVESTMENTS — 99.5%
(Cost $128,951)*		131,345

Other Assets & Liabilities – 0.5%		671

TOTAL NET ASSETS — 100.0%		$132,016

* Aggregate cost for Federal income tax purposes is (000) $128,951.

Gross unrealized appreciation (000)	$2,521
Gross unrealized depreciation (000)	(127)

Net unrealized appreciation (000)	$2,394

##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$131,345	$–	$131,345

Total Assets - Investments in Securities	$–	$131,345	$–	$131,345

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u nd s

S T AT E M E N T S  O F  A S S E TS  A N D  L I A B I L I T I E S  ( 0 0 0 )

M a y  3 1 ,  2 0 1 6

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund

ASSETS
Investments in non-affiliates at value	$84,929	$51,782	$13,245	$289,474
Investments in affiliates at value	1,449	769	13	4,411
Short-term investment in non-affiliates held as
collateral for loaned securities at value	27	–	25	413
Short-term investment in affiliates purchased with
collateral from securities loaned at value	216	–	194	3,272

Total Investments at value(1)(2)	86,621	52,551	13,477	297,570

Receivable for investments sold	396	1	–	2,917
Receivable for shares of beneficial interest issued	2	36	10	2
Interest receivable	415	151	250	1,442
Receivable from Adviser	–	–	2	–
Prepaid expenses	12	15	13	19
Other assets	29	16	2	54

Total Assets	87,475	52,770	13,754	302,004

LIABILITIES
Payable for collateral received for loaned securities	243	–	219	3,685
Payable for shares of beneficial interest redeemed	338	2	–	–
Payable for investment securities purchased	396	–	–	2,771
Dividends payable
Class I	55	57	20	192
Class A	2	12	2	1
Investment advisory fees payable	20	9	–	99
12b-1 fees payable
Class A	1	2	–	1
Shareholder servicing fees payable
Class A	1	2	–	1
Administration fees payable	6	4	3	16
Custodian fees payable	4	5	1	5
Transfer agent fees payable	14	15	7	15
Trustees’ deferred compensation payable	29	16	2	54
Trustees’ fees payable	3	1	–	7
Other liabilities	38	37	21	56

Total Liabilities	1,150	162	275	6,903

TOTAL NET ASSETS	$86,325	$52,608	$13,479	$295,101

Investments in non-affiliates at cost	$82,707	$50,435	$13,328	$286,362
Investments in affiliates at cost	1,449	769	13	4,411
Short-term investment in non-affiliates held as collateral
for loaned securities at cost	27	–	25	413
Short-term investment in affiliates purchased with collateral from securities loaned at cost	216	–	194	3,272

(1)Total Investments at cost	$84,399	$51,204	$13,560	$294,458

(2)Includes securities on loan with a value of	$237	$ –	$ 212	$ 3,595

See Notes to Financial Statements.

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund

NET ASSETS:
Paid-in Capital (Unlimited Authorization — No Par
Value)	$84,750	$51,785	$15,826	$293,768
Undistributed (Distributions in Excess of) Net
Investment Income	(29)	(16)	–	(66)
Accumulated Net Realized Gain (Loss) on Investments	(618)	(508)	(2,264)	(1,713)
Net Unrealized Appreciation/Depreciation on Investments	2,222	1,347	(83)	3,112

Total Net Assets	$86,325	$52,608	$13,479	$295,101

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$83,084,331	$42,624,672	$11,104,002	$290,792,709

Class I shares outstanding	7,956,412	4,623,894	1,507,749	26,475,390

Net Asset Value, Offering and Redemption Price Per Share	$10.44	$9.22	$7.36	$10.98

Net assets applicable to Class A	$2,985,192	$9,238,804	$2,374,725	$3,885,213

Class A shares outstanding	285,101	1,002,718	322,069	353,540

Net Asset Value and Redemption Price Per Share	$10.47	$9.21	$7.37	$10.99

Maximum Offering Price Per Share(3)	$10.96	$9.64	$7.72	$11.51

Maximum Sales Charge Per Share	4.50%	4.50%	4.50%	4.50%

Net assets applicable to Class C	$255,830	$744,296	N/A	$422,629

Class C shares outstanding	24,508	80,851	N/A	38,322

Net Asset Value and Offering Price Per Share(4)	$10.44	$9.21	N/A	$11.03

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S    ( 0 0 0 )

M a y  3 1 ,  2 0 1 6

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
ASSETS
Investments in non-affiliates at value	$290,244	$180,692	$372,908
Investments in affiliates at value	2,872	3,268	2,897
Short-term investment in non-affiliates held as collateral for loaned securities at value	–	183	–
Short-term investment in affiliates purchased with collateral from securities loaned at value	–	1,448	–

Total Investments at value(1)(2)	293,116	185,591	375,805

Receivable for investments sold	570	1,003	–
Receivable for shares of beneficial interest issued	94	105	178
Interest receivable	867	1,184	1,067
Prepaid expenses	18	18	16
Other assets	45	38	55

Total Assets	294,710	187,939	377,121

LIABILITIES
Payable for collateral received for loaned securities	–	1,631	–
Payable for shares of beneficial interest redeemed	428	3,412	230
Payable for investment securities purchased	528	1,029	370
Dividends payable
Class I	70	238	111
Class A	–	4	3
Class C	–	1	–
Investment advisory fees payable	86	44	63
12b-1 fees payable
Class A	1	2	–
Class C	–	1	–
Shareholder servicing fees payable
Class A	2	2	–
Administration fees payable	16	10	20
Custodian fees payable	5	5	6
Transfer agent fees payable	17	22	11
Trustees’ deferred compensation payable	45	38	55
Trustees’ fees payable	7	4	9
Other liabilities	55	58	58

Total Liabilities	1,260	6,501	936

TOTAL NET ASSETS	$293,450	$181,438	$376,185

Investments in non-affiliates at cost	$289,706	$178,105	$372,689
Investments in affiliates at cost	2,872	3,268	2,897
Short-term investment in non-affiliates held as collateral for loaned securities at cost	–	183	–
Short-term investment in affiliates purchased with collateral from securities loaned at cost	–	1,448	–

(1)Total Investments at cost	$292,578	$183,004	$375,586

(2)Includes securities on loan with a value of	$–	$1,585	$–

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
NET ASSETS:
Paid-in Capital (Unlimited Authorization — No Par Value)	$292,956	$184,153	$381,708
Undistributed (Distributions in Excess of) Net Investment Income	(71)	22	(36)
Accumulated Net Realized Gain (Loss) on Investments	27	(5,324)	(5,706)
Net Unrealized Appreciation/Depreciation on Investments	538	2,587	219

Total Net Assets	$293,450	$181,438	$376,185

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$286,767,049	$168,675,580	$374,898,685

Class I shares outstanding	28,185,714	15,650,946	37,716,509

Net Asset Value, Offering and Redemption Price Per Share	$10.17	$10.78	$9.94

Net assets applicable to Class A	$6,157,405	$11,770,425	$1,286,324

Class A shares outstanding	603,225	1,091,541	129,262

Net Asset Value and Redemption Price Per Share	$10.21	$10.78	$9.95

Maximum Offering Price Per Share(3)	$10.42	$11.29	$10.05

Maximum Sales Charge Per Share	2.00%	4.50%	1.00%

Net assets applicable to Class C	$525,191	$992,138	N/A

Class C shares outstanding	51,468	91,831	N/A

Net Asset Value and Offering Price Per Share(4)	$10.20	$10.80	N/A

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N TS  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

M a y  3 1 ,  2 0 1 6

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund
ASSETS
Investments in non-affiliates at value	$80,277	$46,071	$43,025	$131,345

Total Investments at value(1)	80,277	46,071	43,025	131,345

Cash	116	206	2,487	488
Receivable for investments sold	1,300	10	–	–
Interest receivable	1,059	628	532	1,679
Prepaid expenses	13	3	5	14
Other assets	16	8	12	18

Total Assets	82,781	46,926	46,061	133,544

LIABILITIES
Payable for shares of beneficial interest redeemed	18	184	28	–
Payable for investment securities purchased	–	–	1,382	1,273
Dividends payable
Class I	153	87	68	147
Class A	2	–	1	–
Investment advisory fees payable	19	9	15	40
12b-1 fees payable
Class A	1	–	1	–
Shareholder servicing fees payable
Class A	1	–	1	–
Administration fees payable	5	4	4	8
Custodian fees payable	2	1	1	2
Transfer agent fees payable	12	11	11	8
Trustees’ deferred compensation payable	16	8	12	18
Trustees’ fees payable	2	1	1	3
Other liabilities	24	20	19	29

Total Liabilities	255	325	1,544	1,528

TOTAL NET ASSETS	$82,526	$46,601	$44,517	$132,016

Investments in non-affiliates at cost	$75,556	$43,992	$40,486	$128,951

(1) Total Investments at cost	$75,556	$43,992	$40,486	$128,951

See Notes to Financial Statements.

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund
NET ASSETS:
Paid-in Capital (Unlimited Authorization — No Par Value)	$77,376	$44,092	$41,312	$129,729
Undistributed (Distributions in Excess of) Net Investment Income	146	(3)	(68)	(20)
Accumulated Net Realized Gain (Loss) on Investments	283	433	734	(87)
Net Unrealized Appreciation/Depreciation on Investments	4,721	2,079	2,539	2,394

Total Net Assets	$82,526	$46,601	$44,517	$132,016

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$79,299,402	$46,366,315	$39,861,467	$131,767,078

Class I shares outstanding	8,097,919	4,133,908	3,629,530	12,597,023

Net Asset Value, Offering and Redemption Price Per Share	$9.79	$11.22	$10.98	$10.46

Net assets applicable to Class A	$2,912,511	$212,201	$4,188,548	$248,624

Class A shares outstanding	298,601	18,934	382,527	23,750

Net Asset Value and Redemption Price Per Share	$9.75	$11.21	$10.95	$10.47

Maximum Offering Price Per Share(2)	$10.05	$11.56	$11.29	$10.79

Maximum Sales Charge Per Share	3.00%	3.00%	3.00%	3.00%

Net assets applicable to Class C	$313,589	$22,558	$467,374	N/A

Class C shares outstanding	32,474	2,012	42,790	N/A

Net Asset Value and Offering Price Per Share(3)	$9.66	$11.21	$10.92	N/A

(2) Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3) Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  Y e a r  E n d e d  M a y  3 1 ,  2 0 1 6

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
Investment Income:
Interest from unaffiliated investments	$2,616	$1,402	$973	$6,296
Dividends from unaffiliated investments	–	–	3	–
Dividends from affiliated investments(1)	2	1	1	4
Security lending income(2)	2	–	15	12
Total Investment Income	2,620	1,403	992	6,312

Expenses:
Investment advisory fees	433	217	77	1,263
Administration fees	58	31	13	162
12b-1 fees:
Class A	1	3	–	1
Class C	2	7	–	3
Shareholder servicing fees:
Class A	6	22	2	10
Class C	1	2	–	1
Transfer agent fees	43	47	23	43
Custodian fees	8	9	2	10
Professional fees	39	31	29	66
Pricing service fees	29	31	6	25
Printing and shareholder reports	9	12	5	18
Registration and filing fees	41	40	28	45
Trustees’ fees	11	8	6	23
Miscellaneous	7	7	1	17
Total Expenses	688	467	192	1,687

Less:
Waiver of investment advisory fees(1)	(84)	(60)	(74)	(4)
Net Expenses	604	407	118	1,683

Net Investment Income (Loss)	2,016	996	874	4,629

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	97	64	(2,232)	(1,373)
Net change in unrealized appreciation/depreciation on investments	(332)	(258)	583	(10)
Net Gain (Loss) on Investments	(235)	(194)	(1,649)	(1,383)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,781	$802	$(775)	$3,246

(1) See Note 3 in Notes to Financial Statements.

(2) See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund

Investment Income:
Interest from unaffiliated investments	$3,486	$5,380	$2,741
Dividends from affiliated investments(1)	6	3	8
Security lending income(2)	–	16	–
Total Investment Income	3,492	5,399	2,749
Expenses:
Investment advisory fees	1,059	755	765
Administration fees	156	99	196
12b-1 fees:
Class A	2	2	–
Class C	4	8	–
Shareholder servicing fees:
Class A	11	19	4
Class C	2	2	–
Transfer agent fees	52	59	31
Custodian fees	10	10	12
Professional fees	64	49	73
Pricing service fees	23	39	16
Printing and shareholder reports	19	25	17
Registration and filing fees	49	46	44
Trustees’ fees	22	15	26
Miscellaneous	35	12	35
Total Expenses	1,508	1,140	1,219
Less:
Waiver of investment advisory fees(1)	(7)	(85)	(9)
Waiver of 12b-1 fees:
Class C	(2)	–	–
Net Expenses	1,499	1,055	1,210
Net Investment Income (Loss)	1,993	4,344	1,539
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	510	(2,688)	107
Net change in unrealized appreciation/depreciation on investments	(530)	523	195
Net Gain (Loss) on Investments	(20)	(2,165)	302
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,973	$ 2,179	$1,841

(1) See Note 3 in Notes to Financial Statements.

(2) See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  Y e a r  E n d e d  M a y  3 1 ,  2 0 1 6

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund
Investment Income:
Interest	$2,460	$1,461	$1,369	$2,662
Total Investment Income	2,460	1,461	1,369	2,662

Expenses:
Investment advisory fees	321	197	186	527
Administration fees	44	28	27	69
12b-1 fees:
Class A	1	–	1	–
Class C	2	–	4	–
Shareholder servicing fees:
Class A	5	1	11	1
Class C	1	–	1	–
Transfer agent fees	36	34	35	22
Custodian fees	3	2	2	4
Professional fees	36	32	32	40
Pricing service fees	10	7	7	18
Printing and shareholder reports	10	6	6	11
Registration and filing fees	43	12	15	27
Trustees’ fees	9	8	8	12
Miscellaneous	5	3	6	8
Total Expenses	526	330	341	739

Less:
Waiver of investment advisory fees(1)	(92)	(68)	–	(41)
Net Expenses	434	262	341	698
Net Investment Income (Loss)	2,026	1,199	1,028	1,964

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	482	612	734	194
Net change in unrealized appreciation/depreciation on investments	1,441	204	227	772
Net Gain (Loss) on Investments	1,923	816	961	966
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,949	$2,015	$1,989	$2,930

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Bond Fund		Government Mortgage Fund		High Yield Bond Fund
	For the Year Ended		For the Year Ended		For the Year Ended
	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015

Investment Activities:
Net investment income (loss)	$ 2,016	$ 2,736	$ 996	$ 1,304	$ 874	$ 1,339
Net realized gain (loss) on investments sold	97	2,004	64	278	(2,232)	413
Net change in unrealized appreciation/ depreciation on investments	(332)	(1,279)	(258)	59	583	(1,630)
Net increase (decrease) in net assets resulting from operations	1,781	3,461	802	1,641	(775)	122
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(2,132)	(2,979)	(1,102)	(1,366)	(832)	(1,314)
Class A	(56)	(67)	(211)	(252)	(42)	(28)
Class C	(3)	(2)	(14)	(23)	–	–
Distributions from net realized gains:
Class I	(977)	(470)	–	–	(137)	(342)
Class A	(37)	(10)	–	–	(5)	(7)
Class C	(3)	(1)	–	–	–	–
Total dividends and distributions	(3,208)	(3,529)	(1,327)	(1,641)	(1,016)	(1,691)
Share Transactions:
Proceeds from shares issued:
Class I	18,357	28,080	4,551	21,245	1,289	3,732
Class A	29	50	144	200	2,034	61
Class C	22	51	18	7	–	–
Reinvestment of dividends and distributions:
Class I	2,137	2,685	411	537	581	1,205
Class A	67	57	73	94	30	25
Class C	4	3	8	9	–	–
Total proceeds from shares issued and reinvested	20,616	30,926	5,205	22,092	3,934	5,023
Value of shares redeemed:
Class I	(81,441)	(59,282)	(12,250)	(22,711)	(8,132)	(13,950)
Class A	(335)	(482)	(774)	(1,298)	(314)	(59)
Class C	(32)	(90)	(456)	(469)	–	–
Total value of shares redeemed	(81,808)	(59,854)	(13,480)	(24,478)	(8,446)	(14,009)
Increase (decrease) in net assets from share transactions	(61,192)	(28,928)	(8,275)	(2,386)	(4,512)	(8,986)
Total increase (decrease) in net assets	(62,619)	(28,996)	(8,800)	(2,386)	(6,303)	(10,555)
Net Assets:
Beginning of year	148,944	177,940	61,408	63,794	19,782	30,337
End of year*	$ 86,325	$148,944	$52,608	$61,408	$13,479	$ 19,782

*Including undistributed (distributions in excess of) net investment income	$ (29)	$ (29)	$ (16)	$ (18)	$ –	$ (2)

See Notes to Financial Statements.

Intermediate Bond Fund		Limited Maturity Bond Fund		Total Return Advantage Fund		Ultra Short Bond Fund
For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015

$ 4,629	$ 4,099	$ 1,993	$ 1,409	$ 4,344	$ 4,584	$ 1,539	$ 829
(1,373)	1,918	510	462	(2,688)	3,198	107	(109)
(10)	(991)	(530)	(525)	523	(3,730)	195	(176)
3,246	5,026	1,973	1,346	2,179	4,052	1,841	544

(4,621)	(4,078)	(2,191)	(1,766)	(4,521)	(4,831)	(1,834)	(1,484)
(50)	(49)	(26)	(23)	(175)	(85)	(3)	(2)
(2)	(1)	–	–	(16)	(13)	–	–

(990)	(1,306)	–	–	–	–	–	–
(13)	(17)	–	–	–	–	–	–
(1)	(2)	–	–	–	–	–	–
(5,677)	(5,453)	(2,217)	(1,789)	(4,712)	(4,929)	(1,837)	(1,486)

19,461	24,738	89,110	85,987	10,765	20,057	217,862	239,514
302	92	2,242	4,140	8,829	176	3	13
130	55	31	21	283	134	–	–

3,063	3,472	1,483	1,159	1,565	1,297	900	538
53	55	23	19	138	60	2	2
3	2	–	–	3	3	–	–
23,012	28,414	92,889	91,326	21,583	21,727	218,767	240,067

(60,798)	(58,170)	(124,926)	(103,196)	(32,383)	(78,727)	(251,405)	(264,904)
(600)	(966)	(1,837)	(1,703)	(1,273)	(806)	(272)	(742)
(128)	(358)	(156)	(655)	(358)	(96)	–	–
(61,526)	(59,494)	(126,919)	(105,554)	(34,014)	(79,629)	(251,677)	(265,646)
(38,514)	(31,080)	(34,030)	(14,228)	(12,431)	(57,902)	(32,910)	(25,579)
(40,945)	(31,507)	(34,274)	(14,671)	(14,964)	(58,779)	(32,906)	(26,521)

336,046	367,553	327,724	342,395	196,402	255,181	409,091	435,612
$295,101	$336,046	$ 293,450	$327,724	$181,438	$196,402	$ 376,185	$ 409,091

$ (66)	$ (42)	$ (71)	$ (72)	$ 22	$ 20	$ (36)	$ (39)

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Intermediate Tax Exempt Bond Fund		Maryland Tax Exempt Bond Fund		Ohio Intermediate Tax Exempt Bond Fund
	For the Year Ended		For the Year Ended		For the Year Ended
	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015

Investment Activities:
Net investment income (loss)	$ 2,026	$ 2,085	$ 1,199	$ 1,376	$ 1,028	$ 1,403
Net realized gain (loss) on investments sold	482	559	612	(64)	734	669
Net change in unrealized appreciation/ depreciation on investments	1,441	(683)	204	(185)	227	(1,120)

Net increase (decrease) in net assets resulting from operations	3,949	1,961	2,015	1,127	1,989	952

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(1,955)	(2,008)	(1,194)	(1,366)	(937)	(1,287)
Class A	(66)	(80)	(5)	(10)	(85)	(112)
Class C	(5)	(6)	–	(1)	(6)	(7)
Distributions from net realized gains:
Class I	(238)	(2,268)	(118)	(341)	(481)	(678)
Class A	(9)	(94)	(1)	(3)	(49)	(63)
Class C	(1)	(11)	–	–	(6)	(6)

Total dividends and distributions	(2,274)	(4,467)	(1,318)	(1,721)	(1,564)	(2,153)

Share Transactions:
Proceeds from shares issued:
Class I	10,988	4,249	2,036	249	1,984	1,886
Class A	201	841	–	12	61	8
Class C	38	147	1	1	–	–
Reinvestment of dividends and distributions:
Class I	146	383	60	93	91	136
Class A	45	118	3	4	113	147
Class C	4	12	–	1	9	10

Total proceeds from shares issued and reinvested	11,422	5,750	2,100	360	2,258	2,187

Value of shares redeemed:
Class I	(9,066)	(8,531)	(6,759)	(4,536)	(7,072)	(13,323)
Class A	(214)	(887)	(100)	(259)	(543)	(825)
Class C	(127)	(107)	(35)	(1)	(4)	(1)

Total value of shares redeemed	(9,407)	(9,525)	(6,894)	(4,796)	(7,619)	(14,149)

Increase (decrease) in net assets from share transactions	2,015	(3,775)	(4,794)	(4,436)	(5,361)	(11,962)

Total increase (decrease) in net assets	3,690	(6,281)	(4,097)	(5,030)	(4,936)	(13,163)

Net Assets:
Beginning of year	78,836	85,117	50,698	55,728	49,453	62,616

End of year*	$82,526	$78,836	$46,601	$50,698	$44,517	$ 49,453

*Including undistributed (distributions in excess of) net investment income	$ 146	$ 146	$ (3)	$ (3)	$ (68)	$ (66)

See Notes to Financial Statements.

	Tax Exempt Limited Maturity Bond Fund
	For the Year Ended
	May 31, 2016	May 31, 2015
Investment Activities:
Net investment income (loss)	$ 1,964	$ 2,091
Net realized gain (loss) on investments sold	194	2
Net change in unrealized appreciation/depreciation on investments	772	(1,466)

Net increase (decrease) in net assets resulting from operations	2,930	627

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(1,961)	(2,085)
Class A	(3)	(6)

Total dividends and distributions	(1,964)	(2,091)

Proceeds from shares issued:
Class I	37,506	18,514
Class A	15	10
Reinvestment of dividends:
Class I	170	195
Class A	3	5

Total proceeds from shares issued and reinvested	37,694	18,724

Value of shares redeemed:
Class I	(39,955)	(28,966)
Class A	(222)	(28)

Total value of shares redeemed	(40,177)	(28,994)

Increase (decrease) in net assets from share transactions	(2,483)	(10,270)

Total increase (decrease) in net assets	(1,517)	(11,734)

Net Assets:
Beginning of year	133,533	145,267

End of year*	$132,016	$133,533

*Including undistributed (distributions in excess of) net investment income	$ (20)	$ (20)

See Notes to Financial Statements.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,    2 0 1 6

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of May 31, 2016, the Trust offered for sale shares of 33 Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds, as defined below, Class I Shares, Class R Shares, Class R4 Shares and Class R5 Shares are sold without a sales charge; Equity, Fixed Income and Tax Exempt Bond Funds’ Class A Shares are sold subject to a front-end sales charge; Balanced Allocation and Target Date Funds’ Class T Shares are sold subject to a front-end sales charge; and Equity, Fixed Income and Tax Exempt Bond Funds’ Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances.

Effective February 29, 2016, the Trust began offering Class A Shares, Class I Shares and Class R Shares of PNC International Growth Fund. PNC International Growth Fund commenced operations on February 29, 2016.

As of May 31, 2016, the Trust offered five categories of Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Treasury Money Market Fund.

The financial statements presented herein are those of the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

Effective June 1, 2015, the Funds adopted guidance issued by the Financial Accounting Standards Board (“FASB”) that expanded secured borrowing accounting for certain repurchase agreements and also set forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. Adoption of the guidance necessitated additional disclosure related to securities lending (see Note 9).

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The funds typically value equity securities, exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”), and other equity securities listed on a securities exchange or quoted on a national market system based on the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, or the exchange on which they are traded, when market quotations are readily available for such a security. The Funds’ value their portfolio securities for purposes of calculating their net asset values (“NAV”) using procedures approved by the Funds’ Board of Trustees. Those procedures allow for a variety of methodologies to be used to value a Fund’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time a Fund calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. Accordingly, the methodologies summarized below are not an exhaustive list of the methodologies a Fund may use to value a security and they may not represent the means by which a Fund’s investments are valued on any particular day. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds invested in debt securities are typically valued based on evaluations provided by an independent pricing service (“Service”) approved by the Board of Trustees of the Trust (the “Board”). A number of pricing services are available and the Funds may use various pricing services or discontinue the use of any pricing service. When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities as well as other investments may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions.

Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. Short-term obligations with greater than 60 days to maturity when purchased are valued at mark-to-market until the 60th day before maturity; after which they are valued at amortized cost until maturity.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security at the official close of trading on the day of valuation. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s NAV is not calculated. In such cases, the NAV of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective NAV as determined by those funds each business day.

Forward currency contracts are valued based upon closing forward foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the day of valuation.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of trading) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,    2 0 1 6

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels. Assets and liabilities reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Equity securities and ETFs for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

Futures contracts which are valued at their daily closing price on the primary exchange on which they are traded.

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities – certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets, such as the movement of certain indexes, American Depositary Receipts, futures or ETFs.

Fixed Income Securities – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

●	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. Certain foreign equity securities are fair value adjusted through a Service which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of May 31, 2016 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the respective Fund is notified. Certain countries may impose taxes on the Funds with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses that are common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses that are common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

With respect to the Fixed Income and Tax Exempt Bond Funds, dividends from net investment income are declared daily and paid monthly. Dividends from net investment income, if any, for Retirement Income, Balanced Allocation, Large Cap Core, Large Cap Value and S&P 500 Index Funds are declared and paid quarterly. Dividends from net investment income, if any, for Target 2020, Target 2030, Target 2040, Target 2050, International Equity, International Growth, Large Cap Growth, Mid Cap, Mid Cap Index, Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value, Small Cap and Small Cap Index Funds are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds may invest may include actively managed ETFs as well as ETFs that generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its NAV per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges.

ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share NAV of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in market value. The trading prices of an ETF’s shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,    2 0 1 6

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. The Target Date Funds primarily utilize pooled investment vehicles that hold Inflation-Indexed Securities in order to maintain exposure to TIPS.

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes and may be issued in various forms such as low exercise price or Rule 144A warrants. When doing so, the Fund purchases the certificates from an issuer, who may or may not hold shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the value of the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which may be designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at May 31, 2016 is included in the respective Fund’s Schedule of Investments. The change in the unrealized gain or loss on open forward currency contracts and the gain or loss recognized upon the close of forward currency contracts for the fiscal year ended May 31, 2016 are included in the respective Fund’s Statement of Operations.

Futures Contracts

Certain Funds may invest in futures contracts on among other things, stocks, stock indexes, financial instruments (such as a U.S. government security or other fixed income security), interest rates, currencies, or inflation indexes and in options on futures contracts. A futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a financial instrument or money at a specified time and price. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract and are included in the respective Fund’s Statement of Assets and Liabilities. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at May 31, 2016 is included in the respective Fund’s Schedule of Investments. The change in the unrealized gain or loss on open futures contracts and the gain or loss recognized upon the close of futures contracts for the fiscal year ended May 31, 2016 are included in the respective Fund’s Statement of Operations.

There are several risks associated with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures may be used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. Details of futures contracts open as of May 31, 2016 are included in the respective Fund’s Schedule of Investments.

Derivative Holdings Categorized by Risk Exposure

The following information is intended to enable financial statement users to understand how derivatives are accounted for and how derivative instruments affect a Fund’s financial position and results of operations. The derivative instruments listed in the following tables were not designated in qualifying hedge accounting relationships.

Location on the Statement of Assets and Liabilities
Derivative Type	Asset Derivative Value	Liability Derivative Value
Equity contracts	Variation margin receivable from broker for open futures contracts*	Variation margin payable to broker for open futures contracts*
Foreign exchange contracts	Net unrealized appreciation on forward currency contracts	Net unrealized depreciation on forward currency contracts

*The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation/depreciation for open futures contracts. The balance presented below is the cumulative change in unrealized appreciation/depreciation from the date the contract was opened until May 31, 2016 and is included in the Net Assets of the Fund.

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 05/31/16 (000)
Asset Derivative Value
Balanced Allocation Fund
Forward Currency Contracts	$–	$50	$50

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,    2 0 1 6

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 05/31/16 (000)
International Equity Fund
Forward Currency Contracts	$–	$2,525	$2,525
Futures Contracts	74	–	74
	$74	$2,525	$2,599
Large Cap Growth Fund
Futures Contracts	$44	$–	$44
S&P 500 Index Fund Futures Contracts	$44	$–	$44
Liability Derivative Value
Balanced Allocation Fund Forward Currency Contracts	$–	$48	$48
International Equity Fund Forward Currency Contracts	$–	$2,430	$2,430

Location on the Statement of Operations
Derivative Type
Equity contracts	Net realized gain (loss) on futures Net change in unrealized appreciation/depreciation on futures
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions Net change in unrealized appreciation/depreciation on foreign currency translation

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 05/31/16 (000)
Realized Gain (Loss) on Derivatives Recognized in Income

Balanced Allocation Fund
Futures Contracts	$23	$–	$23
Forward Currency Contracts	–	32	32
	$23	$32	$55
International Equity Fund
Futures Contracts	$(1,084)	$–	$(1,084)
Forward Currency Contracts	–	1,783	1,783
	$(1,084)	$1,783	$699
Large Cap Growth Fund Futures Contracts	$(38)	$–	$(38)
Multi-Factor Small Cap Core Fund Futures Contracts	$(115)	$–	$(115)
Multi-Factor Small Cap Growth Fund Futures Contracts	$(46)	$–	$(46)
Small Cap Fund Futures Contracts	$44	$–	$44

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Balanced Allocation Fund Futures Contracts	$(14)	$–	$(14)
Forward Currency Contracts	–	(44)	(44)
	$(14)	$(44)	$(58)
International Equity Fund Futures Contracts	$(328)	$–	$(328)
Forward Currency Contracts	–	(2,226)	(2,226)
	$(328)	$(2,226)	$(2,554)

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 05/31/16 (000)
Large Cap Growth Fund Futures Contracts	$33	$–	$33
S&P 500 Index Fund Futures Contracts	$12	$–	$12
Small Cap Fund Futures Contracts	$(42)	$–	$(42)

During the fiscal year ended May 31, 2016, the futures and forwards transactions executed by the Equity Funds are shown in the following table.

	Notional Cost of Contracts May 31, 2015 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Notional Cost of Contracts May 31, 2016 (000)

Balanced Allocation Fund

Forward Currency Contracts	$585	$1,886	$(1,357)	$1,114

Futures Contracts	155	337	(492)	–

International Equity Fund

Forward Currency Contracts	29,667	144,401	(117,529)	56,539

Futures Contracts	14,802	50,197	(62,223)	2,776

Large Cap Growth Fund

Futures Contracts	1,042	4,832	(4,871)	1,003

Multi-Factor Small Cap Core Fund

Futures Contracts	–	7,511	(7,511)	–

Multi-Factor Small Cap Growth Fund

Futures Contracts	–	1,817	(1,817)	–

S&P 500 Index Fund

Futures Contracts	1,021	4,031	(4,049)	1,003

Small Cap Fund

Futures Contracts	1,202	1,260	(2,462)	–
Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association (“ISDA”) Agreements and a Securities Loan Agreement, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,    2 0 1 6

Offsetting of Financial and Derivative Assets and Liabilities

The following tables show the financial and derivative instruments of each Fund that are subject to Master Agreements (or similar arrangements) and the collateral received and pledged in connection with the netting arrangements at May 31, 2016.

Offsetting of Financial and Derivative Assets

Description	Form of Master Agreement	Gross Amounts Presented in the Statement of Assets and Liabilities (000)	Gross Amounts Netted in the Statement of Assets and Liabilities (000)	Net Amounts Presented in the Statement of Assets and Liabilities (000)	Financial Instruments (000)	Cash Collateral Received(1) (000)	Net Amount (000)
Balanced Allocation Fund
Forward Currency Contracts	ISDA	$50	$–	$50	$(48)	$–	$2
Securities Lending(2)	Securities Loan Agreement	437	–	437	–	(437)	–
		$487	$–	$487	$(48)	$(437)	$2
International Equity Fund
Forward Currency Contracts	ISDA	$2,525	$–	$2,525	$(2,430)	$–	$95
Securities Lending(2)	Securities Loan Agreement	43,611	–	43,611	–	(43,611)	–
		$46,136	$–	$46,136	$(2,430)	$(43,611)	$95
Large Cap Core Fund
Securities Lending(2)	Securities Loan Agreement	$282	$–	$282	$–	$(282)	$–
Large Cap Growth Fund
Securities Lending(2)	Securities Loan Agreement	$1,536	$–	$1,536	$–	$(1,536)	$–
Mid Cap Fund
Securities Lending(2)	Securities Loan Agreement	$811	$–	$811	$–	$(811)	$–
Multi-Factor Small Cap Core Fund
Securities Lending(2)	Securities Loan Agreement	$5,233	$–	$5,233	$–	$(5,233)	$–
Multi-Factor Small Cap Growth Fund
Securities Lending(2)	Securities Loan Agreement	$2,414	$–	$2,414	$–	$(2,414)	$–
Multi-Factor Small Cap Value Fund
Securities Lending(2)	Securities Loan Agreement	$2,641	$–	$2,641	$–	$(2,641)	$–
S&P 500 Index Fund
Securities Lending(2)	Securities Loan Agreement	$635	$–	$635	$–	$(635)	$–
Small Cap Fund
Securities Lending(2)	Securities Loan Agreement	$60,030	$–	$60,030	$–	$(60,030)	$–
Bond Fund
Securities Lending(2)	Securities Loan Agreement	$237	$–	$237	$–	$(237)	$–
High Yield Bond Fund
Securities Lending(2)	Securities Loan Agreement	$212	$–	$212	$–	$(212)	$–
Intermediate Bond Fund
Securities Lending(2)	Securities Loan Agreement	$3,595	$–	$3,595	$–	$(3,595)	$–
Total Return Advantage Fund
Securities Lending(2)	Securities Loan Agreement	$1,585	$–	$1,585	$–	$(1,585)	$–

(1)Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

(2)Reflects the market value of securities on loan as presented on the Schedule of Investments. Short-term investments purchased with collateral from securities lending and the related liability to repay the collateral is reported on the Statement of Assets and Liabilities.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory and Sub-Advisory Fees

Fees paid by the Trust pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets.

Target Date Funds

The Adviser and the Target Date Funds have entered into an investment advisory agreement pursuant to which each Fund will pay the Adviser a fee equal to the annual rate of 0.40% of that Fund’s average daily net assets that are not invested in (1) other registered investment companies, (2) pooled investment vehicles that charge a fee for advisory services, and (3) exchange-traded notes the contractual returns of which are calculated by reference to the performance of a broad-based securities market index (collectively referred to as “Investment Companies”). The Adviser has contractually agreed to waive its management fee and reimburse or pay certain operating expenses for each Fund to the extent the Fund’s other expenses exceed 0.10% , 0.35% and 0.60% for Class I, Class R and Class T Shares, respectively, on an annualized basis, excluding certain expenses such as extraordinary expenses, administrative fees payable to the Adviser, taxes, portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense, dividend expenses related to short sales and the operating expenses of each Fund’s underlying investments). This expense limitation agreement will apply until February 28, 2017, at which time the Fund’s Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.

The following table lists the contractual advisory fees and expense reimbursements that were in effect during the fiscal year ended May 31, 2016 for the Target Date Funds.

	Advisory Fees as a Percentage of Average Net Assets
	Annual Rate*	Expense Reimbursement
Retirement Income Fund	0.00%	4.92%
Target 2020 Fund	0.00%	2.56%
Target 2030 Fund	0.00%	2.40%
Target 2040 Fund	0.00%	5.13%
Target 2050 Fund	0.00%	14.61%

*	During the year ended May 31, 2016, the Target Date Funds were solely invested in Investment Companies.

Equity Funds

The following tables list the contractual advisory fees and fee waivers that were in effect during the fiscal year ended May 31, 2016 for the Equity Funds.

	Advisory Fees as a Percentage of Average Net Assets
	Annual Rate	Effective Annual Rate	Fee Waiver*	Net Effective Annual Rate	Expense Reimbursement*
Balanced Allocation Fund	0.75%	0.75%	0.36%	0.39%	N/A
International Equity Fund	0.90%	0.90%	0.08%	0.82%	N/A
International Growth Fund	0.80%	0.80%	0.80%	0.00%	4.83%
Mid Cap Fund	0.75%	0.75%	0.75%	0.00%	0.24%
Mid Cap Index Fund	0.15%	0.15%	0.15%	0.00%	2.36%
Multi-Factor Small Cap Core Fund	0.90%	0.90%	0.34%	0.56%	N/A
Multi-Factor Small Cap Growth Fund	0.90%	0.90%	0.59%	0.31%	N/A
Multi-Factor Small Cap Value Fund	0.90%	0.90%	0.78%	0.12%	N/A
Small Cap Fund	0.90%	0.90%	0.11%	0.79%	N/A
Small Cap Index Fund	0.15%	0.15%	0.15%	0.00%	1.69%

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,    2 0 1 6

	Advisory Fees as a Percentage of Average Net Assets
	Annual Rate
	First $1 Billion	Next $500 Million	$1.5 Billion and Over	Effective Annual Rate	Fee Waiver*	Net Effective Annual Rate	Expense Reimbursement*

Large Cap Core Fund	0.75%	0.70%	0.65%	0.75%	0.38%	0.37%	N/A
Large Cap Growth Fund	0.75%	0.70%	0.65%	0.75%	0.17%	0.58%	N/A
Large Cap Value Fund	0.75%	0.70%	0.65%	0.75%	0.10%	0.65%	N/A

	Advisory Fees as a Percentage of Average Net Assets
	Annual Rate
	First $50 Million	Next $100 Million	$150 Million and Over	Effective Annual Rate	Fee Waiver*	Net Effective Annual Rate	Expense Reimbursement*

S&P 500 Index Fund	0.15%	0.10%	0.075%	0.11%	0.11%	0.00%	0.01%

*

These waivers and reimbursements, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which will apply until February 28, 2017, except that it may be terminated by the Board at any time. Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser pursuant to the expense limitation agreements. For additional detail, see “Expense Recoupment,” below.

Polaris Capital Management, LLC (“Polaris”), an independent registered investment adviser, serves as sub-adviser to a portion of the managed assets of International Equity Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of International Equity Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of the assets managed between $125 million and $200 million and 0.50% of assets managed in excess of $200 million.

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements may be voluntary or contractual. The Adviser contractually agreed to waive fees and reimburse expenses to the extent necessary so that the total annual fund operating expenses of Class I, Class A, Class C, Class R4, Class R5 and Class T Shares of certain Funds do not exceed the percentage of average daily net assets as set forth below:

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C	Class R4	Class R5	Class T
Balanced Allocation Fund	0.95%	1.24%	1.95%	N/A	N/A	1.45%
International Equity Fund	0.98%	1.28%	1.98%	N/A	N/A	N/A
International Growth Fund	0.85%	1.11%	N/A	N/A	N/A	N/A
Large Cap Core Fund	0.90%	1.18%	1.90%	N/A	N/A	N/A
Large Cap Growth Fund	0.90%	1.20%	1.90%	N/A	N/A	N/A
Large Cap Value Fund	0.90%	1.20%	1.90%	N/A	N/A	N/A
Mid Cap Fund	1.25%	1.51%	2.25%	N/A	N/A	N/A
Mid Cap Index Fund	0.25%	N/A	N/A	0.40%	0.30%	N/A
Multi-Factor Small Cap Core Fund	0.85%	1.15%	N/A	N/A	N/A	N/A
Multi-Factor Small Cap Growth Fund	0.85%	1.15%	1.85%	N/A	N/A	N/A
Multi-Factor Small Cap Value Fund	0.85%	1.15%	1.85%	N/A	N/A	N/A
S&P 500 Index Fund	0.20%	0.45%	1.20%	0.35%	0.25%	N/A
Small Cap Fund	0.99%	1.29%	1.99%	N/A	N/A	N/A
Small Cap Index Fund	0.25%	N/A	N/A	0.40%	0.30%	N/A

The expense limitation agreement for the Funds listed in the table above will apply until at least February 28, 2017, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time. Prior to September 28, 2015, the Adviser limited total operating expenses of PNC Balanced Allocation Fund at 1.29%, 2.00%, 1.00% and 1.50% for Class A, Class C, Class I and Class T Shares, respectively, the total operating expenses of PNC Large Cap Core Fund at 1.22%, 1.94% and 0.94% for Class A, Class C and Class I Shares, respectively, the total operating expenses of PNC Large Cap Growth Fund and PNC Large Cap Value Fund at 1.28%, 1.98% and 0.98% for Class A, Class C and Class I Shares, respectively, the total operating expenses of PNC Mid Cap Fund at 1.53% for Class A Shares and the total operating expenses of PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund and PNC Multi-Factor Small Cap Value Fund at 1.13% for Class A Shares.

Fixed Income and Tax Exempt Bond Funds

The following table lists the contractual advisory fees and fee waivers that were in effect during the fiscal year ended May 31, 2016 for the Fixed Income and Tax Exempt Bond Funds.

	Advisory Fees as a Percentage of Average Net Assets
	Annual Rate	Fee Waiver*	Net Effective Annual Rate	Expense Reimbursement*
Bond Fund	0.40%	0.08%	0.32%	N/A
Government Mortgage Fund	0.40%	0.11%	0.29%	N/A
High Yield Bond Fund	0.50%	0.48%	0.02%	N/A
Intermediate Bond Fund	0.40%	N/A	0.40%	N/A
Limited Maturity Bond Fund	0.35%	N/A	0.35%	N/A
Total Return Advantage Fund	0.40%	0.04%	0.36%	N/A
Ultra Short Bond Fund	0.20%	N/A	0.20%	N/A
Intermediate Tax Exempt Bond	0.40%	0.11%	0.29%	N/A
Maryland Tax Exempt Bond	0.40%	0.14%	0.26%	N/A
Ohio Intermediate Tax Exempt Bond	0.40%	N/A	0.40%	N/A
Tax Exempt Limited Maturity Bond	0.40%	0.03%	0.37%	N/A

*

These waivers and reimbursements, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which will remain in effect through February 28, 2017, except that it may be terminated by the Board at any time. Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser pursuant to the expense limitation agreements. For additional detail, see “Expense Recoupment,” below.

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. The Adviser contractually agreed to waive fees and reimburse expenses to the extent necessary so that the total annual fund operating expenses of Class I, Class A and Class C Shares of certain Funds do not exceed the percentage of average daily net assets as set forth on the following table:

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C
Bond Fund	0.53%	0.81%	1.53%
Government Mortgage Fund	0.65%	0.93%	1.65%
High Yield Bond Fund	0.75%	1.01%	N/A
Total Return Advantage Fund	0.53%	0.81%	1.53%
Intermediate Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Maryland Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Tax Exempt Limited Maturity Bond Fund	0.53%	0.81%	N/A

The expense limitation agreement for the Funds listed in the table above will apply until at least February 28, 2017, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time. Prior to September 28, 2015, PNC Bond Fund, PNC Government Mortgage Fund and PNC Total Return Advantage Fund were not party to an expense limitation agreement.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,    2 0 1 6

Expense Recoupment

Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser (“recoupment payments”) pursuant to the expense limitation agreements, provided that the amount of such recoupment payments in any year, together with all other expenses of the Fund or Class, in the aggregate, would not cause the Class’ total annual operating expenses to exceed the amounts set forth in the tables above and provided further that no additional payments by the Fund will be made with respect to amounts paid, waived or reimbursed by the Adviser more than three years after the end of the fiscal year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts that are paid, waived or reimbursed by the Adviser.

The following amounts are available for possible recoupment by the Adviser through the expiration dates shown:

	Recoupment Available
	(000)
	2017	2018	2019	Total
Retirement Income Fund	$158	$138	$130	$ 426
Target 2020 Fund	100	112	149	361
Target 2030 Fund	111	118	154	383
Target 2040 Fund	101	109	136	346
Target 2050 Fund	114	117	126	357
Balanced Allocation Fund	97	101	224	422
International Equity Fund	697	652	572	1,921
International Growth Fund	-	-	45	45
Large Cap Core Fund	61	75	101	237
Large Cap Growth Fund	84	49	155	288
Large Cap Value Fund	29	24	116	169
Mid Cap Fund	-	44	99	143
Mid Cap Index Fund	35	89	109	233
Multi-Factor Small Cap Core Fund	135	205	467	807
Multi-Factor Small Cap Growth Fund	259	226	389	874
Multi-Factor Small Cap Value Fund	107	142	209	458
S&P 500 Index Fund	103	220	210	533
Small Cap Fund	993	851	866	2,710
Small Cap Index Fund	53	126	169	348
Bond Fund	-	-	84	84
Government Mortgage Fund	-	-	59	59
High Yield Bond Fund	23	48	74	145
Total Return Advantage Fund	-	-	83	83
Intermediate Tax Exempt Bond Fund	53	65	92	210
Maryland Tax Exempt Bond Fund	26	42	68	136
Tax Exempt Limited Maturity Bond Fund	20	30	41	91

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class C and Class R Shares of the Equity, Fixed Income and Tax Exempt Bond Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class C and Class R Shares in consideration for payment of a fee of up to 0.25% on an annual basis, based on each Class’ average daily net assets.

The Trust maintains a Services Plan with respect to the Class R4 and Class R5 Shares of the Mid Cap Index Fund, S&P 500 Index Fund and Small Cap Index Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class R4 and Class R5 Shares in consideration for payment of a fee of up to 0.15% and 0.05%, respectively, on an annual basis, based on each Class’ average daily net assets.

Trustees’ Fees

For his or her service as a Trustee of the Trust and PNC Advantage Funds (“Advantage”), another registered investment company overseen by the Trustees and for which the Adviser serves as investment adviser, each Trustee, effective January 1, 2016, receives an annual fee of $79,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for each special Board meeting attended, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. Prior to January 1, 2016, each Trustee received an annual fee of $76,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for each special Board meeting attended, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board received an additional fee of $25,000 per year and the Chairman of the Audit Committee received an additional fee of $10,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the PNC Funds and PNC Advantage Funds based on their average daily net assets. Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon and the Adviser served as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.05% based on average daily net assets of the Trust’s Funds, excluding the average daily net assets of the Target Date Funds. For their services as Co-Administrators during the fiscal year ended May 31, 2016, approximately 0.0208% was allocated to BNY Mellon and 0.0292% was allocated to the Advisor in aggregate.

For the Target Date Funds, the Adviser receives fees at an annual rate of 0.01% based on the average daily net assets of the Target Date Funds.

BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Affiliated Investments

The Target Date Funds seek to achieve their investment objectives by investing in a portfolio of securities and other instruments, which may exclusively, primarily or otherwise include PNC Funds (the “Underlying Funds”). The Target Date Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments made by each Target Date Fund within each of its principal investment strategies may represent a significant portion of an Underlying Fund’s net assets. At May 31, 2016, no investments by a Target Date Fund represented a significant portion of the net assets of any of the Underlying Funds.

The common stock of PNC Group, an affiliate of the Adviser to the Trust, is included in the S&P 500® Index. Also included in the S&P 500® Index is BlackRock, Inc., a company in which PNC Group owns a minority interest. Like the other stocks in the S&P 500® Index, S&P 500 Index Fund may invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index. iShares securities may be deemed to be affiliated investments through the Adviser’s affiliation with BlackRock, Inc.

For the purposes of these financial statements, dividends received from such investments are reported as “Dividends from affiliated investments” in the Statements of Operations. Gains and/or losses from the sale of affiliated investments are reported as “Net realized gain (loss) on affiliated investments sold” on the Statements of Operations.

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds, Advantage, a separate investment company affiliated with PNC Funds, or BlackRock Funds and other investment companies that could be deemed to be affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a Fund with respect to a Fund’s short-term reserves swept into Advantage. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in a PNC Advantage money market fund, and the waiver may be terminated at any time without prior notice.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,    2 0 1 6

For the purposes of these financial statements, dividends received from such investments are reported as “Dividends from affiliated investments” in the Statements of Operations.

The total value at May 31, 2015 and May 31, 2016, and the purchases, sales proceeds, distributions and realized gain (loss) on affiliated holdings for the fiscal year ended May 31, 2016 are shown in the following table.

	Value of Affiliated Investments at 05/31/15 (000)	Value of Affiliated Investments at 05/31/16 (000)	Purchases (000)	Sales Proceeds (000)		Income Distributions from Affiliated Investments (000)		Capital Gain Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Retirement Income Fund
iShares Select Dividend ETF	$53	$56	$63	$65		$2		$–		$1
iShares MSCI EAFE Small-Cap ETF	6	8	8	6		–	*	–		–	*
PNC Government Money Market Fund	–	515	515	–	*	–	*	–		–
PNC Advantage Institutional Money Market Fund	276	–	3,965	4,241		–	*	–		–
PNC International Equity Fund	133	189	196	140		2		–		3
PNC Large Cap Growth Fund	156	221	225	162		1		–		2
PNC Large Cap Value Fund	159	224	224	164		3		–		2
PNC Multi-Factor Small Cap Core Fund	–	60	93	34		–	*	–	*	(1)
PNC S&P 500 Fund	80	113	116	87		1		1		(1)
PNC Small Cap Fund	84	59	62	90		–	*	–	*	8
PNC Bond Fund	581	819	821	586		12		5		(5)
PNC High Yield Bond Fund	66	95	96	67		4		–	*	(3)
PNC Limited Maturity Bond Fund	585	808	816	592		4		–		–	*
	$2,179	$3,167	$7,200	$6,234		$29		$6		$6
Target 2020 Fund
iShares Select Dividend ETF	$76	$146	$116	$58		$4		$–		$(2)
iShares MSCI EAFE Small-Cap ETF	11	25	21	8		–	*	–		–	*
PNC Government Money Market Fund	–	648	648	–	*	–	*	–		–
PNC Advantage Institutional Money Market Fund	203	–	7,347	7,550		–	*	–		–
PNC International Equity Fund	290	625	543	191		8		–		(20)
PNC Large Cap Growth Fund	284	648	551	187		1		–		(9)
PNC Large Cap Value Fund	289	658	538	175		6		–		(9)
PNC Multi-Factor Small Cap Core Fund	–	168	212	45		–	*	–	*	(4)
PNC S&P 500 Fund	146	333	276	98		4		3		(6)
PNC Small Cap Fund	147	167	147	128		–	*	1		2
PNC Bond Fund	811	1,852	1,493	455		28		14		(14)
PNC High Yield Bond Fund	108	257	211	60		10		1		(9)
PNC Limited Maturity Bond Fund	408	1,084	908	233		6		–		–	*
	$2,773	$6,611	$13,011	$9,188		$67		$19		$(71)
Target 2030 Fund
iShares Select Dividend ETF	$122	$224	$133	$48		$6		$–		$(3)
iShares MSCI EAFE Small-Cap ETF	42	68	47	23		1		–		(1)
PNC Government Money Market Fund	–	457	458	1		–	*	–		–
PNC Advantage Institutional Money Market Fund	200	–	5,877	6,077		–	*	–		–
PNC International Equity Fund	496	1,077	700	86		14		–		(9)
PNC Large Cap Growth Fund	485	1,047	658	93		5		–		(3)
PNC Large Cap Value Fund	493	1,064	652	89		10		–		(3)
PNC Multi-Factor Small Cap Core Fund	–	271	293	23		–	*	–	*	(1)
PNC S&P 500 Fund	248	538	347	69		6		5		(2)
PNC Small Cap Fund	249	269	191	171		–	*	2		10
PNC Bond Fund	713	1,640	1,101	174		24		13		(6)
PNC High Yield Bond Fund	115	258	172	24		10		1		(3)
PNC Limited Maturity Bond Fund	60	220	176	17		1		–		–	*
	$3,223	$7,133	$10,805	$6,895		$77		$21		$(21)

	Value of Affiliated Investments at 05/31/15 (000)	Value of Affiliated Investments at 05/31/16 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Capital Gain Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Target 2040 Fund
iShares Select Dividend ETF	$82	$106	$43	$26	$3		$–		$(2)
iShares MSCI EAFE Small-Cap ETF	32	42	19	9	1		–		–*
PNC Government Money Market Fund	–	173	175	2	–	*	–		–
PNC Advantage Institutional Money Market Fund	93	–	1,785	1,878	–	*	–		–
PNC International Equity Fund	359	483	246	92	8		–		(1)
PNC Large Cap Growth Fund	356	478	219	87	3		–		(1)
PNC Large Cap Value Fund	361	485	221	93	5		–		(1)
PNC Multi-Factor Small Cap Core Fund	–	125	135	8	–	*	–	*	(1)
PNC S&P 500 Fund	182	246	109	45	4		3		(1)
PNC Small Cap Fund	183	124	59	116	–	*	1		19
PNC Bond Fund	224	322	182	82	5		3		(3)
PNC High Yield Bond Fund	36	54	32	12	2		–	*	(1)
	$1,908	$2,638	$3,225	$2,450	$31		$7		$8
Target 2050 Fund
iShares Select Dividend ETF	$64	$42	$21	$46	$1		$–		$6
iShares MSCI EAFE Small-Cap ETF	25	15	10	20	–	*	–		4
PNC Government Money Market Fund	–	43	67	24	–		–		–
PNC Advantage Institutional Money Market Fund	61	–	708	769	–	*	–		–
PNC International Equity Fund	279	188	105	187	2		–		39
PNC Large Cap Growth Fund	273	188	103	184	1		–		8
PNC Large Cap Value Fund	278	188	100	189	2		–		5
PNC Multi-Factor Small Cap Core Fund	–	49	51	2	–	*	–	*	–*
PNC S&P 500 Fund	140	94	45	91	1		1		1
PNC Small Cap Fund	143	50	28	123	–	*	–	*	39
PNC Bond Fund	93	69	42	66	1		1		(3)
PNC High Yield Bond Fund	17	11	6	12	–	*	–	*	(1)
	$1,373	$937	$1,286	$1,713	$8		$2		$98

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,    2 0 1 6

	Value of Affiliated Investments at 05/31/15 (000)	Value of Affiliated Investments at 05/31/16 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Balanced Allocation Fund
iShares MSCI EAFE Growth ETF	$–	$–	$602	$586	$–		$(16)
iShares MSCI EAFE Value ETF	4,798	4,592	1,140	493	157		(361)
iShares MSCI Emerging Markets ETF	2,015	1,408	–	250	36		(31)
iShares STOXX Europe 600 Banks UCITS ETF (DE)	63	–	4	46	1		(18)
iShares TIPS Bond ETF	–	616	595	–	–		–
PNC Government Money Market Fund	–	1,379	1,751	372	–	*	–
PNC Advantage Institutional Money Market Fund	4,949	–	14,587	19,536	2		–
	$11,825	$7,995	$18,679	$21,283	$196		$(426)
International Equity Fund
iShares STOXX Europe 600 Banks UCITS ETF (DE)	$3,694	$–	$967	$3,193	$71		$(1,429)
PNC Government Money Market Fund	–	95,914	108,633	12,719	2		–
PNC Advantage Institutional Money Market Fund	79,452	–	266,066	345,518	42		–
	$83,146	$95,914	$375,666	$361,430	$115		$(1,429)
International Growth Fund
iShares MSCI Germany ETF	$–	$24	$22	$1	$–		$– *
iShares MSCI United Kingdom ETF	–	–	49	52	–		4
PNC Government Money Market Fund	–	209	239	30	–	*	–
PNC Advantage Institutional Money Market Fund	–	–	3,181	3,181	–	*	–
	$–	$233	$3,491	$3,264	$–	*	$4
Large Cap Core Fund
PNC Government Money Market Fund	$–	$627	$999	$372	$–	*	$–
PNC Advantage Institutional Money Market Fund	1,212	–	9,421	10,633	–	*	–
	$1,212	$627	$10,420	$11,005	$–	*	$–
Large Cap Growth Fund
iShares Russell 1000 Growth ETF	$–	$504	$503	$–	$–		$–
PNC Government Money Market Fund	–	3,319	3,597	278	–	*	–
PNC Advantage Institutional Money Market Fund	1,130	–	25,083	26,213	1		–
	$1,130	$3,823	$29,183	$26,491	$1		$–
Large Cap Value Fund
iShares Russell 1000 Value ETF	$1,579	$1,280	$2,263	$2,538	$33		$(6)
PNC Government Money Market Fund	–	914	1,397	483	–	*	–
PNC Advantage Institutional Money Market Fund	354	–	36,267	36,621	1		–
	$1,933	$2,194	$39,927	$39,642	$34		$(6)
Mid Cap Fund
PNC Government Money Market Fund	$–	$929	$956	$27	$–	*	$–
PNC Advantage Institutional Money Market Fund	663	–	1,851	2,514	–	*	–
	$663	$929	$2,807	$2,541	$–	*	$–
Mid Cap Index Fund
PNC Government Money Market Fund	$–	$91	$217	$126	$–	*	$–
PNC Advantage Institutional Money Market Fund	22	–	2,882	2,904	–	*	–
	$22	$91	$3,099	$3,030	$–	*	$–
Multi-Factor Small Cap Core Fund
iShares Russell 2000 ETF	$–	$–	$3,953	$3,884	$–		$(69)
PNC Government Money Market Fund	–	7,545	13,731	6,186	–	*	–
PNC Advantage Institutional Money Market Fund	4,540	–	82,300	86,840	3		–
	$4,540	$7,545	$99,984	$96,910	$3		$(69)

	Value of Affiliated Investments at 05/31/15 (000)	Value of Affiliated Investments at 05/31/16 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Multi-Factor Small Cap Growth Fund
iShares Russell 2000 ETF	$–	$–	$1,683	$1,681	$–		$(1)
PNC Government Money Market Fund	–	4,569	4,788	219	–	*	–
PNC Advantage Institutional Money Market Fund	1,777	–	48,950	50,727	2		–
	$1,777	$4,569	$55,421	$52,627	$2		$(1)
Multi-Factor Small Cap Value Fund
iShares Russell 2000 ETF	$–	$–	$747	$708	$3		$(39)
PNC Government Money Market Fund	–	2,911	2,997	86	–	*	–
PNC Advantage Institutional Money Market Fund	2,063	–	6,736	8,799	–	*	–
	$2,063	$2,911	$10,480	$9,593	$3		$(39)
S&P 500 Index Fund
BlackRock	$490	$488	$–	$–	$12		$–
PNC Government Money Market Fund	–	2,539	4,115	1,576	–	*	–
PNC Advantage Institutional Money Market Fund	4,243	–	18,269	22,512	1		–
PNC Financial Services Group	550	516	–	–	12		–
	$5,283	$3,543	$22,384	$24,088	$25		$–
Small Cap Fund
PNC Government Money Market Fund	$–	$101,738	$122,483	$20,745	$2		$–
PNC Advantage Institutional Money Market Fund	61,408	–	516,298	577,706	24		–
	$61,408	$101,738	$638,781	$598,451	$26		$–
Small Cap Index Fund
iShares Russell 2000 ETF	$89	$198	$190	$89	$–	*	$– *
PNC Government Money Market Fund	–	69	230	161	–	*	–
PNC Advantage Institutional Money Market Fund	273	–	6,242	6,515	–	*	–
	$362	$267	$6,662	$6,765	$–	*	$– *
Bond Fund
PNC Government Money Market Fund	$–	$1,665	$2,474	$809	$–	*	$–
PNC Advantage Institutional Money Market Fund	1,919	–	30,478	32,397	2		–
	$1,919	$1,665	$32,952	$33,206	$2		$–
Government Mortgage Fund
PNC Government Money Market Fund	$–	$769	$1,849	$1,080	$–	*	$–
PNC Advantage Institutional Money Market Fund	1,992	–	12,629	14,621	1		–
	$1,992	$769	$14,478	$15,701	$1		$–
High Yield Bond Fund
PNC Government Money Market Fund	$–	$207	$1,507	$1,300	$–	*	$–
PNC Advantage Institutional Money Market Fund	1,681	–	10,603	12,284	1		–
	$1,681	$207	$12,110	$13,584	$1		$–
Intermediate Bond Fund
PNC Government Money Market Fund	$–	$7,683	$8,059	$376	$–	*	$–
PNC Advantage Institutional Money Market Fund	7,021	–	57,326	64,347	4		–
	$7,021	$7,683	$65,385	$64,723	$4		$–
Limited Maturity Bond Fund
PNC Government Money Market Fund	$–	$2,872	$9,498	$6,626	$–	*	$–
PNC Advantage Institutional Money Market Fund	3,599	–	129,795	133,394	6		–
	$3,599	$2,872	$139,293	$140,020	$6		$–

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,    2 0 1 6

	Value of Affiliated Investments at 05/31/15 (000)	Value of Affiliated Investments at 05/31/16 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Total Return Advantage Fund
PNC Government Money Market Fund	$–	$4,716	$6,395	$1,679	$–	*	$–
PNC Advantage Institutional Money Market Fund	3,752	–	37,424	41,176	3		–
	$3,752	$4,716	$43,819	$42,855	$3		$–
Ultra Short Bond Fund
PNC Government Money Market Fund	$–	$2,897	$12,486	$9,589	$–	*	$–
PNC Advantage Institutional Money Market Fund	5,652	–	248,414	254,066	8		–
	$5,652	$2,897	$260,900	$263,655	$8		$–

*Amount represents less than $500.

4. Custodian, Distribution/12b-1 Fees and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for Advantage. The Custodian fees for the Trust (excluding the Target Date Funds) and Advantage are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage and 0.001% of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage in excess of $10 billion. The Custodian fees are allocated to the Trust (excluding the Target Date Funds) and Advantage based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

For the Target Date Funds, The Bank of New York Mellon receives a base fee in addition to other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Distribution/12b-1 Fees

For its services to the Trust, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser.

Pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1”), the Trust has adopted a distribution plan for Class A Shares (the “A Shares Plan”), a distribution plan for Class C Shares (the “C Shares Plan”), and a distribution plan for Class T Shares (the “T Shares Plan”), which permit the Funds to bear certain expenses in connection with the distribution of Class A Shares, Class C Shares, and Class T Shares, respectively. Payments to the Underwriter under the plans may be used to pay for any eligible distribution or marketing expense or shareholder services, including to reimburse the Adviser for certain up-front payments and/or finder’s fees paid by the Adviser to financial intermediaries in connection with the sale of shares of the Funds.

Pursuant to the A Shares Plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than the Distribution (12b-1) fees stated in the table below for Class A Shares of each Fund. This commitment, which may be terminated by the Board at any time, continues through February 28, 2017, at which time the Board will consider whether to renew, revise or discontinue it.

Pursuant to the C Shares Plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class C Shares. During low yield environments, a portion of these fees may be voluntarily waived in order to maintain a minimum yield for the Fund class.

The T Shares Plan provides that the Funds may compensate the Underwriter from Class T Share assets for distribution of Class T Shares in an amount not to exceed 0.50% per annum of the average daily net assets of the Funds’ Class T Shares. Under the T Shares Plan, the Funds may incur expenses primarily intended to result in the sale of their shares or associated with the provision of services to shareholders of Class T Shares.

For the fiscal year ended May 31, 2016, the 12b-1 fee accrual rates were as shown in the following table:

	Class A		Annual Rate Class C		Class T

Retirement Income Fund	N/A		N/A		0.500%
Target 2020 Fund	N/A		N/A		0.500%
Target 2030 Fund	N/A		N/A		0.500%
Target 2040 Fund	N/A		N/A		0.500%
Target 2050 Fund	N/A		N/A		0.500%
Balanced Allocation Fund	0.040%		0.750%		0.500%
International Equity Fund	0.050%		0.750%		N/A
International Growth Fund	0.010%		N/A		N/A
Large Cap Core Fund	0.030%		0.750%		N/A
Large Cap Growth Fund	0.050%		0.750%		N/A
Large Cap Value Fund	0.050%		0.750%		N/A
Mid Cap Fund	0.010	%*	0.750%		N/A
Multi-Factor Small Cap Core Fund	0.050	%**	N/A		N/A
Multi-Factor Small Cap Growth Fund	0.050	%**	0.750%		N/A
Multi-Factor Small Cap Value Fund	0.050	%**	0.750%		N/A
S&P 500 Index Fund	0.000%		0.750%		N/A
Small Cap Fund	0.050%		0.750%		N/A
Bond Fund	0.030%		0.750%		N/A
Government Mortgage Fund	0.030%		0.750%		N/A
High Yield Bond Fund	0.010%		N/A		N/A
Intermediate Bond Fund	0.030%		0.750%		N/A
Limited Maturity Bond Fund	0.030%		0.750	%***	N/A
Total Return Advantage Fund	0.030%		0.750%		N/A
Ultra Short Bond Fund	0.030	%***	N/A		N/A
Intermediate Tax Exempt Bond Fund	0.030%		0.750%		N/A
Maryland Tax Exempt Bond Fund	0.030%		0.750%		N/A
Ohio Intermediate Tax Exempt Bond Fund	0.030%		0.750%		N/A
Tax Exempt Limited Maturity Bond Fund	0.030%		N/A		N/A
*	The Board approved a reduction in 12b-1 fees to 0.010% for the Class A Shares of the Mid Cap Fund effective September 28, 2015. Prior to the reduction, the fee rate was 0.030%.
**

The Board approved an increase in 12b-1 fees to 0.050% for the Class A Shares of the Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund and Multi-Factor Small Cap Value Fund effective September 28, 2015. Prior to the increase, the fee rate was 0.030% for each.

***

The Underwriter voluntarily agreed to waive 12b-1 fees, as applicable, and the Adviser agreed to reimburse shareholder services fees, as applicable during the period, to the extent necessary to maintain a minimum net distribution yield of at least 0.01% for the Class C Shares of the Limited Maturity Bond Fund and the Class A Shares of the Ultra Short Bond Fund.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,    2 0 1 6

5. Investments

During the fiscal year ended May 31, 2016, the cost of purchases and proceeds from sales of investments, maturities and paydowns, other than short-term investments, were:

	Cost of Purchases and Proceeds from Sales, Maturities and Paydowns of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales, Maturities and Paydowns of Long-Term U.S. Government Obligations
	Purchases	Sales	Purchases	Sales
	(000)	(000)	(000)	(000)
Retirement Income Fund	$ 3,305	$ 2,494	$ –	$ –
Target 2020 Fund	6,466	2,181	–	–
Target 2030 Fund	5,772	1,131	–	–
Target 2040 Fund	1,588	705	–	–
Target 2050 Fund	656	1,180	–	–
Balanced Allocation Fund	27,840	29,753	10,132	6,310
International Equity Fund	320,620	121,934	–	–
International Growth Fund	3,083	240	–	–
Large Cap Core Fund	17,337	14,902	–	–
Large Cap Growth Fund	76,255	75,114	–	–
Large Cap Value Fund	85,486	84,872	–	–
Mid Cap Fund	1,238	2,466	–	–
Mid Cap Index Fund	4,222	3,860	–	–
Multi-Factor Small Cap Core Fund	177,801	107,015	–	–
Multi-Factor Small Cap Growth Fund	95,960	43,303	–	–
Multi-Factor Small Cap Value Fund	28,058	30,499	–	–
S&P 500 Index Fund	11,898	43,794	–	–
Small Cap Fund	610,435	119,349	–	–
Small Cap Index Fund	6,246	2,080	–	–
Bond Fund	26,685	69,544	76,999	75,337
Government Mortgage Fund	4,584	12,505	2,539	1,619
High Yield Bond Fund	6,483	9,761	110	112
Intermediate Bond Fund	102,976	96,576	161,714	188,064
Limited Maturity Bond Fund	104,438	113,680	117,041	140,679
Total Return Advantage Fund	42,087	52,427	61,769	34,687
Ultra Short Bond Fund	155,464	159,233	171,616	196,945
Intermediate Tax Exempt Bond	17,371	17,086	–	–
Maryland Tax Exempt Bond	8,575	11,416	–	–
Ohio Intermediate Tax Exempt Bond	9,136	14,111	–	–
Tax Exempt Limited Maturity Bond	37,630	37,698	–	–

6. Federal Income Taxes

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the fiscal year ended May 31, 2016 and for each Fund’s open tax years (years ended May 31, 2013 through May 31, 2015), with the exception of the Mid Cap Index Fund and the Small Cap Index Fund which commenced operations on December 30, 2013 and the International Growth Fund which commenced operations on February 29, 2016, and has concluded that no provision for income tax is required in each Fund’s financial statements.

The tax character of dividends and distributions paid during the fiscal years ended May 31, 2016 and May 31, 2015 are shown in the following table.

	Tax-Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Total (000)
Retirement Income Fund
2016	$–	$35	$57	$92
2015	–	194	–	194
Target 2020 Fund
2016	–	90	72	162
2015	–	18	6	24
Target 2030 Fund
2016	–	102	136	238
2015	–	27	–	27
Target 2040 Fund
2016	–	68	143	211
2015	–	18	–	18
Target 2050 Fund
2016	–	29	242	271
2015	–	19	–	19
Balanced Allocation Fund
2016	–	984	2,797	3,781
2015	–	963	–	963
International Equity Fund
2016	–	14,074	–	14,074
2015	–	8,311	–	8,311
Large Cap Core Fund
2016	–	295	–	295
2015	–	208	–	208
Large Cap Growth Fund
2016	–	555	–	555
2015	–	245	–	245
Large Cap Value Fund
2016	–	1,728	–	1,728
2015	–	1,085	–	1,085

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,    2 0 1 6

	Tax-Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Total (000)
Mid Cap Index Fund
2016	$–	$64	$59	$123
2015	–	110	1	111

Multi-Factor Small Cap Core Fund
2016	–	183	122	305
2015	–	111	–	111

Multi-Factor Small Cap Growth Fund
2016	–	–	1,643	1,643
2015	–	–	1,241	1,241

Multi-Factor Small Cap Value Fund
2016	–	496	–	496
2015	–	207	–	207

S&P 500 Index Fund
2016	–	3,501	2,270	5,771
2015	–	3,440	1,531	4,971

Small Cap Fund
2016	–	992	8,625	9,617
2015	–	318	10,583	10,901

Small Cap Index Fund
2016	–	96	109	205
2015	–	160	–	160

Bond Fund
2016	–	2,688	517	3,205
2015	–	3,378	161	3,539

Government Mortgage Fund
2016	–	1,341	–	1,341
2015	–	1,650	–	1,650

High Yield Bond Fund
2016	–	927	102	1,029
2015	–	1,692	–	1,692

Intermediate Bond Fund
2016	–	4,995	665	5,660
2015	–	4,695	716	5,411

Limited Maturity Bond Fund
2016	–	2,202	–	2,202
2015	–	1,779	–	1,779

Total Return Advantage Fund
2016	–	4,732	–	4,732
2015	–	5,068	–	5,068

Ultra Short Bond Fund
2016	–	1,783	–	1,783
2015	–	1,512	–	1,512

	Tax-Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Total (000)
Intermediate Tax Exempt Bond Fund
2016	$2,032	$–	$ 248	$ 2,280
2015	2,106	–	2,373	4,479

Maryland Tax Exempt Bond Fund
2016	1,217	–	119	1,336
2015	1,393	–	344	1,737

Ohio Intermediate Tax Exempt Bond Fund
2016	1,027	–	536	1,563
2015	1,468	–	748	2,216

Tax Exempt Limited Maturity Bond Fund
2016	1,975	–	–	1,975
2015	2,094	–	–	2,094

As of May 31, 2016, the components of total net assets on a tax basis were as follows:

	Paid- in Capital (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gains (000)	Capital Loss Carryforward (000)	Late-Year Losses Deferred (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)	Total Net Assets (000)
Retirement Income Fund	$3,569	$5	$5	$–	$–	$114	$– *	$3,693
Target 2020 Fund	8,122	36	–	–	(49)	201	– *	8,310
Target 2030 Fund	8,732	23	–	–	(22)	271	– *	9,004
Target 2040 Fund	3,154	1	10	–	–	133	– *	3,298
Target 2050 Fund	1,084	2	13	–	–	67	– *	1,166
Balanced Allocation Fund	55,759	121	–	–	(84)	3,353	(10)	59,139
International Equity Fund	805,676	7,953	–	(34,302)	(12,192)	39,243	(77)	806,301
International Growth Fund	3,020	24	–	–	–	251	– *	3,295
Large Cap Core Fund	52,260	60	–	(26,538)	–	2,472	(4)	28,250
Large Cap Growth Fund	109,898	324	–	(18,121)	(2,880)	7,908	(12)	97,117
Large Cap Value Fund	179,373	318	–	(72,826)	(2,226)	8,837	(20)	113,456
Mid Cap Fund	71,079	–	–	(63,054)	(18)	1,195	(6)	9,196
Mid Cap Index Fund	5,026	21	–	–	(6)	275	– *	5,316
Multi-Factor Small Cap Core Fund	175,259	454	–	(1,154)	(4,379)	13,716	(10)	183,886
Multi-Factor Small Cap Growth Fund	85,692	–	–	(449)	(335)	8,944	(6)	93,846
Multi-Factor Small Cap Value Fund	74,830	719	–	(48,484)	(1,310)	592	(4)	26,343
S&P 500 Index Fund	83,076	513	2,479	–	(497)	85,409	(23)	170,957
Small Cap Fund	1,003,488	–	–	(2,904)	(12,938)	152,116	(66)	1,139,696
Small Cap Index Fund	9,745	34	–	–	(185)	(200)	(1)	9,393

    * Amount represents less than $500.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,    2 0 1 6

	Paid- in Capital (000)	Un- distributed Ordinary Income (000)	Un- distributed Tax-Exempt Income (000)	Un- distributed Long-Term Capital Gains (000)	Capital Loss Carry- forward (000)	Late-Year Losses Deferred (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)	Total Net Assets (000)
Bond Fund	$84,750	$(4)	$–	$–	$–	$(548)	$2,152	$(25)	$86,325
Government Mortgage Fund	51,785	(4)	–	–	(360)	(147)	1,346	(12)	52,608
High Yield Bond Fund	15,826	2	–	–	(346)	(1,886)	(86)	(31)	13,479
Intermediate Bond Fund	293,768	3	–	–	–	(1,636)	3,018	(52)	295,101
Limited Maturity Bond Fund	292,956	(25)	–	40	–	–	525	(46)	293,450
Total Return Advantage Fund	184,153	55	–	–	(2,872)	(2,429)	2,564	(33)	181,438
Ultra Short Bond Fund	381,709	25	–	–	(5,590)	(109)	211	(61)	376,185
Intermediate Tax Exempt Bond Fund	77,376	–	162	283	–	–	4,720	(15)	82,526
Maryland Tax Exempt Bond Fund	44,093	–	4	431	–	–	2,081	(8)	46,601
Ohio Intermediate Tax Exempt Bond Fund	41,312	–	(58)	735	–	–	2,538	(10)	44,517
Tax Exempt Limited Maturity Bond Fund	129,730	–	(1)	–	(88)	–	2,394	(19)	132,016

    * Amount represents less than $500.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation, investments in partnerships, investments in royalty trusts, investments in Passive Foreign Investment Companies (“PFICs”), wash sales, market discount, paydowns, foreign currency transactions, futures, foreign currency translation and the expiration of capital loss carryforwards.

The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate components of net assets in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the the fiscal year ended May 31, 2016:

	Undistributed (Distributions in Excess of) Net Investment Income (000)		Accumulated Net Realized Gains (Losses) (000)	Paid-in Capital (000)
Retirement Income Fund	$1		$(1)	$–
Target 2020 Fund	2		(2)	–
Target 2030 Fund	(11)		11	–
Target 2040 Fund	(9)		9	–
Target 2050 Fund	(2)		2	–
Balanced Allocation Fund	78		(78)	–
International Equity Fund	1,762		(1,762)	–
International Growth Fund	–	*	– *	–
Large Cap Growth Fund	–	*	– *	– *
Mid Cap Fund	81		–	(81)
Mid Cap Index Fund	–	*	– *	–
Multi-Factor Small Cap Core Fund	32		(32)	–
Multi-Factor Small Cap Growth Fund	132		(59)	(73)
Multi-Factor Small Cap Value Fund	97		(97)	–
S&P 500 Index Fund	(68)		(190)	258
Small Cap Fund	1,234		– *	(1,234)
Small Cap Index Fund	–	*	– *	–

	Undistributed (Distributions in Excess of) Net Investment Income (000)		Accumulated Net Realized Gains (Losses) (000)	Paid-in Capital (000)
Bond Fund	175		(351)	176
Government Mortgage Fund	333		(333)	–
High Yield Bond Fund	2		(134)	132
Intermediate Bond Fund	20		(175)	155
Limited Maturity Bond Fund	225		(225)	–*
Total Return Advantage Fund	370		(370)	–
Ultra Short Bond Fund	301		(301)	–
Maryland Tax Exempt Bond Fund	–	*	– *	–
Ohio Intermediate Tax Exempt Bond Fund	(2)		(133)	135
*Amount represents less than $500.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2016, capital loss carryforwards that were utilized to offset capital gains were as follows:

Fund	(000)
Large Cap Core Fund	$1,692
Large Cap Growth Fund	9,355
Large Cap Value Fund	7,391
Mid Cap Fund	256
Multi-Factor Small Cap Growth Fund	449
Multi-Factor Small Cap Value Fund	1,184
Limited Maturity Bond Fund	224
Maryland Tax Exempt Bond Fund	64
Tax Exempt Limited Maturity Bond Fund	193

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,    2 0 1 6

 At May 31, 2016, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2017	2018	2019	Indefinite	Total

International Equity Fund(1)	$9,532	$5,673	$–	$19,097	$34,302
Large Cap Core Fund	–	26,538	–	–	26,538
Large Cap Growth Fund	–	18,121	–	–	18,121
Large Cap Value Fund	28,676	44,150	–	–	72,826
Mid Cap Fund	40,981	20,694	–	1,379	63,054
Multi-Factor Small Cap Core Fund	–	–	–	1,154	1,154
Multi-Factor Small Cap Growth Fund(2)	449	–	–	–	449
Multi-Factor Small Cap Value Fund	24,156	24,328	–	–	48,484
Small Cap Fund(1)	2,471	–	–	433	2,904
Government Mortgage Fund	–	61	–	299	360
High Yield Bond Fund	–	–	–	346	346
Total Return Advantage Fund	–	2,173	–	699	2,872
Ultra Short Bond Fund	–	–	1,002	4,588	5,590
Tax Exempt Limited Maturity Bond Fund	–	–	–	87	87

(1)	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with its respective PNC Fund on February 1, 2010.

(2)	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with the Allegiant Multi-Factor Mid Cap Growth Fund on July 24, 2009.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

7. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds.

	Class I		Class T(1)
	Year Ended 05/31/16	Year Ended 05/31/15	Year Ended 05/31/16		Period Ended 05/31/15
Retirement Income Fund
Shares issued	362	560	–		–
Shares reinvested	9	19	–		–
Shares redeemed	(252)	(433)	–		–

Net increase	119	146	–		–

Target 2020 Fund
Shares issued	617	355	–	*	–
Shares reinvested	15	2	–		–
Shares redeemed	(188)	(152)	–		–

Net increase	444	205	–	*	–

	Class I		Class T(1)
	Year Ended 05/31/16	Year Ended 05/31/15	Year Ended 05/31/16		Period Ended 05/31/15
Target 2030 Fund
Shares issued	473	267	–		–
Shares reinvested	21	2	–		–
Shares redeemed	(56)	(74)	–		–

Net increase	438	195	–		–

Target 2040 Fund
Shares issued	138	171	–	*	–
Shares reinvested	18	1	–	*	–
Shares redeemed	(59)	(90)	–		–

Net increase	97	82	–	*	–

Target 2050 Fund
Shares issued	65	40	–		–*
Shares reinvested	32	2	–		–
Shares redeemed	(92)	(19)	–	*	–

Net increase	5	23	–*		–*

(1) Class T commenced operations on April 28, 2015.

* Amount represents less than $500.

	Class I		Class A		Class C		Class R4		Class R5		Class T(1)
	Year Ended 05/31/16	Year Ended 05/31/15	Year Ended 05/31/16	Year Ended 05/31/15	Year Ended 05/31/16	Year Ended 05/31/15	Year Ended 05/31/16	Year Ended 5/31/15	Year Ended 05/31/16	Year Ended 5/31/15	Year Ended 05/31/16		Period Ended 5/31/15

Balanced Allocation Fund
Shares issued	171	217	32	53	1	1	N/A	N/A	N/A	N/A	–	*	–
Shares reinvested	246	60	43	9	2	–	N/A	N/A	N/A	N/A	–		–
Shares redeemed	(544)	(608)	(75)	(127)	(5)	(11)	N/A	N/A	N/A	N/A	–		–

Net increase (decrease)	(127)	(331)	–	(65)	(2)	(10)	N/A	N/A	N/A	N/A	–	*	–

International Equity Fund
Shares issued	13,352	5,894	1,292	393	81	63	N/A	N/A	N/A	N/A	N/A		N/A
Share reinvested	431	248	19	8	2	–	N/A	N/A	N/A	N/A	N/A		N/A
Shares redeemed	(2,993)	(4,438)	(420)	(159)	(37)	(18)	N/A	N/A	N/A	N/A	N/A		N/A

Net increase	10,790	1,704	891	242	46	45	N/A	N/A	N/A	N/A	N/A		N/A

International Growth Fund
Shares issued	300	N/A	2	N/A	–	N/A	N/A	N/A	N/A	N/A	N/A		N/A

Net increase	300	N/A	2	N/A	–	N/A	N/A	N/A	N/A	N/A	N/A		N/A

Large Cap Core Fund
Shares issued	229	252	188	9	11	9	N/A	N/A	N/A	N/A	N/A		N/A
Shares reinvested	10	9	2	1	– *	–	N/A	N/A	N/A	N/A	N/A		N/A
Shares redeemed	(168)	(365)	(138)	(31)	(11)	(4)	N/A	N/A	N/A	N/A	N/A		N/A

Net increase (decrease)	71	(104)	52	(21)	– *	5	N/A	N/A	N/A	N/A	N/A		N/A

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,    2 0 1 6

	Class I		Class A		Class C		Class R4		Class R5		Class T(1)
	Year Ended 05/31/16	Year Ended 05/31/15	Year Ended 05/31/16	Year Ended 05/31/15	Year Ended 05/31/16	Year Ended 05/31/15	Year Ended 05/31/16	Year Ended 5/31/15	Year Ended 05/31/16	Year Ended 5/31/15	Year Ended 05/31/16	Period Ended 5/31/15
Large Cap Growth Fund
Shares issued	234	1,014	546	79	12	39	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	9	4	3	1	–	–	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(606)	(370)	(112)	(75)	(24)	(1)	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease)	(363)	648	437	5	(12)	38	N/A	N/A	N/A	N/A	N/A	N/A

Large Cap Value Fund
Shares issued	401	715	959	10	1	3	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	32	23	15	8	–*	–	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(930)	(1,582)	(426)	(117)	(2)	(2)	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease)	(497)	(844)	548	(99)	(1)	1	N/A	N/A	N/A	N/A	N/A	N/A

Mid Cap Fund
Shares issued	16	18	8	12	–*	–	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(24)	(29)	(73)	(96)	(10)	(10)	N/A	N/A	N/A	N/A	N/A	N/A

Net decrease	(8)	(11)	(65)	(84)	(10)	(10)	N/A	N/A	N/A	N/A	N/A	N/A

Mid Cap Index Fund
Shares issued	41	294	N/A	N/A	N/A	N/A	218	13	N/A	N/A	N/A	N/A
Shares reinvested	9	11	N/A	N/A	N/A	N/A	4	–	N/A	N/A	N/A	N/A
Shares redeemed	(182)	(178)	N/A	N/A	N/A	N/A	(33)	–	N/A	N/A	N/A	N/A

Net increase (decrease)	(132)	127	N/A	N/A	N/A	N/A	189	13	N/A	N/A	N/A	N/A

Multi-Factor Small Cap Core Fund
Shares issued	3,666	1,484	2,296	2,722	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	6	3	2	1	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(1,034)	(443)	(1,446)	(373)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase	2,638	1,044	852	2,350	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Multi-Factor Small Cap Growth Fund
Shares issued	1,979	270	947	128	367	52	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	27	19	30	39	5	1	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(323)	(114)	(208)	(121)	(34)	(1)	N/A	N/A	N/A	N/A	N/A	N/A

Net increase	1,683	175	769	46	338	52	N/A	N/A	N/A	N/A	N/A	N/A

Multi-Factor Small Cap Value Fund
Shares issued	167	385	42	77	43	39	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	8	3	12	5	1	–	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(246)	(146)	(114)	(179)	(34)	(49)	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease)	(71)	242	(60)	(97)	10	(10)	N/A	N/A	N/A	N/A	N/A	N/A

S&P 500 Index Fund
Shares issued	888	2,220	218	249	94	198	110	253	23	12	N/A	N/A
Shares reinvested	244	252	36	31	13	9	10	3	1	–	N/A	N/A
Shares redeemed	(2,956)	(1,119)	(270)	(279)	(181)	(427)	(50)	(23)	(1)	–*	N/A	N/A

Net increase (decrease)	(1,824)	1,353	(16)	1	(74)	(220)	70	233	23	12	N/A	N/A

	Class I		Class A		Class C		Class R4		Class R5		Class T(1)
	Year Ended 05/31/16	Year Ended 05/31/15	Year Ended 05/31/16	Year Ended 05/31/15	Year Ended 05/31/16	Year Ended 05/31/15	Year Ended 05/31/16	Year Ended 5/31/15	Year Ended 05/31/16	Year Ended 5/31/15	Year Ended 05/31/16	Period Ended 5/31/15
Small Cap Fund
Shares issued	32,946	10,877	1,507	1,177	626	269	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	282	310	30	52	10	13	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(8,691)	(4,678)	(1,452)	(1,215)	(168)	(214)	N/A	N/A	N/A	N/A	N/A	N/A

Net increase	24,537	6,509	85	14	468	68	N/A	N/A	N/A	N/A	N/A	N/A

Small Cap Index Fund
Shares issued	742	6	N/A	N/A	N/A	N/A	138	26	N/A	N/A	N/A	N/A
Shares reinvested	19	16	N/A	N/A	N/A	N/A	2	–	N/A	N/A	N/A	N/A
Shares redeemed	(466)	–	N/A	N/A	N/A	N/A	(34)	(1)	N/A	N/A	N/A	N/A

Net increase	295	22	N/A	N/A	N/A	N/A	106	25	N/A	N/A	N/A	N/A

* Amount represents less than $500.

(1) Class T commenced operations on April 28, 2015.

	Class I		Class A		Class C
	Year Ended 05/31/16	Year Ended 05/31/15	Year Ended 05/31/16	Year Ended 05/31/15	Year Ended 05/31/16	Year Ended 05/31/15
Bond Fund
Shares issued	1,771	2,650	3	5	2	5
Shares reinvested	206	253	6	5	–*	–
Shares redeemed	(7,804)	(5,594)	(32)	(45)	(3)	(9)

Net decrease	(5,827)	(2,691)	(23)	(35)	(–)*	(4)

Government Mortgage Fund
Shares issued	493	2,281	16	21	2	1
Shares reinvested	44	58	8	10	1	1
Shares redeemed	(1,329)	(2,440)	(84)	(140)	(50)	(50)

Net decrease	(792)	(101)	(60)	(109)	(47)	(48)

High Yield Bond Fund
Shares issued	177	459	283	7	N/A	N/A
Shares reinvested	81	147	4	3	N/A	N/A
Shares redeemed	(1,126)	(1,719)	(42)	(7)	N/A	N/A

Net increase (decrease)	(868)	(1,113)	245	3	N/A	N/A

Intermediate Bond Fund
Shares issued	1,779	2,235	28	8	12	5
Shares reinvested	281	315	5	5	–*	–
Shares redeemed	(5,568)	(5,260)	(55)	(87)	(12)	32

Net increase (decrease)	(3,508)	(2,710)	(22)	(74)	–*	37

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,    2 0 1 6

	Class I		Class A		Class C
	Year Ended 05/31/16	Year Ended 05/31/15	Year Ended 05/31/16	Year Ended 05/31/15	Year Ended 05/31/16	Year Ended 05/31/15
Limited Maturity Bond Fund
Shares issued	8,769	8,450	220	405	3	2
Shares reinvested	146	114	2	2	–*	–
Shares redeemed	(12,289)	(10,136)	(180)	(167)	(15)	(64)

Net increase (decrease)	(3,374)	(1,572)	42	240	(12)	(62)

Total Return Advantage Fund
Shares issued	1,006	1,830	826	16	27	12
Shares reinvested	147	118	13	5	–*	–
Shares redeemed	(3,030)	(7,171)	(119)	(74)	(34)	(9)

Net increase (decrease)	(1,877)	(5,223)	720	(53)	(7)	3

Ultra Short Bond Fund
Shares issued	21,936	24,083	–*	1	N/A	N/A
Shares reinvested	91	54	–*	–*	N/A	N/A
Shares redeemed	(25,305)	(26,637)	(27)	(74)	N/A	N/A

Net decrease	(3,278)	(2,500)	(27)	(73)	N/A	N/A

Intermediate Tax Exempt Bond Fund
Shares issued	1,135	432	21	85	4	15
Shares reinvested	15	39	5	12	–*	1
Shares redeemed	(936)	(870)	(23)	(91)	(13)	(11)

Net increase (decrease)	214	(399)	3	6	(9)	5

Maryland Tax Exempt Bond Fund
Shares issued	183	22	–	1	–*	N/A
Shares reinvested	5	8	–*	–	–*	N/A
Shares redeemed	(605)	(406)	(9)	(23)	(3)	N/A

Net decrease	(417)	(376)	(9)	(22)	(3)	N/A

Ohio Intermediate Tax Exempt Bond Fund
Shares issued	181	170	6	1	–	–
Shares reinvested	8	12	10	13	1	1
Shares redeemed	(647)	(1,206)	(50)	(75)	–*	–

Net increase (decrease)	(458)	(1,024)	(34)	(61)	–*	1

Tax Exempt Limited Maturity Municipal Bond Fund
Shares issued	3,595	1,766	1	1	N/A	N/A
Shares reinvested	16	19	–*	1	N/A	N/A
Shares redeemed	(3,828)	(2,766)	(21)	(3)	N/A	N/A

Net decrease	(217)	(981)	(20)	(1)	N/A	N/A

8. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Some countries in which certain of the Target Date, Equity and Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

A significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

Each Target Date Fund, Balanced Allocation Fund and each Fixed Income Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Target Date, Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Maryland Tax Exempt Bond and Ohio Intermediate Tax Exempt Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. Intermediate Tax Exempt Bond follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Tax Exempt Bond Funds.

The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments.

A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Tax Exempt Bond Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

9. Securities Lending

To generate additional income, the Target Date Funds, Equity Funds and Fixed Income Funds (the “Lending Funds”) may lend their securities pursuant to a securities lending agency agreement (“Lending Agreement”) with Brown Brothers Harriman & Co. (“BBH”), the securities lending agent. The Lending Funds may lend up to 50% of the securities in which they are invested requiring that the loan be continuously collateralized by cash as collateral equal at all times to at least 102% of the market value plus accrued interest of the domestic securities loaned and 105% of the market value plus accrued interest on the international securities loaned. The Lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Lending Funds and the securities lending agent on the basis of agreed upon contractual terms.

There may be risks of delay in recovery of the securities, loss of value in the collateral provided by the borrower or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. In addition, the Lending Funds benefit from a borrower default indemnity provided by BBH. BBH’s indemnity allows for full replacement of the securities loaned in the event of borrower default if the collateral received from the borrower does not cover the value on the securities loaned. If BBH determines that a full replacement of the securities loaned is commercially impracticable, BBH shall, in lieu of effecting a full replacement, pay to the affected Lending Fund(s) an amount equal to the market value of the loaned securities determined at the close of business on the date of the default event. Loans are subject to termination by the Lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,    2 0 1 6

The following table presents the amounts payable for collateral received for loaned securities, as presented in the Lending Funds’ Statements of Assets and Liabilities, by the class of securities on loan.

	Common Stocks (000)	Foreign Common Stocks (000)	Corporate Bonds (000)	Master Limited Partnerships (000)	Total Payable for Cash Collateral Received (000)
Balanced Allocation Fund	$87	$239	$117	$–	$443
International Equity Fund	–	50,401	–	–	50,401
Large Cap Core Fund	284	–	–	–	284
Large Cap Growth Fund	1,546	–	–	–	1,546
Mid Cap Fund	827	–	–	–	827
Multi-Factor Small Cap Core Fund	5,232	–	–	160	5,392
Multi-Factor Small Cap Growth Fund	2,459	–	–	–	2,459
Multi-Factor Small Cap Value Fund	2,684	–	–	–	2,684
S&P 500 Index Fund	648	–	–	–	648
Small Cap Fund	60,934	–	–	–	60,934
Bond Fund	–	–	243	–	243
High Yield Bond Fund	–	–	219	–	219
Intermediate Bond Fund	–	–	3,685	–	3,685
Total Return Advantage Fund	–	–	1,631	–	1,631

10. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

11. Relevant Accounting Pronouncements

In August 2014, the FASB issued guidance requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The guidance is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

12. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

Effective July 5, 2016, PNC Small Cap Fund closed to most new investors. Existing investors may continue to buy, redeem, or exchange shares of the Fund through their existing accounts in accordance with the terms of the Fund’s prospectus and statement of additional information.

T R U S T E E S’   R E V I E W   A N D   A P P R O V A L   O F   A D V I S O R Y   A G R E E M E N T

(U n a u d i t e d)

At a meeting held on December 2-3, 2015, the Trustees of PNC Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”)), met in person to consider a proposed Advisory Agreement (the “Advisory Agreement”) between the Trust, in respect of PNC International Growth Fund (the “New Fund”), and PNC Capital Advisors, LLC (the “Adviser”).

In connection with that meeting, the Trustees received and reviewed comprehensive written materials prepared by the Adviser regarding the proposed New Fund, including the proposed contractual arrangements. These materials included information regarding the nature of the advisory services proposed to be provided by the Adviser, including the experience of the proposed portfolio management personnel; the performance of the Adviser in managing other similar accounts; the fees and estimated expenses of the New Fund, including proposed expense limitation arrangements; the advisory fees and expense ratios of certain mutual funds with investment objectives and strategies similar to those proposed for the New Fund; other benefits that would inure to the Adviser due to the Adviser’s relationship with the New Fund. The Trustees also considered information the Adviser provided regarding the New Fund’s distribution opportunities, including those that might arise due to distinctions between the New Fund and other similar funds sponsored by the Adviser. The Trustees also considered materials pertaining to a number of other factors, including the Adviser’s estimated profitability with respect to the New Fund during the first five years of the New Fund’s operations and the potential for the Adviser to achieve economies of scale in managing the New Fund beyond the economies of scale reflected in the proposed advisory fees. The Trustees considered information relevant to the Adviser’s services, capabilities and operations that they received in connection with their consideration of the New Fund as well as other information they had received in connection with their duties as Trustees of the other PNC Funds and PNC Advantage Funds, including information regarding the Adviser’s practices with respect to the allocation of brokerage and the potential benefits that may inure to the Adviser as a result.

Throughout their deliberations, the Trustees were advised by their independent counsel. The Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Based on this review, the Trustees concluded that the Adviser had the capabilities, resources and personnel necessary to act as the investment adviser to the New Fund. Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the Advisory Agreement were reasonable and fair and that the approval of the Advisory Agreement was in the best interests of the New Fund.

P N C  F u n d s

N O T I C E   T O   S H A R E H O L D E R S

(U n a u d i t e d)

The information set forth below is for each Fund’s fiscal year as required by Federal income tax laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for calendar year 2016 income tax purposes will be sent to them in early 2017. Please consult your tax adviser for proper treatment of this information.

Tax Information

For shareholders that do not have a May 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 2016 tax year end, please consult your tax adviser as to the pertinence of this notice.

The amounts of distributions designated as long-term capital gains are as follows (in thousands):

Name of Fund
Retirement Income Fund	$57
Target 2020 Fund	72
Target 2030 Fund	136
Target 2040 Fund	143
Target 2050 Fund	242
Balanced Allocation Fund	2,797
Mid Cap Index Fund	59
Multi-Factor Small Cap Core Fund	122
Multi-Factor Small Cap Growth Fund	1,643
S&P 500 Index Fund	3,356
Small Cap Fund	8,625
Small Cap Index Fund	109
Bond Fund	517
High Yield Bond Fund	102
Intermediate Bond Fund	665
Limited Maturity Bond Fund	39
Intermediate Tax Exempt Bond Fund	482
Maryland Tax Exempt Bond Fund	550
Ohio Intermediate Tax Exempt Bond Fund	735

Of the dividends paid by the following Target Date and Equity Funds, the corresponding percentages represent the amount of such dividends which may qualify for the dividends received deduction available to corporate shareholders.

Name of Fund
Retirement Income Fund	22.07%
Target 2020 Fund	26.61%
Target 2030 Fund	33.69%
Target 2040 Fund	35.98%
Target 2050 Fund	27.58%
Balanced Allocation Fund	48.39%
Large Cap Core Equity Fund	100.00%
Large Cap Growth Fund	100.00%
Large Cap Value Fund	100.00%
Mid Cap Index Fund	73.73%
Multi-Factor Small Cap Core Fund	100.00%
Multi-Factor Small Cap Value Fund	57.54%

Name of Fund
S&P 500 Index Fund	99.19%
Small Cap Fund	99.86%
Small Cap Index Fund	71.92%

If a Fund meets the requirements of Section 853 of the Code, the Fund may elect to pass through to its shareholders credits for foreign taxes paid. The total amounts of income received from sources within foreign countries and possessions of the United States are as follows:

Name of Fund	Amount (000)	Per Share
International Equity Fund	$13,620	0.314
International Growth Fund	26	0.088

The total amounts of taxes paid to such countries are as follows:

Name of Fund	Amount (000)	Per Share
International Equity Fund	$1,352	0.031
International Growth Fund	4	0.012

Of the dividends paid by the following Target Date and Equity Funds, the corresponding percentages represent the amount of such dividends which will qualify for the 15% dividend income tax rate.

Name of Fund
Retirement Income Fund	27.18%
Target 2020 Fund	35.74%
Target 2030 Fund	46.44%
Target 2040 Fund	50.27%
Target 2050 Fund	38.67%
Balanced Allocation Fund	63.48%
International Equity Fund	68.44%
Large Cap Core Fund	100.00%
Large Cap Growth Fund	100.00%
Large Cap Value Fund	100.00%
Mid Cap Index Fund	75.33%
Multi-Factor Small Cap Core Fund	100.00%
Multi-Factor Small Cap Value Fund	67.43%
S&P 500 Index Fund	99.87%
Small Cap Fund	99.86%
Small Cap Index Fund	76.98%

Of the dividends paid from net investment income, excluding short-term capital gains, by each of the Tax Exempt Bond Funds, the corresponding percentages represent the amount of such dividends which are tax exempt for regular Federal income tax purposes.

Name of Fund
Intermediate Tax Exempt Bond Fund	89.11%
Maryland Tax Exempt Bond Fund	91.10%
Ohio Intermediate Tax Exempt Bond Fund	65.71%
Tax-Exempt Limited Maturity Bond Fund	100.00%

P N C  F u n d s

N O T I C E   T O   S H A R E H O L D E R S

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  F u n d s

P N C  F U N D S  N O T I C E  O F  P R I V A C Y  P O L I C Y  &  P R A C T I C E S

( U n a u d i t e d )

The funds recognize and respect the privacy concerns and expectations of our customers(1). Federal law gives customers the right to limit some but not all sharing of customer information that we collect. Federal law also requires us to tell you how we collect, share and protect your personal information.

This notice is provided to you so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, date of birth, and information about a customer’s investment goals and risk tolerance;

●	Account History. including information about the transactions and balances in a customer’s accounts; and

●	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information(2)

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

●	As Authorized – if you request or authorize the disclosure of the information.

●

As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

●

Under Joint Agreements – the funds may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom the funds have joint marketing agreements, such as The PNC Financial Services Group, Inc. and its affiliates.

These third parties must agree to strict confidentiality provisions to assure the protection of your information.

Sharing of Customer Information

We do not share such customer information with affiliates or non-affiliates for use in their marketing activities.

Security of Customer Information

The funds require service providers to the funds:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds. If you have any questions concerning this Notice, or about the funds in general, please call: 1-800-622-3863 for PNC Funds.

(1)	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds’ shares.
(2)	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

www.foreside.com

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795
Providence, RI 02940-9795	PRESORTED STANDARD
U.S. POSTAGE
PAID
BNY MELLON

Item 2. Code of Ethics.

(a)

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Dorothy A. Berry, L. White Matthews III and Stephen M. Todd is each qualified to serve as an Audit Committee financial expert serving on its Audit Committee and that each is “independent,” as defined by paragraph (a)(2) of this Item.

Item 4. Principal Accountant Fees and Services.

●

Registrant may incorporate the following information by reference, if this information has been disclosed in the Registrant’s definitive proxy statement or definitive information statement. The proxy statement or information statement must be filed no later than 120 days after the end of the fiscal year covered by the Annual Report.

Audit Fees

(a)

The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for the audit of the Registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $764,251 and $713,872 for the fiscal years ended May 31, 2016 and 2015, respectively.

Audit-Related Fees

(b)

The aggregate fees billed for assurance and related services by the Registrant’s independent auditors that are reasonably related to the performance of the audit of the Registrant’s financial statements and not reported under paragraph (a) above were $0 and $0 for the fiscal years ended May 31, 2016 and 2015, respectively.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the Registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the Registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2016 and 2015, respectively.

Tax Fees

(c)

The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for tax-related services were $26,869 and $48,505 for the fiscal years ended May 31, 2016 and 2015, respectively. The fees are associated with the review of certain funds’ excise tax calculations and Subchapter M distribution requirements; and, the review of certain funds’ federal and state income tax returns and Subchapter M distribution requirements.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the Registrant’s independent auditors for tax-related services provided to the Registrant’s investment adviser and other services providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2016 and 2015, respectively.

All Other Fees

(d)

The aggregate fees billed for all professional services provided by the Registrant’s independent auditors to the Registrant other than those set forth in paragraphs (a), (b), and (c) above were $0 and $0 for the fiscal years ended May 31, 2016 and 2015, respectively.

The aggregate fees billed in each of the last two fiscal years for all professional services other than those set forth in paragraphs (b) and (c) above provided by the Registrant’s independent auditors to the Registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2016 and 2015, respectively.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee shall:

1.	Determine the firm to be employed as the Funds’ independent auditors and the terms of their engagement for the Funds’ audit and non-audit services.

(a)

The Audit Committee shall review and approve proposals for the independent auditors to render permissible non-audit services. The Audit Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

(b)

The pre-approval requirement may be waived with respect to the provision of non-audit services for the Funds if: (i) the aggregate amount of all such non-audit services provided to the Funds constitutes not more than 5% of the total amount of revenues paid by the Funds to its independent auditor during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

2.

Review and approve in advance with the independent auditors each non-audit engagement involving the Funds’ independent auditor and the Funds’ investment adviser and any entity controlling, controlled by or under common control with the adviser (“control affiliates”) where: (i) the investment adviser or its control affiliate provides ongoing services to the Funds; and (ii) the engagement relates directly to the operations and financial reporting of the Funds.

(a)

The pre-approval requirement may be waived if: (i) the aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the Funds’ independent auditor by the Funds’ investment adviser and its control affiliates that provide ongoing services to the Funds during the fiscal year in which the services are provided that would have to be pre-approved by the Funds’ Audit Committee; (ii) such services were not recognized by the Funds’ adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

The aggregate non-audit fees billed in each of the last two fiscal years by the Registrant’s independent auditors for services rendered to the Registrant and its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and other service providers under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2016 and 2015, respectively.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

P N C  M i d  C a p   I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — 96.9%
Consumer Discretionary — 11.6%
Aaron’s	242	$6
Abercrombie & Fitch, Cl A	357	7
AMC Networks, Cl A*	262	17
American Eagle Outfitters	672	11
Ascena Retail Group*	852	6
Big Lots	161	8
Brinker International	229	10
Brunswick	352	17
Buffalo Wild Wings*	80	12
Cabela’s*	184	9
Cable One	15	7
CalAtlantic Group	273	10
Carter’s	200	20
Cheesecake Factory	179	9
Chico’s FAS	569	6
Cinemark Holdings	371	13
Cracker Barrel Old Country Store	87	13
CST Brands	291	11
Dana Holding	604	7
Deckers Outdoor*	126	7
Dick’s Sporting Goods	344	15
Domino’s Pizza	203	25
DreamWorks Animation SKG, Cl A*	169	7
Dunkin’ Brands Group	375	16
Fossil Group*	215	6
Gentex	1,081	18
Graham Holdings, Cl B	16	8
HSN	118	6
J.C. Penney*	1,185	9
Jack in the Box	119	10
John Wiley & Sons, Cl A	173	9
Kate Spade*	466	10
Live Nation Entertainment*	541	13
Meredith	137	7
Murphy USA*	148	10
New York Times, Cl A	496	6
NVR*	14	24
Office Depot*	3,010	11
Panera Bread,ClA*	85	19
Polaris Industries	253	22
Pool	150	14
Service Corporation International	704	19
Skechers U.S.A., Cl A*	498	16
Sotheby’s	195	6
Tempur Sealy International*	245	14
Thor Industries	152	10
Time	426	7
Toll Brothers*	608	18
TRI Pointe Group*	550	6
Tupperware Brands	192	11
Vista Outdoor*	233	12
Wendy’s	872	9
Williams-Sonoma	345	18

		617

Consumer Staples — 4.2%
Avon Products	1,751	7
Boston Beer,ClA*	40	6
Casey’s General Stores	146	18
Dean Foods	358	6
Edgewell Personal Care	226	18

	Number of Shares	Value (000)

Energizer Holdings	212	$10
Flowers Foods	734	14
Hain Celestial Group*	327	16
Ingredion	250	29
Lancaster Colony	69	8
Post Holdings*	225	17
Snyder’s-Lance	225	7
Sprouts Farmers Market*	553	14
TreeHouse Foods*	198	19
United Natural Foods*	209	8
WhiteWave Foods*	612	27

		224

Energy — 2.8%
Dril-Quip*	139	8
Energen	268	13
Gulfport Energy*	426	13
HollyFrontier	921	25
Nabors Industries (Bermuda)	1,006	9
Noble PLC (United Kingdom)	1,101	9
Oceaneering International	378	13
Oil States International*	165	5
Patterson-UTI Energy	495	9
QEP Resources	464	9
Rowan PLC, Cl A (United Kingdom)	475	8
Superior Energy Services	448	8
Western Refining	359	8
World Fuel Services	271	12

		149

Financials — 26.3%
Alexander & Baldwin	158	6
Alexandria Real Estate Equities REIT	261	25
Alleghany*	56	31
American Campus Communities REIT	484	23
American Financial Group	266	19
Arthur J Gallagher	608	29
Aspen Insurance Holdings (Bermuda)	227	11
Associated Banc	581	11
BancorpSouth	308	7
Bank of Hawaii	153	11
Bank of the Ozarks	338	13
Brown & Brown	430	16
Camden Property Trust REIT	318	27
Care Capital Properties REIT	358	9
Cathay General Bancorp	281	9
CBOE Holdings	326	21
CNO Financial Group	652	13
Commerce Bancshares	302	15
Communications Sales & Leasing REIT	394	10
Corporate Office Properties Trust REIT	335	9
Corrections Corp of America REIT	414	14
Cullen/Frost Bankers	190	13
Douglas Emmett REIT	494	17
Duke Realty REIT	1,216	29
East West Bancorp	523	20
Eaton Vance	399	15
Endurance Specialty Holdings (Bermuda)	226	15
EPR Properties REIT	218	16
Equity One REIT	332	10
Everest Re Group (Bermuda)	177	32
FactSet Research Systems	158	25

See Notes to Financial Statements.

1

P N C  M i d  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — continued
Financials — continued
Federated Investors, Cl B	337	$11
First American Financial	396	15
First Horizon National	873	13
First Niagara Financial Group	1,300	14
FirstMerit	591	13
FNB	776	10
Fulton Financial	647	9
Genworth Financial, Cl A*	1,564	6
Hancock Holding	275	8
Hanover Insurance Group	165	14
Highwoods Properties REIT	357	17
Hospitality Properties Trust REIT	592	15
Janus Capital Group	507	8
Jones Lang LaSalle	175	21
Kemper	181	6
Kilroy Realty REIT	354	22
Lamar Advertising, Cl A REIT	297	19
LaSalle Hotel Properties REIT	475	11
Liberty Property Trust REIT	491	18
Mack-Cali Realty REIT	311	8
MarketAxess Holdings	126	18
Mercury General	117	6
Mid-America Apartment Communities REIT	280	29
MSCI	324	26
National Retail Properties REIT	545	25
New York Community Bancorp	1,937	30
Old Republic International	910	17
Omega Healthcare Investors REIT	679	22
PacWest Bancorp	407	17
Post Properties REIT	199	12
Primerica	157	9
Prosperity Bancshares	224	12
Raymond James Financial	453	25
Rayonier REIT	437	11
Regency Centers REIT	361	28
Reinsurance Group of America	244	24
RenaissanceRe Holdings (Bermuda)	169	20
Royal Bank of Canada	1	–
SEI Investments	501	26
Senior Housing Properties Trust REIT	802	15
Signature Bank*	206	28
SLM*	1,537	11
Sovran Self Storage REIT	157	17
Stifel Financial*	240	9
SVB Financial Group*	193	21
Synovus Financial	485	16
Tanger Factory Outlet Centers REIT	362	13
Taubman Centers REIT	248	17
TCF Financial	606	9
Trustmark	256	6
Umpqua Holdings	830	13
Urban Edge Properties REIT	332	9
Valley National Bancorp	869	8
W.R. Berkley	362	21
Waddell & Reed Financial, Cl A	371	8
Washington Federal	336	8
Webster Financial	331	13
Weingarten Realty Investors REIT	437	16
WP GLIMCHER REIT	727	7

		1,401

	Number of Shares	Value (000)

Healthcare — 8.3%
Akorn*	288	$9
Align Technology*	244	19
Allscripts Healthcare Solutions*	747	10
Amsurg*	210	16
Bio-Rad Laboratories, Cl A*	77	11
Bio-Techne	122	13
Catalent*	338	10
Charles River Laboratories International*	166	14
Community Health Systems*	634	9
Cooper	173	28
Hill-Rom Holdings	219	11
IDEXX Laboratories*	302	26
LifePoint Health*	174	12
LivaNova PLC (United Kingdom)*	188	9
MEDNAX*	373	26
Mettler-Toledo International*	96	36
Molina Healthcare*	190	9
Owens & Minor	245	9
PAREXEL International*	211	13
ResMed	542	32
STERIS PLC (United Kingdom)	341	24
Teleflex	146	24
United Therapeutics*	195	23
VCA*	259	17
WellCare Health Plans*	152	15
West Pharmaceutical Services	242	18

		443

Industrials — 14.6%
A.O. Smith	264	22
AECOM*	539	17
AGCO	275	14
B/E Aerospace	377	18
Carlisle	230	24
CEB	117	7
CLARCOR	165	10
Clean Harbors*	186	10
Copart*	328	16
Crane	177	10
Curtiss-Wright	157	13
Deluxe	171	11
Donaldson	451	15
Esterline Technologies*	122	8
Fortune Brands Home & Security	573	34
GATX	150	7
Genesee & Wyoming, Cl A*	222	13
Graco	211	17
Granite Construction	154	7
Herman Miller	217	7
HNI	145	7
Hubbell	204	22
Huntington Ingalls Industries	164	25
IDEX	284	24
ITT	330	12
JetBlue Airways*	1,469	26
KBR	573	8
Kennametal	284	7
Kirby*	178	13
KLX*	193	6
Landstar System	153	10
Lennox International	149	20

See Notes to Financial Statements.

2

	Number of Shares	Value (000)

COMMON STOCKS — continued
Industrials — continued
Lincoln Electric Holdings	245	$15
ManpowerGroup	286	23
MSC Industrial Direct, Cl A	184	14
Nordson	175	15
NOW*	413	7
Old Dominion Freight Line*	269	17
Orbital ATK	226	20
Oshkosh	242	11
Regal-Beloit	181	10
Rollins	349	10
RR Donnelley & Sons	785	13
Teledyne Technologies*	125	12
Terex	468	10
Timken	265	9
Toro	197	18
Trinity Industries	621	11
Triumph Group	179	7
Valmont Industries	77	11
Wabtec	357	28
Waste Connections	448	29
Watsco	98	13
Woodward	201	11

		774

Information Technology — 16.1%
ACI Worldwide*	455	9
Acxiom*	283	6
Advanced Micro Devices*	1,530	7
ANSYS*	347	31
ARRIS International PLC (United Kingdom)*	701	17
Arrow Electronics*	340	22
Avnet	540	22
Belden	148	10
Broadridge Financial Solutions	413	27
Cadence Design Systems*	1,041	26
CDK Global	524	29
Ciena*	531	9
Cognex	285	12
CommVault Systems*	147	7
Computer Sciences	352	17
Convergys	355	10
CoreLogic*	328	12
Cree*	429	10
Cypress Semiconductor	1,119	12
Diebold	278	7
DST Systems	116	14
Fair Isaac	110	12
Fairchild Semiconductor International*	431	9
FEI	125	13
Fortinet*	514	18
Gartner*	277	28
Ingram Micro, Cl A	567	20
Integrated Device Technology*	482	11
InterDigital	119	7
Intersil,ClA	493	7
IPG Photonics*	140	12
j2 Global	172	12
Jabil Circuit	821	16
Jack Henry & Associates	299	25
Keysight Technologies*	586	18
Leidos Holdings	249	12

	Number of Shares	Value (000)
Lexmark International, Cl A	191	$7
Manhattan Associates*	261	17
MAXIMUS	240	14
Mentor Graphics	341	7
Microsemi*	419	14
National Instruments	406	12
NCR*	444	14
NetScout Systems*	384	9
Polycom*	529	6
PTC*	411	15
Rackspace Hosting*	401	10
Science Applications International	144	8
Silicon Laboratories*	143	7
Synaptics*	161	11
SYNNEX	107	10
Synopsys*	545	28
Tech Data*	123	9
Teradyne	830	17
Trimble Navigation*	925	24
Tyler Technologies*	126	19
Ultimate Software Group*	106	22
VeriFone Systems*	423	11
Vishay Intertechnology	485	6
WEX*	133	12
Zebra Technologies, Cl A*	253	13

		858

Materials — 6.9%
Albemarle	321	25
AptarGroup	234	18
Ashland	228	26
Bemis	365	18
Cabot	241	11
Carpenter Technology	186	6
Commercial Metals	134	2
Compass Minerals International	126	10
Domtar	223	9
Eagle Materials	157	12
Louisiana-Pacific*	526	10
Minerals Technologies	126	7
NewMarket	36	15
Olin	499	12
Packaging Corporation of America	339	23
PolyOne	271	10
Reliance Steel & Aluminum	247	18
Royal Gold	219	12
RPM International	453	23
Scotts Miracle-Gro, Cl A	180	13
Sensient Technologies	167	12
Silgan Holdings	162	8
Sonoco Products	375	18
Steel Dynamics	779	19
Valspar	225	24
Worthington Industries	158	6

		367

Telecommunication Services — 0.2%
Telephone & Data Systems	354	10

Utilities — 5.9%
Alliant Energy	853	32
Aqua America	675	22

See Notes to Financial Statements.

3

P N C  M i d  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — continued
Utilities — continued
Atmos Energy	390	$28
Black Hills	192	12
Great Plains Energy	596	17
Hawaiian Electric Industries	408	13
IDACORP	196	14
MDU Resources Group	650	15
National Fuel Gas	284	16
OGE Energy	706	21
ONE Gas	202	12
PNM Resources	306	10
Questar	647	16
UGI	597	26
Vectren	314	16
Westar Energy	493	28
WGL Holdings	204	13

		311

Total Common Stocks (Cost $4,690)		5,154

	Number of Shares	Value (000)

EXCHANGE-TRADED FUND — 1.2%
SPDR® S&P MidCap 400® ETF Trust	226	$62

Total Exchange-Traded Fund (Cost $62)		62

MONEY MARKET FUND — 1.7%
PNC Government Money Market Fund, Class I Shares 0.080%† (A)	91,299	91

Total Money Market Fund (Cost $91)		91

TOTAL INVESTMENTS — 99.8% (Cost $4,843)**		5,307

Other Assets & Liabilities – 0.2%		9

TOTAL NET ASSETS — 100.0%		$5,316

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $5,032.

Gross unrealized appreciation (000)	$596
Gross unrealized depreciation (000)	(321)

Net unrealized appreciation (000)	$275

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$5,154	$–	$–	$5,154

Exchange-Traded Fund	62	–	–	62

Money Market Fund	91	–	–	91

Total Assets - Investments in Securities	$5,307	$–	$–	$5,307

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

4

P N C  S & P  5 0 0  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — 98.6%
Consumer Discretionary — 12.6%
Advance Auto Parts	668	$103
Amazon.com*	3,685	2,663
AutoNation*	718	36
AutoZone*	284	216
Bed Bath & Beyond*	1,629	73
Best Buy	2,468	79
BorgWarner	2,136	73
Cablevision Systems, Cl A	1,882	65
CarMax*#	2,060	111
Carnival (Panama)	4,175	199
CBS, Cl B	4,080	225
Charter Communications*	1,308	286
Chipotle Mexican Grill*	274	121
Coach	2,526	100
Comcast, Cl A	22,255	1,409
D.R. Horton	3,031	93
Darden Restaurants	1,127	76
Delphi Automotive PLC (Jersey)	2,628	179
Discovery Communications, Cl A*	1,331	37
Discovery Communications, Cl C*	2,436	65
Dollar General	2,858	257
Dollar Tree*	2,071	188
Expedia	1,083	120
Ford Motor	35,846	484
Gap	2,493	45
Garmin (Switzerland)	967	41
General Motors	12,909	404
Genuine Parts	1,360	132
Goodyear Tire & Rubber	2,125	59
H&R Block	2,447	52
Hanesbrands	3,573	97
Harley-Davidson	1,960	91
Harman International Industries	607	47
Hasbro	1,025	89
Home Depot	11,718	1,548
Interpublic Group	3,712	89
Interval Leisure Group	750	11
Johnson Controls	5,819	257
Kohl’s	1,904	69
L Brands	2,395	164
Leggett & Platt	1,211	61
Lennar, Cl A	1,396	64
Lowe’s	8,372	671
Macy’s	3,070	102
Marriott International, Cl A#	1,891	125
Mattel	3,015	96
McDonald’s	8,444	1,031
Michael Kors Holdings (Virgin Islands)*	1,674	72
Mohawk Industries*	546	107
Netflix*	3,931	403
Newell Rubbermaid	4,257	203
News, Cl A	4,347	52
News, Cl B	1,020	13
NIKE, Cl B	12,233	675
Nordstrom#	1,374	52
Omnicom Group	2,362	197
O’Reilly Automotive*	904	239
Priceline Group*	461	583
PulteGroup	2,811	53
PVH	704	66
Ralph Lauren	571	54

	Number of Shares	Value (000)

Ross Stores	3,732	$199
Royal Caribbean Cruises (Liberia)#	1,499	116
Scripps Networks Interactive, Cl A	826	53
Signet Jewelers (Bermuda)	748	74
Staples	5,785	51
Starbucks	13,623	748
Starwood Hotels & Resorts Worldwide	1,740	128
Target	5,557	382
TEGNA	1,999	46
Tiffany	1,129	70
Time Warner	7,419	561
TJX	6,245	475
Tractor Supply	1,277	123
TripAdvisor*	994	67
Twenty-First Century Fox, Cl A	10,388	300
Twenty-First Century Fox, Cl B	4,067	119
Ulta Salon Cosmetics & Fragrance*	594	138
Under Armour, Cl A*#	1,656	62
Under Armour, Cl C*	1,656	58
Urban Outfitters*	1,037	30
VF	3,094	193
Viacom, Cl B	3,411	151
Walt Disney	13,795	1,369
Whirlpool	715	125
Wyndham Worldwide	1,072	72
Wynn Resorts#	737	71
Yum! Brands	3,957	325

		21,478

Consumer Staples — 10.0%
Altria Group	18,031	1,148
Archer-Daniels-Midland	5,771	247
Brown-Forman, Cl B	979	96
Campbell Soup	1,605	97
Church & Dwight	1,206	119
Clorox	1,139	146
Coca-Cola	35,996	1,605
Coca-Cola European Partners PLC (United Kingdom)	2,195	85
Colgate-Palmolive	8,193	577
ConAgra Foods	4,059	186
Constellation Brands, Cl A	1,513	232
Costco Wholesale	4,095	609
CVS Health	10,183	982
Dr Pepper Snapple Group	1,712	156
Estee Lauder, Cl A	2,025	186
General Mills	5,347	336
Hershey	1,360	126
Hormel Foods	2,436	84
J.M. Smucker	1,139	147
Kellogg	2,183	162
Kimberly-Clark	3,300	419
Kraft Heinz	5,438	452
Kroger	9,103	326
McCormick	1,178	114
Mead Johnson Nutrition	1,819	150
Molson Coors Brewing, Cl B	1,687	167
Mondelez International, Cl A	14,788	658
Monster Beverage*	1,344	202
PepsiCo	13,255	1,341
Philip Morris International	14,248	1,406
Procter & Gamble	24,245	1,965

See Notes to Financial Statements.

1

P N C  S & P  5 0 0  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y   3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — continued
Consumer Staples — continued
Reynolds American	7,738	$385
Sysco	4,828	232
Tyson Foods, Cl A	2,547	162
Walgreens Boots Alliance	7,910	612
Wal-Mart Stores	14,476	1,025
Whole Foods Market	3,302	107

		17,049

Energy — 6.9%
Anadarko Petroleum	4,470	232
Apache	3,539	202
Baker Hughes	3,884	180
Cabot Oil & Gas	3,804	91
Chesapeake Energy*#	4,760	21
Chevron	17,308	1,748
Cimarex Energy	795	93
Columbia Pipeline Group	3,031	77
Concho Resources*	1,195	145
ConocoPhillips	11,354	497
Devon Energy	4,541	164
Diamond Offshore Drilling	613	16
EOG Resources	4,893	398
EQT	1,338	98
Exxon Mobil	38,051	3,387
FMC Technologies*	2,104	57
Halliburton	7,918	334
Helmerich & Payne	970	59
Hess	2,351	141
Kinder Morgan	16,321	295
Marathon Oil	7,893	103
Marathon Petroleum	4,824	168
Murphy Oil	1,732	54
National Oilwell Varco	3,482	115
Newfield Exploration*	1,829	75
Noble Energy	3,682	132
Occidental Petroleum	7,031	530
ONEOK	1,863	81
Phillips 66	4,325	348
Pioneer Natural Resources	1,467	235
Range Resources	1,435	61
Schlumberger (Curacao)	12,767	974
Southwestern Energy*	3,063	42
Spectra Energy	5,773	184
Tesoro	1,203	94
Transocean (Switzerland)	3,087	30
Valero Energy	4,428	242
Williams	6,108	135

		11,838

Financials — 16.9%
Affiliated Managers Group*	504	87
Aflac	3,848	267
Allstate	3,470	234
American Express	7,694	506
American International Group	10,634	616
American Tower REIT	3,802	402
Ameriprise Financial	1,538	156
Aon PLC (United Kingdom)	2,547	278
Apartment Investment & Management, CL A REIT	1,052	45
Assurant	791	69

	Number of Shares	Value (000)

AvalonBay Communities REIT	1,196	$215
Bank of America	95,757	1,416
BB&T	7,307	266
Berkshire Hathaway, Cl B*	17,107	2,404
BlackRock†	1,341	488
BNY Mellon	10,164	428
Boston Properties REIT	1,303	164
Capital One Financial	5,065	371
CBRE Group, Cl A*	2,715	81
Charles Schwab	10,958	335
Chubb (Switzerland)	4,236	536
Cincinnati Financial	1,415	98
Citigroup	27,396	1,276
Citizens Financial Group	4,890	115
CME Group	3,215	315
Comerica	1,601	75
Crown Castle International REIT	3,000	272
Digital Realty Trust REIT	1,355	129
Discover Financial Services	3,985	226
E*Trade Financial*	2,713	76
Equinix REIT	641	232
Equity Residential REIT	3,345	232
Essex Property Trust REIT	548	125
Extra Space Storage REIT	1,146	107
Federal Realty Investment Trust REIT	644	99
Fifth Third Bancorp	7,644	144
Franklin Resources	3,620	135
General Growth Properties REIT	5,594	150
Goldman Sachs Group	3,596	573
Hartford Financial Services Group	3,605	163
HCP REIT	3,857	127
Host Hotels & Resorts REIT	6,992	108
Huntington Bancshares	7,337	77
IntercontinentalExchange Group	1,091	296
Invesco (Bermuda)	3,894	122
Iron Mountain REIT	1,664	61
JPMorgan Chase	34,228	2,234
KeyCorp	7,848	101
Kimco Realty REIT	3,420	96
Legg Mason	962	33
Leucadia National	2,888	52
Lincoln National	2,337	107
Loews	2,643	107
M&T Bank	1,472	176
Macerich REIT	1,228	94
Marsh & McLennan	4,645	307
MetLife	10,126	461
Moody’s	1,678	166
Morgan Stanley	14,113	386
Nasdaq	1,030	68
Navient	3,850	53
Northern Trust	2,025	150
People’s United Financial	3,007	48
PNC Financial Services Group†	5,751	516
Principal Financial Group	2,459	110
Progressive	5,180	172
Prologis REIT	4,821	229
Prudential Financial	4,084	324
Public Storage REIT	1,333	338
Realty Income REIT	2,062	124
Regions Financial	12,392	122
S&P Global	2,457	275

See Notes to Financial Statements.

2

	Number of Shares	Value (000)

COMMON STOCKS — continued
Financials — continued
Simon Property Group REIT	2,766	$547
SL Green Realty REIT	880	89
State Street	3,728	235
SunTrust Banks	4,698	206
Synchrony Financial*	7,866	245
T. Rowe Price Group	2,379	183
Torchmark	1,290	80
Travelers	2,832	323
U.S. Bancorp	15,174	650
UDR REIT	2,437	88
Unum Group	2,342	86
Ventas REIT	2,927	194
Visa, Cl A	17,658	1,394
Vornado Realty Trust REIT	1,552	148
Wells Fargo	42,746	2,168
Welltower REIT	3,255	224
Weyerhaeuser REIT	6,891	217
Willis Towers Watson PLC (Ireland)	1,301	167
XL Group PLC (Ireland)	2,724	94
Zions Bancorporation	1,378	39

		28,923

Healthcare — 14.5%
Abbott Laboratories	13,718	544
AbbVie	15,248	960
Aetna	3,246	368
Agilent Technologies	2,934	135
Alexion Pharmaceuticals*	2,153	325
Allergan PLC (Ireland)*	3,625	855
AmerisourceBergen	1,796	135
Amgen	7,020	1,109
Anthem	2,399	317
Baxalta	5,419	245
Baxter International	4,928	213
Becton Dickinson	1,938	323
Biogen*	2,085	604
Boston Scientific*	12,561	285
Bristol-Myers Squibb	15,819	1,134
C.R. Bard	669	146
Cardinal Health	3,079	243
Celgene*	7,250	765
Cerner*	2,534	141
Cigna	2,343	300
DaVita HealthCare Partners*	1,641	127
DENTSPLY SIRONA	2,232	139
Edwards Lifesciences*	2,033	200
Eli Lilly	9,500	713
Endo International PLC (Ireland)*	1,914	30
Express Scripts Holding*	6,270	474
Gilead Sciences	12,817	1,116
HCA Holdings*	2,928	228
Henry Schein*	745	129
Humana	1,369	236
Illumina*	1,366	198
Intuitive Surgical*	363	230
Johnson & Johnson	25,819	2,909
Laboratory Corporation of America Holdings*	831	106
Mallinckrodt PLC (Ireland)*	1,010	64
McKesson	2,089	383
Medtronic PLC (Ireland)	13,274	1,068
Merck	26,012	1,463

	Number of Shares	Value (000)

Mylan NV (Netherlands)*	3,815	$165
Patterson	749	37
PerkinElmer	974	53
Perrigo PLC (Ireland)	1,289	123
Pfizer	55,666	1,932
Quest Diagnostics	1,356	105
Regeneron Pharmaceuticals*	696	278
St. Jude Medical	2,723	213
Stryker	2,915	324
Thermo Fisher Scientific	3,671	557
UnitedHealth Group	8,766	1,172
Universal Health Services, Cl B	822	111
Varian Medical Systems*	960	79
Vertex Pharmaceuticals*	2,168	202
Waters*	765	105
Zimmer Holdings	1,520	186
Zoetis	4,445	211

		24,813

Industrials — 9.9%
3M	5,596	942
Acuity Brands	413	107
Alaska Air Group	1,184	79
Allegion PLC (Ireland)	761	51
American Airlines Group	5,987	191
AMETEK	2,175	104
Boeing	5,763	727
C.H. Robinson Worldwide	1,469	110
Caterpillar	5,419	393
Cintas	962	91
CSX	9,161	242
Cummins	1,578	181
Danaher	5,393	530
Deere	2,857	235
Delta Air Lines	7,359	320
Dover	1,615	108
Dun & Bradstreet	426	54
Eaton PLC (Ireland)	4,274	263
Emerson Electric	5,621	292
Equifax	1,050	132
Expeditors International of Washington	1,869	91
Fastenal	2,382	110
FedEx	2,131	352
Flowserve	1,159	56
Fluor	1,454	77
General Dynamics	2,772	393
General Electric	84,550	2,556
Honeywell International	7,038	801
Illinois Tool Works	3,091	328
Ingersoll-Rand PLC (Ireland)	2,288	153
J.B. Hunt Transport Services	838	69
Jacobs Engineering Group*	1,096	56
Kansas City Southern	978	91
L-3 Communications Holdings	849	116
Lockheed Martin	2,474	584
Masco	2,829	92
Nielsen Holdings PLC (United Kingdom)	3,317	177
Norfolk Southern	2,836	238
Northrop Grumman	1,724	367
PACCAR	3,045	170
Parker Hannifin	1,319	151
Pentair PLC (Ireland)	1,625	98

See Notes to Financial Statements.

3

P N C  S & P  5 0 0  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — continued
Industrials — continued
Pitney Bowes	1,768	$33
Quanta Services*	1,829	44
Raytheon	2,824	366
Republic Services	2,401	116
Robert Half International	1,220	51
Rockwell Automation	1,246	145
Rockwell Collins	1,328	117
Roper Industries	927	159
Ryder System	439	31
Snap-on	491	79
Southwest Airlines	5,968	253
Stanley Black & Decker	1,438	163
Stericycle*	762	75
Textron	2,434	93
Tyco International PLC (Ireland)	4,025	172
Union Pacific	7,746	652
United Continental Holdings*	3,243	146
United Parcel Service, Cl B	6,402	660
United Rentals*	854	59
United Technologies	7,199	724
Verisk Analytics*	1,459	116
W.W. Grainger#	555	127
Waste Management	3,696	225
Xylem	1,569	70

		16,954

Information Technology — 19.3%
Accenture PLC, Cl A (Ireland)	5,786	688
Activision Blizzard	4,404	173
Adobe Systems*	4,476	445
Akamai Technologies*	1,558	85
Alliance Data Systems*	518	115
Alphabet, Cl A*	2,716	2,034
Alphabet, Cl C*	2,757	2,028
Amphenol, Cl A	2,847	167
Analog Devices	2,870	168
Apple	51,641	5,157
Applied Materials	11,169	273
Autodesk*	1,844	107
Automatic Data Processing	4,315	379
Broadcom (Singapore)	3,381	522
CA	3,201	103
Cisco Systems	46,681	1,356
Citrix Systems*	1,415	120
Cognizant Technology Solutions, Cl A*	5,586	343
Corning	10,044	210
CSRA	1,387	34
eBay*	9,960	244
Electronic Arts*	2,981	229
EMC	17,870	499
F5 Networks*	662	73
Facebook, Cl A*	21,563	2,562
Fidelity National Information Services	2,607	194
First Solar*	524	26
Fiserv*	2,143	226
FLIR Systems	1,344	42
Harris	992	78
Hewlett Packard	16,703	309
HP	16,703	223
Intel	43,857	1,385
International Business Machines	8,095	1,245

	Number of Shares	Value (000)

Intuit	2,376	$253
Juniper Networks	3,698	87
KLA-Tencor	1,550	113
Lam Research	1,455	120
Linear Technology	1,999	95
MasterCard, Cl A	9,097	872
Microchip Technology	1,666	86
Micron Technology*	9,799	125
Microsoft	73,131	3,876
Motorola Solutions	1,463	101
NetApp	3,021	77
NVIDIA	4,588	214
Oracle	29,019	1,167
Paychex	2,899	157
PayPal Holdings*	9,960	376
Qorvo*	1,345	69
QUALCOMM	13,823	759
Red Hat*	1,731	134
salesforce.com*	5,865	491
Seagate Technology PLC (Ireland)	2,946	66
Skyworks Solutions	1,686	113
Symantec	5,775	100
TE Connectivity (Switzerland)	3,364	202
Teradata*	1,458	41
Texas Instruments	9,283	563
Total System Services	1,356	73
VeriSign*	911	78
Western Digital	2,443	114
Western Union	4,346	85
Xerox (A)	10,216	102
Xilinx	2,294	109
Yahoo!*	8,008	304

		32,964

Materials — 2.7%
Air Products & Chemicals	1,674	239
Alcoa	11,000	102
Avery Dennison	902	67
Ball	1,360	98
CF Industries Holdings	2,163	60
Dow Chemical	10,342	531
E.I. du Pont de Nemours	8,060	527
Eastman Chemical	1,209	89
Ecolab	2,313	271
FMC	1,221	58
Freeport-McMoRan	10,914	121
Ingevity*	413	12
International Flavors & Fragrances	683	88
International Paper	3,793	160
LyondellBasell Industries NV, Cl A (Netherlands)	3,133	255
Martin Marietta Materials	561	106
Monsanto	4,044	455
Mosaic	2,800	71
Newmont Mining	4,936	160
Nucor	2,740	133
Owens-Illinois*	1,378	26
PPG Industries	2,495	269
Praxair	2,636	290
Sealed Air	1,629	76
Sherwin-Williams	761	221
Vulcan Materials	1,126	131

See Notes to Financial Statements.

4

	Number of Shares	Value (000)

COMMON STOCKS — continued
Materials — continued
WestRock	2,478	$98

		4,714

Telecommunication Services — 2.6%
AT&T	56,576	2,215
CenturyLink	5,042	137
Frontier Communications	9,180	47
Level 3 Communications*	2,472	133
Verizon Communications	37,419	1,905

		4,437

Utilities — 3.2%
AES	5,794	64
AGL Resources	1,045	69
Ameren	2,185	108
American Electric Power	4,320	280
American Water Works	1,630	121
CenterPoint Energy	3,831	86
CMS Energy	2,283	95
Consolidated Edison	2,648	194
Dominion Resources	5,392	390
DTE Energy	1,537	139
Duke Energy	6,320	494
Edison International	2,933	210
Entergy	1,587	121
Eversource Energy	2,740	151
Exelon	8,457	290
FirstEnergy	3,770	124
NextEra Energy	4,157	499
NiSource	2,601	62
NRG Energy	2,851	47
PG&E	4,511	271
Pinnacle West Capital	1,012	74
PPL	5,819	224
Public Service Enterprise Group	4,547	204
SCANA	1,314	92
Sempra Energy	2,168	232
Southern	8,185	405
TECO Energy	1,983	55
WEC Energy Group	2,918	176
Xcel Energy	4,427	183

		5,460

Total Common Stocks (Cost $77,530)		168,630

	Number of Shares	Value (000)

MONEY MARKET FUND — 1.2%

PNC Government Money Market Fund, Class I Shares 0.080%† (A) (B)	1,963,624	$1,964

Total Money Market Fund (Cost $1,964)		1,964

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.8% (Cost $79,494)		170,594

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.4%
Affiliated Money Market Fund — 0.3%
PNC Government Money Market Fund, Class I Shares 0.080%† (B)	575,136	575

Money Market Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.250% (B)	72,545	73

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $648)‡		648

TOTAL INVESTMENTS — 100.2% (Cost $80,142)**		171,242

Other Assets & Liabilities – (0.2)%		(285)

TOTAL NET ASSETS — 100.0%		$170,957

* Non-income producing security.

**Aggregate cost for Federal income tax purposes is (000) $85,833.

Gross unrealized appreciation (000)	$92,976
Gross unrealized depreciation (000)	(7,567)

Net unrealized appreciation (000)	$85,409

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $635 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® E-mini	10	$1,003	06/17/16	$44

Cash in the amount of $42,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,103,434 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

5

P N C  S & P  5 0 0  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$168,630	$–	$–	$168,630

Money Market Fund	1,964	–	–	1,964

Short-Term Investments Purchased With Collateral From Securities Loaned	648	–	–	648

Total Assets - Investments in Securities	$171,242	$–	$–	$171,242

Other Financial Instruments

Futures Contracts	$44	$–	$–	$44

Total Assets - Other Financial Instruments	$44	$–	$–	$44

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of May 31, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:
Payable for collateral received for loaned securities	$–	$648	$–	$648

Total Liabilities - Collateral Received for Loaned Securities	$–	$648	$–	$648

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

6

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — 97.2%
Consumer Discretionary — 12.9%
1-800-Flowers.com, Cl A*	212	$ 2
Abercrombie & Fitch, Cl A	349	7
AMC Entertainment Holdings, Cl A	144	4
American Axle & Manufacturing Holdings*	447	7
American Eagle Outfitters	1,032	16
American Public Education*	131	4
America’s Car-Mart*	76	2
Apollo Education Group*	610	6
Arctic Cat	95	1
Asbury Automotive Group*	151	8
Ascena Retail Group*	856	6
Ascent Capital Group, Cl A*	132	2
Barnes & Noble	271	3
Barnes & Noble Education*	102	1
Beazer Homes USA*	171	1
bebe Stores*	2,234	1
Belmond, Cl A (Bermuda)*	492	5
Big 5 Sporting Goods	133	1
Big Lots	288	15
Biglari Holdings*	8	3
BJ’s Restaurants*	133	6
Bloomin’ Brands	681	13
Blue Nile*	84	2
Bob Evans Farms	132	6
Bojangles’*	90	2
Boyd Gaming*	475	9
Bright Horizons Family Solutions*	196	13
Buckle	124	3
Buffalo Wild Wings*	100	15
Build-A-Bear Workshop*	108	1
Burlington Stores*	408	25
Caesars Entertainment*	378	3
CalAtlantic Group	432	16
Caleres	214	5
Callaway Golf	515	5
Cambium Learning Group*	220	1
Capella Education	74	4
Career Education*	532	3
Carmike Cinemas*	157	5
Carriage Services	121	3
Cato, Cl A	160	6
Cavco Industries*	48	5
Cheesecake Factory	288	14
Chico’s FAS	683	7
Children’s Place	115	8
Christopher & Banks*	198	–
Churchill Downs	75	9
Chuy’s Holdings*	64	2
ClubCorp Holdings	203	2
Columbia Sportswear	161	9
Conn’s*	165	2
Container Store Group*	95	1
Cooper Tire & Rubber	340	11
Cooper-Standard Holding*	85	7
Core-Mark Holding	134	11
Cracker Barrel Old Country Store	108	16
Crocs*	317	3
CSS Industries	70	2
Culp	29	1
Cumulus Media, Cl A*	2,405	1
Dana Holding	921	11

	Number of Shares	Value (000)

Dave & Buster’s Entertainment*	143	$ 6
Deckers Outdoor*	193	10
Del Frisco’s Restaurant Group*	181	3
Denny’s*	491	5
DeVry Education Group	312	6
Diamond Resorts International*	263	6
DineEquity	99	8
Dorman Products*	149	8
DreamWorks Animation SKG, Cl A*	439	18
Drew Industries	141	11
E.W. Scripps, Cl A*	328	6
Eldorado Resorts*	228	3
Entercom Communications, Cl A	212	3
Entravision Communications, Cl A	432	3
Eros International PLC (Isle of Man)*	221	3
Ethan Allen Interiors	171	6
EVINE Live*	331	1
Express*	476	7
Federal-Mogul Holdings*	190	2
Fiesta Restaurant Group*	116	3
Finish Line, Cl A	304	6
Five Below*	316	13
Flexsteel Industries	19	1
Fox Factory Holding*	115	2
Francesca’s Holdings*	280	3
Fred’s, Cl A	246	4
FTD*	82	2
Genesco*	128	8
Gentherm*	209	8
G-III Apparel Group*	212	8
Global Eagle Entertainment*	184	1
Grand Canyon Education*	278	12
Gray Television*	388	5
Green Brick Partners*	181	1
Group 1 Automotive	115	7
Guess?	303	5
Haverty Furniture	73	1
Helen of Troy (Bermuda)*	165	17
Hemisphere Media Group*	124	1
Hibbett Sports*	149	5
Horizon Global*	103	1
Houghton Mifflin Harcourt*	635	11
Hovnanian Enterprises, Cl A*	760	1
HSN	191	10
Iconix Brand Group*	362	3
Installed Building Products*	88	3
International Speedway, Cl A	171	6
Interval Leisure Group	573	8
iRobot*	176	7
Isle of Capri Casinos*	173	3
Jack in the Box	199	17
JAKKS Pacific*	196	1
Johnson Outdoors, Cl A	57	1
K12*	250	3
KB Home	464	6
Kirkland’s*	113	1
Krispy Kreme Doughnuts*	417	9
La Quinta Holdings*	485	6
Lands’ End*	46	1
La-Z-Boy	308	8
LGI Homes*	95	3
Libbey	138	2

See Notes to Financial Statements.

1

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — continued
Consumer Discretionary — continued
LifeLock*	492	$ 6
Lithia Motors, Cl A	116	10
Loral Space & Communications*	76	3
Lumber Liquidators Holdings*	209	3
M/I Homes*	154	3
Malibu Boats*	142	2
MarineMax*	171	3
Marriott Vacations Worldwide	139	8
Mattress Firm Holding*	95	3
MDC Holdings	246	6
MDC Partners, Cl A (Canada)	246	4
Media General*	573	10
Meredith	214	11
Meritage Homes*	218	8
Metaldyne Performance Group	95	2
Modine Manufacturing*	214	2
Monarch Casino & Resort*	92	2
Monro Muffler Brake	190	12
Morgans Hotel Group*	76	–
Motorcar Parts of America*	117	3
Movado Group	113	2
National CineMedia	381	6
Nautilus*	209	4
New Media Investment Group	274	5
New York Times, Cl A	778	9
Nexstar Broadcasting Group, Cl A	184	10
Nutrisystem	146	4
Ollie’s Bargain Outlet Holdings*	85	2
Outerwall	113	5
Overstock.com*	102	2
Oxford Industries	69	4
Papa John’s International	165	10
Papa Murphy’s Holdings*	112	1
Penn National Gaming*	486	8
Perry Ellis International*	30	1
PetMed Express	149	3
Pier 1 Imports	626	3
Pinnacle Entertainment*	344	4
Planet Fitness, Cl A*	128	2
Pool	244	22
Popeyes Louisiana Kitchen*	142	8
Reading International, Cl A*	156	2
Red Robin Gourmet Burgers*	63	3
Regis*	253	3
Rent-A-Center	245	3
Restoration Hardware Holdings*	183	6
Ruby Tuesday*	181	1
Ruth’s Hospitality Group	246	4
Saga Communications, Cl A	38	2
Scholastic	171	7
Scientific Games, Cl A*	330	3
SeaWorld Entertainment	340	6
Select Comfort*	304	7
Shake Shack, Cl A*	43	2
Shoe Carnival	113	3
Shutterfly*	210	10
Sinclair Broadcast Group, Cl A	382	12
Smith & Wesson Holding*	325	8
Sonic	292	9
Sonic Automotive, Cl A	220	4
Sotheby’s	330	10
Speedway Motorsports	106	2

	Number of Shares	Value (000)

Stage Stores	205	$ 1
Standard Motor Products	133	5
Stein Mart	111	1
Steven Madden*	328	11
Stoneridge*	87	1
Strattec Security	6	–
Strayer Education*	44	2
Sturm Ruger	113	7
Superior Industries International	151	4
Tailored Brands	285	4
Taylor Morrison Home, Cl A*	212	3
Tenneco*	328	18
Texas Roadhouse	384	17
Tile Shop Holdings*	194	4
Tilly’s, Cl A*	120	1
Time	645	10
Tower International	146	3
Townsquare Media, Cl A*	111	1
TRI Pointe Group*	803	9
Tribune Publishing	219	3
Tuesday Morning*	285	2
Tumi Holdings*	341	9
Unifi*	108	3
Universal Electronics*	92	6
Vail Resorts	203	27
Vera Bradley*	149	2
Vince Holding*	284	2
Vitamin Shoppe*	165	5
VOXX International*	153	1
Weight Watchers International*	190	3
William Lyon Homes, Cl A*	105	2
Winmark	22	2
Winnebago Industries	190	4
Wolverine World Wide	601	11
World Wrestling Entertainment, Cl A	203	4
ZAGG*	238	1
Zumiez*	137	2

		1,216

Consumer Staples — 3.3%
Alico	34	1
Andersons	144	5
B&G Foods	324	14
Boston Beer, Cl A*	45	7
Calavo Growers	95	5
Cal-Maine Foods	171	8
Casey’s General Stores	207	25
Central Garden and Pet, Cl A*	268	5
Chefs’ Warehouse*	67	1
Coca-Cola Bottling	23	3
Darling Ingredients*	899	14
Dean Foods	546	10
Elizabeth Arden*	95	1
Fresh Del Monte Produce (Cayman Islands)	205	11
HRG Group*	374	5
Ingles Markets, Cl A	54	2
Inter Parfums	113	3
J&J Snack Foods	75	8
John B Sanfilippo & Son*	56	3
Lancaster Colony	107	13
Landec*	83	1
Medifast	91	3

See Notes to Financial Statements.

2

	Number of Shares	Value (000)

COMMON STOCKS — continued
Consumer Staples — continued
MGP Ingredients	84	$ 3
Natural Health Trends	62	2
Nutraceutical International*	74	2
Omega Protein*	149	3
Post Holdings*	326	25
PriceSmart	98	9
Sanderson Farms	132	12
Seaboard*	2	6
Snyder’s-Lance	361	11
SpartanNash	234	7
SUPERVALU*	1,320	6
Tootsie Roll Industries	126	4
TreeHouse Foods*	301	28
United Natural Foods*	257	9
Universal	134	7
USANA Health Sciences*	37	4
Vector Group	426	9
Village Super Market, Cl A	67	2
WD-40	86	9
Weis Markets	76	4

		310

Energy — 2.6%
Abraxas Petroleum*	1,240	1
Alon USA Energy	74	1
Approach Resources*	480	1
Archrock	340	3
Atwood Oceanics	471	5
Basic Energy Services*	201	–
Bill Barrett*	372	3
Bonanza Creek Energy*	187	–
Bristow Group	209	3
C&J Energy Services (Bermuda)*	285	–
Callon Petroleum*	587	7
CARBO Ceramics	115	1
Carrizo Oil & Gas*	302	12
Clayton Williams Energy*	37	1
Clean Energy Fuels*	437	1
Cloud Peak Energy*	784	2
Contango Oil & Gas*	61	1
Delek US Holdings	349	5
DHT Holdings (Marshall Islands)	368	2
Energy XXI (Bermuda)	551	–
Era Group*	133	1
EXCO Resources*	1,389	1
Exterran*	170	2
Forum Energy Technologies*	387	6
Frontline (Bermuda)	208	2
GasLog (Bermuda)	279	3
Gastar Exploration*	131	–
Gener8 Maritime (Marshall Islands)*	200	1
Geospace Technologies*	113	2
Green Plains	239	4
Gulfmark Offshore, Cl A*	326	1
Halcon Resources*	276	–
Hallador Energy	199	1
Helix Energy Solutions Group*	650	5
Hornbeck Offshore Services*	217	2
ION Geophysical*	130	1
Key Energy Services*	770	–
Matador Resources*	423	10

	Number of Shares	Value (000)

Matrix Service*	100	$ 2
McDermott International (Panama)*	1,441	7
Natural Gas Services Group*	95	2
Navios Maritime Acquisition (Marshall Islands)	842	2
Newpark Resources*	549	3
Nordic American Tankers (Bermuda)	471	7
North Atlantic Drilling (Bermuda)*	235	1
Northern Oil and Gas*	263	1
Oasis Petroleum*	922	9
Oil States International*	302	10
Pacific Ethanol*	203	1
Panhandle Oil and Gas, Cl A	137	2
Par Pacific Holdings*	41	1
Parker Drilling*	760	2
Parsley Energy, Cl A*	651	17
PDC Energy*	241	14
Penn Virginia*	487	–
PHI*	107	2
Pioneer Energy Services*	402	1
Renewable Energy Group*	159	1
REX American Resources*	47	3
Rex Energy*	1,247	1
RigNet*	76	1
RSP Permian*	340	11
Sanchez Energy*	361	3
Scorpio Tankers (Marshall Islands)	859	5
SEACOR Holdings*	98	6
SemGroup,ClA	247	8
Seventy Seven Energy*	4,372	–
Ship Finance International (Bermuda)	365	6
Stone Energy*	304	–
Synergy Resources*	677	4
Teekay Tankers, Cl A (Marshall Islands)	530	2
Tesco (Canada)	209	2
TETRA Technologies*	295	2
Triangle Petroleum*	1,802	–
U.S. Silica Holdings	328	9
Ultra Petroleum (Canada)*	1,024	1
W&T Offshore*	234	–
Western Refining	358	8

		248

Financials — 25.8%
1st Source	109	4
Acadia Realty Trust REIT	376	13
AG Mortgage Investment Trust REIT	206	3
Agree Realty REIT	133	6
Alexander & Baldwin	285	11
Alexander’s REIT	13	5
Altisource Asset Management (United States Virgin Islands)*	41	1
Altisource Portfolio Solutions SA (Luxembourg)*	99	3
Altisource Residential REIT	292	3
Ambac Financial Group*	275	5
American Assets Trust REIT	209	8
American Capital Mortgage Investment REIT	311	5
American Equity Investment Life Holding	484	8
Ameris Bancorp	171	5
AMERISAFE	117	7
Ames National	85	2
Anworth Mortgage Asset REIT	746	3
Apollo Commercial Real Estate Finance REIT	294	5

See Notes to Financial Statements.

3

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — continued
Financials — continued
Ares Commercial Real Estate REIT	162	$ 2
Argo Group International Holdings (Bermuda)	188	10
Arlington Asset Investment, Cl A	113	1
ARMOUR Residential REIT	227	4
Arrow Financial	95	3
Ashford Hospitality Trust REIT	308	2
Associated Capital Group, Cl A*	37	1
Astoria Financial	549	9
Banc of California	281	6
BancFirst	48	3
Banco Latinoamericano de Comercio
Exterior SA, Cl E (Panama)	190	5
Bancorp*	227	2
BancorpSouth	568	14
Bank Mutual	361	3
Bank of Marin Bancorp	47	2
Bank of the Ozarks	409	16
BankFinancial	168	2
Banner	121	5
BBCN Bancorp	494	8
Beneficial Bancorp*	501	7
Berkshire Hills Bancorp	171	5
BGC Partners, Cl A	914	8
Blue Hills Bancorp	99	1
BNC Bancorp	145	3
BofI Holding*	314	6
Boston Private Financial Holdings	511	6
Bridge Bancorp	93	3
Brookline Bancorp	475	6
Bryn Mawr Bank	95	3
C1 Financial*	62	1
Calamos Asset Management, Cl A	11	–
Camden National	58	2
Capital Bank Financial, Cl A	137	4
Capital City Bank Group	106	2
Capitol Federal Financial	848	12
Capstead Mortgage REIT	572	6
Cardinal Financial	209	5
CareTrust REIT	271	4
Cash America International	159	6
Cathay General Bancorp	475	15
Cedar Realty Trust REIT	531	4
CenterState Banks	246	4
Central Pacific Financial	127	3
Century Bancorp, Cl A	37	2
Charter Financial	158	2
Chatham Lodging Trust REIT	197	4
Chemical Financial	190	7
Chesapeake Lodging Trust REIT	315	8
Citizens*	340	3
Citizens & Northern	102	2
City Holding	104	5
Clifton Bancorp	194	3
CNB Financial	127	2
CNO Financial Group	1,051	21
CoBiz Financial	267	3
Cohen & Steers	120	5
Colony Capital, Cl A REIT	622	11
Colony Starwood Homes REIT	197	5
Columbia Banking System	324	10
Community Bank System	246	10

	Number of Shares	Value (000)

Community Trust Bancorp	104	$ 4
ConnectOne Bancorp	165	3
Consolidated-Tomoka Land	38	2
CoreSite Realty REIT	133	10
Cousins Properties REIT	1,202	13
Cowen Group, Cl A*	811	3
Crawford,Cl B	291	2
CU Bancorp*	95	2
CubeSmart REIT	984	31
Customers Bancorp*	171	5
CVB Financial	568	10
CyrusOne REIT	417	21
CYS Investments REIT	955	8
DCT Industrial Trust REIT	475	20
Diamond Hill Investment Group*	21	4
DiamondRock Hospitality REIT*	1,031	9
Dime Community Bancshares	227	4
DuPont Fabros Technology REIT	364	15
Dynex Capital REIT	399	3
Eagle Bancorp*	176	9
Easterly Government Properties	117	2
EastGroup Properties REIT	183	12
Education Realty Trust REIT	368	16
eHealth*	108	1
EMC Insurance Group	72	2
Employers Holdings	205	6
Encore Capital Group*	173	5
Enova International*	265	2
Enstar Group (Bermuda)*	52	8
Enterprise Financial Services	134	4
EPR Properties REIT	322	23
Equity One REIT	414	12
Essent Group (Bermuda)*	339	7
EverBank Financial	543	8
Evercore Partners, Cl A	175	9
Ezcorp, Cl A*	390	3
Farmers Capital Bank	68	2
FBL Financial Group, Cl A	67	4
FCB Financial Holdings, Cl A*	175	6
Federal Agricultural Mortgage, Cl C	76	3
Federated National Holding	102	2
FelCor Lodging Trust REIT	798	5
Fidelity & Guaranty Life	99	2
Fidelity Southern	60	1
Fifth Street Asset Management	216	1
Financial Engines	300	8
Financial Institutions	113	3
First American Financial	606	23
First Bancorp	149	3
First Bancorp	98	2
First BanCorp (Puerto Rico)*	708	3
First Busey	177	4
First Business Financial Services	77	2
First Cash Financial Services	171	7
First Commonwealth Financial	566	5
First Community Bancshares	142	3
First Connecticut Bancorp	142	2
First Defiance Financial	68	3
First Financial	89	3
First Financial Bancorp	351	7
First Financial Bankshares	381	13
First Industrial Realty Trust REIT	645	16

See Notes to Financial Statements.

4

	Number of Shares	Value (000)

COMMON STOCKS — continued
Financials — continued
First Interstate BancSystem, Cl A	113	$ 3
First Merchants	230	6
First Midwest Bancorp	475	9
First NBC Bank Holding*	74	1
First of Long Island	87	3
First Potomac Realty Trust REIT	241	2
FirstMerit	942	21
Flagstar Bancorp*	149	4
Flushing Financial	205	4
FNB	1,165	16
Forestar Group*	227	3
Franklin Street Properties REIT	568	6
FRP Holdings*	58	2
Fulton Financial	916	13
GAIN Capital Holdings	69	–
GAMCO Investors, Cl A	37	1
GEO Group REIT	424	14
German American Bancorp	95	3
Getty Realty REIT	167	3
Glacier Bancorp	437	12
Global Indemnity PLC*	71	2
Government Properties Income Trust REIT	362	7
Gramercy Property Trust REIT	2,382	21
Great Southern Bancorp	38	1
Great Western Bancorp	250	9
Green Dot, Cl A*	209	5
Greenhill	129	3
Greenlight Capital Re (Cayman Islands)*	175	4
Guaranty Bancorp	133	2
Hallmark Financial Services*	142	1
Hancock Holding	446	12
Hanmi Financial	209	5
HCI Group	67	2
Healthcare Realty Trust REIT	567	18
Heartland Financial USA	113	4
Heritage Commerce	63	1
Heritage Financial	199	4
Heritage Insurance Holdings	82	1
Heritage Oaks Bancorp	198	2
Hersha Hospitality Trust REIT	218	4
HFF, Cl A	209	7
Highwoods Properties REIT	531	26
Hilltop Holdings*	444	9
Hingham Institution For Savings	13	2
Home BancShares	324	14
Horace Mann Educators	247	8
Houlihan Lokey	96	2
Hudson Pacific Properties REIT	390	11
IBERIABANK	194	12
Impac Mortgage Holdings*	84	1
Independence Holding	80	1
Independent Bank	172	3
Independent Bank	149	7
Independent Bank Group	68	3
Infinity Property & Casualty	76	6
International Bancshares	328	9
INTL. FCStone*	109	3
Invesco Mortgage Capital REIT	667	10
Investment Technology Group	217	4
Investors Bancorp	1,858	22
Investors Real Estate Trust REIT	664	4
iStar REIT*	531	5

	Number of Shares	Value (000)

James River Group Holdings (Bermuda)	86	$ 3
Janus Capital Group	863	13
JG Wentworth, Cl A*	448	–
Kansas City Life Insurance	34	1
KCG Holdings, Cl A*	244	3
Kearny Financial	582	8
Kemper	243	8
Kennedy-Wilson Holdings	467	10
Kite Realty Group Trust	496	13
Lakeland Bancorp	279	3
Lakeland Financial	113	6
LaSalle Hotel Properties REIT	587	14
LegacyTexas Financial Group	246	7
LendingTree*	25	2
Lexington Realty Trust REIT	1,131	11
LTC Properties REIT	217	10
Maiden Holdings (Bermuda)	345	5
MainSource Financial Group	149	3
Marcus & Millichap*	105	3
MarketAxess Holdings	209	29
Marlin Business Services	72	1
MB Financial	386	14
MBIA*	728	5
Medical Properties Trust REIT	1,350	20
Medley Management, Cl A	140	1
Mercantile Bank	120	3
Meridian Bancorp	234	4
MGIC Investment*	1,963	14
MidWestOne Financial Group	65	2
Moelis, Cl A	108	3
Monmouth Real Estate Investment REIT	340	4
National Bank Holdings, Cl A	200	4
National Bankshares	61	2
National General Holdings	246	5
National Health Investors REIT	219	15
National Storage Affiliates Trust	163	3
National Western Life Group, Cl A	16	3
Navigators Group*	68	6
NBT Bancorp	267	8
Nelnet, Cl A	148	5
New Residential Investment REIT	1,180	16
New York Mortgage Trust REIT	500	3
New York REIT	919	8
NewStar Financial*	190	2
Northfield Bancorp	311	5
Northwest Bancshares	589	9
Ocwen Financial*	678	1
OFG Bancorp (Puerto Rico)	306	3
Old National Bancorp	787	10
OM Asset Management PLC (United Kingdom)	175	3
One Liberty Properties REIT	102	2
OneBeacon Insurance Group, Cl A (Bermuda)	69	1
Oppenheimer Holdings, Cl A	10	–
Opus Bank	57	2
Oritani Financial	281	5
Park National	76	7
Park Sterling	361	3
Parkway Properties REIT	431	8
Pebblebrook Hotel Trust REIT	409	10
Penns Woods Bancorp	40	2
Pennsylvania Real Estate Investment Trust REIT	340	7
PennyMac Financial Services, Cl A*	120	2

See Notes to Financial Statements.

5

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — continued
Financials — continued
PennyMac Mortgage Investment Trust REIT	437	$ 7
People’s Utah Bancorp	58	1
PHH*	268	4
Physicians Realty Trust	787	15
PICO Holdings*	149	1
Pinnacle Financial Partners	214	11
Piper Jaffray*	89	4
Potlatch REIT	235	8
PRA Group*	288	8
Preferred Apartment Communities	180	3
Preferred Bank	95	3
Primerica	279	16
PrivateBancorp	412	18
Prosperity Bancshares	407	22
Provident Financial Services	381	8
PS Business Parks REIT	113	11
Pzena Investment Management, Cl A	176	2
QTS Realty Trust, Cl A REIT	166	9
Radian Group	1,077	13
RAIT Financial Trust REIT	746	2
Ramco-Gershenson Properties Trust REIT	417	8
RCS Capital, Cl A* (A)	2,337	–
RE/MAX Holdings, Cl A	87	4
Redwood Trust REIT	503	7
Regional Management*	102	2
Renasant	238	8
Resource Capital REIT	134	2
Retail Opportunity Investments REIT	581	12
Rexford Industrial Realty	402	8
RLI	245	16
RLJ Lodging Trust REIT	719	15
RMR Group, Cl A	67	2
Rouse Properties REIT	243	4
Ryman Hospitality Properties REIT	252	12
S&T Bancorp	162	4
Sabra Health Care REIT	317	7
Safeguard Scientifics*	149	2
Safety Insurance Group	88	5
Sandy Spring Bancorp	171	5
Saul Centers REIT	58	3
Seacoast Banking Corp of Florida*	176	3
Select Income REIT	337	8
Selective Insurance Group	326	12
ServisFirst Bancshares	145	8
Sierra Bancorp	115	2
Simmons First National, Cl A	143	7
South State	144	10
Southside Bancshares	184	5
Southwest Bancorp	147	2
Sovran Self Storage REIT	222	24
St. Joe*	361	6
STAG Industrial REIT	336	7
State Bank Financial	227	5
Sterling Bancorp	699	12
Stewart Information Services	106	4
Stifel Financial*	381	14
Stock Yards Bancorp	142	4
Stonegate Bank	83	3
STORE Capital REIT	253	6
Summit Hotel Properties REIT	555	6
Sun Communities REIT	300	21
Sunstone Hotel Investors REIT	1,209	15

	Number of Shares	Value (000)

Talmer Bancorp, Cl A	329	$ 7
Tejon Ranch*	95	2
Terreno Realty	273	7
Territorial Bancorp	72	2
Texas Capital Bancshares*	270	14
Third Point Reinsurance (Bermuda)*	383	4
Tompkins Financial	95	6
Towne Bank	287	6
TriCo Bancshares	149	4
TriState Capital Holdings*	201	3
Triumph Bancorp*	123	2
TrustCo Bank	645	4
Trustmark	399	10
UMB Financial	221	13
Umpqua Holdings	1,191	19
Union Bankshares	274	7
United Bankshares	397	16
United Community Banks	285	6
United Community Financial	423	3
United Development Funding IV REIT (A) (B)	204	1
United Financial Bancorp	336	4
United Fire Group	135	6
United Insurance Holdings	136	2
Universal Health Realty Income Trust REIT	84	4
Universal Insurance Holdings	203	4
Univest Corporation of Pennsylvania	133	3
Urban Edge Properties REIT	520	14
Urstadt Biddle Properties, Cl A REIT	166	4
Virtu Financial, Cl A	62	1
Virtus Investment Partners	37	3
Walker & Dunlop*	168	4
Walter Investment Management*	227	1
Washington Federal	542	14
Washington Real Estate Investment Trust REIT	412	12
Washington Trust Bancorp	95	4
Waterstone Financial	197	3
Webster Financial	518	20
WesBanco	184	6
West Bancorporation	136	3
Westamerica Bancorporation	161	8
Western Alliance Bancorp*	494	19
Western Asset Mortgage Capital REIT	158	1
Westwood Holdings Group	48	3
Wilshire Bancorp	456	5
Wintrust Financial	263	14
WisdomTree Investments	633	8
World Acceptance*	55	2
WSFS Financial	189	7
Yadkin Financial	206	5

		2,427

Healthcare — 13.3%
Abaxis	139	6
ABIOMED*	234	23
ACADIA Pharmaceuticals*	448	16
Acceleron Pharma*	115	4
Accuray*	511	3
Aceto	126	3
Achillion Pharmaceuticals*	637	6
Acorda Therapeutics*	261	7
Adamas Pharmaceuticals*	62	1
Adeptus Health, Cl A*	45	3

See Notes to Financial Statements.

6

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Aduro Biotech*	32	$ –
Adverum Biotechnologies*	50	–
Aegerion Pharmaceuticals*	204	–
Agenus*	397	2
Air Methods*	227	8
Albany Molecular Research*	84	1
Alder Biopharmaceuticals*	123	4
Almost Family*	57	2
AMAG Pharmaceuticals*	215	5
Amedisys*	176	9
AMN Healthcare Services*	285	11
Amphastar Pharmaceuticals*	104	2
Amsurg*	301	23
Anacor Pharmaceuticals*	233	23
Analogic	76	6
AngioDynamics*	190	2
ANI Pharmaceuticals*	63	3
Anika Therapeutics*	95	5
Antares Pharma*	675	1
Ardelyx*	82	1
Arena Pharmaceuticals*	1,299	2
ARIAD Pharmaceuticals*	987	9
Array BioPharma*	781	3
Arrowhead Pharmaceuticals*	294	2
Atara Biotherapeutics*	92	2
AtriCure*	108	2
Atrion	10	4
BioCryst Pharmaceuticals*	301	1
BioDelivery Sciences International*	138	–
BioScrip*	362	1
BioSpecifics Technologies*	6	–
Calithera Biosciences*	5	–
Cambrex*	189	9
Cantel Medical	204	14
Cardiovascular Systems*	139	2
Catalent*	494	14
Celldex Therapeutics*	540	2
Cempra*	148	3
Cepheid*	407	11
Cerus*	638	4
Chemed	99	13
ChemoCentryx*	166	1
Chimerix*	207	1
Civitas Solutions*	30	1
Clovis Oncology*	142	2
Computer Programs & Systems	76	3
Concert Pharmaceuticals*	28	–
CONMED	166	7
Connecture*	72	–
Corcept Therapeutics*	429	3
CorVel*	65	3
Cross Country Healthcare*	227	3
CryoLife	89	1
CTI BioPharma*	961	–
Cynosure, Cl A*	144	7
Depomed*	356	7
Diplomat Pharmacy*	223	7
Dyax* (A) (B)	828	1
Dynavax Technologies*	160	3
Eagle Pharmaceutical*	54	3
Editas Medicine*	59	2
Emergent BioSolutions*	187	8

	Number of Shares	Value (000)

Enanta Pharmaceuticals*	106	$ 3
Endocyte*	189	1
Endologix*	399	5
Ensign Group	253	5
Esperion Therapeutics*	71	1
Exact Sciences*	479	3
Exactech*	76	2
ExamWorks Group*	201	7
Exelixis*	1,262	8
FibroGen*	282	5
Five Prime Therapeutics*	141	6
Fluidigm*	184	2
Genesis Healthcare*	67	–
GenMark Diagnostics*	229	2
Genomic Health*	124	3
Geron*	893	3
Globus Medical, Cl A*	390	9
Greatbatch*	116	4
Haemonetics*	304	9
Halozyme Therapeutics*	549	6
Halyard Health*	230	7
HealthEquity*	219	6
HealthSouth	521	21
HealthStream*	133	3
Healthways*	218	3
HeartWare International*	95	3
HMS Holdings*	510	8
ICU Medical*	84	9
Idera Pharmaceuticals*	227	–
Immune Design*	76	1
ImmunoGen*	531	3
Immunomedics*	714	3
Impax Laboratories*	417	14
INC Research Holdings, Cl A*	87	4
Infinity Pharmaceuticals*	336	2
Innoviva	479	5
Inogen*	67	3
Inovio Pharmaceuticals*	466	5
Insmed*	282	3
Insulet*	324	10
Insys Therapeutics*	168	3
Integra LifeSciences Holdings*	148	11
Intersect ENT*	103	1
Intra-Cellular Therapies*	131	5
Invacare	224	2
Ironwood Pharmaceuticals*	663	8
K2M Group Holdings*	87	1
Keryx Biopharmaceuticals*	501	3
Kindred Healthcare	427	5
Kite Pharma*	176	9
La Jolla Pharmaceutical*	31	1
Landauer	67	3
Lannett*	172	4
LeMaitre Vascular	113	2
Lexicon Pharmaceuticals*	244	3
LHC Group*	54	2
Ligand Pharmaceuticals*	103	12
LivaNova PLC (United Kingdom)*	232	11
Luminex*	271	6
MacroGenics*	139	4
Magellan Health*	143	9
MannKind*	1,198	1

See Notes to Financial Statements.

7

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — continued
Healthcare — continued
Masimo*	256	$13
Medicines*	381	14
Medidata Solutions*	314	14
Meridian Bioscience	246	5
Merit Medical Systems*	285	5
Merrimack Pharmaceuticals*	602	4
MiMedx Group*	675	5
Molina Healthcare*	200	10
Momenta Pharmaceuticals*	336	4
Myriad Genetics*	391	13
National HealthCare	68	4
National Research, Cl A	115	2
Natus Medical*	198	6
Nektar Therapeutics*	759	12
Neogen*	214	11
NeoGenomics*	387	3
Neurocrine Biosciences*	473	24
Nevro*	89	6
NewLink Genetics*	148	2
Nobilis Health (Canada)*	422	1
Novavax*	1,481	9
NuVasive*	270	15
Nuvectra*	139	1
NxStage Medical*	383	7
Omeros*	224	3
Omnicell*	221	7
Ophthotech*	137	7
OraSure Technologies*	409	3
Orexigen Therapeutics*	859	–
Orthofix International NV (Curacao)*	128	6
Osiris Therapeutics*	198	1
Otonomy*	49	1
OvaScience*	116	1
Owens & Minor	367	14
Pacific Biosciences of California*	380	4
Pacira Pharmaceuticals*	201	9
PAREXEL International*	309	19
PDL BioPharma	1,091	4
Penumbra*	40	2
Pernix Therapeutics Holdings*	551	–
Pfenex*	126	1
PharMerica*	190	5
Phibro Animal Health, Cl A	62	1
PRA Health Sciences*	124	6
Press Ganey Holdings*	80	3
Prestige Brands Holdings*	303	16
Progenics Pharmaceuticals*	562	3
Prothena PLC (Ireland)*	187	9
Providence Service*	80	4
PTC Therapeutics*	194	2
Quality Systems	316	4
Quidel*	201	3
Radius Health*	160	6
RadNet*	307	2
Raptor Pharmaceutical*	389	2
REGENXBIO*	52	1
Relypsa*	200	4
Repligen*	194	5
Retrophin*	163	3
Rigel Pharmaceuticals*	745	2
Rockwell Medical*	285	3
RTI Biologics*	501	2

	Number of Shares	Value (000)

Sage Therapeutics*	75	$ 2
Sagent Pharmaceuticals*	106	1
Sangamo BioSciences*	432	3
Sarepta Therapeutics*	257	5
SciClone Pharmaceuticals*	328	5
SeaSpine Holdings*	48	1
Select Medical Holdings*	638	8
Sequenom*	1,108	1
Sientra*	159	1
Spark Therapeutics*	54	3
Spectranetics*	257	5
STAAR Surgical*	246	1
STERIS PLC (United Kingdom)	470	33
Sucampo Pharmaceuticals, Cl A*	189	2
Supernus Pharmaceuticals*	224	4
Surgical Care Affiliates*	136	6
SurModics*	106	2
Synergy Pharmaceuticals*	337	1
Synta Pharmaceuticals*	2,549	1
Team Health Holdings*	409	20
Teligent*	99	1
TESARO*	133	6
TG Therapeutics*	210	2
TherapeuticsMD*	694	6
Theravance Biopharma*	192	4
Threshold Pharmaceuticals*	2,415	1
Tobira Therapeutics*	68	1
Triple-S Management, Cl B (Puerto Rico)*	150	3
Trupanion*	139	2
U.S. Physical Therapy	84	5
Ultragenyx Pharmaceutical*	200	15
Unilife*	61	–
Universal American*	314	3
Utah Medical Products	35	2
Vascular Solutions*	120	5
Verastem*	718	1
VIVUS*	204	–
Vocera Communications*	206	2
WellCare Health Plans*	249	25
West Pharmaceutical Services	399	30
Wright Medical Group NV (Netherlands)*	455	9
XenoPort*	436	3
XOMA*	467	–
Zeltiq Aesthetics*	193	6
ZIOPHARM Oncology*	581	5
Zogenix*	80	1

		1,245

Industrials — 13.0%
AAON	263	7
AAR	244	6
ABM Industries	340	12
Acacia Research	218	1
ACCO Brands*	729	7
Accuride*	681	1
Actuant, Cl A	354	10
Advanced Drainage Systems	153	4
Advisory Board*	229	8
Aegion*	243	5
Aerojet Rocketdyne Holdings*	381	7
Aerovironment*	116	3
Aircastle (Bermuda)	390	8

See Notes to Financial Statements.

8

	Number of Shares	Value (000)

COMMON STOCKS — continued
Industrials — continued
Alamo Group	47	$ 3
Albany International, Cl A	175	7
Allegiant Travel	68	9
Allied Motion Technologies	61	1
Altra Industrial Motion	171	5
American Railcar Industries	38	1
American Science & Engineering	28	1
American Woodmark*	80	6
Apogee Enterprises	176	8
Applied Industrial Technologies	238	11
ARC Document Solutions*	317	1
ArcBest	119	2
Argan	93	3
Astec Industries	124	7
Astronics*	141	5
Atlas Air Worldwide Holdings*	158	7
AZZ	149	9
Barnes Group	321	11
Barrett Business Services	13	–
Beacon Roofing Supply*	294	13
BMC Stock Holdings*	249	5
Brady, Cl A	285	9
Briggs & Stratton	274	6
Brink’s	285	8
Builders FirstSource*	304	4
CAI International*	116	1
CBIZ*	339	4
CEB	190	12
Chart Industries*	201	5
CIRCOR International	108	6
Civeo (Canada)*	1,023	2
CLARCOR	287	17
Columbus McKinnon	133	2
Comfort Systems USA	227	7
Commercial Vehicle Group*	381	1
Continental Building Products*	204	5
CRA International*	84	2
Cubic	123	5
Curtiss-Wright	253	21
Deluxe	288	19
DigitalGlobe*	395	8
Douglas Dynamics	161	3
DXP Enterprises*	15	–
Dycom Industries*	193	16
Eagle Bulk Shipping (Marshall Islands)*	522	–
Echo Global Logistics*	133	3
EMCOR Group	361	17
Encore Wire	123	5
EnerSys	252	15
Engility Holdings*	113	3
Ennis	190	3
EnPro Industries	127	6
ESCO Technologies	171	7
Essendant	232	7
Esterline Technologies*	168	11
ExOne*	113	1
Exponent	158	9
Federal Signal	399	5
Forward Air	190	9
Franklin Covey*	106	2
Franklin Electric	285	10
FreightCar America	113	2

	Number of Shares	Value (000)

FTI Consulting*	244	$10
G&K Services, Cl A	119	9
Generac Holdings*	399	15
General Cable	235	3
Gibraltar Industries*	209	6
Global Brass & Copper Holdings	149	4
Gorman-Rupp	130	4
GP Strategies*	98	2
Graham	92	2
Granite Construction	234	10
Great Lakes Dredge & Dock*	417	2
Greenbrier	165	5
Griffon	216	4
H&E Equipment Services	190	4
Hawaiian Holdings*	280	11
Healthcare Services Group	417	16
Heartland Express	313	6
HEICO	114	8
Heidrick & Struggles International	133	2
Herman Miller	341	11
Hillenbrand	368	11
HNI	271	12
Hub Group, Cl A*	216	9
Hurco	62	2
Huron Consulting Group*	130	8
Hyster-Yale Materials Handling	68	4
ICF International*	133	5
InnerWorkings*	65	1
Insperity	103	7
Insteel Industries	133	4
Interface	407	7
John Bean Technologies	175	11
Kadant	82	4
Kaman	171	7
Kelly Services, Cl A	171	3
KEYW Holding*	206	2
Kforce	94	2
Kimball International, Cl B	127	1
Knight Transportation	357	9
Knoll	295	7
Korn/Ferry International	250	7
LB Foster, Cl A	97	1
Lindsay	71	5
LSI Industries	210	2
Lydall*	123	5
Marten Transport	171	3
Masonite International (Canada)*	176	12
MasTec*	383	9
Matson	215	7
Matthews International, Cl A	178	10
McGrath RentCorp	118	3
Meritor*	592	5
Mistras Group*	113	3
Mobile Mini	279	10
Moog, Cl A*	221	12
MRC Global*	614	9
MSA Safety	171	9
Mueller Industries	340	11
Mueller Water Products, Cl A	956	11
Multi-Color	80	5
MYR Group*	149	4
National Presto Industries	37	3

See Notes to Financial Statements.

9

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — continued
Industrials — continued
Navigant Consulting*	324	$ 5
NCI Building Systems*	106	2
NN	133	2
Nortek*	58	3
Northwest Pipe*	61	1
Novanta (Canada)*	220	3
Omega Flex	37	1
On Assignment*	305	11
PAM Transportation Services*	31	1
Park-Ohio Holdings	58	2
Patrick Industries*	89	5
PGT*	267	3
Powell Industries	28	1
Primoris Services	176	4
Proto Labs*	136	9
Quad/Graphics	171	3
Quanex Building Products	176	3
Raven Industries	161	3
RBC Bearings*	133	10
Resources Connection	270	4
Rexnord*	576	12
Roadrunner Transportation Systems*	212	2
RPX*	216	2
Rush Enterprises, Cl A*	160	4
Safe Bulkers (Marshall Islands)	1,155	1
Saia*	149	4
Simpson Manufacturing	246	10
SkyWest	317	7
SP Plus*	113	3
Standex International	76	7
Steelcase, Cl A	503	8
Sun Hydraulics	133	4
Swift Transportation*	497	8
TAL International Group*	178	3
TASER International*	321	7
Team*	130	4
Teledyne Technologies*	201	20
Tennant	113	6
Tetra Tech	367	11
Textainer Group Holdings (Bermuda)	93	1
Thermon Group Holdings*	221	4
Titan International	324	2
Trex*	178	8
TriMas*	205	3
TriNet Group*	175	4
TrueBlue*	246	5
Tutor Perini*	252	6
Ultrapetrol (Bahamas)*	1,532	–
UniFirst	91	11
Universal Forest Products	123	10
Universal Truckload Services	93	1
US Ecology	138	6
Viad	145	5
Vicor*	87	1
Virgin America*	135	8
VSE	34	2
Wabash National*	423	6
WageWorks*	211	12
Watts Water Technologies, Cl A	171	10
Werner Enterprises	268	7
Wesco Aircraft Holdings*	341	5
West	312	7

	Number of Shares	Value (000)

Woodward	353	$ 20
Xerium Technologies*	108	1
XPO Logistics*	416	12
YRC Worldwide*	198	2

		1,226

Information Technology — 17.8%
ACI Worldwide*	674	14
Actua*	183	2
Acxiom*	447	9
ADTRAN	310	6
Advanced Energy Industries*	245	9
Advanced Micro Devices*	3,736	17
Alarm.com Holdings*	87	2
Alliance Fiber Optic Products*	111	2
Alpha & Omega Semiconductor (Bermuda)*	161	2
Ambarella (Cayman Islands)*	182	8
American Software, Cl A	210	2
Amkor Technology*	742	5
Angie’s List*	308	3
Anixter International*	165	10
Applied Micro Circuits*	475	3
Applied Optoelectronics*	122	1
Aspen Technology*	497	19
AVG Technologies NV (Netherlands)*	249	5
AVX	307	4
Axcelis Technologies*	881	2
Badger Meter	91	7
Bankrate*	431	4
Barracuda Networks*	67	1
Bazaarvoice*	121	–
Bel Fuse, Cl B	115	2
Belden	249	16
Benchmark Electronics*	328	7
Black Box	113	1
Blackbaud	270	17
Blackhawk Network Holdings*	276	10
Blucora*	280	3
Bottomline Technologies*	227	6
Brightcove*	198	1
BroadSoft*	175	8
Brocade Communications Systems	356	3
Brooks Automation	299	3
Cabot Microelectronics	149	6
CACI International, Cl A*	138	14
CalAmp*	227	3
Calix*	304	2
Callidus Software*	285	5
Cardtronics*	266	10
Cascade Microtech*	123	3
Cass Information Systems	80	4
Cavium*	289	14
CEVA*	157	4
Ciber*	608	1
Ciena*	634	11
Cimpress NV (Netherlands)*	190	19
Cirrus Logic*	361	13
Coherent*	139	13
Cohu	199	2
CommVault Systems*	266	12
comScore*	244	8
Comtech Telecommunications	123	3

See Notes to Financial Statements.

10

	Number of Shares	Value (000)

COMMON STOCKS — continued
Information Technology — continued
Convergys	568	$16
Cornerstone OnDemand*	308	12
CPI Card Group	173	1
Cray*	246	8
CSG Systems International	199	8
CTS	227	4
Cvent*	147	5
Daktronics	246	2
Datalink*	208	2
Demandware*	169	8
DHI Group*	311	2
Diebold	385	10
Digi International*	209	2
Diodes*	227	4
DSP Group*	203	2
DTS*	125	3
EarthLink Holdings	446	3
Ebix	163	7
Electro Rent	19	–
Electronics For Imaging*	274	12
Ellie Mae*	166	14
Endurance International Group Holdings*	383	4
EnerNOC*	160	1
Entegris*	853	12
Envestnet*	205	7
EPAM System*	280	21
Epiq Systems	227	3
ePlus*	37	3
Euronet Worldwide*	292	23
Everi Holdings*	534	1
EVERTEC (Puerto Rico)	393	6
Everyday Health*	264	2
Exar*	246	2
ExlService Holdings*	198	10
Extreme Networks*	626	2
Fabrinet (Cayman Islands)*	218	8
Fair Isaac	177	20
Fairchild Semiconductor International*	677	13
FARO Technologies*	116	4
FEI	232	25
Finisar*	562	9
Five9*	209	2
Fleetmatics Group PLC (Ireland)*	223	9
FormFactor*	367	3
Forrester Research	84	3
Gigamon*	157	5
Globant SA (Luxembourg)*	108	4
Glu Mobile*	613	1
GrubHub*	422	11
Guidewire Software*	386	23
Hackett Group	176	3
Harmonic*	616	2
HubSpot*	116	6
II-VI*	331	7
Immersion*	34	–
Imperva*	135	5
inContact*	266	4
Infinera*	676	9
Infoblox*	345	7
Inphi*	209	7
Insight Enterprises*	250	7
Integrated Device Technology*	777	18

	Number of Shares	Value (000)

Interactive Intelligence Group*	95	$ 4
InterDigital	218	13
Internap*	399	1
Intersil, Cl A	782	11
Intralinks Holdings*	285	2
InvenSense*	511	3
Itron*	231	10
Ixia*	262	3
IXYS	66	1
j2 Global	271	18
Jive Software*	87	–
Kimball Electronics*	193	2
Lattice Semiconductor*	782	5
Limelight Networks*	548	1
Lionbridge Technologies*	456	2
Liquidity Services*	212	1
Littelfuse	131	15
LivePerson*	218	2
LogMeIn*	149	9
Luxoft Holding (British Virgin Islands)*	110	7
M/A-COM Technology Solutions Holdings*	144	5
Manhattan Associates*	413	27
ManTech International, Cl A	157	6
Marchex, Cl B	365	1
MAXIMUS	376	22
MaxLinear, Cl A*	323	7
Mentor Graphics	539	12
Mercury Systems*	223	5
Mesa Laboratories	24	2
Methode Electronics	226	7
Microsemi*	621	21
MicroStrategy, Cl A*	55	10
MKS Instruments	316	13
ModusLink Global Solutions*	574	1
MoneyGram International*	255	2
Monolithic Power Systems	226	15
Monotype Imaging Holdings	230	6
Monster Worldwide*	660	2
MTS Systems	66	3
Multi-Fineline Electronix*	85	2
Nanometrics*	184	3
NeoPhotonics*	226	2
NETGEAR*	191	9
NetScout Systems*	534	13
NeuStar, Cl A*	340	8
NIC*	399	8
Nimble Storage*	343	3
NVE	37	2
Oclaro*	724	4
OSI Systems*	121	6
Park Electrochemical	136	2
Paycom Software*	190	8
PC Connection	88	2
PDF Solutions*	213	3
Pegasystems	227	6
Perficient*	227	5
Photronics*	422	4
Plantronics	203	9
Plexus*	209	9
Polycom*	780	9
Power Integrations	171	9
Progress Software*	315	8

See Notes to Financial Statements.

11

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

	Number of Shares	Value (000)

COMMON STOCKS — continued
Information Technology — continued
Proofpoint*	224	$13
PROS Holdings*	139	2
Qlik Technologies*	510	15
QLogic*	506	7
Qualys*	113	4
Quantum*	1,692	1
Quotient Technology*	400	4
Rambus*	700	9
RealPage*	304	7
Reis	80	2
RetailMeNot*	284	2
Rofin-Sinar Technologies*	190	6
Rogers*	115	8
Rovi*	488	8
Rubicon Project*	180	3
Rudolph Technologies*	226	3
Sanmina*	468	13
ScanSource*	164	6
Science Applications International	265	14
SciQuest*	149	3
Seachange International*	69	–
Semtech*	396	9
ServiceSource International*	120	–
ShoreTel*	234	2
Shutterstock*	134	6
Silicon Graphics International*	291	2
Silicon Laboratories*	252	13
Silver Spring Networks*	148	2
Sonus Networks*	360	3
SPS Commerce*	95	5
Stamps.com*	84	8
Super Micro Computer*	176	5
Sykes Enterprises*	249	7
Synaptics*	210	14
Synchronoss Technologies*	218	8
SYNNEX	168	15
Syntel*	186	9
Take-Two Interactive Software*	483	19
Tangoe*	209	2
Tech Data*	206	16
TechTarget*	148	1
Telenav*	27	–
TeleTech Holdings	113	3
Tessera Technologies	315	10
TiVo*	603	6
Travelport Worldwide (Bermuda)	620	8
Travelzoo*	123	1
TTM Technologies*	432	3
TubeMogul*	54	1
Tyler Technologies*	187	29
Ubiquiti Networks*	186	7
Ultra Clean Holdings*	168	1
Ultratech*	189	4
Unisys*	324	3
Universal Display*	234	16
Varonis Systems*	84	2
VASCO Data Security International*	193	3
Veeco Instruments*	235	4
Verint Systems*	315	10
ViaSat*	241	17
VirnetX Holding*	413	2
Virtusa*	160	6

	Number of Shares	Value (000)

Vishay Intertechnology	816	$ 11
Vishay Precision Group*	121	2
Web.com Group*	197	3
WebMD Health*	220	14
Wix.com*	134	4
Xcerra*	361	2
XO Group*	198	3
Xura*	93	2
Zendesk*	298	7
Zix*	527	2

		1,671

Materials — 4.3%
A. Schulman	131	3
AEP Industries	34	2
AK Steel Holding*	1,126	5
American Vanguard*	190	3
Axiall	417	10
Balchem	179	11
Berry Plastics Group*	673	26
Boise Cascade*	249	6
Calgon Carbon	340	5
Carpenter Technology	280	9
Century Aluminum*	365	2
Chase	58	3
Chemtura*	396	11
Clearwater Paper*	116	7
Cliffs Natural Resources*	1,137	5
Coeur Mining*	845	6
Commercial Metals	573	10
Core Molding Technologies*	98	1
Deltic Timber	76	5
Ferro*	449	6
Ferroglobe PLC (United Kingdom)	288	3
Flotek Industries*	355	4
FutureFuel	161	2
H.B. Fuller	294	13
Handy & Harman*	38	1
Hawkins	80	3
Haynes International	41	1
Headwaters*	443	8
Hecla Mining	2,146	9
Innophos Holdings	139	5
Innospec	153	7
Intrepid Potash*	914	1
Kaiser Aluminum	103	9
KapStone Paper and Packaging	514	8
KMG Chemicals	82	2
Koppers Holdings*	133	3
Kraton Performance Polymers*	209	6
Louisiana-Pacific*	836	15
LSB Industries*	163	2
Materion	135	3
Minerals Technologies	201	12
Myers Industries	190	3
Neenah Paper	104	7
Olin	928	21
Olympic Steel	81	2
OMNOVA Solutions*	340	2
P.H. Glatfelter	217	5
PolyOne	506	19
Quaker Chemical	82	7

See Notes to Financial Statements.

12

	Number of Shares	Value (000)

COMMON STOCKS — continued
Materials — continued
Rayonier Advanced Materials	331	$ 4
Rentech*	340	1
Ryerson Holding*	138	2
Schweitzer-Mauduit International	186	6
Sensient Technologies	262	18
Stepan	113	7
Stillwater Mining*	704	7
SunCoke Energy	433	3
TerraVia Holdings*	330	1
TimkenSteel	306	3
Trecora Resources*	175	2
Tredegar	171	3
Trinseo SA (Luxembourg)*	89	4
Tronox, Cl A (Australia)	317	2
U.S. Concrete*	91	6
United States Lime & Minerals	24	1
Valhi	443	1
Worthington Industries	294	11

		401

Telecommunication Services — 0.8%
8x8*	427	5
Atlantic Tele-Network	58	4
Cincinnati Bell*	1,383	6
Cogent Communications Holdings	274	11
Consolidated Communications Holdings	235	6
FairPoint Communications*	68	1
General Communication, Cl A*	143	2
Globalstar*	2,917	6
IDT, Cl B	98	2
Inteliquent	145	2
Iridium Communications*	545	5
Leap Wireless International (A) (B)	180	–
Lumos Networks*	55	1
Shenandoah Telecommunications	299	10
Spok Holdings	171	3
Vonage Holdings*	869	4
Windstream Holdings	610	5

		73

Utilities — 3.4%
ALLETE	261	15
American States Water	225	9
Atlantic Power (Canada)	893	2
Avista	323	13
Black Hills	268	16
California Water Service Group	236	7
Chesapeake Utilities	67	4
Connecticut Water Service	45	2
Dynegy*	693	13
El Paso Electric	198	9
Empire District Electric	219	7
IDACORP	275	20
MGE Energy	204	10
Middlesex Water	65	3
New Jersey Resources	449	16
Northwest Natural Gas	136	8
NorthWestern	247	14
NRG Yield, Cl A	145	2
NRG Yield, Cl C	189	3
ONE Gas	40	2

	Number of Shares	Value (000)

Ormat Technologies	181	$ 8
Otter Tail	169	5
Pattern Energy Group	269	6
Piedmont Natural Gas	421	25
PNM Resources	457	15
Portland General Electric	470	19
South Jersey Industries	359	11
Southwest Gas	246	17
Spire	227	15
Unitil	58	2
WGL Holdings	263	17

		315

Total Common Stocks (Cost $9,328)		9,132

EXCHANGE-TRADED FUND — 2.1%
iShares Russell 2000 Index Fund (USA)†	1,721	198

Total Exchange-Traded Fund (Cost $190)		198

MONEY MARKET FUND — 0.8%
PNC Government Money Market Fund, Class I Shares 0.080%† (C)	69,289	69

Total Money Market Fund (Cost $69)		69

RIGHTS — 0.0%
Chelsea Therapeutics International (A) (B)	309	–

Total Rights (Cost $ – )		–

WARRANTS — 0.0%
Hercules Offshore* (A) (B)	64	–

Total Warrants (Cost $ – )		–

TOTAL INVESTMENTS — 100.1%
(Cost $9,587)**		9,399
Other Assets & Liabilities – (0.1)%		(6)
TOTAL NET ASSETS — 100.0%		$9,393

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $9,599.

Gross unrealized appreciation (000)	$1,073
Gross unrealized depreciation (000)	(1,273)

Net unrealized depreciation (000)	$(200)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $2 (000) and represents less than 0.1% of net assets as of May 31, 2016.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

13

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 6

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$9,130	$–	$2	$9,132

Exchange-Traded Fund	198	–	–	198

Money Market Fund	69	–	–	69

Rights	–	–	–	–

Warrants	–	–	–	–

Total Assets - Investments in Securities	$9,397	$–	$2	$9,399

There were no transfers between Levels during the fiscal year ended May 31, 2016.

See Notes to Financial Statements.

14

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)

Pursuant to the “Iran Threat Reduction and Syria Human Rights Act of 2012” (the “Act”) please indicate whether the Registered Investment Company or any of its other affiliates has made investments or has engaged in specific activities in Iran within its last fiscal year end. A registered investment company or its affiliates will be required to disclose its activities if it has done the following: (i) knowingly engaged in an activity described in subsection (a) or (b) of Section 5 of the Iran Sanctions Act of 1996; (ii) knowingly engaged in any activity described in subsection (c)(2) of section 104 of the Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010, or a transaction described in section (d)(l) of that section; (iii) knowingly conducted any transaction or dealing with: (a) any person the property and interests in property of which are blocked pursuant to Executive Order No. 13224; (b) any person the property and interests in property of which are blocked pursuant to Executive Order No. 13382; and (c) any person or entity identified under section 560.304 of title 31, Code of Federal Regulations; or (iv) knowingly conducting any transaction or dealing with any person defined as the “Government of Iran” in 31 CFR 560.304 without specific authorization of a Federal department or agency.

Neither the Registrant nor any of its other affiliates has knowingly made investments or has knowingly engaged in specific activities in Iran within its last fiscal year end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PNC Funds

By (Signature and Title)* /s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date 7/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date 7/28/2016

By (Signature and Title)* /s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date 7/28/2016

* Print the name and title of each signing officer under his or her signature.